SCHEDULE 14A INFORMATION
Proxy Statement Pursuant to Section 14(a) of the Securities Exchange Act of 1934

Filed by the Registrant[x]
Filed by a Party other than the Registrant[ ]

Check the appropriate box:
[ ] Preliminary Proxy Statement
[x] Definitive Proxy Statement
[ ] Definitive Additional Materials
[ ] Soliciting Material Pursuant to ss.240.14a-11(c) or ss.240.14a-12

                               DI INDUSTRIES, INC.
                (Name of Registrant as Specified In Its Charter)

                               DI INDUSTRIES, INC.
                   (Name of Person(s) Filing Proxy Statement)

Payment of Filing Fee (Check the appropriate box):
[ ] $125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(1), or 14a-6(i)(2).
[ ] $500 per each party to the controversy pursuant to Exchange Act
    Rule 14a-6(i)(3).
[x] Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and 0-11.

         1) Title of each class of securities to which transaction applies:
            Common Stock

         2) Aggregate number of securities to which transaction applies:
            79,071,156

         3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-111: $0.57

         4) Proposed maximum aggregate value of transaction: $45,070,559

         5) Total fee paid: $9,037.32

[x] Fee paid previously with preliminary materials.

[ ] Check box if any part of the fee is offset as provided by Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.

         1) Amount Previously Paid: N/A

         2) Form, Schedule or Registration Statement No.: N/A

         3) Filing Party: N/A

         4) Date Filed: N/A
- - - - ------------
(1) Estimated pursuant to Rule 0-11(c) and (a)(4), based on the book value of the securities to be received by the registrant upon consummation of the Mergers.

                             [LOGO GRAPHIC OMITTED]

                               DI INDUSTRIES, INC.
                            450 GEARS ROAD, SUITE 625
                              HOUSTON, TEXAS 77067

                    NOTICE OF ANNUAL MEETING OF SHAREHOLDERS

TO THE SHAREHOLDERS OF DI INDUSTRIES, INC.:

     The Annual Meeting of Shareholders of DI Industries, Inc., a Texas corporation ( the "Company"), will be held at the Greenspoint Club, 16925 Northchase, Houston, Texas, 77060 on August 27, 1996 at 9:00 a.m., local time, and any adjournment or postponement thereof, to consider the following matters, which are described in more detail in the accompanying Proxy Statement:

     1. To adopt and approve the Agreement and Plan of Merger, as amended (the "Rig Merger Agreement"), dated as of May 7, 1996, by and among the Company, DI Merger Sub, Inc., a newly formed Delaware corporation and a wholly owned subsidiary of the Company ("Merger Sub"), Roy T. Oliver, Jr., Mike L. Mullen, R.T. Oliver, Inc., an Oklahoma corporation ("RTO"), and Land Rig Acquisition Corporation, a Delaware corporation ("LRAC"), and all of the transactions set forth or contemplated therein, pursuant to which (1) RTO and Merger Sub will merge with and into LRAC, which shall be the surviving corporation (the "Rig Merger"), (2) each outstanding share of common stock of RTO will be automatically converted into 22,714.770 shares, or an aggregate of 11,357,385 shares (subject to adjustment), of the common stock, $0.10 par value per share, of the Company (the "Company Common Stock"), or, as to up to 20% of the RTO stock, the right to receive $14,363.50 per share in cash, (3) each outstanding share of common stock of LRAC will be automatically converted into 28,178.193 shares, or an aggregate of 28,178,193 shares (subject to adjustment), of the Company Common Stock or, as to up to 20% of the LRAC stock, the right to receive $17,818.25 per share in cash, (4) the shareholders of LRAC and RTO will receive warrants to purchase up to 1,720,000 shares of Company Common Stock, exercisable only upon the occurrence of certain events, and (5) LRAC will become a wholly-owned subsidiary of the Company.

     2. To adopt and approve the Agreement and Plan of Merger, as amended (the "Somerset Merger Agreement"), dated as of May 7, 1996, by and among the Company and Somerset Investment Corp., a Texas corporation ("Somerset"), and all of the transactions set forth or contemplated therein, pursuant to which (1) Somerset will merge with and into the Company, which will be the surviving corporation (the "Somerset Merger") (the Rig Merger and the Somerset Merger collectively, the "Mergers"), (2) each outstanding share of common stock of Somerset will be automatically converted into 39,535.578 shares, or an aggregate of 39,535,578 shares (subject to adjustment), of the Company Common Stock, (3) the shareholders of Somerset will receive warrants to purchase up to 1,720,000 shares of Company Common Stock, exercisable only upon the occurrence of certain events, and (4) the Company's Articles of Incorporation shall be amended to incorporate all of the amendments contemplated by the Charter Amendments (as defined hereinafter).

     3.   To elect five (5) members to the Board of Directors of the Company.

     4. To adopt and approve the 1996 Employee Stock Option Plan (the "Stock Option Plan") and the reservation of an aggregate of 7,000,000 shares of Company Common Stock for issuance thereunder.

     5. To adopt and approve an amendment to the Company's Articles of Incorporation increasing the number of authorized shares of Company Common Stock from 75,000,000 shares to 300,000,000 shares (the "Share Authorization Amendment"), which charter amendment shall be automatically effected upon the approval and ultimate consummation of the Somerset Merger.

     6. To adopt and approve an amendment to the Company's Articles of Incorporation providing that any action requiring the consent of more than a majority of the issued and outstanding stock of the Company under the Texas Business Corporation Act shall only require the consent of a majority of the issued and outstanding stock of the Company (the "Voting Amendment") (the Share Authorization Amendment and Voting Amendment are sometimes herein referred to collectively as the "Charter Amendments"), which Charter Amendments shall be automatically effected upon the approval and ultimate consummation of the Somerset Merger.

     7. To consider and transact such other business as may properly come before the Annual Meeting or any adjournments or postponements thereof.

     Copies of the Rig Merger Agreement, the Somerset Merger Agreement (collectively, the "Merger Agreements") and Stock Option Plan are attached to the Proxy Statement as Appendices A, B and C, respectively.

     The Board of Directors of the Company has fixed the close of business on July 15, 1996, as the record date for determination of shareholders entitled to notice of and to vote at the Annual Meeting and any adjournments or postponements thereof. The Bylaws of the Company require that the holders of a majority of the outstanding shares of the Company Common Stock entitled to vote be represented in person or by proxy at the meeting to constitute a quorum for the transaction of business. The affirmative vote of the holders of two-thirds of the outstanding shares of the Company Common Stock is required to approve each of the Somerset Merger Agreement and each of the Charter Amendments. Approval of the Rig Merger Agreement and Stock Option Plan requires the affirmative vote of a majority, and the election of directors requires the affirmative vote of a plurality, of shares represented at a meeting at which a quorum is present.

     THE BOARD OF DIRECTORS OF THE COMPANY BELIEVES THAT THE MERGERS, EACH OF THE CHARTER AMENDMENTS AND THE STOCK OPTION PLAN ARE IN THE BEST INTERESTS OF THE COMPANY AND ITS SHAREHOLDERS AND RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE MERGERS, EACH OF THE CHARTER AMENDMENTS AND THE STOCK OPTION PLAN, AND THE ELECTION OF THE NOMINEES FOR DIRECTOR NAMED IN THE ACCOMPANYING PROXY STATEMENT.

     Your vote is important. Even if you plan to attend the Annual Meeting in person, we request that you sign and return the enclosed proxy card and thus ensure that your shares of the Company Common Stock will be represented at the Annual Meeting if you are unable to attend. When a proxy is returned properly executed, the shares represented thereby will be voted in accordance with the indicated instructions. However, if no choice has been specified, the shares will be voted for the Merger Agreements and the other proposals. If you do attend the Annual Meeting and wish to vote in person, you may withdraw your proxy and vote in person.

                                          By Order of the Board of Directors,


Houston, Texas                            /s/ IVAN SIEM
August 2, 1996                            IVAR SIEM, CHAIRMAN OF THE BOARD,
                                          PRESIDENT & CHIEF EXECUTIVE OFFICER

                               DI INDUSTRIES, INC.
                            450 GEARS ROAD, SUITE 625
                              HOUSTON, TEXAS 77067

          ------------------------------------------------------------

                                 PROXY STATEMENT

          ------------------------------------------------------------

            This Proxy Statement (this "Proxy Statement") and the enclosed proxy card are being furnished to the shareholders of DI Industries, Inc., a Texas corporation (the "Company"), in connection with the solicitation of proxies by the Board of Directors of the Company (the "Board of Directors") for use at the Annual Meeting of Shareholders to be held at 9:00 a.m., local time, on August 27, 1996, at the Greenspoint Club, 16925 Northchase, Houston, Texas 77060, and at any adjournments or postponements thereof (the "Annual Meeting"). This Proxy Statement also serves as the Annual Report to Shareholders for the year ended December 31, 1995.

            At the Annual Meeting, the holders (the "Shareholders") of shares of the common stock, par value $0.10 per share, of the Company (the "Company Common Stock") will be asked to consider and vote on (1) a proposal to adopt and approve the Agreement and Plan of Merger, as amended (the "Rig Merger Agreement"), dated as of May 7, 1996, by and among the Company, DI Merger Sub, Inc., a newly formed Delaware corporation and a wholly owned subsidiary of the Company ("Merger Sub"), Roy T. Oliver, Jr. ("Oliver"), Mike L. Mullen ("Mullen"), R.T. Oliver, Inc., an Oklahoma corporation ("RTO"), and Land Rig Acquisition Corporation, a Delaware corporation ("LRAC"), pursuant to which (a) RTO and Merger Sub will merge with and into LRAC, which shall be the surviving corporation (the "Rig Merger"), (b) each outstanding share of common stock of RTO (the "RTO Shares") will be automatically converted into 22,714.770 shares (subject to adjustment) of the Company Common Stock or, as to up to 20% of the RTO Shares, the right to receive $14,363.50 per share in cash, (c) each outstanding share of common stock of LRAC (the "LRAC Shares") will be automatically converted into 28,178.193 shares (subject to adjustment) of the Company Common Stock or, as to up to 20% of the LRAC Shares, the right to receive $17,818.25 per share in cash, (d) the shareholders of LRAC and RTO (the "LRAC/RTO Shareholders") will receive warrants to purchase up to 1,720,000 shares of Company Common Stock, exercisable only upon the occurrence of certain events, and (e) LRAC will become a wholly owned subsidiary of the Company, and
(2) a proposal to adopt and approve the Agreement and Plan of Merger, as amended (the "Somerset Merger Agreement"), dated as of May 7, 1996, by and between the Company and Somerset Investment Corp., a Texas corporation ("Somerset"), and all of the transactions set forth or contemplated therein, pursuant to which (a) Somerset will merge with and into the Company, which shall be the surviving corporation (the "Somerset Merger") (the Rig Merger and the Somerset Merger collectively, the "Mergers"), (b) each outstanding share of common stock of Somerset (the "Somerset Shares") will be automatically converted into 39,535.578 shares (subject to adjustment) of the Company Common Stock, (c) the shareholders of Somerset will receive warrants to purchase up to 1,720,000 shares of Company Common Stock, exercisable only upon the occurrence of certain events, and (d) the Company's Articles of Incorporation shall be amended to incorporate the Charter Amendments (as defined hereinafter).

            The Shareholders will also be asked: (1) to consider and vote on a proposal to adopt and approve an amendment to the Company's Articles of Incorporation increasing the number of authorized shares of the Company Common Stock from 75,000,000 shares to 300,000,000 shares (the "Share Authorization Amendment"), and (2) to consider and vote on a proposal to adopt and approve an amendment to the Company's Articles of Incorporation providing that any action requiring the consent of more than a majority of the issued and outstanding stock of the Company under the Texas Business Corporation Act (the "TBCA") shall only require the consent of majority of the issued and outstanding stock of the Company, including any amendment to Articles of Incorporation or a merger, consolidation or sale, lease or disposition of all or substantially all of the assets of the Company (the "Voting Amendment") (the Share Authorization Amendment and Voting Amendment are sometimes referred to collectively as the "Charter Amendments"). Each of the Charter Amendments will be automatically effected upon the approval and ultimate consummation of the Somerset Merger.

            Additionally, the Shareholders will be asked (1) to elect five members to the Board of Directors of the Company and (2) to consider and vote on a proposal to adopt the 1996 Employee Stock Option Plan (the "Stock Option Plan") and the reservation of an aggregate of 7,000,000 shares of the Company Common Stock for issuance thereunder.

            Copies of the Rig Merger Agreement, the Somerset Merger Agreement (collectively, the "Merger Agreements") and the Stock Option Plan are attached to this Proxy Statement as Appendices A, B and C, respectively. This Proxy Statement and the accompanying form of proxy are first being mailed to the Shareholders on or about August 2, 1996.

                ------------------------------------------------

NO PERSONS HAVE BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT IN CONNECTION WITH THE SOLICITATION OF PROXIES MADE HEREBY, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ANY OTHER PERSON.

THE TRANSACTIONS SET FORTH HEREIN HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE FAIRNESS OR MERITS OF THIS TRANSACTION NOR UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE DELIVERY OF THIS PROXY STATEMENT SHALL NOT, UNDER ANY CIRCUMSTANCES, CREATE AN IMPLICATION THAT THERE HAS BEEN NO CHANGE IN THE AFFAIRS OF THE COMPANY SINCE THE DATE HEREOF OR THAT THE INFORMATION HEREIN IS CORRECT AS OF ANY TIME SUBSEQUENT TO ITS DATE.

A COPY OF THE COMPANY'S CURRENT ANNUAL REPORT ON FORM 10-KA AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") MAY BE OBTAINED FROM THE COMPANY WITHOUT CHARGE BY WRITING TO THE CORPORATE SECRETARY AT THE CORPORATE OFFICES LOCATED AT 450 GEARS ROAD, SUITE 625, HOUSTON, TEXAS 77067.

                                TABLE OF CONTENTS

SUMMARY ...................................................................    7
      The Companies and the Transactions ..................................    7
      The Annual Meeting ..................................................    8
      Stock Ownership of Management and Affiliates ........................    9
      The Rig Merger and the Rig Merger Agreement .........................    9
      The Somerset Merger and the Somerset Merger Agreement ...............   10
      The Charter Amendments ..............................................   12
      The Stock Option Plan ...............................................   12
      Recommendation of the Board of Directors ............................   12
      Accounting Treatment ................................................   13
      No Solicitation .....................................................   13
      No Appraisal Rights .................................................   13
      Dividend Policies ...................................................   13
      Listing of Shares; Market and Market Price ..........................   14
      Certain Relationships and Related Transactions ......................   14
      Recent Developments .................................................   15
      Selected Historical and Unaudited Pro Forma
        Combined Financial Information ....................................   16

THE ANNUAL MEETING ........................................................   18
      General .............................................................   18
      Matters to be Considered at the Annual Meeting ......................   18
      Voting at the Annual Meeting; Record Date ...........................   18
      Voting of Proxies ...................................................   19
      Revocability of Proxies .............................................   19
      Solicitation of Proxies .............................................   20

THE MERGERS ...............................................................   20
      Effect of the Mergers ...............................................   20
      Background of the Mergers ...........................................   22
      Valuation of the Mergers ............................................   24
      Dependence on Merger Rigs ...........................................   25
      Reasons for the Mergers/Recommendations of the
        Board of Directors ................................................   25
      Certain Relationships and Related Transactions ......................   26
      Accounting Treatment ................................................   27
      Restrictions on Resales/Registration Rights .........................   27
      No Solicitation .....................................................   27
      No Appraisal Rights .................................................   28

THE RIG MERGER AGREEMENT ..................................................   28
      Effective Time of the Merger ........................................   28
      Manner and Basis of Converting Shares ...............................   29
      Rig Shadow Warrants .................................................   30
      Conditions to the Merger ............................................   30
      Representations and Warranties ......................................   31
      Certain Covenants; Conduct of Business Prior
        to the Merger .....................................................   31
      Termination or Amendment of the Merger Agreement ....................   31
      Expenses ............................................................   32
      Indemnification .....................................................   32
      Charter Amendments ..................................................   32

THE SOMERSET MERGER AGREEMENT .............................................   32
      Effective Time of the Merger ........................................   33
      Manner and Basis of Converting Shares ...............................   33
      Somerset Shadow Warrants ............................................   33
      Conditions to the Merger ............................................   33
      Representations and Warranties ......................................   34
      Certain Covenants; Conduct of Business Prior to the Merger ..........   34
      Termination or Amendment of the Merger Agreement ....................   34
      Expenses ............................................................   35
      Indemnification .....................................................   35
      Charter Amendments ..................................................   36

SHAREHOLDERS' AGREEMENT ...................................................   36

CERTAIN UNITED STATES FEDERAL INCOME TAX CONSEQUENCES .....................   36

MARKET PRICES, DIVIDEND AND DISTRIBUTIONS .................................   38

DI INDUSTRIES, INC. UNAUDITED
    PRO FORMA FINANCIAL INFORMATION .......................................   39

MANAGEMENT'S DISCUSSION AND ANALYSIS OF THE COMPANY'S
    FINANCIAL CONDITION AND RESULTS OF OPERATIONS .........................   44
      Financial Condition and Liquidity ...................................   44
      Results of Operations ...............................................   45
      Comparison of the Three Months Ended
        March 31, 1996 and 1995 ...........................................   46
      Comparison of the Fiscal Year Ended December 31, 1995 to
        the Twelve Months Ended December 31, 1994 .........................   47
      Comparison of the Nine Month Period Ended
        December 31, 1994 and 1993 ........................................   50
      Income Taxes and Other ..............................................   52
      Industry Trends .....................................................   52

BUSINESS OF THE COMPANY ...................................................   53
      Discontinued and Suspended Operations ...............................   54
      Industry Segments ...................................................   54
      Industry Conditions .................................................   54
      Contract Drilling and Workover ......................................   55
      General .............................................................   60
      Litigation ..........................................................   63

THE RIG COMPANIES .........................................................   63

SOMERSET ..................................................................   64

ELECTION OF DIRECTORS .....................................................   64
      General Information .................................................   64
      Recommendation of the Board of Directors ............................   65
      Directors and Nominees for Director .................................   65
      Executive Officers ..................................................   66
      Compensation of Directors ...........................................   67

      Compensation of Executive Officers ..................................   67
      Board Committees ....................................................   69
      Report of the Compensation Committee and Stock Option Committee
          on Executive Compensation .......................................   69
      Stock Performance Graph .............................................   70
      Section 16(a) Compliance ............................................   71

APPROVAL OF THE STOCK OPTION PLAN .........................................   72
      Summary of the Stock Option Plan ....................................   72
      Federal Income Tax Consequences .....................................   73
      Board Recommendation ................................................   73

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS
    AND MANAGEMENT ........................................................   73

CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS ............................   75

PROPOSAL TO AMEND ARTICLES OF INCORPORATION:
SHARE AUTHORIZATION AMENDMENT .............................................   76
      Background ..........................................................   76
      Proposed Amendment ..................................................   77
      Recommendations and Required Affirmative Vote .......................   77

PROPOSAL TO AMEND ARTICLES OF INCORPORATION:
VOTING AMENDMENT ..........................................................   78
      Background ..........................................................   78
      Proposed Amendment ..................................................   78
      Recommendations and Required Affirmative Vote .......................   78

DESCRIPTION OF CAPITAL STOCK OF THE COMPANY ...............................   79
      General .............................................................   79
      Company Common Stock ................................................   79
      Company Preferred Stock .............................................   79
      Rights to Purchase Preferred Stock ..................................   79
      Stock Option Plans ..................................................   79
      Stockholder Vote Required to Approve Certain
        Business Combinations .............................................   80
      Transfer Agent and Registrar ........................................   80

INDEPENDENT AUDITORS ......................................................   80

FORWARD LOOKING STATEMENTS ................................................   81

SHAREHOLDER PROPOSALS .....................................................   81

AVAILABLE INFORMATION .....................................................   81

APPENDIX A

      Agreement and Plan of Merger Among DI Industries, Inc., DI Merger Sub, Inc., Roy T. Oliver, Jr., Mike L. Mullen, R.T. Oliver, Inc. and Land Rig Acquisition Corp., Amendment Dated June 11, 1996 to the Agreement and Plan of Merger Among DI Industries, Inc., DI Merger Sub, Inc. Roy T. Oliver, Jr., Mike Mullen, R.T. Oliver, Inc., and Land Rig Acquisition Corp., and Second Amendment Dated July 26, 1996 to the Agreement and Plan of Merger Among DI Industries, Inc., DI Merger Sub, Inc., Roy T. Oliver, Jr., Mike
      L. Muller, R.T. Oliver, Inc. and Land Rig Acquisition Corp.

APPENDIX B

      Agreement and Plan of Merger Between DI Industries, Inc. and Somerset Investment Corp., Amendment Dated June 11, 1996 to the Agreement and Plan of Merger between DI Industries, Inc. and Somerset Investment Corp., and Second Amendment Dated July 26, 1996 to the Agreement and Plan of Merger Among DI Industries, Inc., DI Merger Sub, Inc., Roy T. Oliver, Jr., Mike
      L. Mullen, R. T. Oliver, Inc. and Land Rig Acquisition Corp.

APPENDIX C

      DI Industries, Inc. 1996 Employee Stock Option Plan.

                                     SUMMARY

              THE FOLLOWING IS A SUMMARY OF CERTAIN INFORMATION CONTAINED IN THIS PROXY STATEMENT AND IS QUALIFIED IN ITS ENTIRETY BY THE DETAILED INFORMATION AND FINANCIAL STATEMENTS CONTAINED ELSEWHERE IN THIS PROXY STATEMENT. ALL REFERENCES TO THE "COMPANY" IN THE PROXY STATEMENT REFER TO DI INDUSTRIES, INC. AND ITS SUBSIDIARIES, UNLESS THE CONTEXT OTHERWISE REQUIRES.

THE COMPANIES AND THE TRANSACTIONS

              THE COMPANY. DI Industries, Inc., a Texas corporation formed in 1980, is engaged primarily in the business of providing onshore contract drilling services to the oil and gas industry. The Company conducts domestic operations in Texas, Louisiana, Oklahoma, Ohio, Pennsylvania, New York, Michigan, Montana, Utah, North Dakota, and other states; and currently has international operations in Argentina, Venezuela and Mexico. The Company believes that it is the second largest operator of United States-based land drilling rigs in the United States, based on number of rigs owned. The principal office of the Company is located at 450 Gears Road, Suite 625, Houston, Texas 77067, and its telephone number is (713) 874-0202.

              RTO. R.T. Oliver, Inc. is a privately owned Oklahoma corporation based in Oklahoma City. RTO's assets consist of partial interests in 10 units of an 18-unit fleet of all electric ("SCR") land drilling rigs (the "Merger Rigs") which are capable of drilling to depths of 20,000 feet or greater, including five 3,000 horsepower and nine 2,000 horsepower rigs. The sole shareholder of RTO is Oliver. Oliver has been an active participant in the used oil field service equipment market for over 15 years. Oliver is also a nominee for the Board of Directors. The offices of RTO are located at 6601 S.W. 29th Street, Oklahoma City, Oklahoma 73179 and its telephone number is (405) 745-4137.

              LRAC. Land Rig Acquisition Corporation is a privately owned Delaware corporation based in Dallas, Texas. LRAC owns whole or partial interests in all of the Merger Rigs. The interests of RTO and LRAC constitute all of the ownership interests in all of the Merger Rigs. The principal shareholders of LRAC are certain corporations and partnerships owned or controlled by Oliver or Mullen. Mullen has also been an active participant in the used oil field service equipment market for over 15 years. The offices of LRAC are located at 8411 Preston Road, Suite 730, Dallas, Texas 75225 and its telephone number is (214) 692-6690.

              MERGER RIGS. The Merger Rigs have been held in stacked mode in locations in Texas, Oklahoma and Wyoming, in some cases for extended periods of time. The Company believes that the Merger Rigs are generally in good condition; however, they will require refurbishment and drill pipe strings and related equipment before they are in serviceable condition for domestic operations. More extensive modifications will be required to put the Merger Rigs into condition for certain types of international operations. The Company estimates that it would need to spend between $400,000 and $750,000 per rig to place this fleet in "drill ready" condition for domestic service, and a minimum of $750,000 per rig for international service. Each rig will also require a 12,000 to 30,000 foot string of drill pipe (with collars) at a cost of approximately $30 per foot before it can be placed in service.

              The Merger Rigs have been appraised recently by Superior Auctioneers and Marketing, Inc., an experienced used oil field equipment appraiser, at $23,700,000 on a "orderly liquidation value" basis. See "The Mergers - Valuation of the Mergers."

              SOMERSET. Somerset Investment Corp. is a Texas corporation which has been recently formed to receive a $25,000,000 capital contribution from its sole shareholders, Somerset Drilling Associates, L.L.C., a Delaware limited liability company ("SDA"), and Somerset Capital Partners, a New York general partnership ("SCP"), (SDA and SCP collectively, the "Somerset Shareholders") and to participate in the Somerset Merger. The Somerset Shareholders have secured the financing for the $25,000,000 capital contribution to Somerset. Messrs. William R. Ziegler and Steven A. Webster, both affiliates of Somerset, are also nominees for the Board of Directors. The offices of Somerset are located at 69 Delaware Avenue, Buffalo, New York 14202, and its telephone number is (716) 842-1042.

              USE OF PROCEEDS OF SOMERSET MERGER. As a result of the Somerset Merger, the Company will obtain approximately $25,000,000 in cash. Of such amount, (1) up to $5,000,000 will be used to make any payments required by reason of exercise of the Cash Option (as defined below) under the Rig Merger Agreement, (2) a minimum of $11,000,000 is expected to be utilized for rig refurbishment and to purchase needed drill pipe strings and other accessory equipment over an estimated two year period, (3) up to $600,000 will be used to pay the costs and expenses incurred in connection with the Mergers, including the reimbursement of certain expenses of LRAC, RTO and Somerset in accordance with the Merger Agreements, the Investment Monitoring Fee (as defined hereinafter) and the Company's legal fees and other registration expenses and
(4) the remainder will be used for working capital. Pending application of such proceeds, the Company intends to invest such proceeds in short-term interest-bearing securities. The Company may, in its discretion, decide in the future to use such proceeds for such other purposes as the needs of the Company dictate.

              COMPANY STRATEGY. In early 1996, the Company began implementing a new strategy which involves making significant changes to the Company's organization, focusing the Company's activities on higher margin markets and altering the Company's legal structure to provide a more efficient operating structure. The proposed Mergers represent a significant step in accomplishing the Company's new strategy in that the 18 ultra deep drilling rigs and the capital to refurbish them will enable the Company to focus on higher margin markets where drilling projects are of a longer duration than the Company's current markets.

THE ANNUAL MEETING

              DATE, TIME AND PLACE. The Annual Meeting will be held at 9:00 a.m. local time, on August 27, 1996, at the Greenspoint Club, 16925 Northchase, Houston, Texas 77060.

              RECORD DATE; SHARES ENTITLED TO VOTE; QUORUM. Holders of record of the Company Common Stock at the close of business on July 15, 1996 (the "Record Date") are entitled to notice of and to vote at the Annual Meeting. At such date, there were 38,836,378 shares of Company Common Stock outstanding. Each share will be entitled to one vote on each matter to be acted upon or which may properly come before the Annual Meeting. The presence, in person or by proxy, of the holders of a majority of the outstanding shares of Company Common Stock entitled to vote at the Annual Meeting is necessary to constitute a quorum for the transaction of business at the Annual Meeting. Shares of Company Common Stock represented by properly executed proxies received at or prior to the Annual Meeting which have not been revoked will be voted in accordance with the instructions indicated thereon. If no instructions are indicated on a properly executed proxy, such proxy will be voted FOR approval and adoption of the Merger Agreements and all of the other proposals.

              PURPOSE OF THE ANNUAL MEETING. The purpose of the Annual Meeting is to consider and vote upon the following: (1) a proposal to adopt and approve the Rig Merger Agreement and the transactions set forth or contemplated therein,
(2) a proposal to adopt and approve the Somerset Merger Agreement and the transactions set forth or contemplated therein, (3) the election of five members to the Board of Directors of the Company, (4) a proposal to adopt and approve the Stock Option Plan, and to reserve for issuance 7,000,000 shares of Company Common Stock thereunder, (5) a proposal to adopt and approve the Share Authorization Amendment, and (6) a proposal to adopt and approve the Voting Amendment; and to transact such other business as may properly come before the Annual Meeting. Each of the Charter Amendments shall be automatically effected upon the approval and ultimate consummation of the Somerset Merger.

              VOTE REQUIRED. The adoption and approval of the Somerset Merger Agreement and each of the Charter Amendments will each require the affirmative vote of the holders of two-thirds of the total number of shares of

Company Common Stock outstanding and entitled to vote thereon. Adoption and approval of the Rig Merger Agreement and the Stock Option Plan will require the affirmative vote of a majority of the shares represented at the meeting, provided a quorum exists. The election of directors will require a plurality of votes represented at the meeting.

              See "The Annual Meeting."

STOCK OWNERSHIP OF MANAGEMENT AND AFFILIATES

              As of the Record Date, the executive officers and directors of the Company and their affiliates beneficially owned, in the aggregate, 10,432,405 shares of the Company Common Stock, representing approximately 26.9% of the outstanding shares of the Company Common Stock. The Company has been advised that executive officers, directors and their affiliates holding 10,430,105 shares, or 26.9% of the outstanding Company Common Stock, intend to vote all of their shares in favor of approval of the Merger Agreements and the other proposals. See "Security Ownership of Certain Beneficial Owners and Management."

THE RIG MERGER AND THE RIG MERGER AGREEMENT

              EFFECT OF THE RIG MERGER. Upon consummation of the transactions contemplated by the Rig Merger Agreement, (1) RTO and Merger Sub will be merged with and into LRAC, which will be the surviving corporation, and (2) subject to the exercise of the Cash Option, (i) each of the RTO Shares will be converted into the right to receive 22,714.770 shares of Company Common Stock, or an aggregate of 11,357,385 shares of Company Common Stock (subject to adjustment), and (ii) each of the LRAC Shares will be converted into the right to receive 28,178.193 shares of Company Common Stock, or an aggregate of 28,178,193 shares of Company Common Stock (subject to adjustment). The foregoing exchange ratios are based on the 38,836,378 shares of Company Common Stock issued and outstanding on the Record Date, and the 699,200 shares of Company Common Stock subject to options issued by the Company, excluding the Dillard Option (as defined hereinafter), and outstanding on the Record Date. In the event the number of shares of Company Common Stock which are issued or subject to options as of the Effective Time is greater or less than the amount specified in the immediately preceding sentence, the number of shares of Company Common Stock issuable to the LRAC/RTO Shareholders pursuant to the Rig Merger will be increased or decreased by a number of shares of Company Common Stock equal to such difference. The LRAC/RTO Shareholders have the option (the "Cash Option") to receive up to an aggregate of $5,000,000 in cash in lieu of up to 20% of the aggregate number of shares of Company Common Stock issuable in the Rig Merger. In addition, the LRAC/RTO Shareholders will receive warrants to purchase up to 1,720,000 shares of Company Common Stock, exercisable only in the event that the issued and outstanding Series A Convertible Redeemable Preferred Stock of the Company (the "Series A Preferred Stock") is converted into Company Common Stock or the Dillard Option is exercised, and, in such event, only with respect to an equivalent number of shares as are subject to such conversion or exercise. Such warrants (the "Rig Shadow Warrants") will be exercisable at the conversion price or option price (as applicable) at which the shares of Series A Preferred Stock are converted or the Dillard Option is exercised. The Series A Preferred Stock is convertible at $1.25 per share and the Dillard Option, to the extent exercisable, is exercisable at $1.00 per share. The maximum number of shares of Company Common Stock issuable in the Rig Merger represents approximately one-third of the number of shares of Company Common Stock that the Company anticipates will be outstanding immediately after the Effective Time. See "The Mergers - Effect of the Mergers."

              CONDITIONS TO THE RIG MERGER. The obligations of each of the Company, RTO and LRAC to consummate the Rig Merger are subject to the satisfaction of certain conditions, including, among others (1) obtaining approval of the Shareholders, (2) the Somerset Merger becoming effective, and
(3) a registration statement on Form S-3 covering the resale of the shares of Company Common Stock issued pursuant to the Rig Merger shall have been declared and remain effective. None of the conditions listed in (1) or (2) may be waived without the consent of the other parties to the Rig Merger and, as of the date hereof, the other parties to the Rig Merger have indicated that they will not waive any of such conditions. See "The Rig Merger Agreement - Conditions to the Merger."

              EFFECTIVE TIME OF THE RIG MERGER. The Rig Merger will become effective as promptly as practicable after the approval of the Shareholders has been obtained and all other conditions to consummation of the Rig Merger have been satisfied or waived (the "Effective Time"). See "The Rig Merger Agreement - Effective Time of the Merger."

              TERMINATION OF THE RIG MERGER AGREEMENT. The Rig Merger Agreement may be terminated and the Rig Merger abandoned at any time prior to the Effective Time, before or after the approval of the Rig Merger by the Shareholders, at the option of either the Company, RTO or LRAC, if the Rig Merger has not been consummated by October 31, 1996, and prior to such time upon the occurrence of certain other events. See "The Rig Merger Agreement - Termination or Amendment of the Merger Agreement."

              TERMINATION FEE. In the event of any termination of the Rig Merger Agreement as a result of the failure to obtain the required approval of the Shareholders or if there has been a material breach of any of the representations, warranties, or covenants by the Company which has not been cured within twenty business days following receipt by the Company of notice of such breach, the Company has agreed to pay to LRAC and RTO an amount equal to all of the expenses incurred by LRAC and RTO in connection with the negotiation and preparation of the Rig Merger Agreement, plus the sum of $500,000 in the case of a termination as a result of the Company's breach or $250,000 in the case of the failure to obtain the approval of the Shareholders. If the Rig Merger is not consummated for any reason other than as a result of the material breach of LRAC or RTO of any of their representations, covenants, or agreements and if, prior to December 31, 1996, the Company or the Shareholders publicly announce, enter into a letter of intent relating to, enter into a definitive agreement providing for, or consummate, a merger, sale of assets, sale of shares of capital stock or similar transaction involving the Company (a "Company Acquisition Transaction"), the Company agrees to pay to LRAC and RTO an amount equal to 33.3 percent of the difference between the consideration paid in the Company Acquisition Transaction and $30,000,000, subject to adjustment in the event that the Company Acquisition Transaction involves less than all of the outstanding securities or assets of the Company. See "The Rig Merger Agreement - Termination or Amendment of the Merger Agreement."

              APPROVAL BY THE LRAC/RTO SHAREHOLDERS. The LRAC/RTO Shareholders have unanimously approved the Rig Merger Agreement and the Rig Merger.

              CHARTER AMENDMENTS. The adoption and approval of the Rig Merger Agreement by the Shareholders will not result in the adoption of the Charter Amendments or otherwise result in the amendment of the Articles of Incorporation of the Company, unless proposals 5 and 6 are separately approved by the Shareholders.

THE SOMERSET MERGER AND THE SOMERSET MERGER AGREEMENT

              EFFECT OF THE SOMERSET MERGER. Upon consummation of the transactions contemplated by the Somerset Merger Agreement, (1) Somerset will be merged with and into the Company, which will be the surviving corporation, (2) each of the Somerset Shares will be converted into the right to receive 39,535.578 shares of the Company Common Stock, or an aggregate of 39,535,578 shares of Company Common Stock (subject to adjustment), and (3) the Company's Articles of Incorporation shall be amended to incorporate each of the amendments contemplated by the Charter Amendments. The foregoing exchange ratio is based on the 38,836,378 shares of Company Common Stock issued and outstanding on the Record Date, and the 699,200 shares of Company Common Stock subject to options issued by the Company, excluding the Dillard Option, and outstanding on the Record Date. In the event the number of shares of Company Common Stock which are issued or subject to options as of the Effective Time is greater or less than the amount specified in the immediately preceding sentence, the number of shares of Company Common Stock issuable to the Somerset Shareholders pursuant to the Somerset Merger will be increased or decreased by a number of shares of Company Common Stock equal to such difference. The Somerset Shareholders will also receive warrants to purchase up to 1,720,000 shares of the Company Common Stock exercisable only in the event that the issued and outstanding Series A Preferred Stock is converted into Company Common Stock or the Dillard Option is exercised, and, in such event, only with respect to an equivalent number of shares as are subject to such conversion or exercise. Such warrants (the "Somerset Shadow Warrants") will be exercisable at the conversion price or option price (as applicable) at which the Series A Preferred Stock is converted or the Dillard Option is exercised. The Series A Preferred Stock is convertible at $1.25 per share and the Dillard Option, to the extent exercisable, is exercisable at $1.00 per share. The maximum number of shares of Company Common Stock issuable in the Somerset Merger to the Somerset Shareholders represents approximately one-third of the number of shares of Company Common Stock that the Company anticipates will be outstanding immediately after the Effective Time. See "The Mergers - Effect of the Mergers."

              CONDITIONS TO THE MERGER. The obligations of each of the Company and Somerset to consummate the Somerset Merger are subject to the satisfaction of certain conditions, including, among others (1) obtaining approval of the Shareholders, (2) the Rig Merger becoming effective, and (3) a registration statement on Form S-3 covering the resale of the shares of Company Common Stock issued pursuant to the Somerset Merger shall have been declared and remain effective. None of the conditions listed in (1) or (2) may be waived without the consent of Somerset and, as of the date hereof, Somerset has indicated that it will not waive any of such conditions. See "The Somerset Merger Agreement - Conditions to the Merger."

              EFFECTIVE TIME OF THE MERGER. The Somerset Merger will become effective as promptly as practicable after the approval of the Shareholders has been obtained and all other conditions to consummation of the Somerset Merger have been satisfied or waived.

              TERMINATION OF THE SOMERSET MERGER AGREEMENT. The Somerset Merger Agreement may be terminated and the Somerset Merger abandoned at any time prior to the Effective Time, before or after the approval by the Shareholders, at the option of either the Company or Somerset, if the Somerset Merger has not been consummated by October 31, 1996, and prior to such time upon the occurrence of certain other events. See "The Somerset Merger Agreement - Termination or Amendment of the Merger Agreement."

              TERMINATION FEE. In the event of any termination of the Somerset Merger Agreement as a result of the failure to obtain the required approval of the Shareholders or if there has been a material breach of any of the representations, warranties, or covenants by the Company which has not been cured within twenty days following receipt by the Company of notice of such breach, the Company has agreed to pay to Somerset an amount equal to all of the expenses incurred by Somerset in connection with the negotiation and preparation of the Somerset Merger Agreement, plus the sum of $500,000 in the case of a termination as a result of the Company's breach or $250,000 in the case of the failure to obtain the approval of the Shareholders. If the Somerset Merger is not consummated for any reason other than as a result of the material breach of Somerset of any of their representations, covenants, or agreements and if, prior to December 31, 1996, the Company or the Shareholders publicly announce, enter into a letter of intent relating to, enter into a definitive agreement providing for, or consummate, a Company Acquisition Transaction, the Company agrees to pay to Somerset an amount equal to 33.3 percent of the difference between the consideration paid in the Company Acquisition Transaction and $30,000,000, subject to adjustment in the event that the Company Acquisition Transaction involves less than all of the outstanding securities or assets of the Company. See "The Somerset Merger Agreement - Termination or Amendment of the Merger Agreement."

              APPROVAL BY THE SOMERSET SHAREHOLDERS. The Somerset Shareholders have unanimously approved the Somerset Merger Agreement and the Somerset Merger.

              CHARTER AMENDMENTS. The adoption and approval of the Somerset Merger Agreement by the Shareholders and the filing of the Articles of Merger necessary to consummate the Somerset Merger will cause each of the Charter Amendments to be adopted without any further action required by the Shareholders.

THE CHARTER AMENDMENTS

              The Shareholders will also be asked to separately consider and vote on a proposal to adopt and approve (i) the Share Authorization Amendment which will amend the Articles of Incorporation of the Company to increase the number of authorized shares of the Company Common Stock from 75,000,000 shares to 300,000,000 shares, and (ii) the Voting Amendment which will amend the Articles of Incorporation of the Company to provide that any action requiring the consent of more than a majority of the issued and outstanding stock of the Company under the TBCA shall only require the consent of majority of the issued and outstanding stock of the Company.

              Each of the Charter Amendments shall be automatically effected upon the approval and ultimate consummation of the Somerset Merger.

THE STOCK OPTION PLAN

              The Stock Option Plan provides for the issuance of options with respect to up to 7,000,000 shares of the Company Common Stock to persons employed by the Company in order to secure for the Company and the Shareholders the benefits that flow from providing certain employees with the incentive to further the business of the Company inherent in ownership of the Company Common Stock. See "Approval of the Stock Option Plan."

RECOMMENDATION OF THE BOARD OF DIRECTORS

              THE BOARD OF DIRECTORS HAS APPROVED THE MERGER AGREEMENTS AND RECOMMENDS A VOTE FOR APPROVAL AND ADOPTION OF THE MERGER AGREEMENTS AND THE MERGERS BY THE SHAREHOLDERS. The Board of Directors believes that the terms of the Mergers are fair to and in the best interest of the Company and the Shareholders. For a discussion of the factors considered by the Board of Directors in reaching its decision, see "Mergers - Reasons for the Mergers; Recommendation of the Board of Directors."

              THE BOARD OF DIRECTORS HAS DECLARED THE SHARE AUTHORIZATION AMENDMENT ADVISABLE AND BELIEVES THAT IT IS IN THE BEST INTERESTS OF THE COMPANY AND THE SHAREHOLDERS. ACCORDINGLY, THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS VOTE FOR THE SHARE AUTHORIZATION AMENDMENT. For a discussion of the factors considered by the Board of Directors in reaching its decision with respect to the Share Authorization Amendment, see "Proposal to Amend Articles of Incorporation: Share Authorization Amendment."

              THE BOARD OF DIRECTORS HAS DECLARED THE VOTING AMENDMENT ADVISABLE AND BELIEVES THAT IT IS IN THE BEST INTERESTS OF THE COMPANY AND THE SHAREHOLDERS. ACCORDINGLY, THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS VOTE FOR THE VOTING AMENDMENT. For a discussion of the factors considered by the Board of Directors in reaching its decision with respect to the Voting Amendment, see "Proposal to Amend Articles of Incorporation: Voting Amendment."

              THE BOARD OF DIRECTORS HAS DECLARED THE STOCK OPTION PLAN ADVISABLE AND BELIEVES IT IS IN THE BEST INTERESTS OF THE COMPANY AND THE SHAREHOLDERS. ACCORDINGLY, THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS VOTE FOR THE STOCK OPTION PLAN. For a discussion of the factors considered by the Board of Directors in reaching its decision, see "Approval of the Stock Option Plan - Board Recommendation."

ACCOUNTING TREATMENT

              The Rig Merger is expected to be accounted for as a "purchase" and the Somerset Merger is expected to be accounted for as a "stock issuance" for financial accounting purposes. See "The Mergers - Accounting Treatment."

NO SOLICITATION

              The Merger Agreements provide that the Company may, directly or indirectly, furnish information and access to any corporation, partnership, person, or other entity or group pursuant to confidentiality agreements, only in response to unsolicited requests therefor, and may participate in discussions and negotiate with such entity or group concerning any Company Acquisition Transaction, only if such entity or group has submitted a written proposal to the Board of Directors relating to any such transaction and the Board of Directors by a majority vote determines in its good faith judgment, based as to legal matters on the written opinion of legal counsel, that failing to take such action would constitute a breach of the Board of Directors' fiduciary duty. The Board of Directors is required to provide a copy of any such written proposal and legal opinion to Somerset, LRAC and RTO immediately after receipt thereof and to thereafter keep each of them promptly advised of any development with respect thereto. The Merger Agreements further provide that neither the Company or any of its affiliates, nor any of its or their respective officers, directors, employees, representatives or agents, shall, directly or indirectly, encourage, solicit, participate in or initiate discussions or negotiations with, or provide any information to, any corporation, partnership, person or other entity or group (other than Somerset, LRAC or RTO, or any affiliate, associate or designee of Somerset, LRAC or RTO, or as contemplated by the Merger Agreements) concerning a Company Acquisition Transaction; provided, however, that nothing in the Merger Agreements prevents the Board of Directors from taking, and disclosing to the Shareholders, a position contemplated by Rules 14d-9 and 14e-2 promulgated under the Securities Exchange Act of 1934, as amended (the "Exchange Act") with regard to any tender offer; provided, further, that the Board of Directors is not permitted to recommend that the Shareholders tender their shares of Company Common Stock in connection with any such tender offer unless the Board of Directors by a majority vote determines in its good faith judgment, based as to legal matters on the written opinion of legal counsel, that failing to take such action would constitute a breach of the fiduciary duties of the directors.
See "The Mergers - No Solicitation."

NO APPRAISAL RIGHTS

              Under Texas law, the Shareholders will not be entitled to any appraisal or dissenter's rights in connection with the Mergers. Additionally, under the applicable laws of the respective states of incorporation of RTO, LRAC and Somerset, none of the shareholders of RTO, LRAC and Somerset will be entitled to any appraisal or dissenter's rights in connection with the Mergers. See "The Mergers - No Appraisal Rights."

DIVIDEND POLICIES

              The Company has never paid dividends on the Company Common Stock and has no plans to pay dividends on the Company Common Stock in the foreseeable future. Additionally, certain debt covenants prohibit the payment of dividends by the Company on the Company Common Stock without the consent of the lender.

LISTING OF SHARES; MARKET AND MARKET PRICE

              The Company Common Stock is listed on the American Stock Exchange ("AMEX") under the symbol "DRL." At July 15, 1996, there were approximately 584 holders of record of the Company Common Stock, not including those beneficial holders who hold shares of Company Common Stock in street name.

              The following table sets forth the high and low sale prices of the Company Common Stock reported by the AMEX for the periods indicated:

                                                        HIGH           LOW
Year Ended December 31, 1996                          ---------     ---------
    First Quarter ................................    $  0.7500     $  0.3750
    Second Quarter ...............................       2.0000        0.6875
    Third Quarter (through July 26, 1996) ........       1.8750        1.2500

Year Ended December 31, 1995:
    First Quarter ................................       1.0000        0.6250
    Second Quarter ...............................       1.0625        0.6875
    Third Quarter ................................       0.8750        0.6250
    Fourth Quarter ...............................       0.8750        0.6250

Year Ended December 31, 1994:
    First Quarter ................................       1.1875        0.8125
    Second Quarter ...............................       1.1875        0.8125
    Third Quarter ................................       1.3125        0.8750
    Fourth Quarter ...............................       1.0625        0.7500

           On July 26, 1996, the last reported sale price of the Company Common Stock on the AMEX was $1.3750 per share.

CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

           The Somerset Shareholders, Norex Drilling, Ltd., a Bermuda corporation which is an affiliate of the Company ("Norex"), Pronor Holdings Ltd., a British Virgin Islands corporation which is an affiliate of the Company ("Pronor") (Norex and Pronor, collectively the "Company Parties"), Oliver, Mullen, U.S. Rig and Equipment, Inc., an Oklahoma corporation ("USRE"), Mike Mullen Energy Equipment Resource, Inc., a Texas corporation ("EER"), and GCT Investments, Inc., a Texas corporation ("GCT") (Oliver, Mullen, USRE, EER and GCT collectively, the "Mullen/Oliver Group") have entered into a Shareholders' Agreement dated as of May 7, 1996, as amended (the "Shareholders' Agreement"), covering various agreements among such parties (collectively, the "Shareholders' Agreement Parties") with respect to the Company Common Stock owned by them. For four years following the effective time of the Mergers (the "Effective Time"), the Shareholders' Agreement Parties will be required to vote the shares of Company Common Stock subject to the Shareholders' Agreement so as to maintain the size of the Board of Directors at five directors, consisting of two directors who are not officers (or relatives of officers) of the Company and who do not represent concentrated or family holdings of the stock of the Company (including the Shareholders' Agreement Parties) (the "Non-Party Directors"), and one director designated by each of (1) the Somerset Shareholders, (2) the Company Parties, and (3) the Mullen/Oliver Group. See "Shareholders' Agreement" and "Security Ownership of Certain Beneficial Owners and Management."

           During the fourth quarter of 1995, Norex subscribed to and paid $4,000,000 for 4,000 shares of the Company's Series B 15% Cumulative Redeemable Preferred Stock, par value $1.00 per share (the "Series B Preferred Stock"), to be issued subsequent to December 31, 1995 (the "Subscription"). As of the date hereof, the Series B Preferred Stock has not been issued. During May of 1996, the Company and Norex agreed that, upon consummation of the Mergers, the Company would rescind the Subscription and refund the $4,000,000 payment made by Norex for the Subscription out of the proceeds of a $4,000,000 loan to be provided by Norex. If the Mergers are not consummated, the Subscription will not be rescinded and the 4,000 shares of Series B Preferred Stock will be issued. See "Management's Discussion and Analysis of the Company's Financial Condition and Results of Operations - Financial Condition and Liquidity," "Certain Relationships and Related Transactions" and "Security Ownership of Certain Beneficial Owners and Management."

           At the Effective Time, the Company will enter into an investment monitoring agreement providing for a one time payment by the Company of $75,000 (the "Investment Monitoring Fee") to SCP to monitor on behalf of SDA the investment in the Company by SDA resulting from the Somerset Merger. See "Certain Relationships and Related Transactions" and "Security Ownership of Certain Beneficial Owners and Management."

           The Company, the Company Parties, Oliver, USRE, EER, GCT and the Somerset Shareholders (collectively the "Registration Rights Agreement Parties") have executed a Registration Rights Agreement dated May 7, 1996, as amended (the "Registration Rights Agreement"), that requires the Company (i) to file and obtain and maintain the effectiveness of the Registration Statement and (ii) to provide certain other registration rights. See "The Mergers - Restrictions on Resales by Affiliates/Registration Rights."

           The Merger Agreements provide for indemnification of LRAC, RTO,
Mullen and Oliver, SDA and various affiliates for claims relating to omissions or misstatements in this Proxy Statement, the Registration Statement being filed in connection herewith and certain other matters. See "The Rig Merger Agreement
- - - - - Indemnification" and "The Somerset Merger Agreement - Indemnification."

RECENT DEVELOPMENTS

           On June 24, 1996, Western Oil Well Service Co., a wholly owned subsidiary of the Company ("Western"), sold its operational assets, which included 23 carrier-mounted workover rigs, to Pool Company ("Pool"), a subsidiary of Pool Energy Services Co., for $3,950,000 in cash. At the time, Western provided well workover services principally in Montana, Utah and North Dakota. Pursuant to the purchase agreement, Pool agreed to assume all of Western's capital leases associated primarily with transportation equipment and certain real estate leases.

           Mr. Max Dillard's employment as President and Chief Executive Officer of the Company terminated on April 9, 1996. The Company is currently seeking a replacement for Mr. Dillard. Mr. Dillard also resigned as a member of the Board of Directors on June 10, 1996.

           Mr. Dillard was granted an option under the 1982 Stock Option and Long-Term Incentive Plan for Key Employees to purchase up to 1,000,000 shares of the Company Common Stock (the "Dillard Option"). The Company believes that the Dillard Option expired upon the termination of Mr. Dillard's employment on April 9, 1996. Mr. Dillard contends that the Dillard Option has not expired and remains in effect. The resolution of this dispute regarding the validity of the Dillard Option is uncertain. The Company filed suit on August 28, 1996, seeking declaratory judgement to interpret the terms of Mr. Dillard's employment agreement.

SUMMARY HISTORICAL AND UNAUDITED PRO FORMA COMBINED FINANCIAL INFORMATION

           The following historical consolidated financial data of the Company has been derived from its historical consolidated financial statements and should be read in conjunction with such consolidated financial statements and notes thereto, which are included elsewhere in this Proxy Statement. The unaudited pro forma financial data of the Company, LRAC, RTO and Somerset combined have been derived from the unaudited pro forma financial statements and should be read in conjunction with such unaudited pro forma financial statements and notes thereto, which are included elsewhere in this Proxy Statement. For a description of the various information regarding the pro forma data, see "DI Industries, Inc. Unaudited Pro Forma Financial Information."

                               DI INDUSTRIES, INC.
                           SELECTED SUMMARY HISTORICAL
                              FINANCIAL INFORMATION

                    (In thousands, except per share amounts)

                                    Three Months Ended        Year Ended       Nine Months Ended
                                         March 31,           December 31,          December 31,           Year Ended March 31,
                                   -------------------   -------------------   -------------------   ------------------------------
                                     1996       1995       1995       1994       1994       1993       1994       1993       1992
                                   --------   --------   --------   --------   --------   --------   --------   --------   --------
                                       (Unaudited)           (Unaudited)           (Unaudited)
CONTINUING OPERATIONS:
     Revenues ...................  $ 20,102   $ 22,344   $ 94,709   $ 65,393   $ 50,987   $ 53,449   $ 67,855   $ 62,242   $ 63,186
     Loss from continuing
         operations .............    (1,491)    (2,219)   (12,675)    (3,557)    (2,260)       (67)    (1,384)    (3,555)    (3,066)

DISCONTINUED OPERATIONS:
     Income (loss) from oil and
         gas operations .........                  (11)        (4)        55         51     (1,298)    (1,274)        60        104
     Loss from sale of oil
         and gas properties .....                 (768)

Net loss ........................    (1,491)    (2,230)   (13,447)    (3,502)    (2,209)    (1,365)    (2,658)    (3,495)    (2,962)

Net loss available to
     Common Stock ...............    (1,641)    (2,230)   (13,447)    (3,502)    (2,209)    (1,365)    (2,658)    (3,495)    (2,962)

Loss per common share:
    From continuing operations ..  $  (0.04)  $  (0.06)  $  (0.33)  $  (0.09)  $  (0.06)  $    --       (0.04)     (0.09)     (0.08)

    From discontinued operations                            (0.02)                           (0.04)     (0.03)

Net loss per share of common
stock ...........................     (0.04)     (0.06)     (0.35)     (0.09)     (0.06)     (0.04)     (0.07)     (0.09)     (0.08)

Total assets(1) .................  $ 54,769   $ 63,072   $ 57,783   $ 62,860   $ 62,860   $ 43,717   $ 40,325   $ 41,937   $ 47,317

Long-term debt(1) ...............    10,379      9,932     11,146     10,224     10,224        204        198        223        151

Series A Preferred Stock ........       900      1,900        900      1,900      1,900

- - - - ------------
(1) Total assets and long-term debt have been restated to account for certain operations of the Company discontinued effective April 1, 1995.

                               DI INDUSTRIES, INC.
           SUMMARY UNAUDITED PRO FORMA COMBINED FINANCIAL INFORMATION
                    (In thousands, except per share amounts)

                                                                              For the Year Ended December 31, 1995
                                                           -------------------------------------------------------------------------
                                                                          Western (1)                      Merger (1)
                                                                         Pro Forma                         Pro Foma
                                                          Historical     Adjustments       Pro Forma      Adjustments      Pro Forma
                                                           --------        --------        ---------        --------       ---------
INCOME STATEMENT:
     Revenues ......................................       $ 94,709        $ (7,164)       $  87,545                       $ 87,545
     Operating Loss ................................        (12,793)           (469)         (13,262)           (113)       (13,375)
     Gain (Loss) on Sale of Assets .................            466             (17)             449                            449
     Loss from Continuing Operations ...............        (12,675)           (478)         (13,153)           (113)       (13,266)
     Net Loss ......................................        (13,447)           (478)         (13,925)           (113)       (14,038)

Earnings (loss) per common and
     common equivalent share from
     continuing operations .........................       $  (0.33)                        $  (0.34)                      $  (0.12)

Earnings (loss) per common and
     common equivalent share .......................       $  (0.35)                        $  (0.36)                      $  (0.13)

Weighted average number of common
     and common equivalent shares ..................         38,669                           38,669                        110,017

                                                                                       As of or For The
                                                                               Three Months Ended March 31, 1996
                                                          --------------------------------------------------------------------------
Income Statement:
     Revenues .....................................       $ 20,102        $ (1,659)       $  18,443                        $ 18,443
     Operating Loss ...............................         (1,253)            (26)          (1,279)            (28)         (1,307)
     Gain (Loss) on Sale of Assets ................             15             (12)               3                               3
     Net Loss .....................................         (1,491)            (36)          (1,527)           (148)         (1,675)
     Net Loss Applicable to
         Common Stock .............................         (1,641)            (36)          (1,677)              2          (1,675)

Earnings (loss) per common and
     common equivalent share from
     continuing operations ........................       $  (0.04)                       $   (0.04)                       $  (0.02)

Earnings (loss) per common and
     common equivalent share ......................       $  (0.04)                       $   (0.04)                       $  (0.02)

Weighted average number of common
     and common equivalent shares .................         38,669                           38,669                         110,017

Unaudited Balance Sheet Date:
     Working Capital ..............................          6,249           3,930           10,179          15,250          25,429
     Total Assets .................................         54,769           2,460           57,229          50,091         107,320
     Long-Term Debt ...............................         10,379            (127)          10,252                          10,252
     Shareholders' Equity .........................         18,203           2,677           20,880          40,427          61,307
     Book value per common
       and common equivalent share ................       $  (0.47)                        $  (0.54)                       $  (0.56)

- - - - ------------
(1) For explanation of pro forma adjustments, see "Notes to Unaudited Pro Forma Consolidated Financial Statements."

                              THE ANNUAL MEETING

GENERAL

      This Proxy Statement is being furnished to Shareholders in connection with the solicitation of proxies by the Board of Directors for use at the Annual Meeting of Shareholders to be held on August 27, 1996, at 9:00 a.m., local time, at the Greenspoint Club, 16925 Northchase, Houston, Texas 77060, and at any adjournments or postponements thereof.

MATTERS TO BE CONSIDERED AT THE ANNUAL MEETING

      At the Annual Meeting, the Shareholders will be asked to consider and vote upon each of the following: (1) a proposal to adopt and approve the Rig Merger Agreement and the transactions set forth or contemplated therein, (2) a proposal to adopt and approve the Somerset Merger Agreement and the transactions set forth or contemplated therein, (3) the election of five members to the Board of Directors, (4) a proposal to adopt and approve the Stock Option Plan, and to reserve for issuance 7,000,000 shares of the Company Common Stock thereunder,
(5) a proposal to adopt and approve the Share Authorization Amendment, and (6) a proposal to adopt and approve the Voting Amendment. The Shareholders will also consider and vote upon such other business as may properly come before the Annual Meeting. Each of the Charter Amendments shall automatically be effected upon the consummation of the Somerset Merger.

      THE BOARD OF DIRECTORS HAS APPROVED THE RIG MERGER AGREEMENT AND THE SOMERSET MERGER AGREEMENT, HAVING CONCLUDED THAT THE MERGERS ARE ADVISABLE AND IN THE BEST INTERESTS OF THE COMPANY AND THE SHAREHOLDERS, AND RECOMMENDS A VOTE FOR THE ADOPTION AND APPROVAL OF THE SOMERSET MERGER AGREEMENT, THE RIG MERGER AGREEMENT AND THE MERGERS. ADDITIONALLY, THE BOARD OF DIRECTORS HAS APPROVED EACH OF THE SHARE AUTHORIZATION AMENDMENT, THE VOTING AMENDMENT, THE STOCK OPTION PLAN AND THE SLATE OF NOMINEES FOR ELECTION AS DIRECTORS, HAVING CONCLUDED THAT THEY ARE ALL ADVISABLE AND IN THE BEST INTERESTS OF THE COMPANY AND THE SHAREHOLDERS, AND RECOMMENDS A VOTE FOR THE ADOPTION AND APPROVAL OF THE SHARE AUTHORIZATION AMENDMENT, THE VOTING AMENDMENT, THE STOCK OPTION PLAN AND THE FIVE NOMINEES FOR THE BOARD OF DIRECTORS.

VOTING AT THE ANNUAL MEETING; RECORD DATE

      The Board of Directors has fixed July 15, 1996 as the Record Date for the determination of the Shareholders entitled to notice of and to vote at the Annual Meeting. Accordingly, only holders of record of shares of the Company Common Stock on the Record Date will be entitled to notice of, and to vote at, the Annual Meeting. As of the Record Date, there were 38,836,378 shares of Company Common Stock outstanding and entitled to vote, which were held by approximately 584 holders of record (excluding beneficial holders of shares in street name). Each holder of record of shares of Company Common Stock on the Record Date is entitled to cast one vote per share, exercisable in person or by properly executed proxy, on each matter properly submitted for the vote of the Shareholders at the Annual Meeting. The presence, in person or by properly executed proxy, of the holders of a majority of the outstanding shares of Company Common Stock entitled to vote at the Annual Meeting is necessary to constitute a quorum at the Annual Meeting.

      If a quorum is not obtained, or if fewer shares are voted in favor of approval of any of the proposals than the number required for approval, the Annual Meeting may be adjourned for the purpose of obtaining additional proxies or votes or for any other purpose, and, at any subsequent reconvening of the Annual Meeting, all proxies will be voted in the same manner as such proxies would have been voted at the original convening of the meeting (except for any proxies which have theretofore effectively been revoked, notwithstanding that they may have been effectively voted on the same or any other matter at a previous meeting).

      Under the TBCA, the adoption and approval of the each of the Somerset Merger Agreement and each of the Charter Amendments will require the affirmative vote of the holders of two-thirds of the total number of shares of Company Common Stock outstanding and entitled to vote thereon. Adoption of the Rig Merger Agreement and Stock Option Plan requires the affirmative vote of a majority of the shares, and election of each director requires the affirmative vote of a plurality of the shares represented at a meeting at which a quorum is present.

      As of the Record Date, directors and executive officers of the Company and their respective affiliates may be deemed to be beneficial owners of an aggregate of 10,432,405 shares of Company Common Stock, representing approximately 26.9% of the outstanding shares of Company Common Stock. See "Security Ownership of Certain Beneficial Owners and Management." Directors and executive officers and affiliates holding 10,430,105 shares of Company Common Stock, or 26.9% of the outstanding Company Common Stock, have indicated that they intend to vote in favor of the Mergers and the other proposals. Consequently, approval of the Somerset Merger Agreement and each of the Charter Amendments will require the favorable vote of the holders of an additional 15,460,814 shares of Company Common Stock, representing approximately 39.8% of the issued and outstanding shares of Company Common Stock on the Record Date and approval of the Rig Merger Agreement and the Stock Option Plan will require the favorable vote of the holders of an additional 8,988,085 shares of Company Common Stock, representing approximately 23.1% of the issued and outstanding shares of Company Common Stock on the Record Date.

VOTING OF PROXIES

      All shares of Company Common Stock represented at the Annual Meeting by properly executed proxies received prior to or at the Annual Meeting and not subsequently revoked will be voted at the Annual Meeting in accordance with the instructions indicated on such proxies. A properly executed proxy marked "ABSTAIN" will be counted for purposes of determining whether there is a quorum for the Annual Meeting but will not be voted. An abstention or a broker non-vote has the same effect as a vote against the proposal for which a Shareholder has abstained. If no instructions are indicated, such proxy will be voted FOR all of the proposals.

      If any other matters are properly presented at the Annual Meeting for consideration, the person named in the enclosed proxy card and acting thereunder will have discretion to vote such matters in accordance with his best judgment, unless the proxy card indicates otherwise. As of the date of this Proxy Statement, the Board of Directors does not know of any other matters that are to come before the Annual Meeting.

REVOCABILITY OF PROXIES

      Any proxy given pursuant to this solicitation may be revoked by the person giving it at any time before it is voted. Proxies may be revoked by (1) filing with the Secretary of the Company, at or before the taking of the vote at the Annual Meeting, a written notice of revocation bearing a later date than the proxy, (2) duly executing a later dated proxy relating to the same shares of Company Common Stock and delivering it to the Secretary of the Company before the taking of the vote at the Annual Meeting or (3) attending the

Annual Meeting and voting in person (although attendance at the Annual Meeting will not in and of itself constitute the revocation of a proxy). Any written notice of revocation or subsequent proxy should be delivered to DI Industries, Inc., 450 Gears Road, Suite 625, Houston, Texas 77067, Attention: Corporate Secretary, on or before the date which precedes the date of the Annual Meeting, or delivered to the Secretary of the Company at the Annual Meeting.

SOLICITATION OF PROXIES

      In addition to solicitation by use of the mails, proxies may be solicited by directors, officers and employees of the Company in person or by telephone, telegram or other means of communication. Such directors, officers and employees will not be additionally compensated, but may be reimbursed for out-of-pocket expenses incurred in connection with such solicitation. Arrangements will also be made with custodians, nominees and fiduciaries for forwarding of proxy solicitation materials to beneficial owners of shares held of record by such custodians, nominees and fiduciaries, and the Company will reimburse such custodians, nominees and fiduciaries for reasonable expenses incurred in connection therewith.

                                  THE MERGERS
EFFECT OF THE MERGERS

      EFFECT OF THE RIG MERGER. Upon consummation of the transactions contemplated by the Rig Merger Agreement, and assuming the Cash Option is not exercised, (1) RTO and Merger Sub will be merged with and into LRAC, which will be the surviving corporation, (2) each of the RTO Shares will be converted into the right to receive 22,714.770 shares of Company Common Stock, or an aggregate of 11,357,385 shares of Company Common Stock (subject to adjustment), and (3) each of the LRAC Shares will be converted into the right to receive 28,178.193 shares of Company Common Stock, or an aggregate of 28,178,193 shares of Company Common Stock (subject to adjustment). The foregoing exchange ratios are based on the 38,836,378 shares of Company Common Stock issued and outstanding as of the Record Date, and the 699,200 shares of Company Common Stock subject to options issued by the Company (excluding the Dillard Option) and outstanding as of the Record Date. Accordingly, based upon the capitalization of the Company as of the Record Date, approximately 39,535,578 shares of Company Common Stock will be issued in the Rig Merger, assuming the Cash Option is not exercised. In the event the number of shares of Company Common Stock which are issued or subject to options as of the Effective Time is greater or less than the amount specified in the immediately preceding sentence, the number of shares of Company Common Stock issuable to the LRAC/RTO Shareholders pursuant to the Rig Merger will be increased or decreased by a number of shares of Company Common Stock equal to such difference. The LRAC/RTO Shareholders have the option to receive up to $5,000,000 in cash in lieu of up to 20% of the aggregate number of shares of Company Common Stock issuable in the Rig Merger. In addition, the LRAC/RTO Shareholders will receive the Rig Shadow Warrants, which provide the right to purchase up to 1,720,000 shares of Company Common Stock, exercisable only in the event that the issued and outstanding Series A Preferred Stock is converted into Company Common Stock or the Dillard Option is exercised, and, in such event, only with respect to an equivalent number of shares as are subject to such conversion or exercise. The Rig Shadow Warrants will be exercisable at the conversion price or option price (as applicable) at which the shares of Series A Preferred Stock are converted or the Dillard Option is exercised. The Series A Preferred Stock is convertible at $1.25 per share and the Dillard Option is exercisable, if at all, at $1.00 per share. The maximum number of shares of Company Common Stock issuable in the Rig Merger to the LRAC/RTO Shareholders represents approximately one-third of the shares of Company Common Stock that would be outstanding immediately after the Mergers.

      EFFECT OF THE SOMERSET MERGER. Upon consummation of the transactions contemplated by the Somerset Merger Agreement, (1) Somerset will be merged with and into the Company, which shall be the surviving corporation, (2) each of the Somerset Shares will be converted into the right to receive 39,535.578 shares of Company Common Stock, or an aggregate of 39,535,578 shares of Company Common Stock (subject to adjustment), and (3) the Company's Articles of Incorporation shall be amended to incorporate all of the amendments contemplated by the Charter Amendment. The foregoing exchange ratio is based on the 38,836,378 shares of Company Common Stock issued and outstanding as of the Record Date of the Somerset Merger, and the 699,200 shares of Company Common Stock subject to options issued by the Company (excluding the Dillard Option) and outstanding as of the Record Date. In the event the number of shares of Company Common Stock which are issued or subject to options as of the Effective Time is greater or less than the amount specified in the immediately preceding sentence, the number of shares of Company Common Stock issuable to the Somerset Shareholders pursuant to the Somerset Merger will be increased or decreased by a number of shares of Company Common Stock equal to such difference. In addition, the Somerset Shareholders will receive the Somerset Shadow Warrants, which provide the right to purchase up to 1,720,000 shares of Company Common Stock, exercisable only in the event that the issued and outstanding Series A Preferred Stock of the Company is converted into Company Common Stock or the Dillard Option is exercised, and in such event, only with respect to an equivalent number of shares as are subject to such conversion or exercise. The Somerset Shadow Warrants will be exercisable at the conversion price or option price (as applicable) at which the shares of Series A Preferred Stock are converted or the Dillard Option is exercised. The Series A Preferred Stock is convertible at $1.25 per share and the Dillard Option is exercisable, if at all, at $1.00 per share. The maximum number of shares of Company Common Stock issuable in the Somerset Merger to the Somerset Shareholders represents approximately one-third of the shares of Company Common Stock that would be outstanding immediately after the Mergers.

      USE OF PROCEEDS OF SOMERSET MERGER. As a result of the Somerset Merger, the Company will obtain approximately $25,000,000 in cash. Of such amount, (1) up to $5,000,000 will be used to make any payments required by reason of exercise of the Cash Option (as defined below) under the Rig Merger Agreement,
(2) a minimum of $11,000,000 is expected to be utilized for rig refurbishment and to purchase needed drill pipe strings and other accessory equipment over an estimated two year period, (3) up to $600,000 will be used to pay the costs and expenses incurred in connection with the Mergers, including the reimbursement of certain expenses of LRAC, RTO and Somerset in accordance with the Merger Agreements, the Investment Monitoring Fee (as defined hereinafter) and the Company's legal fees and other registration expenses and (4) the remainder will be used for working capital. Pending application of such proceeds, the Company intends to invest such proceeds in short-term interest-bearing securities. The Company may, in its discretion, decide in the future to use such proceeds for such other purposes as the needs of the Company dictate.

      CONTROL CONSIDERATIONS. Upon consummation of the Mergers, the Company Parties, the LRAC/RTO Shareholders and the Somerset Shareholders will own 15.9%, 33.5% and 33.5%, respectively, or 82.9% in the aggregate, of the outstanding Company Common Stock following consummation of the Mergers, assuming that the Cash Option, the Dillard Option, and any other options to purchase shares of Company Common Stock are not exercised and that the Series A Preferred Stock is not converted. In addition, certain of such persons are parties to the Shareholders' Agreement, which provides that all of the parties thereto will be required to vote their shares of Company Common Stock so as to maintain the size of the Board of Directors at five, one of which will be designated by each of the Company Parties, the Mullen/Oliver Group and Somerset Shareholders, respectively, and the remaining two of which will be Non-Party Directors. By reason of such shareholdings and the Shareholders' Agreement, the Company Parties, the Mullen/Oliver Group and Somerset Shareholders will each exercise considerable influence over the Company and will be able to collectively control all of its business and affairs for the foreseeable future.

BACKGROUND OF THE MERGERS

      The Company's oil and gas contract drilling operations have historically focused on the domestic market. Since the early 1980s, the United States market has been characterized by severe overcapacity, numerous competitors and aggressive price cutting. These conditions, combined with extended periods of low oil and gas prices over the last decade, have resulted in the near collapse of this segment of the industry. Technological advances such as horizontal drilling and the use of 3-D seismic technology, while causing temporary spurts in drilling activity over the last ten years, have actually resulted in overall declines in drilling activity in the long-term. This is because the higher success levels typically associated with such technologies have usually ultimately resulted in the drilling of fewer well bores to achieve levels of success comparable with previous technology.

      At one point in 1981, there were over 3,700 land rigs operating domestically out of over 5,000 estimated rigs available for service. At May 31, 1996, the Baker Hughes Inc. domestic land rig count was 633. The Rig Census published by Reed Tool Company indicated that at December 31, 1995, there were 1,500 land rigs available domestically, the lowest number in the history of the survey. The Company believes that many of the available rigs are in a poor state of repair or maintenance, and that in recent years many drillers have conducted drilling operations for revenues that have covered only direct operating costs and have been insufficient to provide for amortization or upgrading of equipment. As a result, the Company believes that the Reed Tool Company Census may overestimate the number of rigs reasonably available to meet market demand.

      The extended industry downturn has resulted in a steady consolidation of drilling contractors. There are now fewer than ten companies with rig fleets of more than 20 rigs operating in the lower 48 states. In the past three years, Nabors Industries, Inc., the largest United States land driller, has acquired three companies owning an aggregate of 95 rigs. In 1995, an estimated 45 companies owning land rigs ceased doing business. The Company believes that, as the industry consolidates, the level and stability of day and contract rates will improve and the sector as a whole will eventually experience a shift away from the intensely competitive environment which has prevailed over the last decade. The Company also believes that recent increases in oil and gas prices, if maintained, will also result in additional drilling activity. The Company believes that the larger industry participants, particularly those that are adequately capitalized and sufficiently positioned in terms of rig fleet quality and geographic mix of business, are the most likely to benefit from this scenario of improved industry fundamentals.

      The Company believes that the onshore sector consolidation, continued rig fleet attrition and modest increases in domestic drilling levels will begin to correct the oversupply of rigs. The Company believes that, in particular, the demand and supply may approach balance for domestic-based large capacity SCR rigs (i.e., those SCR rigs capable of drilling wells 20,000 feet or deeper) if recent improvements in natural gas prices are sustained. These larger rigs were among the first to be idled in the downturn of the market in the early 1980s, but, due to a steady demand in international markets, the excess capacity of the domestic fleet of this type of equipment has now been largely exported, leaving a relatively small United States-based fleet. While precise industry statistics are hard to establish, the Company believes that, as of February 1996, there may less than 50 serviceable 2,000 and 3,000 horsepower SCR land rigs based in the United States that can be put into service. The 18 Merger Rigs may, thus, constitute a substantial portion of the available rigs of that type. With the Merger Rigs in service, the Company believes that it would have the largest domestic onshore-based fleet of deep drilling SCR rigs.

      By improving the Company's cash position and acquiring the Merger Rigs, as well as by refocusing its competitive position in the industry, the Company hopes to exploit an anticipated improvement in natural gas markets and increase in the demand for land drilling services. These conditions, in the Company's opinion, would have a positive effect on the larger operators, particularly those with deep drilling capacity equipment. The developing consolidation of domestic land rig operators is expected to eventually produce economies of scale and more rational price and service competition. The capital infusion from the Somerset Merger will also put the Company in a potentially stronger position to participate in anticipated on-going industry consolidation. Due to the high replacement cost of rigs relative to their current earning capacity, day rates would have to rise very significantly before new construction or large outlays for rig rebuilding became economical. This should provide ample upside potential for industry participants with larger fleets of serviceable rigs.

      CERTAIN OF THE MATTERS DISCUSSED ABOVE REPRESENT FORWARD-LOOKING STATEMENTS WHICH CONSTITUTE THE COMPANY'S EXPECTATIONS OF THE FUTURE PERFORMANCE OF THE DOMESTIC DRILLING INDUSTRY, BASED ON REASONABLE ASSUMPTIONS. CERTAIN FACTORS COULD CAUSE THE ACTUAL FUTURE PERFORMANCE OF THE DOMESTIC DRILLING INDUSTRY TO DIFFER MATERIALLY FROM THAT PROJECTED BY THE COMPANY. OIL AND GAS PRICES ARE VOLATILE, AND ANY DECREASE COULD ADVERSELY IMPACT THE FUTURE LEVEL OF DRILLING ACTIVITY, RESULTING IN A DECREASE IN THE DEMAND FOR THE COMPANY'S DRILLING SERVICES. CONVERSELY, THE NUMBER OF SCR LAND RIGS AVAILABLE IN THE UNITED STATES COULD INCREASE IN RESPONSE TO ANY INCREASE IN THE DEMAND FOR DRILLING SERVICES AS A RESULT OF THE REINTRODUCTION OF PREVIOUSLY EXPORTED RIGS TO THE DOMESTIC DRILLING MARKET. ANY SUCH INCREASE IN THE NUMBER OF AVAILABLE RIGS WOULD LIKELY SUPPRESS ANY ANTICIPATED INCREASE IN THE RATES CHARGED BY DRILLERS.

      The Company, with its existing fleet of 75 drilling rigs, is now operating in United States and foreign markets that will be among the first to realize benefits from consolidation and increased demand. The Company intends to refurbish and place the Merger Rigs in service domestically or market them for international contracts, as demand warrants. The Merger Rigs will augment these benefits in areas where deep drilling or horizontal drilling equipment is at a premium, as well as in foreign markets where the demand for large capacity international caliber equipment has been steadily growing.

      As a result of the adverse industry factors discussed above, the Company's financial position has continued to deteriorate in recent years, culminating in losses of $13,447,000 for the calendar year ended December 31, 1995 and $1,641,000 for the quarter ended March 31, 1996. Because of the magnitude of the losses the Company was experiencing in 1995, the Board of Directors began to explore various options to preserve shareholder value. The Company conducted preliminary discussions with various parties to explore the possibility of a merger or similar transaction involving the Company, none of which resulted in serious negotiations. The Board of Directors also considered liquidating the Company's rig fleet on an orderly basis. It determined however, that by reason of the large number of rigs available due to rig company failures and consolidations, it was doubtful that such liquidation would realize any significant value for the Shareholders.

      In May of 1995, the Company was approached by William R. Ziegler, a partner of SCP, regarding a possible investment in the Company in connection with the acquisition of the Merger Rigs and a capital infusion. However, given the level of demand for drilling services at that time, it appeared unlikely to the Company that it could profitably acquire, refurbish and operate the rigs. Mr. Ziegler and the Company decided to study the situation further and contact each other at a later date.

      In October, 1995, Mr. Ziegler contacted Mr. Dillard and Mr. Ivar Siem, who had been elected Chairman of the Board in August 1995, regarding the proposed Mergers. Messrs. Ziegler, Siem, Oliver and Mullen conducted regular negotiations thereafter. On March 13, 1996, Mr. Ziegler suggested the current pricing of the Somerset Merger, effectively $.63 per share of the Company Common Stock. The Company Common Stock had traded at an average daily closing price of $.68 per share over the preceding six month period beginning September 13, 1995 through March 12, 1996, thus, such proposed effective price approximated the market price.

      LRAC, RTO, and Somerset indicated to the Company that the simultaneous closing of both of the Mergers would be a condition precedent to their agreement to participate in the Mergers. Based on (1) the pricing of the Company Common Stock at the time of the negotiations, (2) the appraised value of the Merger Rigs and the Company's estimates of refitting costs, (3) the lack of availability of any other capital infusion sources to the Company, and (4) the beneficial effect to the Company of repositioning itself in the marketplace through the acquisition and eventual refurbishment of the Merger Rigs, the Board of Directors agreed to consummate the Mergers on the terms set forth in the Merger Agreements.

      On April 15, 1996, Mullen, Oliver, LRAC, RTO, Somerset and the Company executed a letter of intent outlining the proposed transaction. Thereafter, on May 7, 1996, the same parties executed the Merger Agreements.

VALUATION OF THE MERGERS

       In anticipation of a transaction such as the Rig Merger, the Merger Rigs were appraised by Superior Auctioneers and Marketing, Inc., an experienced used oil field equipment appraiser retained by USRE (the "Rig Appraiser"). The purpose of the appraisal was to determine the orderly liquidation value of the Merger Rigs as of April, 1996 for the function of updating the equipment's collateral value. To the best knowledge of the Company, no limitations were imposed on the scope and nature of the appraisal of the Merger Rigs conducted by the Rig Appraiser and no material relationships have existed between the Rig Appraiser and the Company and the LRAC/RTO Shareholders, or any affiliates of either, within the last two years. The Merger Rigs were inspected on March 19-22, 1996. The total orderly liquidation value of the Merger Rigs was appraised at $23,700,000.

      The total orderly liquidation value of the Merger Rigs represents the approximated gross sale proceeds that might be realized in a moderate or reasonably short time frame on the sale of such Rigs (within approximately 120 days). This valuation method takes into account various intervening variables such as psychological attractiveness, removal time and expense, physical deterioration quantity, etc. The orderly liquidation value concept assumes that the responsibility (risk) and cost of removal of remains with the buyer, and that there is no actual or implied warranty or guarantee on the equipment and/or inventory sold. Additionally, it is assumed that all equipment and/or inventory would eventually be sold in total, with clear title, and without consideration allotted to a willing buyer/willing seller situation.

      The orderly liquidation concept mutually shares some of the elemental criteria present in two other valuation concepts, liquidation value and fair market value. One factor that distinguishes the three factors is the time frame in which the equipment is to be sold. Theoretically, the more time one has to sell equipment, the more the likelihood the equipment will sell at a higher market range. Hence, fair market value denotes a reasonable amount of time (usually with no specified constraints) to sell equipment, thereby causing the gross purchase price before expenses to be at the upper range of the spectrum in many cases. Likewise, orderly liquidation also typifies a gross recovery (before expenses) slightly in the upper spectrum, but usually not quite as high as fair market value due to various time constraints. Lastly, liquidation exemplifies a forced time constraint where the values could fall to the lower end of the spectrum. However, no differently than liquidation value, the orderly liquidation concept considers the difficulty of removal.

      The Board of Directors believes that the Company, the second largest United States based operator of domestic land drilling rigs, has substantial in-house expertise in valuing drilling rigs. The Company's in-house experts and outside consultants conducted extensive inspections of all of the Merger Rigs and corroborated the valuations of the Rig Appraiser. Based upon such expertise, the Company's management believed that the valuation of the Rig Appraiser was fair and that the Company did not need to obtain an additional appraisal.

      Although the Board of Directors believes that the Mergers are fair to the Company and the Shareholders, there is no independent third party opinion by an investment banking or other firm to provide Shareholders with independent assurances of the fairness of the transactions. The Board of Directors considered retaining an investment banker to provide an opinion as to the fairness of the financial terms of the Mergers, the cost of which would have been substantial. The Board of Directors decided to proceed with the transactions without obtaining such an opinion based upon its belief that the Mergers were fair, in that (1) the effective price of the shares to be issued in the Mergers approximated the market price of the Company Common Stock during the time period immediately preceding the time that the terms of the Mergers were negotiated, and (2) the Company had no viable alternative for recapitalizing the Company on a sound basis, and absent such recapitalization, the Company would have difficulty remaining in business.

DEPENDENCE ON MERGER RIGS

      Each of the Merger Rigs is stacked and is not currently in service and will require substantial refurbishment and the purchase of significant accessory equipment before it may be placed in service. A portion of the Company's existing rig fleet is also stacked. The Company intends to refurbish, equip and place in service the Merger Rigs as market opportunities arise for such rigs. The Company believes there will eventually be significant opportunities to profitably employ the Merger Rigs because they have significantly better performance features (particularly electric drives) and have deeper drilling capacity than most of the Company's existing rigs. By reason of such features, the Company believes that there will be opportunities to utilize the Merger Rigs in domestic and international operations for which most of the rigs in the Company's current fleet would not be suitable. It is anticipated that the future success of the Company will be heavily dependent upon the ability of the Company to successfully place the Merger Rigs in service on a timely basis at profitable rates.

REASONS FOR THE MERGERS/RECOMMENDATIONS OF THE BOARDS OF DIRECTORS

      The Board of Directors has concluded that the consummation of the Mergers is in the best interests of the Company and the Shareholders, primarily for the following reasons:

            -- The cash provided in the Somerset Merger will significantly enhance the Company's balance sheet, providing working capital, and the capital necessary to refurbish the Merger Rigs and thereby position the Company to pursue additional growth opportunities in its industry.

            -- The Merger Rigs represent a strategically important asset and provide the Company with significant additional SCR deep-drilling capacity. Although the Company has significant capacity because many of its rigs are idle, most of such rigs do not have deep-drilling capacity and are typically not electrically powered.

            In the Company's view, SCR deep-drilling rigs are currently in higher demand for deep well natural gas projects and in international markets, and, to the extent that industry conditions continue to improve, the demand for SCR deep-drilling rigs will increase.

            -- Recent firming of natural gas prices has caused a significant increase in the demand for SCR deep-drilling rigs both domestically and internationally. SCR deep-drilling projects tend to have higher margins than other drilling projects because SCR deep- drilling projects tend to be of longer duration, thus providing a more steady cash flow.

            -- Absent a substantial capital infusion, the Company would be forced to consider liquidation of certain of its assets or seek other financing alternatives to satisfy working capital needs. Therefore, the Board of Directors views the Mergers as the Company's best opportunity to preserve and augment shareholder value.

            -- The Board of Directors views the long-term outlook for the onshore drilling industry as improving and potentially favorable because of improving oil and gas prices and ongoing industry consolidation.

            -- The Board of Directors believes that the consideration to be received in the Somerset Merger is fair, in that it approximates the trading price of the Company's stock over the trading period immediately preceding the agreement in principle on the terms thereof.

            -- The Board of Directors believes that the consideration to be received in the Rig Merger is fair based upon the familiarity of the Company and the Rig Appraiser with the value of drilling rigs such as the Merger Rigs.

CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

      For four years following the Effective Time, by reason of the Shareholders' Agreement, the Shareholders' Agreement Parties will be required to vote the shares of Company Common Stock so as to maintain the size of the Board of Directors at five directors, consisting of one director designated by each of the Somerset Shareholders, the Company Parties and the Mullen/Oliver Group, and two Non-Party Directors. See "Shareholders' Agreement."

      As a condition to the Closing, the Company is required to rescind the Subscription of Norex for 4,000 shares of Series B Preferred Stock. The $4,000,000 payment by Norex for the Subscription will be simultaneously refunded out of the proceeds of a $4,000,000 loan to be provided by Norex. See "Certain Relationships and Related Transactions."

      The Merger Agreements provide for Norex to advance to the Company $1,000,000, which was done on June 10, 1996. The term loan was repaid with interest on July 1, 1996.

      At the Effective Time, the Company will enter into an investment monitoring agreement providing for a single payment by the Company of $75,000 to SCP to monitor on behalf of SDA the investment in the Company by SDA resulting from the Somerset Merger. See "Certain Relationships and Related Transactions."

      The Registration Rights Agreement Parties have entered into a Registration Rights Agreement that requires the Company to register for sale under the Securities Act of 1933, as amended (the "Securities Act") the shares received by any of such parties and certain of their assignees pursuant to the Mergers. See "Restrictions on Resales/Registration Rights."

      The Merger Agreements provide for limited indemnification of LRAC, RTO, Mullen, Oliver, Somerset and various affiliates of each. See "The Rig Merger Agreement - Indemnification" and "The Somerset Merger Agreement -
Indemnification."

ACCOUNTING TREATMENT

      The Rig Merger is expected to be accounted for as a "purchase" and the Somerset Merger is expected to be accounted for as a "stock issuance" for financial accounting purposes.

RESTRICTIONS ON RESALES/REGISTRATION RIGHTS

      RESTRICTIONS ON RESALE. The shares of Company Common Stock to be issued pursuant to the Merger Agreements are not being registered under Section 4(2) of the Securities Act. Accordingly, the parties to the Mergers will not be able to resell the Company Common Stock received by them in connection with the Merger unless and until such shares are (1) registered for resale under the Securities Act, (2) sold in compliance with an exemption from the registration requirements of the Securities Act, such as Rule 144 under the Securities Act. The Company is obligated under the Merger Agreements to file and obtain and maintain the effectiveness of the Registration Statement.

      To the extent that the Company does not maintain the effectiveness of the Registration Statement, the sale of the Company Common Stock received by the parties to the Merger pursuant to the Merger Agreements will be subject to certain restrictions. Such persons could, absent registration, sell Company Common Stock under Rule 144, but only if (1) the Company has filed all reports required to be filed by Section 13 or 15(d) of the Exchange Act during the preceding 12 months, (2) the holder of the Company Common Stock has satisfied certain holding period requirements (generally two years), (3) the Company Common Stock is sold in "brokers' transactions" or in transactions directly with a "market maker," within the meanings thereof in Rule 144 under the Securities Act, and (4) such sale and all other sales made by such person within the preceding three months do not collectively exceed the greater of (i) one percent of the then outstanding shares of Company Common Stock and (ii) the average weekly trading volume of Company Common Stock on the AMEX during the four-week period preceding the sale.

      REGISTRATION RIGHTS. Under the Registration Rights Agreement, the Company is obligated to file as soon as practicable the Registration Statement and to cause such Registration Statement to become effective no later than the Effective Time. Additionally, the Registration Rights Agreement Parties are entitled to require up to three demand registrations with respect to all of the Company Common Stock held by such persons as of the Effective Time and an unlimited number of incidental registrations (the right to register shares when the Company files a registration statement with respect to other shares). All of such registrations are required to be at the expense of the Company and are subject to numerous terms and conditions set forth in the Registration Rights Agreement.

NO SOLICITATION

      Each of the Merger Agreements provides that the Company may, directly or indirectly, furnish information and access only in response to unsolicited requests therefor, to any corporation, partnership, person, or other entity or group pursuant to confidentiality agreements, and may participate in discussion and negotiate with such entity or group concerning any Company Acquisition Transaction, if such entity or group has submitted a written proposal to the Board of Directors relating to any such transaction and the Board of Directors by a majority vote determines in its good faith judgment, based as to legal matters on the written opinion of legal counsel, that failing to take such action would constitute a breach of the Board of Directors' fiduciary duty. The Board of Directors is required to provide a copy of any such written proposal to Somerset, LRAC and RTO immediately after receipt thereof and thereafter keep each of them promptly advised of any development with respect thereto. The Merger Agreements further provide that neither the Company or any of its affiliates, nor any of its or their respective officers, directors, employees, representatives or agents, shall, directly or indirectly, encourage, solicit, participate in or initiate discussions or negotiations with, or provide any information to, any corporation, partnership, person or other entity or group (other than Somerset, LRAC or RTO, or any affiliate, associate or designee of Somerset, LRAC or RTO, or as contemplated by the Merger Agreements) concerning any Company Acquisition Transaction provided, however, that nothing in the Merger Agreements prevents the Board of Directors from taking, and disclosing to the Company's shareholders a position contemplated by Rules 14d-9 and 14e-2 promulgated under the Exchange Act with regard to any tender offer; provided, further, that the Board of Directors is not permitted to recommend that the shareholders of the Company tender their shares of the Company Common Stock in connection with any such tender offer unless the Board of Directors by a majority vote determines in it good faith judgment, based as to legal matters on the written opinion of legal counsel, that failing to take such action would constitute a breach of such Board of Directors' fiduciary duty.

NO APPRAISAL RIGHTS

      Under Texas law, none of the Shareholders will be entitled to any appraisal or dissenter's rights in connection with the Mergers. Additionally, under the applicable laws of the respective states of incorporation of RTO, LRAC and Somerset, none of the shareholders of RTO, LRAC and Somerset will be entitled to any appraisal or dissenter's rights in connection with the Mergers.


                           THE RIG MERGER AGREEMENT

      THE FOLLOWING IS A BRIEF SUMMARY OF CERTAIN TERMS AND CONDITIONS OF THE RIG MERGER AGREEMENT, A COPY OF WHICH IS ATTACHED HERETO AS APPENDIX A. THE STATEMENTS CONTAINED IN THIS SUMMARY ARE, IN MOST INSTANCES, ONLY ABBREVIATED SUMMARIES AND ARE QUALIFIED IN THEIR ENTIRETY BY REFERENCE TO THE RIG MERGER AGREEMENT. RECIPIENTS OF THIS PROXY STATEMENT SHOULD CAREFULLY READ AND REVIEW THE ENTIRE RIG MERGER AGREEMENT AND SHOULD NOT RELY EXCLUSIVELY UPON THE FOLLOWING SUMMARY.

EFFECTIVE TIME OF THE MERGER

      The Rig Merger Agreement provides that the Rig Merger will become effective at such time as certificates of merger are duly filed with the Secretaries of State of Delaware and Oklahoma, or at such later time, not to exceed ninety days after the closing date (the "Closing Date") specified in the Rig Merger Agreement, as is specified in the certificates of merger pursuant to the mutual agreement of the parties thereto. It is anticipated that the Effective Time of the Rig Merger will occur on the first business day following the Closing Date.

MANNER AND BASIS OF CONVERTING SHARES

      The Rig Merger Agreement provides that (i) each of the LRAC Shares issued and outstanding immediately prior to the Effective Time shall, unless the holder thereof shall have duly elected to receive cash therefor as described below, be converted into the right to receive 28,250.748 shares (subject to adjustment) of Company Common Stock and (ii) each of the RTO Shares issued and outstanding immediately prior to the Effective Time shall, unless the holder thereof shall have duly elected to receive cash therefor as described below, be converted into the right to receive 22,773.26 shares (subject to adjustment) of Company Common Stock.

      The foregoing exchange ratios are based on 38,669,378 shares of Company Common Stock being issued and outstanding as of the Effective Time of the Rig Merger, and 968,000 shares of Company Common Stock being subject to options issued by the Company (excluding the Dillard Option) as of the Effective Time. The Rig Merger Agreement provides that in the event the number of shares of Company Common Stock which are issued or subject to options as of the Effective Time is greater or less than the amount specified in the immediately preceding sentence, the number of shares issuable pursuant to the Rig Merger will be increased or decreased by a number of shares equal to such difference.

      As of the Record Date, there were 38,836,378 shares of Company Common Stock issued and outstanding and 699,200 shares of Company Common Stock subject to outstanding options issued by the Company, excluding the Dillard Option. Accordingly, pursuant to the Rig Merger Agreement, as of the Record Date, (i) each of the RTO Shares will be converted into the right to receive 22,714.770 shares of Company Common Stock, or an aggregate of 11,357,385 shares of Company Common Stock, and (ii) each of the LRAC Shares will be converted into the right to receive 28,178.193 shares of Company Common Stock, or an aggregate of 28,178,193 shares of Company Common Stock.

      No fractional shares of the Company Common Stock will be issued in the Rig Merger. Each holder of RTO Shares or LRAC Shares otherwise entitled to a fractional share will receive an amount in cash equal to the value of such fractional share based upon the closing sales price of the Company Common Stock, as reported on the AMEX, on the first day in which there is a reported trade in the Company Common Stock after the Effective Time. No interest shall be paid on such amount, and all RTO Shares or LRAC Shares held by the record holder will be aggregated for purposes of computing the number of shares of Company Common Stock to be issued pursuant to the Rig Merger.

      Notwithstanding the foregoing, holders of LRAC Shares may elect to receive $17,818.25 per share in cash for some or all of such holder's LRAC Shares, in lieu of receiving the Company Common Stock as discussed above. If such cash option is elected with respect to more than 200 of the LRAC Shares, (1) $3,563,650 in cash and (2) that number of shares of Company Common Stock into which the LRAC Shares in excess of 200 would otherwise have been converted, as discussed above, will be distributed on a pro rata basis to the holders of the LRAC Shares exercising the Cash Option.

      Holders of RTO Shares may elect to receive $14,363.50 per share in cash for some or all of such holder's RTO Shares, in lieu of receiving the Company Common Stock as discussed above. If such cash option is elected with respect to more than 100 of the RTO Shares, (1) $1,436,350 in cash and (2) that number of the shares of Company Common Stock into which the RTO Shares in excess of 100 would otherwise have been converted, as discussed above, will be distributed on a pro rata basis to the holders of the RTO Shares exercising the Cash Option.

      As soon as practical after the Effective Time, the Company is required to make any cash payment required pursuant to the exercise of the Cash Option described above and deliver to the shareholders of LRAC and RTO certificates representing the Company Common Stock issuable to them as discussed above.
No exchange of the LRAC and RTO certificates will be required.

RIG SHADOW WARRANTS

      In addition, the LRAC/RTO Shareholders will receive warrants to purchase up to 1,720,000 shares of Company Common Stock, exercisable only in the event that the issued and outstanding Series A Preferred Stock of the Company is converted into Company Common Stock or the Dillard Option is exercised, and, in such event, only with respect to an equivalent number of shares as are subject to such conversion or exercise. The Rig Shadow Warrants will be exercisable at the conversion price or option price at which the Series A Preferred Stock is converted or the Dillard Option is exercised. The Series A Preferred Stock is convertible at $1.25 per share and the Dillard Option is exercisable, if at all, at $1.00 per share.

CONDITIONS TO THE MERGER

      The obligations of the respective parties to consummate the Rig Merger are subject to the satisfaction of various conditions, including, without limitation, that (1) the Rig Merger Agreement and the Rig Merger shall have been approved and adopted by the requisite vote of the Shareholders; (2) the Company Common Stock issuable upon the consummation of the Rig Merger shall have been approved for listing on the AMEX, subject to official notice of issuance; (3) the Somerset Merger shall have become effective in accordance with and as provided in the Somerset Merger Agreement; (4) the Subscription of Norex for 4,000 shares of the Series B Preferred Stock shall have been canceled and the $4,000,000 payment made by Norex for the Subscription shall have been repaid out of the proceeds of a term loan pursuant to a Term Loan Agreement between the Company and Norex in the form attached to the Rig Merger Agreement (the "Term Loan Agreement"), and such Term Loan Agreement shall be in full force and effect; (5) the Cash Option shall be in compliance in all material respects with, or the Company shall have obtained appropriate exemptions with respect to the Cash Option from, all federal and state laws, including, without limitation,
Section 14 of the Exchange Act and Rules 10b-6 and 10b-13 promulgated under the Exchange Act; and (6) the Registration Rights Agreement shall be in full force and effect.

      The obligation of the Company to consummate the Rig Merger is further subject to the satisfaction of certain other conditions, including, without limitation, the conditions that: (1) a Noncompetition Agreement shall have been executed and delivered by Mullen, Oliver, USRE, and EER pursuant to which such parties agree not to sell, lease or otherwise dispose of drilling rigs in Venezuela or Columbia for a period of five years; and (2) the RTO Liabilities (as defined in the Rig Merger Agreement) shall have been satisfied or otherwise eliminated to the satisfaction of the Company.

      The obligations of LRAC and RTO to consummate the Merger are further subject to the satisfaction of certain other conditions, including, without limitation, the conditions that: (1) the Company shall have executed and issued to the LRAC/RTO Shareholders the Rig Shadow Warrants; (2) Norex shall have released the Norex Lien (as defined in the Rig Merger Agreement); (3) the Shareholders' Agreement shall have been executed and delivered by SDA, Norex Drilling, and Pronor; and (4) the Registration Statement shall be effective on the Closing Date, and all post-effective amendments shall have been declared effective or shall have been withdrawn, and no stop orders suspending the effectiveness thereof shall have been issued and no proceedings for that purpose shall have been initiated or, to the knowledge of the parties, threatened by the Commission.

REPRESENTATIONS AND WARRANTIES

      Each of the parties has made various representations and warranties in the Rig Merger Agreement relating to, among other things, their respective businesses and financial conditions, the accuracy of their various filings with the Commission, satisfaction of certain legal requirements for the Rig Merger, and the existence of certain litigation matters. The representations and warranties of each of the parties to the Rig Merger Agreement will expire upon the consummation of the Merger, except for the representations of LRAC and RTO regarding title to the Merger Rigs, absence of tax or other liabilities, and absence of known latent defects in the Merger Rigs.

CERTAIN COVENANTS; CONDUCT OF BUSINESS PRIOR TO THE MERGER

      Both LRAC and RTO have agreed that, from the date of the Rig Merger Agreement until the Effective Time, unless the Company shall otherwise agree in writing or as otherwise expressly contemplated by the Rig Merger Agreement, they will undertake, or refrain from undertaking, as the case may be, certain specified actions.

      The Company has also agreed that, from the date of the Rig Merger Agreement until the Effective Time, unless both LRAC and RTO shall otherwise agree in writing or as otherwise expressly contemplated by the Rig Merger Agreement, it will undertake, or refrain from undertaking, as the case may be, certain specified actions.

TERMINATION OR AMENDMENT OF THE MERGER AGREEMENT

      The Rig Merger Agreement provides that the same may not be amended or supplemented at any time, except by an instrument in writing signed on behalf of each party thereto and further provided that the same may be amended only as may be permitted by the applicable provisions of the General Corporation Law of the State of Delaware (the "DGCL") and the Oklahoma General Corporation Act (the "OGCA").

      The Rig Merger Agreement provides that it may be terminated and the Rig Merger and other transactions contemplated therein may be abandoned at any time prior to the Effective Time, whether before or after the approval by the Shareholders, for certain specified reasons.

      In the event of any termination of the Rig Merger Agreement as a result of the failure to obtain the required approval of the Shareholders or if there has been a material breach of any of the representations, warranties, or covenants by the Company which has not been cured within twenty business days following receipt by the Company of notice of such breach, the Company has agreed to pay to LRAC and RTO an amount equal to all of the expenses incurred by LRAC and RTO in connection with the Rig Merger Agreement, the negotiations leading to its execution, the examination and investigation of the Company, the preparation and negotiation of the Rig Merger Agreement and the related agreements, and in all other ways relating to the Rig Merger, including, but not limited to, all fees and expenses incurred by LRAC and RTO to investment bankers, accountants, attorneys, and other agents, plus the sum of $500,000 in the case of a termination as a result of the Company's breach or $250,000 in the case of the failure to obtain the approval of the Shareholders. If the Rig Merger is not consummated for any reason other than as a result of the material breach of LRAC or RTO of any of their representations, covenants, or agreements and if, prior to December 31, 1996, the Company or the Shareholders publicly announce, enter into a letter of intent relating to, enter into a definitive agreement providing for, or consummate, a Company Acquisition Transaction, the Company agrees to pay to LRAC and RTO an amount equal to 33-1/3 percent of the difference between the consideration paid in the Company Acquisition Transaction and $30,000,000, subject to adjustment in the event that the Company Acquisition Transaction involves less than all of the outstanding securities or assets of the Company.

EXPENSES

      The Company has agreed to pay the reasonable legal fees and disbursements of LRAC and RTO in connection with the organization of LRAC and the negotiation, preparation, and performance of the Rig Merger Agreement and the agreements and transactions contemplated thereby, up to a maximum of $60,000. Except for the foregoing, whether or not the Rig Merger Agreement is consummated, all costs and expenses incurred in connection with the Rig Merger Agreement and the transactions contemplated thereby are required to be paid by the party incurring such expense, except as otherwise may be payable as a result of a termination of the Rig Merger Agreement.

INDEMNIFICATION

      The Rig Merger Agreement provides that the Company and LRAC, as the surviving corporation, will indemnify, defend, and hold harmless Mullen, Oliver, and each other person who is an officer or director of LRAC or RTO against all losses, claims, damages, costs, expenses, liabilities, or judgments or amounts that are paid in settlement with the approval of the indemnifying party of or in connection with any claim, action, suit, proceeding, or investigation, whether asserted or claimed prior to, or at or after, the Effective Time to the extent, and only to the extent, that such claim arises from any untrue statement of material fact in the Registration Statement and Proxy Statement or any omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, except to the extent that such claim is subject to indemnification by Mullen and Oliver as discussed below.

      Mullen and Oliver have agreed to indemnify, defend, and hold harmless the Company and LRAC, as the surviving corporation, and any officer or director of the foregoing against all losses, claims, damages, costs, expenses, liabilities, or judgments or amounts that are paid in settlement with the approval of the indemnifying party, of or in connection with any claim, action, suit, proceeding, or investigation, whether asserted or claimed prior to, or at or after, the Effective Time, to the extent, and only to the extent, such claim arises from (1) any untrue statement of material fact in the Registration Statement or Proxy Statement or any omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading which is made or omitted in reliance on and in conformity with the written information provided by Mullen or Oliver or any of their representatives or affiliates specifically for use therein, or (2) any breach of any representation or warranty by Mullen, Oliver, LRAC, or RTO that survives the Effective Time. In addition, Oliver has agreed to indemnify, defend, and hold harmless the Company and the surviving corporation, and any officer or director of the foregoing against all liabilities of RTO arising prior to the Effective Time to which any of them may be subject by reason of the Rig Merger.

CHARTER AMENDMENTS

      The adoption and approval of the Rig Merger Agreement by the Shareholders will not result in the adoption of the Charter Amendments or otherwise result in the amendment of the Articles of Incorporation of the Company, unless proposals 5 and 6 are separately approved by the Shareholders.

                         THE SOMERSET MERGER AGREEMENT

      THE FOLLOWING IS A BRIEF SUMMARY OF CERTAIN TERMS AND CONDITIONS OF THE SOMERSET MERGER AGREEMENT, A COPY OF WHICH IS ATTACHED HERETO AS APPENDIX B. THE STATEMENTS CONTAINED IN THIS SUMMARY ARE, IN MOST INSTANCES, ONLY ABBREVIATED SUMMARIES AND ARE QUALIFIED IN THEIR ENTIRETY BY REFERENCE TO THE SOMERSET MERGER AGREEMENT. RECIPIENTS OF THIS PROXY STATEMENT SHOULD CAREFULLY READ AND REVIEW THE ENTIRE SOMERSET MERGER AGREEMENT AND SHOULD NOT RELY EXCLUSIVELY UPON THE FOLLOWING SUMMARY.

EFFECTIVE TIME OF THE MERGER

      The Somerset Merger Agreement provides that the Somerset Merger will become effective at such time as articles of merger are duly filed with the Secretary of State of Texas and the Secretary of State of Texas has issued a Certificate of Merger, or at such later time, not to exceed ninety days after the Closing Date specified in the Somerset Merger Agreement, as is specified in the Articles of Merger pursuant to the mutual agreement of the parties thereto. It is anticipated that the Effective Time of the Somerset Merger will occur on the first business day following the Closing Date.

MANNER AND BASIS OF CONVERTING SHARES

      By virtue of the Somerset Merger, each of the Somerset Shares issued and outstanding immediately prior to the Effective Time shall be converted into the right to receive 39,637.378 (subject to adjustment) shares of Company Common Stock. The foregoing exchange ratio is based on 38,669,378 shares of Company Common Stock being issued and outstanding as of the Effective Time of the Somerset Merger, and 968,000 shares of Company Common Stock being subject to options issued by the Company (excluding the Dillard Option) as of the Effective Time. In the event the number of shares of Company Common Stock which are issued or subject to options as of the Effective Time is greater or less than the amount specified in the immediately preceding sentence, the number of shares issuable pursuant to the Somerset Merger will be increased or decreased by a number of shares equal to such difference.

      As of the date of the Record Date, there were 38,836,378 shares of Company Common Stock issued and outstanding and 699,200 shares of Company Common Stock subject to outstanding options issued by the Company, excluding the Dillard Option. Accordingly, pursuant to the Somerset Merger Agreement, as of the Record Date, each of the Somerset Shares will be converted into the right to receive 39,535.578 shares of the Company Common Stock, or an aggregate of 39,535,578 shares of Company Common Stock.

      No fractional shares of the Company Common Stock will be issued in the Somerset Merger. Each holder of the Somerset Shares otherwise entitled to a fractional share will receive an amount in cash equal to the value of such fractional share based upon the closing sales price of the Company Common Stock, as reported on the AMEX, on the first day in which there is a reported trade in the Company Common Stock after the Effective Time. No interest shall be paid on such amount, and all of the Somerset Shares held by the record holder shall be aggregated for purposes of computing the number of share of Company Common Stock to be issued pursuant to the Somerset Merger.

SOMERSET SHADOW WARRANTS

      In addition, the shareholders of Somerset will receive warrants to purchase up to 1,720,000 shares of Company Common Stock, exercisable only in the event that the issued and outstanding Series A Preferred Stock of the Company is converted into Company Common Stock or the Dillard Option is exercised, and, in such event, only with respect to an equivalent number of shares as are subject to such conversion or exercise. The Somerset Shadow Warrants will be exercisable at the conversion price or option price at which the Series A Preferred Stock is converted or the Dillard Option is exercised. The Series A Preferred Stock is convertible at $1.25 per share and the Dillard Option is exercisable, if at all, at $1.00 per share.

CONDITIONS TO THE MERGER

      The respective obligations of the parties to consummate the Somerset Merger are subject to the satisfaction of various conditions, including, without limitation, that (1) the Somerset Merger Agreement and the Somerset Merger shall have been approved and adopted by the requisite vote of the Shareholders; (2) the shares of Company Common Stock issuable upon the consummation of the Somerset Merger shall have been approved for listing on the AMEX, subject to official notice of issuance; (3) the Registration Rights Agreement shall be in full force and effect; (4) the Rig Merger shall become effective in accordance with and as provided in the Rig Merger Agreement; and (5) the Subscription of Norex for 4,000 shares of the Company Series B Preferred Stock shall have been canceled and the $4,000,000 payment made by Norex for the Subscription shall have been repaid out of the proceeds of a term loan pursuant to a Term Loan Agreement between the Company and Norex in the form attached to the Somerset Merger Agreement, and such Term Loan Agreement shall be in full force and effect.

      The obligation of the Company to consummate the Somerset Merger is further subject to the satisfaction of certain other conditions, including, without limitation, the condition that the Somerset Shareholders shall have contributed to the capital of Somerset at least $25,000,000 in cash.

      The obligation of Somerset to consummate the Merger is further subject to the satisfaction of certain other conditions, including, without limitation, the conditions that: (1) the Company shall have executed and issued to the Somerset Shareholders the Somerset Shadow Warrants; (2) Norex shall have released the Norex Lien; (3) the Shareholders' Agreement shall have been executed and delivered by the Mullen/Oliver Group, Norex Drilling, and Pronor; and (4) the Registration Statement shall be effective on the Closing Date, and all post-effective amendments shall have been declared effective or shall have been withdrawn, and no stop orders suspending the effectiveness thereof shall have been issued and no proceedings for that purpose shall have been initiated or, to the knowledge of the parties, threatened by the Commission.

REPRESENTATIONS AND WARRANTIES

      Each of the parties has made various representations and warranties in the Somerset Merger Agreement relating to, among other things, their respective businesses and financial conditions, the accuracy of their various filings with the Commission, satisfaction of certain legal requirements for the Somerset Merger, and the existence of certain litigation matters. The representations and warranties of each of the parties to the Somerset Merger Agreement will expire upon the consummation of the Merger.

CERTAIN COVENANTS; CONDUCT OF BUSINESS PRIOR TO THE MERGER

      Somerset has agreed that, from the date of the Somerset Merger Agreement until the Effective Time, unless the Company shall otherwise agree in writing or as otherwise expressly contemplated by the Somerset Merger Agreement, it will undertake, or refrain from undertaking, as the case may be, certain specified actions.

      The Company has also agreed that, from the date of the Somerset Merger Agreement until the Effective Time, unless Somerset shall otherwise agree in writing or as otherwise expressly contemplated by the Somerset Merger Agreement, it will undertake, or refrain from undertaking, certain specified actions.

TERMINATION OR AMENDMENT OF THE MERGER AGREEMENT

      The Somerset Merger Agreement provides that the same may not be amended or supplemented at any time, except by an instrument in writing signed on behalf of each party thereto and further provided that the same may be amended only as may be permitted by the applicable provisions of the TBCA.

      The Somerset Merger Agreement provides that it may be terminated and the Somerset Merger and other transactions contemplated therein may be abandoned at any time prior to the Effective Time, whether before or after the approval by the Shareholders, for certain specified reasons.

      In the event of any termination of the Somerset Merger Agreement as a result of the failure to obtain the required approval of the Shareholders or if there has been a material breach of any of the representations, warranties, or covenants by the Company which has not been cured within twenty days following receipt by the Company of notice of such breach, the Company has agreed to pay to Somerset an amount equal to all of the expenses incurred by Somerset in connection with the Somerset Merger Agreement, the negotiations leading to its execution, the examination and investigation of the Company, the preparation and negotiation of the Somerset Merger Agreement and the related agreements, and in all other ways relating to the Somerset Merger, including, but not limited to, all fees and expenses incurred by Somerset to investment bankers, accountants, attorneys, and other agents, plus the sum of $500,000 in the case of a termination as a result of the Company's breach or $250,000 in the case of the failure to obtain the approval of the Shareholders. If the Somerset Merger is not consummated for any reason other than as a result of the material breach of Somerset of any of their representations, covenants, or agreements and if, prior to December 31, 1996, the Company or the Shareholders publicly announce, enter into a letter of intent relating to, enter into a definitive agreement providing for, or consummate, a Company Acquisition Transaction, the Company agrees to pay to Somerset an amount equal to 33 1/3 percent of the difference between the consideration paid in the Company Acquisition Transaction and $30,000,000, subject to adjustment in the event that the Company Acquisition Transaction involves less than all of the outstanding securities or assets of the Company.

EXPENSES

      The Company has agreed to pay the reasonable legal fees and disbursements of the Somerset Shareholders and Somerset in connection with the organization of Somerset and the negotiation, preparation, and performance of the Somerset Merger Agreement and the agreements and transactions contemplated thereby, up to a maximum of $200,000. In addition, the Company has agreed to pay, up to a maximum of $30,000, one-half of the fee of Robert Greer for his services as a consultant to SDA in connection with the Somerset Merger. Except for the foregoing, whether or not the Somerset Merger Agreement is consummated, all costs and expenses incurred in connection with the Somerset Merger Agreement and the transactions contemplated thereby are required to be paid by the party incurring such expense, except as otherwise may be payable as a result of a termination of the Somerset Merger Agreement.

INDEMNIFICATION

      The Somerset Merger Agreement provides that the Company will indemnify, defend, and hold harmless Somerset and each other person who is an officer or director of Somerset against all losses, claims, damages, costs, expenses, liabilities, or judgments or amounts that are paid in settlement with the approval of the indemnifying party of or in connection with any claim, action, suit, proceeding, or investigation, whether asserted or claimed prior to, or at or after, the Effective Time to the extent, and only to the extent, that such claim arises from any untrue statement of material fact in the Registration Statement or Proxy Statement or any omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, except to the extent that such claim is subject to indemnification by Somerset as discussed below.

      Somerset has agreed to indemnify, defend, and hold harmless the Company and any officer or director of the Company against all losses, claims, damages, costs, expenses, liabilities, or judgments or amounts that are paid in settlement with the approval of the indemnifying party, of or in connection with any
                                     -35-

claim, action, suit, proceeding, or investigation, whether asserted or claimed prior to, or at or after, the Effective Time, to the extent, and only to the extent, such claim arises from any untrue statement of material fact in the Registration Statement or Proxy Statement or any omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading which is made or omitted in reliance on and in conformity with the written information provided by the Somerset Shareholders or Somerset or any of their representatives or affiliates specifically for use therein.

CHARTER AMENDMENTS

      The adoption and approval of the Somerset Merger Agreement by the Shareholders and the filing of the Articles of Merger necessary to consummate the Somerset Merger will cause each of the Charter Amendments to be adopted without any further action required by the Shareholders.

                            SHAREHOLDERS' AGREEMENT

      The Somerset Shareholders, the Mullen/Oliver Group and the Company Parties have entered into a Shareholders' Agreement dated as of May 7, 1996, covering various agreements among such parties with respect to the Company Common Stock owned or to be acquired by them, as further described below. The Shareholders' Agreement is effective as of the Effective Time of the Mergers and terminates four years thereafter, unless sooner terminated under the terms of the Shareholders' Agreement. Upon consummation of the Mergers, the Shareholders' Agreement Parties will beneficially own up to an aggregate of 91,560,073 shares, or up to 77.7% of the Company Common Stock expected to be issued and outstanding as of the Effective Time, assuming the Cash Option is not exercised.

      The Shareholders' Agreement requires that the Shareholders' Agreement Parties vote their Company Common Stock so as to ensure that the Board of Directors and the board of directors of any material subsidiary (as defined) consists of five directors, of which the Company Parties, the Mullen/Oliver Group and the Somerset Shareholders will each be entitled to designate and maintain one director and the remaining two of which shall be Non-Party Directors. The initial nominees under the agreement are William R. Ziegler on behalf of the Somerset Shareholders, Ivar Siem on behalf of the Company Parties, Roy T. Oliver, Jr. on behalf of the Mullen/Oliver Group and Steven A. Webster and Peter M. Holt as the Non-Party Directors. Each of the Shareholders' Agreement Parties has granted the other parties a four year irrevocable proxy to enforce the foregoing provisions. The Shareholders' Agreement also contains (i) certain standstill provisions that effectively deprive the Shareholders' Agreement Parties voting rights with respect to any additional stock of the Company so as to limit their relative voting power to their voting power as of the Effective Time, and (ii) certain provisions that provide rights of first refusal and co-sale among the Shareholders' Agreement Parties as to certain sales or dispositions to third parties.

             CERTAIN UNITED STATES FEDERAL INCOME TAX CONSEQUENCES

      The Company has been advised by Cokinos, Bosien & Young, its tax counsel, that regardless of whether the Mergers qualify as reorganizations within the meaning of Section 368(a) of the Code (a "Reorganization"), the Mergers will not require the Shareholders or the Company to recognize taxable income or loss.

      If the merger of RTO into LRAC (the "RTO Merger") qualifies as a Reorganization, LRAC will hold the assets acquired pursuant to the RTO Merger at the same basis as RTO held such assets prior to the consummation of the Mergers. If the RTO Merger is not a Reorganization, LRAC will hold such assets at a basis equal to the fair market value of the Company Common Stock issued in the RTO Merger plus the amount of cash paid pursuant to the Cash Option in connection with the RTO Merger.

      Whether or not the merger of Merger Sub into LRAC ("the Sub Merger") qualifies as a Reorganization, the basis of the assets held by LRAC prior to the consummation of the Sub Merger will not be changed as a result of the consummation of the Sub Merger.

      If the Sub Merger is a Reorganization, the basis at which the Company holds the stock of LRAC will equal the bases of the assets held by LRAC and RTO prior to the consummation of the Mergers.

      If the Sub Merger is not a Reorganization, the basis at which the Company holds the stock of LRAC will equal the fair market value of the Company Common Stock issued pursuant to the Sub Merger plus the amount of cash paid to the LRAC Shareholders in connection with the Cash Option.

      As a result of the consummation of the Mergers, the Company will undergo an "ownership change" within the meaning of Section 382 of the Internal Revenue Code of 1986, as amended (the "Code"). As a result, the right of the Company to use its existing net operating loss carryforwards ("NOLs") (and certain other tax attributes) for both regular tax and alternative minimum tax purposes during each future year is limited to a percentage (currently approximately six percent) of the fair market value of the Company's stock immediately before the ownership change (the "Section 382 Limitation"). To the extent that taxable income exceeds the Section 382 Limitation in any year subsequent to the ownership change, such excess income may not be offset by NOLs from years prior to the ownership change. To the extent the amount of taxable income in any subsequent year is less than the Section 382 Limitation for such year, the
Section 382 Limitation for future years is correspondingly increased. There is generally no restriction on the use of NOLs arising after the ownership change, although Section 382 applies anew each time there is an ownership change. The actual effect, if any, of such utilization of NOLs will depend on the Company's profitability in future years. As of December 31, 1995, the Company had approximately $64 million of NOLs, a significant portion of which are already subject to a Section 382 Limitation resulting from ownership changes in years prior to the year of the Mergers.

                   MARKET PRICES, DIVIDEND AND DISTRIBUTIONS

      The Company Common Stock is listed on the American Stock Exchange under the symbol "DRL." At July 15, 1996, there were approximately 584 shareholders of record of the Company Common Stock, not including beneficial holders who hold shares of Company Common Stock in street-name.

      The following table sets forth the high and low sale prices of the common stock reported by the AMEX for the periods indicated:

                                                       HIGH          LOW
                                                      -------      -------
Year Ended December 31, 1996
  First Quarter .................................... $  0.7500    $  0.3750
  Second Quarter ...................................    2.0000       0.6875
  Third Quarter (through July 26, 1996) ............    1.8750       1.2500

Year Ended December 31, 1995:
  First Quarter ....................................    1.0000       0.6250
  Second Quarter ...................................    1.0625       0.6875
  Third Quarter ....................................    0.8750       0.6250
  Fourth Quarter ...................................    0.8750       0.6250

Year Ended December 31, 1994:
  First Quarter ....................................    1.1875       0.8125
  Second Quarter ...................................    1.1875       0.8125
  Third Quarter ....................................    1.3125       0.8750
  Fourth Quarter ...................................    1.0625       0.7500

      On July 26, 1996, the last reported sale price of the Company's common stock on the AMEX was $1.3750 per share.

      The Company has never paid dividends on its common stock and has no plans to pay dividends on its common stock in the foreseeable future.

                              DI INDUSTRIES, INC.
             UNAUDITED PRO FORMA CONSOLIDATED FINANCIAL STATEMENTS

      The accompanying unaudited pro forma consolidated financial statements of the Company are based upon the historical consolidated financial statements of the Company as of March 31, 1996 and for the year ended December 31, 1995 and the three months ended March 31, 1996, as adjusted for certain items discussed in the notes to these unaudited pro forma consolidated financial statements. The historical financial statement of RTO, LRAC and Somerset are not included herein because the historical operations of RTO are inconsistent and not comparable with the future anticipated operations of the Company and because LRAC and Somerset were created during early 1996 for the sole purpose of the Mergers and as such, there were no historical operations.

      For purposes of the accompanying statements, the sale of Western's operational assets has been accounted for as an asset sale. Accordingly, the $3.95 million sale proceeds has been recorded against the book value of the assets sold resulting in a gain on the sale of the assets. The accounts of Western have also been adjusted to reflect the purchaser's assumption of Western's operational leases, pursuant to the terms of the definitive agreement. The $2.7 million gain on the sale of Western's assets is not reflected in the attached pro forma financial statements as the gain was non-recurring in nature.

      In addition, for purposes of the accompanying statements, the Somerset Merger has been accounted for as a stock issuance and the Rig Mergers have been accounted for as an asset purchase. Accordingly, the stock issuance is recorded based on estimated proceeds received for the stock issued and the asset purchase is recorded at purchase cost based on the price per share received for the Company Common Stock issued in the Somerset Merger. The purchase price of the assets acquired in the Rig Mergers was grossed up for the deferred tax estimate based on the difference in book versus tax bases.

      The unaudited pro forma balance sheet assumes the Mergers and the sale of Western's assets occurred on March 31, 1996 while the unaudited pro forma statement of operations assume the Mergers and sale of Western's assets occurred on January 1, 1995 for the year ended December 31, 1995 and January 1, 1996 for the three months ended March 31, 1996.

      These unaudited pro forma consolidated financial statements should be read in conjunction with the consolidated financial statements and the related notes thereto included elsewhere in this Prospectus/Proxy Statement. Pro forma financial data is not necessarily indicative of future operations of the Company as a result of numerous factors, including changes in utilization rates for drilling rigs, changes in rates received for contract drilling services and future equipment sales and acquisitions. In addition, the results of operations for the three-month period ending March 31, 1996, if annualized, are not necessarily indicative of annual results.

                               DI INDUSTRIES, INC.
                 UNAUDITED PRO FORMA CONSOLIDATED BALANCE SHEET
                                 March 31, 1996
                                 (In Thousands)

                                                                       Western                           Merger
                                                                      Pro forma                         Pro forma
                                                      Historical     Adjustments    Pro forma          Adjustments     Pro forma
                                                       --------     ------------    ---------         --------------   ---------
                                     ASSETS
Current Assets:
    Cash and cash equivalents .....................    $    996     $  3,950 (1)    $  4,946          $  20,000 (a,b)  $  24,196
                                                                                                           (150)(c)
                                                                                                           (600)(d)
    Restricted cash ...............................       1,862                        1,862                               1,862
    Accounts receivable, net of allowance of $1,935      17,789                       17,789                              17,789
    Rig inventory and supplies ....................       2,902                        2,902                               2,902
    Assets held for sale ..........................       2,398                        2,398                               2,398
    Prepaids and other current assets .............       2,815         (110)(1)       2,705                               2,705
                                                       --------     --------        --------          ---------        ---------
         Total current assets .....................      28,762        3,840          32,602             19,250           51,852
                                                       --------     --------        --------          ---------        ---------
Property and Equipment:
    Land, buildings and improvements ..............       3,523         (227)(1)       3,296                               3,296
    Drilling and well service equipment ...........      39,910       (2,110)(1)      37,800             25,000 (b)       68,641
                                                                                                          5,664 (b)
                                                                                                            177 (d)
    Furniture and fixtures ........................       1,094          (29)(1)       1,065                               1,065
    Less accumulated depreciation and amortization      (18,797)         986 (1)     (17,811)                            (17,811)
                                                       --------     --------        --------          ---------        ---------
         Net property and equipment ...............      25,730       (1,380)         24,350             30,841           55,191
                                                       --------     --------        --------          ---------        ---------
Other Noncurrent Assets ...........................         277                          277                                 277
                                                       --------     --------        --------          ---------        ---------
                                                       $ 54,769     $  2,460        $ 57,229          $  50,091        $ 107,320
                                                       ========     ========        ========          =========        =========
                      LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities:
    Current maturities of long-term debt ..........    $  1,644     $    (90)(1)    $  1,554          $   4,000 (c)    $   5,554
    Accounts payable - trade ......................      10,246                       10,246                              10,246
    Accrued workers' compensation .................       2,672                        2,672                               2,672
    Payroll and related employee costs ............       4,029                        4,029                               4,029
    Customer advances .............................          60                           60                                  60
    Other accrued liabilities .....................       3,862                        3,862                               3,862
                                                       --------     --------        --------          ---------        ---------
         Total current liabilities ................      22,513          (90)         22,423              4,000           26,423
                                                       --------     --------        --------          ---------        ---------

Long-term debt less current maturities ............      10,379         (127)(1)      10,252                              10,252
                                                       --------     --------        --------          ---------        ---------
Other long-term liabilities and minority interest .       2,774                        2,774                               2,774
                                                       --------     --------        --------          ---------        ---------
Deferred income taxes .............................        --                           --                5,664 (b)        5,664
                                                       --------     --------        --------          ---------        ---------
Series A Preferred stock - mandatory redeemable ...         900                          900                                 900
                                                       --------     --------        --------          ---------        ---------
Commitments and contingent liabilities

Shareholders' equity:
    Series B Preferred stock, $1 par value;
         10 shares authorized, 4 shares subscribed        4,150                        4,150             (4,150)(c)         --
    Common stock, $.10 par value; 75,000 shares
         authorized; 38,669 issued and outstanding        3,867                        3,867              7,135 (a,b)     11,002
    Additional paid-in capital ....................      46,458                       46,458             37,865 (a,b)     83,900
                                                                                                           (423)(d)
    Deficit .......................................     (36,272)       2,677 (1)     (33,595)                            (33,595)
                                                       --------     --------        --------          ---------        ---------
         Total shareholders' equity ...............      18,203        2,677          20,880             40,427           61,307
                                                       --------     --------        --------          ---------        ---------

                                                       $ 54,769     $  2,460        $ 57,229          $  50,091        $ 107,320
                                                       ========     ========        ========          =========        =========

     SEE ACCOMPANYING NOTES TO PRO FORMA CONSOLIDATED FINANCIAL STATEMENTS.

                               DI INDUSTRIES, INC.
            UNAUDITED PRO FORMA CONSOLIDATED STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 1995
                      (In Thousands Except Per Share Data)

                                                                           Western                         Merger
                                                                          Pro forma                       Pro forma
                                                           Historical    Adjustments      Pro forma      Adjustments      Pro forma
                                                           ---------     ------------     ---------      -----------      ---------
Revenues:
    Contract drilling ................................     $  94,709      $(7,164)(2)     $  87,545      $                $  87,545

Costs and Expenses:
    Drilling operations ..............................        93,825       (6,056)(2)        87,769           113 (e)        87,882
    Depreciation, depletion and amortization .........         4,832         (339)(2)         4,493                           4,493
    Provision for SFAS #121 asset impairment .........         5,290                          5,290                           5,290
    General and administrative .......................         3,264         (300)(2)         2,964                           2,964
    Bad debt expense .................................           291                            291                             291
                                                           ---------      -------         ---------      --------         ---------
         Total costs and expenses ....................       107,502       (6,695)          100,807           113           100,920

Operating Income (Loss) ..............................       (12,793)        (469)          (13,262)         (113)          (13,375)

Other Income (expense):
    Interest income ..................................           292                            292                             292
    Gain on sale of assets ...........................           466          (17)(2)           449                             449

    Interest expense .................................        (1,472)        8(2)            (1,464)                         (1,464)
    Gain on currency exchange ........................           888                            888                             888
    Minority Interest ................................           (56)                           (56)                            (56)
                                                           ---------      -------         ---------      --------         ---------
         Other income (expense), net .................           118           (9)              109           --                109

Income (Loss) from Continuing Operations .............       (12,675)        (478)          (13,153)         (113)          (13,266)

Discontinued Operations:
    Income (loss) from oil and gas operations ........            (4)                            (4)                             (4)
    Loss from sale of oil and gas properties .........          (768)                          (768)                           (768)
                                                           ---------      -------         ---------      --------         ---------
Loss from Discontinued Operations ....................          (772)                          (772)         --                (772)

Income Tax Provision
    Current ..........................................          --                             --                              --
    Deferred .........................................          --                             --                              --
                                                           ---------      -------         ---------      --------         ---------
Net Income (Loss) ....................................     $ (13,447)     $  (478)        $ (13,925)     $   (113)        $ (14,038)
                                                           =========      =======         =========      ========         =========
Primary Earning (loss) per share:
    From continuing operations .......................     $    (.33)                     $    (.34)                      $    (.12)
    From discontinued operations .....................          (.02)                          (.02)                           (.01)
                                                           ---------                      ---------                       ---------
    Net income per common share ......................     $    (.35)                     $    (.36)                      $    (.13)
                                                           =========                      =========                       =========
Fully Diluted Earning (loss) per share:
    From continuing operations .......................     $    (.33)                     $    (.34)                      $    (.12)
    From discontinued operations .....................          (.02)                          (.02)                           (.01)
                                                           ---------                      ---------                       ---------
    Net loss per common share ........................     $    (.35)                     $    (.36)                      $    (.13)
                                                           =========                      =========                       =========
Weighted average common shares outstanding:
    Primary ..........................................        38,669                         38,669        71,347           110,017
                                                           =========                      =========      ========         =========
    Fully Diluted ....................................        38,669                         38,669        71,347           110,017
                                                           =========                      =========      ========         =========

     SEE ACCOMPANYING NOTES TO PRO FORMA CONSOLIDATED FINANCIAL STATEMENTS.

                               DI INDUSTRIES, INC.
            UNAUDITED PRO FORMA CONSOLIDATED STATEMENTS OF OPERATIONS
                    For the Three Months Ended March 31, 1996
                      (In Thousands Except Per Share Data)

                                                                           Western                         Merger
                                                                          Pro forma                       Pro forma
                                                           Historical    Adjustments      Pro forma      Adjustments      Pro forma
                                                           ---------     ------------     ---------      -----------      ---------
Revenues:
    Contract drilling ..................................      $20,102      $(1,659)(2)     $18,443       $   --             $18,443

Costs and Expenses:
    Drilling operations ................................       18,936       (1,449)(2)       17,487            28 (e)        17,515
    Depreciation, depletion and amortization ...........        1,097          (61)(2)        1,036                           1,036
    General and administrative .........................          720         (123)(2)          597                             597
    Employment severance ...............................          602                           602                             602
                                                             --------      -------         --------      --------         ---------
         Total costs and expenses ......................       21,355       (1,633)          19,722           (28)           19,750

Operating Income (Loss) ................................       (1,253)         (26)          (1,279)          (28)           (1,307)

Other Income (expense):
    Interest income ....................................           11                            11                              11
    Gain on sale of assets .............................           15          (12)(2)            3                               3

    Interest expense ...................................         (262)           2 (2)         (260)         (120)(f)          (380)
    Minority Interest ..................................           (2)                           (2)         --                  (2)
                                                             --------      -------         --------      --------         ---------
         Other income (expense), net ...................         (238)         (10)            (248)         (120)             (368)

Income (Loss) Before Income Taxes ......................       (1,491)         (36)          (1,527)         (148)           (1,675)

Income Tax Provision
    Current ............................................         --           --               --            --                --
    Deferred ...........................................         --           --               --            --                --
                                                             --------      -------         --------      --------         ---------
         Net income tax provision ......................         --           --               --            --                --

Net Income (Loss) ......................................       (1,491)         (36)          (1,527)         (148)           (1,675)

Series B preferred stock subscription dividend .........         (150)        (150)                           150 (f)          --

Net Income (Loss) Applicable to Common Stock ...........      $(1,641)     $   (36)        $ (1,677)     $      2         $  (1,675)
                                                             ========      =======         ========      ========         =========
Primary Earning (loss) per share:
    From continuing operations .........................      $  (.04)                     $   (.04)                      $    (.02)
    From discontinued operations .......................         --                            --                              --
                                                                                           --------      --------         ---------
    Net income (loss) per common share .................      $  (.04)                     $   (.04)                      $    (.02)
                                                                                           ========      ========         =========
Fully Diluted Earning (loss) per share:
    From continuing operations .........................      $  (.04)                     $   (.04)                      $    (.02)
    From discontinued operations .......................         --                            --                              --
                                                              -------                      --------                       ---------
    Net income (loss) per common share .................      $  (.04)                     $   (.04)                      $    (.02)
                                                              =======                      ========                       =========

Weighted average common shares outstanding:
    Primary ............................................       38,669                        38,669        71,347           110,017
                                                              =======                      ========                       =========
    Fully Diluted ......................................       38,669                        38,669        71,347           110,017
                                                              =======                      ========                       =========

     SEE ACCOMPANYING NOTES TO PRO FORMA CONSOLIDATED FINANCIAL STATEMENTS.

                               DI INDUSTRIES, INC.
         NOTES TO UNAUDITED PRO FORMA CONSOLIDATED FINANCIAL STATEMENTS

The unaudited pro forma financial statements reflect the adjustments described below:

WESTERN SALE

   BALANCE SHEET -

      (1) To record the sale of Western pursuant to the June 3, 1996 definitive agreement for $3.95 million cash plus the lease obligation assumption of $217,000.

   STATEMENTS OF OPERATIONS -

      (2)   To record the effect of the Western sale on the operating accounts.


MERGERS

   BALANCE SHEET -

      (a) To record the issuance of 39,535,578 shares of Company Common Stock and 1,720,000 warrants to acquire Company Common Stock in exchange for all of the outstanding capital stock of Somerset whose only asset consisted of $25,000,000 in cash, net of certain transaction expenses.

      (b) To record the issuance of 31,627,939 shares of Company Common Stock, 1,720,000 warrants to acquire Company Common Stock and $5 million in exchange for all outstanding capital stock of R.T. Oliver, Inc. and Land Rig Acquisition Corporation whose assets consist of the Merger Rigs. The Merger Rigs were valued at $30.664 million consisting of
            i) $20 million for the shares (based on $0.63 per share, the value received for the shares issued in the Somerset Merger), ii) $5 million in cash and iii) $5.664 million in deferred taxes based on DI's effective tax rate times the difference between the $25 million acquisition cost and the $8.3 million of carryover tax bases in the assets. Depreciation associated with the capitalized cost of the Merger Rigs has not been provided as these rigs are not considered to be in service for the periods shown. Depreciation will be provided when these rigs are refurbished and placed in service. If the Cash Option is not exercised, the "Working Capital", "Total Assets" and " Shareholders' Equity" accounts would be as follows:

                                                   Merger
                                                  Pro Forma
                                     Pro Forma    Adjustment    Pro Forma
                                     ---------    ----------     ---------
            Working Capital           $ 10,179      $ 20,250      $ 30,429
            Total Assets                57,229        55,091       112,320
            Shareholders' Equity        20,880        45,427        66,307

      (c) To record the rescission of the subscription by Norex Drilling, Ltd ("Norex") for DI Series B Preferred Stock and the establishment of a $4,000,000 term loan with Norex.

      (d) To record the cost of consummating the Mergers which includes the Company's direct expenses, the expenses of Somerset, LRAC, RTO to be reimbursed by the Company and the Investment Monitoring Fee. DI's direct expenses consist of legal fees, accounting costs, printing and mailing costs and registration expenses. The amount of these expenses was allocated between the two transactions so that $177,000 was capitalized with the property acquired and $423,000 served to reduce paid in capital.

   STATEMENTS OF OPERATIONS -

      (e) To adjust operating expense to reflect the estimated cost to store the Merger Rigs.

      (f) To provide for interest expense associated with the $4 million term loan funded by Norex Drilling, Ltd. with interest at 12% and to eliminate the preferred dividend.

             MANAGEMENT'S DISCUSSION AND ANALYSIS OF THE COMPANY'S
                  FINANCIAL CONDITION AND RESULTS OF OPERATIONS

FINANCIAL CONDITION AND LIQUIDITY

        The Company had working capital of $6.2 million and $7.5 million at March 31, 1996 and December 31, 1995, respectively. The Company's current ratio (current assets to current liabilities) at March 31, 1996 and December 31, 1995, was 1.28 to 1.00 and 1.31 to 1.00, respectively. Cash and cash equivalents decreased from $1.9 million at December 31, 1995 to $1.0 million at March 31, 1996, exclusive of $1.9 million and $1.6 million of restricted cash deposits securing insurance deposits at March 31, 1996 and December 31, 1995, respectively. Long-term debt was 57.0% and 56.6% of total capital at March 31, 1996 and December 31, 1995, respectively.

        Following the completion of the Mergers, the Company will have approximately $15.8 million of debt obligations, most of which are attributable to the Company's $10,000,000 loan agreement with NorlandsBanken AS (the "NorlandsBanken Loan Agreement"). The NorlandsBanken Loan Agreement was amended October 1, 1995 to provide for deferral of monthly principal payments of $277,777 until January 12, 1997, after which the balance of $9,444,000 will be amortized in 36 equal monthly installments commencing January 12, 1997.

        During the fourth quarter of 1995, Norex subscribed to and paid $4,000,000 for 4,000 shares of the Series B Preferred Stock, to be issued subsequent to December 31, 1995. As of the date hereof, the Series B Preferred Stock has not been issued. During May of 1996, the Company and Norex agreed that, upon consummation of the Mergers, the Company would rescind the Subscription and refund the $4,000,000 payment made by Norex for the Subscription out of the proceeds of a $4,000,000 loan to be provided by Norex. If the Mergers are not consummated, the Subscription will not be rescinded and the 4,000 shares of Series B Preferred Stock will be issued.

        The Company has an overdraft facility with a bank in Argentina, which is payable on demand, bearing interest at the current market rate in Argentina and secured by two drilling rigs. The overdraft facility had outstanding balances of approximately $188,000 and $149,000 at March 31, 1996 and December 31, 1995, respectively.

        The NorlandsBanken Loan Agreement and an ancillary guaranty by Norex restrict, among other things, the Company's ability to incur additional indebtedness, mortgage or otherwise encumber certain of its properties and make certain asset dispositions. Furthermore, the NorlandsBanken Loan Agreement prohibits the payment of dividends by the Company and requires the Company to maintain a minimum working capital balance of $7,000,000 and a minimum adjusted net worth of $50,000,000. These restrictions could limit the Company's flexibility in responding to changing market conditions.

        As of March 31, 1996, the Company was not in compliance with a certain financial covenant contained in the NorlandsBanken Loan Agreement and, subsequent to such date, received a waiver of such failure to comply from NorlandsBanken AS.

        The Company will require substantial cash flow to meet its debt service requirements. Payment of principal and interest on these obligations will depend on the Company's future performance, which is subject to general economic and business factors beyond the Company's control.

        On June 24, 1996, the Company sold the operational assets of Western Oil Well Service Co., a wholly owned subsidiary of the Company, to Pool Company for $3.95 million in cash. Pursuant to the terms of the purchase agreement, the buyer assumed all existing leases of Western, which primarily include leases for vehicles. The Company recorded a gain of approximately $2.7 million in connection with the transaction.

        On July 25, 1996, the Company agreed to repurchase 13,500 shares of its Series A Preferred Stock for $148,500. The Company issued three interest free promissory notes for the purchase price which matures on September 10, 1996. The 13,500 shares of the Series A Preferred Stock were pledged as collateral for the promissory note.

        Capital expenditures were approximately $900,000 for the three months ended March 31, 1996, compared to approximately $1,200,000 for the three months ended March 31, 1995. Capital expenditures for the three months ended March 31, 1995 primarily related to the Company's foreign operations expansion.

        Cash provided by operating activities was approximately $500,000 for the three months ended March 31, 1996, as compared to cash provided by operating activities of $2,300,000 for the three months ended March 31, 1995. The 1995 and 1996 quarters included changes in the accounts receivable, accounts payable, accrued liabilities, inventory and prepaids generated from international activity.

        As of the current date, management believes the Company may require additional capital to supplement cash resources available from working capital, cash flow from operations, proceeds from non-strategic asset sales, and existing credit facilities to execute its near term business plan.

        The Company has no derivative contracts related to its foreign currency exposure in the countries in which it operates. However, the Company generally structures its foreign operations and related drilling contracts in such a manner as to minimize any potential foreign currency exchange restrictions and any exposure to foreign currency fluctuations. The Company believes that its foreign currency exposure, if any, is not significant. See further discussion in "Business of the Company - General - International Operations and Risks."

        The Company has not paid any cash dividends on the Company Common Stock and does not anticipate paying dividends on the Company Common Stock at any time in the foreseeable future. Furthermore, the NorlandsBanken Loan Agreement prohibits the payment of dividends without their consent.

RESULTS OF OPERATIONS

        A comparison of revenues and operating expenses from continuing operations (also expressed as a percentage of respective domestic and international operations revenues) for the Company's domestic and international operations are described below.

COMPARISON OF THE THREE MONTHS ENDED MARCH 31, 1996 AND 1995

                                              For the Three Months
                                                 Ended March 31,
                                       (in thousands, except percentages)
                                ------------------------------------------------
                                   1996      Percent of     1995      Percent of
                                (Unaudited)   Revenues   (Unaudited)   Revenues
                                -----------  ---------   -----------  ----------
REVENUES
Contract Drilling:
  US ..........................   $10,429                 $ 9,832
  International
    Mexico and Central America      1,261                   2,904
    South America .............     8,412                   7,004
    Export Sales and other ....       --                    2,604
                                  -------                 -------
    Consolidated Totals .......   $20,102                 $22,344
                                  =======                 =======

OPERATING EXPENSE(1)
Contract Drilling:
  US ..........................   $ 9,770       93.7%     $ 9,521        96.8%
  International
    Mexico and Central America      1,144       90.7%       2,963       102.0%
    South America .............     8,022       95.4%       7,285       104.0%
    Export Sales and Other ....       --         --         2,755       105.8%
                                  -------                 -------
    Consolidated Totals .......   $18,936                 $22,524
                                  =======                 =======
GROSS PROFIT                      $ 1,166                 $  (180)
                                  =======                 =======
- - - - ------------
(1) Operating Expense excludes expenses for depreciation and amortization, general and administrative, bad debt and legal.

        CONTINUING OPERATIONS. Consolidated revenues decreased 10% to $20.1 million for the three months ended March 31, 1996, compared to $22.3 million for the three months ended March 31, 1995. This decrease was principally due to the absence of export sales of equipment to Costa Rica in 1996. Revenues from United States domestic drilling activities increased by approximately $600,000 from the 1995 to 1996 quarter due to increased rig utilization in the Eastern Division. Drilling days for the first quarter of 1996 for the Eastern Division totaled 328 compared to 208 drilling days for the comparable quarter of 1995. Average daily drilling rates were relatively unchanged between the two periods. Revenues from the Company's South American operations increased by $1.4 million from the 1995 to 1996 quarter due to higher levels of reimbursable costs associated with the Venezuelan operation. For the first quarter of 1996, the South American drilling generated 1,234 drilling days compared with 1,200 drilling days for the first quarter of 1995. During both quarters the majority of the Company's South American work was under existing long-term contracts; thus the average daily rates were virtually the same. Revenues from the Company's Mexico and Central American operations decreased by $1.6 million from the 1995 to 1996 quarter due to a reduction in rig operating levels from four rigs to one rig. This drop in rigs relates to a corresponding drop in drilling days to 91 for the first quarter of 1996 from 351 for the first quarter of 1995. The Company plans to continue operating one rig in Mexico for the remainder of 1996. As discussed in
Note 13 to the accompanying Consolidated Financial Statements, the operating assets of Western were sold in June 1996. Western had revenues of approximately $7.2 million in both the 1996 and 1995 periods.

        Consolidated operating expenses decreased 15.9% to $18.9 million for the three months ended March 31, 1996, compared to $22.5 million for the three months ended March 31, 1995 due primarily to the absence of export sales of equipment to Costa Rica in 1996. Operating expenses for domestic drilling increased approximately $200,000 from the 1995 to 1996 quarter, principally due to increased rig activity in the Eastern Division. Operating expenses for the Company's South American operations increased $.7 million from the 1995 to 1996 quarter due primarily to higher labor costs for the Venezuela operations, which are reimbursable under the terms of the applicable drilling contracts. Mexico and Central American operating expenses decreased $1.8 million from the 1995 to 1996 quarter due to a reduction in rig operating levels from four rigs to one rig. Western had allocable operating costs of approximately $1.4 million in the respective 1996 and 1995 periods.

        Depreciation and amortization decreased to $1.1 million for the 1996 quarter compared to $1,113,000 for the 1995 quarter. This slight decrease was primarily due to the reduction in the depreciable asset base in 1996 resulting from the $5,290,000 impairment provision made in the fourth quarter, 1995 to reduce the carrying value of certain drilling rigs and equipment as provided for in Statement of Financial Accounting Standard No. 121.

        General and administrative expense increased by $67,000 from the 1995 to 1996 quarter due to increased staff requirements for the Company's expanded South American operations.

        Employment severance expense of $602,000 for the March 31, 1996 quarter represents an accrual of contractual severance costs to be paid over a two-year period to the Company's former President and Chief Executive Officer.

        Interest expense decreased by $84,000 for the three months ended March 31, 1996, compared to the three months ended March 31, 1995. The decrease was due to reduced levels of outstanding debt, principally the retirement of $2.1 million of bank debt related to the Company's oil and gas properties sold in August 1995.

        The loss from discontinued operations of $11,000 for the three months ended March 31, 1995 was the result of the sale of the Company's oil and gas properties in August 1995.

COMPARISON OF FISCAL YEAR ENDED DECEMBER 31, 1995 TO TWELVE MONTHS ENDED DECEMBER 31, 1994
                                              For the Year Ended
                                                 December 31,
                                       (in thousands, except percentages)
                                    ------------------------------------------
                                              Percent of    1994    Percent of
                                       1995    Revenues  (Unaudited) Revenues
                                    ---------- --------- ---------- ----------
REVENUES
Contract Drilling:
  US .............................   $44,797               $49,530
  International
    Mexico and Central America ...    12,617                 1,706
    South America ................    33,081                12,277
    Export Sales and other .......     4,214                 1,880
                                     -------               -------
    Consolidated Totals ..........   $94,709               $65,393
                                     =======               =======

OPERATING EXPENSE(1)
Contract Drilling:
  US .............................   $40,867     91.2%     $47,722     96.3%
  International
    Mexico and Central America ...    11,890     94.2%       1,727    101.2%
    South America ................    36,387    110.0%      11,477     93.5%
    Export Sales and Other .......     4,681    111.1%       2,147    114.2%
                                     -------               -------
    Consolidated Totals ..........   $93,825               $63,073
                                     =======               =======
GROSS PROFIT .....................   $   884               $ 2,320
                                     =======               =======
- - - - ------------
(1) Operating Expenses excludes expenses for depreciation and amortization, general and administrative, bad debt and legal.

        CONTINUING OPERATIONS. Consolidated revenues increased 44.8% to $94.7 million for the fiscal year ended December 31, 1995, compared to $65.4 million for the twelve months ended December 31, 1994. This increase was primarily due to the expansion in South America, Mexico and Central America. Revenues from the Company's South American operations increased by $6.7 million during the year ended December 31, 1995, due to the addition of four drilling rigs to supplement the three rigs already operating in Argentina. The additional increase of $14.1 million in 1995 revenues from South American operations resulted from the acquisition of a Venezuelan operating company effective September 1, 1994. South America drilling days increased to 5,301 days for 1995 compared with 1,460 days for 1994. During 1995, 16 rigs were operating in South America due to the expansion noted above in Venezuela and Argentina. Between the corresponding years, the average daily drilling rates increased approximately 9% under the various contracts that the Company was working under during the years. Revenues from the Company's Mexico and Central American operation increased by $10.9 million for the year ended December 31, 1995, as compared to the twelve months ended December 31, 1994. This increase resulted from the expansion of Mexico from a one rig operation to a four rig operation for the first three quarters of fiscal 1995. Drilling days in Mexico for 1995 totaled 993 compared with 153 drilling days for 1994. Average daily drilling rates were virtually the same between the corresponding periods. International export revenues for the year ended December 31, 1995 were $4.2 million and resulted from materials sold for export to Costa Rica. US Operations revenue decreased by $4.7 million for the year ended December 31, 1995 compared to the twelve months ended December 31, 1994. The decrease was the result of a $3.9 million decrease in the Company's Gulf Coast district and $1.4 million in the Eastern Division due to decreased rig utilization in 1995. The Gulf Coast District drilling days decreased by 24% from 2,247 days in 1994 to 1,711 days in 1995. The average daily drilling rates declined only a slight 2% from 1994 to 1995. The Eastern Division decrease in revenues can also be seen in the drop in drilling days from 1,313 in 1994 to 1,031 in 1995. Average daily drilling rates were virtually unchanged between the periods. The Foundation Division had a revenue decrease of $1.1 million due to the phase out of this division. The decreases were offset by revenues from the Western Division increasing $1.3 million due to the utilization of a horizontal re-entry rig which was inactive during the twelve months ended December 31, 1994. Also, revenues from the Company's East Texas and Louisiana operations increased $3 million due to increased rig utilization and a certain large turnkey contract in 1995. The Company's operations in East Texas and Louisiana had an increase in drilling days of 30% to 2,280 days in 1995 from 1,751 days in 1994. Due to a large turnkey contract average daily drilling rates were approximately 4% higher in 1995 when compared with 1994. Western had operating revenue of approximately $7.2 million and $5.9 million in the respective 1995 and 1994 periods.

        Consolidated operating expenses increased 48.8% to $93.8 million for the year ended December 31, 1995, compared to $63.1 million for the twelve months ended December 31, 1994. Operating expenses for the Company's South American operations increased $24.9 million for the year ended December 31, 1995, compared to the 1994 twelve month period as a result of the expansion of the Argentina drilling rig fleet and acquisition of the Venezuela operating company discussed above. The increase in percentage of South American operating expenses relative to revenues for the year ended December 31, 1995 is due to start-up costs on the four rigs added to Argentina and higher than expected repairs, maintenance and rig move costs experienced on all Argentina rigs during 1995. Operating expenses for the Mexico and Central American operations were $11.9 million for the year ended December 31, 1995, compared to $1.7 million during the twelve months ended December 31, 1994. This increase is due to the expansion of the drilling fleet discussed above. International export operating and other expenses for the year ended December 31, 1995 were $4.7 million, primarily representing costs of materials sold for export to Costa Rica. Domestic operating expenses decreased by $6.9 million for the year ended December 31, 1995 as compared to the twelve months ended December 31, 1994. Operating expenses from the Company's East Texas and Louisiana operations increased by $2.6 million from 1994 to 1995 due to increased rig utilization and large turnkey contract. A decrease of $4.1 million in the Company's Gulf Coast District operations and $1 million in the Eastern Division was due to decreased rig utilization in 1995. The Foundation Division's operating expenses decreased $2.5 million due to the phase out of that division. Western had operating costs of approximately $6.1 million and $5.1 million in the respective 1995 and 1994 periods.

        In March 1995, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standard (SFAS) No. 121, "Accounting for the Impairment of Long-Lived Assets and for LongLived Assets to Be Disposed Of," effective for years beginning after December 15, 1995. As the FASB encourages earlier application, the Company adopted the provisions of SFAS No. 121 during the fourth quarter, 1995. This new accounting standard requires certain assets to be reviewed for impairment whenever events or circumstances indicate the carrying amount may not be recoverable. The Company has provided a non-cash impairment provision of $5,290,000 for certain drilling rigs and equipment due to market indications that the carrying amounts were not fully recoverable. Net realizable value was determined based upon appraisal, comparable sale data and management estimates.

        Depreciation and amortization increased 54.8% to $4.8 million for the year ended December 31, 1995, compared to $3.1 million for the twelve months ended December 31, 1994. This increase was due to the acquisition of drilling equipment for the International Division.

        General and administrative expenses (including legal and bad debt expenses) increased to $3.5 million for the year ended December 31, 1995 compared to $3.0 million for the twelve months ended December 31, 1994, primarily due to the expanded scope of International Operations.

        Gain from foreign currency of $888,000 for the year ended December 31, 1995 is the result of currency exchange transactions derived from the Venezuelan operations.

        Interest expense increased to $1.4 million for the year ended December 31, 1995, compared to $425,000 for the twelve months ended December 31, 1994. The increase was due to an increase in borrowings for expansion of the International Operations.

        DISCONTINUED OPERATIONS. The net loss from discontinued operations was $772,000 for the year ended December 31, 1995, as compared to net income of $55,000 for the twelve months ended December 31, 1994. The net loss in 1995 includes a $768,000 non-cash provision resulting from the disposal of the Company's oil and gas properties in August 1995.

        CONSOLIDATED NET LOSS. The net loss for the year ended December 31, 1995 was $13.4 million, compared to a net loss of $3.5 million for the twelve months ended December 31, 1994. Of this $9.9 million loss increase: $5.3 million was due to the 1995 non-cash provision for SFAS No. 121 asset impairment of certain long-lived assets; $1.4 million was due to reduced consolidated operating margins resulting primarily from start-up and higher operating costs incurred in Argentina, aggregating $3.7 million; $1.7 million was due to increased non-cash charges in 1995 for depreciation and amortization resulting from increased capital investments in drilling rigs and equipment; $.8 million was due to losses from discontinued operations of producing oil and gas properties in 1995; and $.7 million was due to other miscellaneous increased costs and expenses.

COMPARISON OF NINE MONTH PERIODS ENDED DECEMBER 31, 1994 TO 1993

                                            For the Nine Months
                                             Ended December 31,
                                      (in thousands, except percentages)
                                 ---------------------------------------------
                                            Percent of   1993       Percent of
                                    1994    Revenues  (Unaudited)    Revenues
                                 ---------- --------- ----------    ----------
REVENUES
Contract Drilling:
  US ...........................  $38,635               $45,398
  International
    Mexico and Central America .    1,706                 3,159
    South America ..............    8,766                 4,892
    Export Sales and other .....    1,880                  --
                                  -------               -------
    Consolidated Totals ........  $50,987               $53,449
                                  =======               =======

OPERATING EXPENSE(1)
Contract Drilling:
  US ...........................  $36,921      95.6%    $41,374        91.1%
  International
    Mexico and Central America .    1,681      98.5%      1,819        57.6%
    South America ..............    8,346      95.2%      5,255       107.4%
    Export Sales and Other .....    2,040     108.5%        185
                                  -------               -------
    Consolidated Totals ........  $48,988               $48,633
                                  =======               =======
GROSS PROFIT                      $ 1,999               $ 4,816
                                  =======               =======
- - - - ------------
(1) Operating Expense excludes expenses for depreciation and amortization, general and administrative, bad debt and legal.

        BASIS FOR COMPARISON. In comparing the results of operations for the nine months ended December 31, 1994 to the year ended March 31, 1994, other than what is discussed in the comparison of the results of operations for the nine months ended December 31, 1994 and 1993; nothing significant occurred that would require further discussion.

        CONTINUING OPERATIONS. Consolidated revenues decreased by 5% to $50.9 million for the nine months ended December 31, 1994, compared to $53.4 million for the nine months ended December 31, 1993. The International Division's revenues increased $4.3 million and the Northern Division's revenue increased $263,000. The revenue increases were offset by revenue decreases of $3.2 million in the Commercial Division; $2.8 million in the Mid-Continent division and $474,000 in the Eastern Division; and $515,000 in the Western Division. The revenue increase for the International Division was due to an increase in rig utilization for the three rigs operating in Argentina, the purchase of the operating drilling rigs in Venezuela in September, 1994, and the sale of certain drilling equipment in Costa Rica. International drilling days increased to 1,386 days for the nine months ended December 31, 1994 compared to 662 days for the nine months ended December 31, 1993. The revenue increase for the Northern Division is due to increased drilling activity in Michigan. The Northern Division drilling days increased by 8% between the corresponding periods while the average drilling rates remained virtually unchanged. The revenue decrease for the Commercial Division is due to the Company's phasing out of auger drilling activities. The revenue decrease for the Mid-Continent Division and the Eastern Division is primarily due to lower drilling activity due to lower than anticipated oil and gas prices. The Mid-Continent Division and the Northern Division decreased by 10% between the 1994 period (4,419 days) and the 1993 period (4,911 days). Again, average daily rates were relatively unchanged between the two periods. The revenue decrease for the Western division is primarily due to lower oil prices reducing workover requirements by operators. Western had revenues of approximately $4.3 million and $4.8 million in the respective 1994 and 1993 periods.

        Operating expenses increased 1% to $48.9 million for the nine months ended December 31, 1994, compared to $48.6 million for the nine months ended December 31, 1993. The International Division increased $4.8 million and the Northern Division increased $256,000. The operating expense increases were offset by operating expense decreases in the Commercial Division of $2 million; the Mid-Continent Division decreased $2 million; the Eastern Division decreased $443,000; and the Western Division decreased $59,000. The increases in the International Divisions are due to increased rig utilization in Argentina; the purchase of the operating rigs in Venezuela and the sale of certain drilling equipment in Costa Rica. The operating increase in the Northern Division is due to increased rig utilization in Michigan. The operating expense decrease in the Commercial Division is due to the phasing out of the auger drilling activities. The operating decrease in the MidContinent and Eastern Divisions is primarily due to lower drilling activity due to lower oil and gas sales prices. The operating expense decrease in the Western Division is primarily due to less workover activity resulting from customers who received lower oil prices. The operating expense decrease for DI Energy is the result of the sale of certain oil and gas properties. Western had operating costs of approximately $3.8 million and $3.9 million in the respective 1994 and 1993 periods.

        Depreciation and amortization decreased 14% to $2.4 million for the nine months ended December 31, 1994, compared to $2.8 million for the nine months ended December 31, 1993. The decrease is primarily due to the Company's change in depreciation policy for drilling rigs, effective January 1, 1994, which includes a salvage value in the calculation of depreciation expenses.

        General and administrative expenses (including legal and bad debt expenses) increased to $2.1 million for the nine months ended December 31, 1994 compared to $2.0 million for the nine months ended December 31, 1993. The slight increase was due to the increase in International Operations.

        Interest income increased to $353,000 for the nine months ended December 31, 1994, compared to $86,000 for the nine months ended December 31, 1993. The increase is primarily due to interest received as a result of the settlement of a lawsuit.

        Gain on sale of assets increased to $277,000 for the nine months ended December 31, 1994, compared to $52,000 for the nine months ended December 31, 1993. The increase is primarily due to the disposition of unused oil field equipment.

        Interest expense increased to $322,000 for the nine months ended December 31, 1994, compared to $164,000 for the nine months ended December 31, 1993. The increase is due to the increasing in borrowing for the International Operations.

        Minority interest was a credit of $17,000 for the nine months ended December 31, 1994, compared to an expense of $209,000 for the nine months ended December 31, 1993 primarily due to less drilling activity and the start-up of a project in Mexico for the majority owned subsidiary, DI/Perfensa Inc.

        Other expense, net decreased to $123,000 for the nine months ended December 31, 1994, compared to $177,000 for the nine months ended December 31, 1993.

        DISCONTINUED OPERATIONS. Discontinued operations of producing oil and gas properties resulted in income of $51,000 for the nine months ended December 31, 1994, compared to a loss of $1,278,000 for the nine months ended December 31, 1993. The 1993 period loss resulted from cost to the Company from the unsuccessful conclusion of a lawsuit.

        CONSOLIDATED NET LOSS. The net loss for the nine months ended December 31, 1994 was $2.2 million compared to a net loss of $1.4 million for the nine months ended December 31, 1993. The increased net loss in 1994 is primarily due to less drilling activity in the Mid-Continent Division; less drilling activity and less profitable drilling activity in the Company's majority owned subsidiary, DI/Perfensa Inc., offset by the phase out of the auger drilling activities.

INCOME TAXES AND OTHER

        The operations of the Company generated net operating loss ("NOL") and investment tax credit ("ITC") carryforwards which expire at various times through 2010 and 2000, respectively.

        Under provisions of the federal income tax code, such carryforwards generally can be utilized only to reduce future taxable income or income taxes payable, if any, of the individual subsidiary that produced the tax NOL or ITC carryforward. In addition, tax NOL and ITC carryforwards are subject to annual limitations on the amount that the Company can utilize because of the change in the ownership of the Company's principal stockholder in 1991 and the change in the Company's principal stockholder on June 2, 1994. The Company estimates that at December 31, 1995 its tax NOL and ITC carryforwards, before consideration of the limitations, aggregated approximately $64 million and $2.4 million, respectively. However, the ultimate utilization of the tax NOL and ITC carryforwards, if any, is substantially limited as a result of limitations imposed as a result of previous changes in the ownership of the Company and will be further limited as a result of ownership changes resulting of the Mergers. See "Risk Factors - Limitations on the Availability of the Company's Net Operating Loss Carry Forwards."

        The Company accounts for income taxes based upon Statement of Financial Accounting Standards ("SFAS") No. 109, "Accounting for Income Taxes," which requires recognition of deferred income tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. Based on an analysis of the Company's gross deferred tax asset (taking into consideration applicable statutory carryforward periods and other limitations), the Company has determined that the recognition criteria set forth in SFAS No. 109, have not been met and, accordingly, the gross deferred tax asset is reduced fully by a valuation allowance.

        Prior to the purchase of the Company Common Stock by Norex on June 2, 1994, certain of the Company's insurance coverage was arranged by American Premier Underwriters, Inc. ("American Premier") as part of a program provided to its subsidiaries. Subsequent to the common shares purchase by Norex, the Company has obtained workers' compensation, excess liability coverage and certain other insurance from other sources. This change has not materially increased the cost of insurance coverage to the Company, although liquidity has been adversely impaired by requirements to post restricted cash deposits to secure potential claims.

        The Company believes inflation has not had a material effect on its operations or on its financial condition, but there can be no assurance that future increases in the inflation rate would not have an adverse effect.

INDUSTRY TRENDS

        The stabilization of working rig count that began in 1995 has continued into 1996. The weekly national count of working rigs in the United States as reported by Baker Hughes Incorporated on May 31, 1996 was 765, compared to 677 on May 26, 1995. The 765 working rigs included 218 working land rigs which are in the Company's area of competition.

        The significant decline in oil and gas prices in the mid-1980's severely depressed oil and gas exploration activities and reduced demand for the Company's oil and gas drilling services. Although industry conditions have improved during 1995 and 1996, a reversal of this trend and further deterioration could have an ongoing negative effect on the Company's future operating results. The decline in drilling activity resulted in an oversupply of drilling equipment and created intense competition, particularly in the price received for contract drilling services by drilling contractors. Demand for oil and gas drilling services will continue to be dependent upon the present and anticipated sales price of oil and gas, which is subject to conditions such as consumer demand, events in the Middle East, weather and other factors that are not controlled by the Company.

        There has been an increase in the demand for oil and gas drilling services in South America. In response to this, during 1992, the Company commenced drilling activities in Argentina and expanded into Venezuela during 1994. The Company also formed a majority-owned subsidiary to perform geothermal drilling in Central America and has completed projects in Guatemala and El Salvador and is currently working on projects in Mexico. The Company will continue to market its services into selected international markets.

        Although certain consolidations have occurred within the land drilling industry, an oversupply of land drilling rigs still exists. There is a general shortage in the industry of used drill pipe, and the cost of obtaining new and used drill pipe is substantially higher than in prior periods and is currently escalating. At present, the Company does not have a critical shortage of drill pipe or other equipment but, depending on rig utilization, will need to purchase additional drill pipe for rigs in service.

        The depressed conditions in the oil and gas drilling industry also caused a substantial portion of the labor force with drilling experience to leave the industry. As a result of the continuing overcapacity in the drilling industry and the Company's practice during recent years of first laying off employees with the least amount of drilling experience, the Company has not experienced significant shortages of trained labor. However, an increase in demand for contract drilling services could cause shortages of trained employees.

        These industry trends are a major factor in managements's decision to pursue the Mergers. See "The Mergers - Background of the Mergers."

                             BUSINESS OF THE COMPANY

        The Company is a Texas corporation formed in 1980 and is engaged primarily in the business of providing onshore contract drilling and well workover services to firms in the oil and gas industry. The Company and its subsidiaries conducts operations in Texas, Louisiana, Oklahoma, Ohio, Pennsylvania, New York, Michigan, Montana, Utah, North Dakota, and other states; and currently has operations in Argentina, Venezuela and Mexico. The Company's principal office is located at 450 Gears Road, Suite 625, Houston, Texas 77067, and its telephone number is (713) 874-0202.

        The Company's principal operating strategy is to continue its focus on oil and gas contract drilling in targeted regions in the United States, particularly those with existing and potential gas production, and selected foreign opportunities, especially in Central and South America. The Company plans to pursue this strategy through aggressive marketing of its best equipment and acquiring and refurbishing other existing equipment. In addition, the Company may make acquisitions of drilling equipment that open new markets and present the potential for attractive rates of return.

        In early 1996, the Company began implementing a new strategy which involves significant changes to the Company's organization, focusing the Company's activities on higher margin markets and altering the Company's corporate structure to provide a more efficient operating structure.

        This proposed Mergers represent a significant step in accomplishing the Company's new strategy in that the 18 ultra deep drilling rigs and the capital to refurbish them will enable the Company to focus on higher margin markets where drilling projects are of a longer duration than the Company's current markets.

        On April 9, 1996, the employment of the Company's Chief Executive Officer was terminated, signaling the beginning of significant organizational changes. The Company is currently searching for an new Chief Executive Officer. Other significant personnel and organizational changes have been made and additional changes will be made in the near term.

        At the beginning of 1996, the Company's corporate structure consisted of 15 legal entities. The Company has already eliminated 4 of these entities and plans to continue to review and hopefully further streamline its corporate structure.

        In connection with this overall restructuring and the implementation of the new strategy, the Company anticipates incurring some one-time non-recurring expenses. While the Company has not yet quantified these further charges, it plans to do so during the third quarter of 1996. These charges will be recognized as a one-time restructuring charge during the third quarter of 1996.

DISCONTINUED AND SUSPENDED OPERATIONS

        On June 7, 1995 the Company entered into an agreement to sell its producing oil and gas properties, effective April 1, 1995, for a cash sales price of $4.2 million, subject to certain adjustments. The sale was closed August 9, 1995. Proceeds from this transaction were used to pay off the Company's production term note which had an outstanding balance of approximately $1.5 million, purchase two certificates of deposit totaling approximately $1.4 million as collateral for two letters of credit that were then outstanding under the Company's revolving line of credit, with the remainder of the proceeds, approximately $1.3 million used for working capital purposes.

        The December 31, 1994 Consolidated Balance Sheet has been restated with all assets and liabilities associated with the oil and gas properties identified as Discontinued Operations. The Consolidated Statements of Operations for the periods presented identifies the income (loss) from producing oil and gas operations. As a result of the sale of the oil and gas properties, the Company has recorded a $768,000 non-cash loss.

        On June 24, 1996, the Company completed the sale of the Company's Western Division to Pool Company, a Texas corporation ("Pool") for $3,950,000 in cash pursuant to an agreement entered into on June 3, 1996. The Western Division was headquartered in Glendive, Montana, with a district office in Roosevelt, Utah, and provided well workover services in Montana, Utah and North Dakota. The Western Division consisted of 23 carrier-mounted workover rigs and certain real estate owned by the Company in Glendive, Montana and Roosevelt, Utah. A workover is a repair, maintenance or modification of a producing well designed to remedy mechanical problems in the well, productivity problems in the formation or other difficulties in extracting oil and gas. Workover services are vital to the oil and gas producing industry as most producing wells eventually encounter these problems. Workover services include repairing and replacing down-hole production equipment, opening additional productive intervals, re-completion of wells to new producing zones, completing newly drilled wells, drilling out of plugs and packers, and the converting producing wells to injection wells during enhanced recovery operations. Pursuant to the purchase agreement, Pool assumed the obligations of the Company under its real and personal property leases relating to the division. The Company recognized a gain of approximately $2.7 million on the sale of this division

        The Company has, in the past, provided shaft drilling equipment for commercial drilling operations (large diameter shaft drilling, mining, and water/disposal wells). No such activities were carried out in 1995 and this business segment will be discontinued.

INDUSTRY SEGMENTS

        Reference is made to Note 8 of the Notes to Consolidated Financial Statements for information regarding the Company's industry segments.

INDUSTRY CONDITIONS

        OPERATING RESULTS. The Company reported a net loss of $13,447,000, $2,209,000 and $2,658,000 for the year ended December 31, 1995; the nine months ended December 31, 1994; and the year ended March 31, 1994, respectively. The future profitability of the Company is substantially dependent upon improvement in the utilization of, and contract rates earned by, its oil and gas drilling and workover rigs. No assurance can be given that the Company's operation will obtain profitable levels in the future.

        OIL AND GAS INDUSTRY. The Company experiences intense competition in its onshore drilling markets. The contract drilling industry is cyclical and is characterized by high capital and maintenance costs. Due to an oversupply of rigs, the onshore drilling market is highly competitive and no one competitor is dominant. While price is a primary factor in the selection of drilling contractors, a contractor's safety record, crew quality, service record and equipment capability are also important factors. Certain of the Company's competitors have greater financial resources than the Company.

        The Company's operations are materially dependent upon the levels of activity in the exploration, development and production of oil and gas in the United States and worldwide. Such activity levels are affected both by short-term and long-term trends in the prices of oil and natural gas. In recent years, oil and natural gas prices, and therefore the level of drilling and exploration activity, have been volatile. Worldwide military, political and economic events have contributed to, and are likely to continue to contribute to, such price volatility. Any prolonged reduction in oil and natural gas prices would depress the level of exploration and development activity and would result in a corresponding decline in the demand for the Company's services and therefore have a material adverse effect on the Company's revenues and profitability.

        The Company's domestic oil and gas contract drilling operations have been severely depressed for the past several years, largely as a result of significant declines in oil and gas prices and associated reductions of oil and gas drilling activities and the oversupply of drilling equipment. These conditions have resulted in both low contract rates and low levels of rig utilization; although demand for land drilling rigs has shown improvement during the last quarter of 1995 and first two quarters of 1996. The Company's future success will depend in large part upon a general economic improvement in the domestic oil and gas and contract drilling industries, which cannot be predicted with certainty.

        In response to the depressed domestic activity, the Company has focused on foreign opportunities, especially the Central and South American markets where the Company's International Division has in recent years conducted drilling operations in Argentina, Guatemala, El Salvador, Venezuela and Mexico. There has been an increase in oil and gas drilling activities in South America due to privatization efforts and geothermal drilling in Mexico and Central America. The Company will consider additional expansion into selected international markets.

        There is a general shortage in the industry of used drill pipe, and the cost of obtaining new and used drill pipe is substantially higher than in prior periods and is currently escalating. At present, the Company has an adequate, but not a surplus, supply of drill pipe and drill collars and has began a gradual replacement program in the last half of 1995 that will continue in 1996. Also, depending on rig utilization, the Company may need to purchase additional drill pipe for rigs in service or placed in service.

        OILFIELD SERVICE AND SUPPLY INDUSTRY. The Company has a major repair and fabrication yard located in Houston, Texas. This facility is currently utilized for the primary purpose of servicing the Company's own rig and equipment requirements but has capabilities for third party services if industry conditions improve.

CONTRACT DRILLING AND WORKOVER

        At May 31, 1996, the Company owned or operated 106 drilling and workover rigs, with 84 located in the United States, eight drilling rigs in Argentina, ten drilling and workover rigs in Venezuela, and four drilling rigs in Mexico. This includes the 23 workover rigs sold on June 24, 1996 to Pool. See "Business of the Company - Discontinued and Suspended Operations." Under a typical oil and gas drilling contract, the Company provides its customers with drilling rigs and related equipment, as well as field personnel. The Company considers a rig which is presently working to be an "active" rig. Rigs which are not working but which are currently being actively marketed are viewed as "idle." "Inactive" rigs are rigs which are not working and are not currently being actively marketed. "Inventoried" rigs are being held for parts or to be sold. Inactive rigs may require additional capital expenditures to reactivate them for service. The Company estimates that the costs required to reactivate its inactive rigs may range between $20,000 to $500,000 per rig. The Company's contract drilling and well workover operations are conducted through four operating subsidiaries in the United States organized by geographic location and the nature of the business conducted, one operating division in Argentina, one operating division in Venezuela and one operating division in Mexico.

        MID-CONTINENT DIVISION. The Company's Mid-Continent Division is headquartered in Houston, Texas, with district offices in Houston and Midland, Texas and Shreveport, Louisiana, and provides oil and gas contract drilling services primarily in the states of Texas, Louisiana, Arkansas and Oklahoma. Of the Mid-Continent Division's 33 rigs, 29 have rated depth capacities of over 10,000 feet, eight of which are rated at 20,000 feet or deeper.

        EASTERN DIVISION. The Eastern Division is headquartered in Midvale, Ohio, and drills gas wells in Ohio, Pennsylvania and New York, principally at depths of 7,000 feet or less. The Eastern Division operates eight rigs. Historically, the Eastern Division contracts to drill packages of several wells. The Eastern Division's operations are limited during the spring of each year due to "frost laws" of the jurisdictions in which it operates which restrict movement of equipment on public roads during such period.

        NORTHERN DIVISION. The Northern Division is headquartered in Mt. Pleasant, Michigan, and drills oil and gas wells principally in Michigan, at depths of 1,000 to 18,000 feet. Prior to the INDrillers, L.L.C. joint venture discussed below, the Northern Division had nine rigs, with one rated up to 2,500 feet, five rated 6,000 to 8,500 feet, and three rated at up to 20,000 feet. The Northern Division's operations are also limited during the spring of each year due to "frost laws" of the jurisdictions in which it operates which restrict movement of equipment on public roads during such periods.

        On March 28, 1996, the Company completed the formation of a limited liability company, INDrillers L.L.C., which is jointly owned between its wholly-owned subsidiary, Drillers, Inc., and Dart Energy Corp. It has been formed to combine the Michigan contract drilling operations of Drillers, Inc. with the Michigan contract drilling operations of Indril, a division of Dart Energy Corp. Drillers, Inc. and Dart Energy each contributed five drilling rigs to the limited liability company with Drillers, Inc. having a 65% interest and Dart Energy having a 35% interest in the limited liability company. Drillers, Inc. and Indril are the two leading deep well drilling contractors in Michigan, and the formation of this limited liability company is expected to result in more efficient scheduling of drilling equipment and improved operating and cost efficiencies with the increase in rig fleet size.

        INTERNATIONAL DIVISION. The International Division is headquartered in Houston, Texas, with offices in Buenos Aires and Neuquen, Argentina; Barinas, Valle De La Pascua, El Tigre, and Guasdualito, Venezuela; and Morelia, Mexico. The international Division has active drilling operations in Argentina, Venezuela and Mexico.

        ARGENTINA DIVISION. The Company owns and operates seven active drilling rigs in Argentina, including four drilling rigs that were shipped to Argentina from the United States in November, 1994, and one rig held for parts. The Argentina Division provides oil and gas contract drilling services, primarily in the Neuquen area, on daywork and turnkey contracts. The Argentina drilling rigs have rated depths of 6,000 to 12,000 feet.

        VENEZUELA DIVISION. The Company owns four land-based drilling rigs and two land-based workover rigs in Venezuela. In addition, the Company operates four drilling rigs under a labor contract. Two of the drilling rigs and the two workover rigs were acquired in an acquisition effective September 1, 1994. Two drilling rigs were shipped to Venezuela from the United States in September and November, 1994. The Venezuela Division provides oil and gas contract drilling services under daywork contracts and workover services under hourly contracts. The Venezuela drilling rigs have rated depths of 10,500 to 15,000 feet.

        MEXICO DIVISION. In November, 1994, the Company, through its 90% owned subsidiary, DI/Perfensa Inc., commenced a geothermal project in Mexico with four drilling rigs. One of the drilling rigs was shipped to

Mexico from El Salvador and three of the drilling rigs were shipped to Mexico from the United States. This geothermal project was completed in November, 1995. A new geothermal drilling project requiring one drilling rig began in December 1995 and is expected to extend for approximately fifteen months. The other three rigs in Mexico are currently stacked. The Mexico drilling rigs have rated depths of 10,000 to 16,000 feet.

        DRILLING AND WORKOVER EQUIPMENT. A land drilling rig of the general type operated by the Company consists of engines, drawworks, mast, pumps, blowout preventers, drill pipe and related equipment. The size and type of rig utilized depends, among other factors, upon well depth and site conditions. An active maintenance and replacement program during the life of a drilling rig permits upgrading of components on an individual basis. Over the life of a typical rig, due to the normal wear and tear of operating up to 24 hours a day, several of the major components, such as engines, mud pumps and drill pipe, are replaced or rebuilt on a periodic basis as required, while other components, such as the substructure, mast and drawworks, can be utilized for extended periods of time with proper maintenance. The Company considers its active and idle drilling rigs to be wellmaintained and capable of performing contracts undertaken competitively within the industry.

        A workover rig is a mobile carrier-mounted rig designed to perform routine maintenance and remedial operations on existing oil and gas wells. The type of workover rig operated by the Company consists of a portable engine, drawworks and a mast supported by portable skid-mounted pumps, tanks and hydraulic-powered drilling equipment. As with other rigs, maintenance and replacement of the major components due to normal wear are necessary to maintain the equipment in operable condition throughout the life of the rig.

        The majority of the Company's existing drilling rigs were built during the years 1979 - 1981, the period of the industry's most recent rig building cycle. Some maintenance on its stacked rigs has been deferred. Through its programs of rig upgrades and refurbishment, the Company believes that it will be able to maintain its rig operations over time to meet its future needs; however, such upgrading and refurbishment may require increasing amounts of capital and, to the extent the Company is unable to continue such programs, it will have fewer rigs available for service.

       The Company also owns various vehicles and other ancillary equipment used in the operation of its rigs. This equipment consists of bulldozers, trucks, large air compressors and other support equipment.

       The following table describes the oil and gas rigs owned and operated by the Company or INDrillers, L.L.C. at May 31, 1996, and the status of each rig during the preceding 45 days:

            YEAR BUILT/                                 RATED
RIG NO.      REBUILT           DRAWWORKS                DEPTH         LOCATION         STATUS
- - - - -------     -----------        ---------                -----         --------         ------
MID-CONTINENT DIVISION
- - - - ----------------------
   1          1957/1980      Brewster N-85             15,000'       N-Louisiana       Active
   2          1957/1981      Brewster N-85             15,000'       N-Louisiana       Active
   3          1960/1982      Cont-Emsco A-550          13,500'       E-Texas           Active
   4          1956/1983      Brewster N-75             12,500'       N-Louisiana       Inactive
   6          1957/1980      Brewster N-85             15,000'       N-Louisiana       Active
   7          1978           National 55               12,500'       N-Louisiana       Active
   8          1979           Gard-Denver 1500          20,000'       N-Louisiana       Inactive
   9          1955/1986      Brewster N-95             26,000'       S-Texas           Active
  10          1964/1989      Gard-Denver 800           14,000'       N-Louisiana       Active
  12          1980           Gard-Denver 700           12,500'       N-Louisiana       Active
  13          1981           Brewster N-75B            15,000'       N-Louisiana       Active
  15          1965/1989      National 610              14,000'       N-Louisiana       Active
  17          1981           Mac 400                    5,000'       N-Louisiana       Inactive
  23          1960           Mid-Cont U-15              9,000'       Oklahoma          Inactive
  24          1955/1980      Brewster N-55             11,000'       E-Texas           Inactive
  25          1960/1978      Brewster N-46             11,000'       Texas             Inventoried
  26          1958/1979      Cont-Emsco GB-500         10,000'       N-Louisiana       Inventoried
  27          1958/1981      Cont-Emsco GB-500         10,000'       W-Texas           Inactive
  30          1960/1983      Mid-Cont U-15             11,000'       Oklahoma          Inactive
  36          1957/1978      Cont-Emsco GB-350          8,500'       Oklahoma          Inactive
  37          1979           Failing 8000              10,000'       Utah              Inactive
  39          1980/1989      Gard-Denver 800           14,000'       E-Texas           Active
  40          1979           Gard-Denver 1100E         20,000'       S-Texas           Active
  42          1981           Cont-Emsco Elec. hst.II   25,000'       S-Texas           Active
  43          1981           Ideco 1200E               20,000'       S-Texas           Active
  44          1982           Gard-Denver 1500E         25,000'       S-Texas           Idle
  46          1981           Gard-Denver 1100-UE       20,000'       E-Texas           Inventoried
  48          1981           Ideco 3000-UE             30,000'       Oklahoma          Inventoried
  61          1954/1980      Bethlemen S-45-E           9,000'       W-Texas           Idle
  62          1978           Ideco Hydrair H-35        10,500'       S-Texas           Idle
  63          1976/1982      Gard-Denver 700           13,000'       E-Texas           Idle
  66          1982           Ideco-Hydrair H-35        10,500'       S-Texas           Idle
  93  *       1981           Mid-Continent 712-UE      16,000'       S-Texas           Active

EASTERN DIVISION
- - - - ----------------
202           1981           Wilson Mogul 42            8,000'       N/W Penn.         Idle
203           1980           Wilson Mogul 42            8,000'       N/E Ohio          Active
204           1979           Wilson Mogul 42            6,500'       N/E Ohio          Active
206           1979           Wilson 65                 10,000'       N/E Ohio          Idle
207           1969/1983      Wilson Mogul 38            5,300'       N/E Ohio          Idle
208           1980           Wilson Mogul 42            6,500'       N/W Penn.         Idle
209           1965/1984      Wilson Mogul 42            6,500'       N/E Ohio          Idle
215           1980           Wilson Mogul 42            6,500'       N/W Penn.         Active

NORTHERN DIVISION
- - - - -----------------
 47           1982           Ideco 1200E               20,000'       Michigan          Inactive
 49           1982           Ideco 1200E               20,000'       Michigan          Idle
116           1980           Speedstar 55-40            2,500'       Indiana           Idle
211           1971/1985      Wilson Mogul 42            6,100'       Michigan          Idle

                                              -58-

INDRILLERS, L.LC.
- - - - -----------------
 41          1981              Ideco 1200E              20,000'       Michigan         Idle
 53          1976              Cabot 1287                6,500'       Michigan         Active
 56          1980              Ideco DIR 700             8,500'       Michigan         Active
 57          1977              Ideco DIR 550             6,000'       Michigan         Active
 58          1977              Ideco DIR 700             8,500'       Michigan         Active
 1                             Challenger 260           5,000'        Michigan         Active
 2                             Ideco 550                7,000'        Michigan         Idle
 3                             Challenger 320           5,000'        Michigan         Active
 4                             Challenger 320           5,000'        Michigan         Idle
 5                             Ideco 800 Self Prop.     10,000'       Michigan         Active

DRILLERS INTERNATIONAL S.A. (ARGENTINA)
- - - - ---------------------------------------
448          1958              Ideco H-525               7,500'       Argentina        Inactive/Parts
449          1960/1993         Ideco H-40                6,000'       Argentina        Idle
454          1981              Ideco BIR 800            12,000'       Argentina        Idle
455          1981              Ideco BIR 800            12,000'       Argentina        Active
450          1980/1994         Ideco DIR 700             8,500'       Argentina        Active
459          1980/1994         Ideco DIR 700             8,500'       Argentina        Active
472          1981/1994         Cabot 750                10,500'       Argentina        Idle
473          1981/1994         Cabot 900                12,000'       Argentina        Active

DI/PERFENSA INC. (MEXICO)
- - - - -------------------------
 19          1981/1994         National 80 B            16,000'       Mexico           Idle
 20          1980/1994         BDW-800                  16,000'       Mexico           Idle
 31          1978/1994         Cabot 750                10,000'       Mexico           Idle
 69          1981              Ideco BIR 800            12,000'       Mexico           Active

DRILLERS INC. D.I. DE VENEZUELA, C. A.
- - - - --------------------------------------
407          1980              Wilson Mogul 42(workover) 8,000'       Venezuela        Idle
408  *       1980              Cabot 1,000              12,000'       Venezuela        Active
412  *       1980              National 610-E           12,000'       Venezuela        Active
417  *       1981              Cont.-Emsco D-3          14,000'       Venezuela        Active
421  *       1978              Cont.-Emsco C-1          15,000'       Venezuela        Active
423          1981/1996         Mid-Continent 712-U      15,000'       Venezuela        Active
441          1980              Wilson Mogul 42(workover) 8,000'       Venezuela        Idle
451          1981              Cabot 900                12,000'       Venezuela        Idle
452          1975/1994         Cabot 900                12,000'       Venezuela        Active
453          1982/1994         Ideco-Hydrair H-35       10,500'       Venezuela        Active

- - - - ------------
*  Rig operated by the Company under a labor contract with owner.

        The following table describes the status of drilling rigs owned by the Company at May 31, 1996, that are being held for sale:

            YEAR BUILT/                               RATED DEPTH/
RIG NO.      REBUILT            DRAWWORKS               DIAMETER    LOCATION          STATUS
- - - - -------     -----------         ---------             ------------  --------          ------
  111       1969/1982/1994  Hydraulic-2-Man Rig       14,000'       Oklahoma       Sale Pending
  112       1971/1986       DI/Hughes CSD-820         12'-15' dia   Texas          Inventoried
  114       1981/1988       DI/Hughes CSD-820         12'-15' dia   Ohio           Inventoried
  118       1969/1980       DI/Hughes CSD-820         12'-15' dia   Ohio           Inventoried
  262       1972            Wilson Mogul 42           6,500'        Ohio           Inventoried
  267       1956            Mayhew 3000               2,500'        Ohio           Inventoried

        CONTRACTS. The Company's contracts for drilling oil and gas wells and workover operations are obtained either through competitive bidding or as a result of negotiations with customers. The Company's oil and gas drilling contracts provide for compensation on a "daywork," "footage" or "turnkey" basis. Under daywork contracts, the Company receives a fixed amount per day for drilling the well, and the customer bears a major portion of out-of-pocket costs of drilling. Under footage contracts, the Company is paid a fixed amount for each foot drilled, regardless of the time required or the problems encountered in drilling the well. The Company pays more of the out-of-pocket costs associated with footage contracts than with daywork contracts. Under turnkey contracts, the Company agrees to drill a well to a specified depth for a fixed price, regardless of the time required or the problems encountered in drilling the well. Footage and turnkey contracts generally involve a higher degree of risk to the Company than daywork contracts because the Company bears the cost of unanticipated down-hole problems and price escalation. "Hourly" contracts call for the Company to provide a rig and crew, for which it is paid on an hourly basis. The work currently conducted by the Mid-Continent Division is primarily daywork with some turnkey contracts. Almost all of the wells drilled by the Eastern Division are drilled pursuant to footage contracts. The Northern Division's wells are drilled under footage and daywork contracts. Almost all of the work historically conducted by the Western Division was on an hourly basis. The International Division's wells are drilled under daywork, footage and turnkey contracts.

        The Company primarily markets its oil and gas drilling and workover rigs on a regional basis through employee salesmen located in Houston, Texas; Shreveport, Louisiana; Mt. Pleasant, Michigan; Glendive, Montana; Midvale, Ohio; Neuquen and Buenos Aires, Argentina; Barinas, Venezuela and Morelia, Mexico. These salesmen utilize personal contacts and industry periodicals and publications to determine which operators are planning to drill oil and gas wells or need workover services in the immediate future. Once the Company has been placed on the "bid list" for a particular operator, the Company will normally be given the opportunity to bid on all future wells for that operator on an area basis. Repeat business from previous customers accounts for a substantial portion of the Company's business.

        COMPETITION. The contract oil and gas drilling business is highly competitive and, in recent years, has suffered from a substantial oversupply of rigs resulting in severe price competition. Companies generally compete on the basis of price, workforce experience, equipment suitability and availability, reputation, expertise and financial capability. While competition is primarily on a regional basis, rigs can be moved from one region to another in response to changes in levels of drilling activity, subject to crew availability and mobilization expenses. The Company's ability to obtain drilling contracts is dependent primarily on the level of domestic oil and gas exploration and development activity, as well as the Company's ability to acquire and retain qualified personnel. The Company's ability to continue to generate business in the future will depend, in part, on its ability to adapt to new technology and drilling techniques as they become available. A number of the Company's competitors have substantially greater financial resources than the Company.

        CUSTOMERS. The Company's oil and gas contract drilling customers include large and small independent producers and major oil companies. A significant portion of the Company's international drilling contracts are with national utility or national petroleum companies in Mexico, Central America and South America.

GENERAL

        EMPLOYEES. At May 31, 1996, the Company had approximately 1,056 employees. The Company believes that its relationship with its employees is satisfactory.

        GOVERNMENTAL REGULATIONS. Many aspects of the Company's operations are affected by political developments and by federal, state, foreign and local laws and regulations relating to the energy industry. The adoption of laws and regulations curtailing exploration and development drilling for oil and gas for economic and other policy related reasons would adversely affect the Company's operations by limiting demand for contract drilling and exploration and production. The Company cannot determine to what extent future operations and earnings of the Company may be affected by new legislation, new regulations or changes in existing regulations.

        The Company's activities are also subject to laws and regulations relating to environmental protection and pollution control, including certain regulations that control the discharge of materials into the environment or require remediation of contaminations. Usually, these environmental laws and regulations impose "strict liability," rendering a person liable without regard to negligence or fault. Although the Company's cost of compliance with such legislation and regulations has not been material to date, such laws and regulations may substantially increase the cost of the Company's activities and may prevent or delay the commencement or continuance of a given operation. The Company believes that such legislation and regulations have not had a materially adverse effect on its present method of operations. In the future, federal, state and local government environmental controls may require the Company to make significant expenditures, although the magnitude of such expenditures cannot be predicted.

        The Company is subject to the requirements of the Occupational Safety and Health Act ("OSHA") and comparable state statutes. The OSHA hazard communication standard, the Environmental Protection Agency "community right-to-know" regulations under Title III of the Federal Superfund Amendment and Reauthorization Act and comparable state statutes require the Company to organize information about the hazardous materials used in its operations. The Company will likely be required to increase its expenditures during the next several years to comply with higher industry and regulatory safety standards such as those described above. Such expenditures cannot be accurately estimated at this time.

        INTERNATIONAL OPERATIONS AND RISKS. An increasingly significant portion of the Company's revenues are attributable to international operations. Risks associated with operating in international markets include foreign exchange restrictions and currency fluctuations, foreign taxation, changing political conditions and foreign and domestic monetary policies, expropriation, nationalization, nullification, modification or renegotiation or contracts, war and civil disturbances or other risks that may limit or disrupt markets. For example, the Company currently operates in three countries in Latin America, each of which has experienced major currency fluctuations in the recent past. The ability of the Company to compete in the international well servicing and drilling markets may be adversely affected by foreign governmental regulations that favor or require the awarding of such contracts to local contractors, or by regulations requiring foreign contractors to employ citizens of, or purchase supplies from, a particular jurisdiction. No predictions can be made as to what foreign governmental regulations may be enacted in the future that could be applicable to the Company's operations.

        The Company's primary international contract drilling operations are in South America, Mexico and Central America. These international contract drilling operations are primarily covered by drilling contracts which:

                1. In the case of Venezuela, are structured where payment is split between partial payment in United States dollars and the balance paid in local currency;

                2. In the case of Argentina, provide for payment in Argentina Pesos, which are pegged at the same equivalent rate as the U.S. dollar at this time; and

                3. In the case of Mexico, provide for payment in Mexican Pesos, however, the contract provides for an increase in contract payments under an indexed basis to compensate for the devaluation of the Mexican Peso in December, 1994.

        A significant portion of costs and expenses relating to the Company's international operations are comprised of goods and services procured in the respective foreign countries and paid for in the respective countries' currencies.

        The Company is subject to taxation in many jurisdictions, and the final determination of its tax liabilities involves the interpretation of the statutes and requirements of various domestic and foreign taxing authorities. Foreign income tax returns of foreign subsidiaries are subject to examination by foreign tax authorities. In the opinion of management, any provision ultimately determined to be required as a result of such examinations or assessments will not be material to the Company's financial position or operations.

        To date, the Company has not incurred material currency fluctuation and, currently has not entered into any currency hedges to protect it from such losses. During the year ended December 31, 1995, the Company realized currency gains of $888,000.

        RISKS IN CONTRACT DRILLING. The Company's operations are subject to the many hazards inherent in the drilling business, including blowouts, cratering, fires and collisions. These hazards could cause personal injury and loss of life, suspend drilling operations or seriously damage or destroy the property and equipment involved and, in addition to environmental damage, could cause damage to producing formations and surrounding areas. Although the Company maintains insurance against many of these hazards, the Company does not have casualty or other insurance with respect to the rigs themselves, and such other insurance is subject to substantial deductibles and provides for premium adjustments based on claims. Certain other matters are also excluded from coverage, such as loss of earnings on certain rigs.

        INSURANCE. The Company believes that it is adequately insured against normal and foreseeable risks in its operations in accordance with industry standards; however, such insurance may not be adequate to protect the Company against liability from all consequences of well disasters, extensive fire damage or damage to the environment. The Company maintains appropriate insurance with respect to workers' compensation liability. The contract drilling industry's level of workers' compensation costs has increased over the past few years and constitutes a substantial portion of the Company's direct labor operating costs. The Company does not carry business interruption insurance. No assurance can be given that the Company will be able to maintain adequate insurance in the future at rates which are commercially reasonable.

        At March 31, 1994, American Premier, formerly named the Penn Central Corporation, was the owner of 20,690,105 unregistered shares, 53.5%, of the Company's outstanding common stock. In June 1994, Norex, a wholly-owned subsidiary of Norex America, Inc. ("Norex America"), completed the purchase of all shares of the Company Common Stock owned by American Premier. Shortly thereafter and in accordance with regulatory filings made at the time of the purchase transaction, Norex reduced its ownership to 18,730,105 shares, or less than 50% of the outstanding shares of the Company's common stock. In October 1995, Norex transferred 8,300,000 shares to Pronor. Norex America beneficially owns approximately 47% of Pronor.

        Prior to June 2, 1994, certain of the Company's insurance coverage, including workers' compensation and excess liability coverage, was arranged by American Premier as part of a program which American Premier provided to its subsidiaries. Subsequent to the sale of the Company Common Stock by American Premier to Norex, the Company has obtained workers' compensation, excess liability coverage and certain other insurance from other sources. The Company and American Premier entered into an agreement pursuant to which the Company agreed to reimburse American Premier for all amounts advanced by American Premier from time to time on behalf of the Company in connection with American Premier's administration of the Company's workers' compensation and certain other insurance programs for the periods between July 20, 1989 and the closing of the sale of Company Common Stock by American Premier to Norex. The amounts reimbursable to American Premier at December 31, 1995 and December 31, 1994 relating to this program were $1,900,000, and $1,229,000, respectively.

        DRILLING AND WORKOVER EQUIPMENT. For information regarding the Company's drilling and workover equipment, see "Business of the Company - Contract Drilling and Workover."

        FACILITIES. The Company leases its principal executive office in Houston, Texas, for approximately $9,000 per month pursuant to a lease extending through November 1996. In addition, the Company owns field locations in Fillmore, Louisiana; Mt. Pleasant, Michigan; Glendive, Montana; Midvale, Ohio; Woodward and Oklahoma City, Oklahoma; and Edinburg, Houston and Midland, Texas.

LITIGATION

        The Company is involved in litigation incidental to the conduct of its business, none of which it believes is, individually or in the aggregate, material to its financial condition.

        The Company is proceeding against Charleston Industries, Inc. ("Charleston"), who was a 50 percent partner in a joint venture, to recover Charleston's respective portion of a $1,800,000 settlement paid by the Company in previously concluded litigation (in which Charleston was a co-defendant). A judgment has been rendered in favor of the Company against Charleston in the state of Oklahoma. Charleston filed for protection under the United States Bankruptcy Act and the Company has filed a claim against Charleston in bankruptcy court. The future recovery of the Company's claim, and the term of recovery, is uncertain.

                                THE RIG COMPANIES

        RTO is a privately owned company based in Oklahoma City, Oklahoma. RTO owns partial interests in 10 of the Merger Rigs. LRAC is a privately owned Delaware corporation based in Dallas, Texas. LRAC owns whole or partial interests in all of the Merger Rigs. The sole shareholder of RTO is Roy T. Oliver, Jr. and the principal shareholders of LRAC are corporations and partnerships owned or controlled by Mike L. Mullen. Messrs. Mullen and Oliver have been active participants in the used oil field service equipment market for over 15 years.

        The Merger Rigs are all electric (SCR) rigs which are capable of drilling to depths of 20,000 feet or greater and include five 3,000 horsepower and nine 2,000 horsepower rigs. The Merger Rigs have been held in stacked mode in locations in Texas, Oklahoma and Wyoming, in some cases for extended periods of time. The Company believes that the Merger Rigs are generally in good condition but would require refurbishment and drill pipe and related equipment to be put back into domestic service, and, in certain cases, extensive modification to be put into international service. The Company estimates that it would need to spend between $400,000 and $750,000 per rig to place this fleet in "drill ready" condition for domestic service and a minimum of $750,000 per rig for international service. To be placed in service, each rig would also require a 12,000 to 30,000 foot string of drill pipe (with collars) at an estimated cost of approximately $30 per foot.

        The following table describes the Merger Rigs:

                                                                                   YEAR BUILT/
MANUFACTURER AND MODEL                       RATED DEPTH    LOCATION               REBUILT
- - - - ----------------------                       -----------    --------               -----------
3,000 HP DRILLING RIGS
  National 1625DE, S/N T-2939                30,000 feet    Oklahoma City          1980-1981
  National 1625DE, S/N T-3039                30,000 feet    Oklahoma City          1980-1981
  National 1625DE, S/N 7-2952                30,000 feet    Fort Stockton, TX      1980-1981
  Oilwell E-3000 S/N H46-101                 30,000 feet    Oklahoma City          1981
  Continental Emsco C-3, Type II S/N 90      30,000 feet    Oklahoma City          1981

2,000 HP DRILLING RIGS

                                      -63-
  National 132OUE, S/N T-2801                25,000 feet    Lysite, WY             1979
  National 132OUE, S/N 1167N                 25,000 feet    Houston, TX            1981
  National 132OUE, S/N 78                    25,000 feet    Oklahoma City          1981
  Oilwell E-2000, S/N H47-169UK              25,000 feet    Oklahoma City          1982
  Oilwell E-2000, S/N H47-199UK              25,000 feet    Oklahoma City          1982
  Oilwell E-2000, S/N H47-128UK              25,000 feet    Houston, TX            1981
  Oilwell E-2000, S/N H47-134UK              25,000 feet    Oklahoma City          1981
  Oilwell E-2000, S/N H47-160UK              25,000 feet    Oklahoma City          1981-1982
  Continental-Emsco C2 Type II, S/N87        25,000 feet    Oklahoma City          1981

1,500 HP DRILLING RIG
  National 110UE, S/N 1103N                  25,000 feet    Oklahoma City          1981

1,400 HP DRILLING RIGS
  Midcontinent 914EC, S/N 147C               20,000 feet    Oklahoma City          1981

1,000 HP AND UNDER DRILLING RIGS
  Continental-Emsco D-3, S/N57               20,000 feet    Duncan, OK             1982
  Continental-Emsco D-3, S/N66               20,000 feet    Oklahoma City          1982

        The historical financial statements of RTO are not included herein because the historical operations of RTO are inconsistent and not comparable with the future anticipated operations of the Company. The historical financial statements of LRAC are not included herein because LRAC was created early in 1996 in anticipation of the consummation of the Mergers and, accordingly, has no historical operations.

                                    SOMERSET

        Somerset Investment Corp. is a Texas corporation which has been recently formed to receive a $25,000,000 capital contribution from the Somerset Shareholders and to participate in the Somerset Merger, for which the Somerset Shareholders have secured the financing.

        The historical financial statements of Somerset are not included herein because Somerset was created early in April of 1996 for the sole purpose of the consummation of the Mergers. Somerset has no historical operations and its sole asset at the Closing Date will be $25 million in cash.

                                     ELECTION OF DIRECTORS

GENERAL INFORMATION

        Five directors are proposed to be elected at the Annual Meeting, only one of which, Ivar Siem, is currently a director of the Company. Each director will serve until the next annual meeting of shareholders or until his successor is elected and has qualified. The Board of Directors currently consists of five directors.

        The persons named in the accompanying proxy may act with discretionary authority to vote for a new management nominee should any nominee named in this Proxy Statement become unavailable for election, although management is unaware of any circumstances likely to render any nominee unavailable for election. Unless the shareholder has specified otherwise, the persons named in the accompanying proxy will vote such shareholder's shares of Company Common Stock in favor of the nominees listed below.

RECOMMENDATION OF THE BOARD OF DIRECTORS

        THE BOARD OF DIRECTORS BELIEVES THAT THE ELECTION OF THE PERSONS LISTED BELOW AS DIRECTORS OF THE COMPANY IS IN THE BEST INTEREST OF THE COMPANY AND THE SHAREHOLDERS. THE BOARD OF DIRECTORS THEREFORE RECOMMENDS A FOR VOTE FOR THE NOMINEES AND IT IS INTENDED THAT THE PROXIES NOT MARKED TO THE CONTRARY WILL BE SO VOTED.

        The Articles of Incorporation of the Company do not permit cumulative voting. A plurality of the votes of the holders of the outstanding shares of Company Common Stock represented at a meeting at which a quorum is present may elect directors.

DIRECTORS AND NOMINEES FOR DIRECTOR

        The following table sets forth certain information regarding the current members of and nominees for the Board of Directors.

                                                                     YEAR FIRST
                                                                      BECAME A
NAME                AGE        POSITION WITH COMPANY                  DIRECTOR
- - - - ----                ---        ---------------------                 ----------
Ivar Siem           50         Chairman of the Board, President         1995
                                 and Chief Executive Officer
Roy T. Oliver       43         Director Nominee                          --
Steven A. Webster   44         Director Nominee                          --
William R. Ziegler  54         Director Nominee                          --
Peter M. Holt       48         Director Nominee                          --
Douglas Y. Bech     50         Director (not standing for reelection)   1994
Michael J. Delouche 39         Director (not standing for reelection)   1994
William C. Walker   72         Director (not standing for reelection)   1992

        IVAR SIEM has been Chairman since August 8, 1995, and President and Chief Executive Officer since April 12, 1996. He has been an international consultant in energy, technology and finance since 1985. He is a member of the Board of Directors of several privately held and publicly traded companies, including; Chairman of Blue Dolphin Energy Company, an oil and gas pipeline and exploration company, since 1992; Director of Norex America, a company with certain investments in the oil and gas, cruise and shipping industries, since 1992; and Director of DSND ASA, a Norwegian service company which operates specialty vessels and provides subsea engineering services, since 1993. Norex America is an affiliate of the Company by reason of its beneficial ownership of 26.97% of the Company Common Stock through its wholly owned subsidiary, Norex. Also, Norex America owns 47% of Pronor, which owns 21.46% of the Company Common Stock. See "Security Ownership of Certain Beneficial Owners and Management."

        ROY T. OLIVER, JR. has been the Chairman and Chief Executive Officer of USRE, a worldwide supplier of drilling equipment, since its organization in 1980.

        STEVEN A. WEBSTER has been the Chairman, Chief Executive Officer and Treasurer of Falcon Drilling Company, Inc., a marine oil and gas drilling contractor, since its organization in 1991. He serves as a director of Crown Resources Corporation (a mining company) and as trust manager of Camden Property Trust and is a managing member of SDA and a general partner of SCP.

        WILLIAM R. ZIEGLER has been a partner of the law firm of Parson & Brown since May 1994. Prior to that time he was a partner in the law firm of Whitman Breed Abbott & Morgan and a predecessor firm for over five years. Mr. Ziegler is a director of Falcon Drilling Company, Inc., a partner of SCP and a managing member of SDA. See "Certain Relationships and Related Transactions."

        PETER M. HOLT has been the President, Chief Executive Officer and principal owner of the Holt Companies, comprised of two Caterpillar dealerships in central/south Texas and western Ohio and various other business interests.

        DOUGLAS Y. BECH has been a partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, L.L.P., Houston, Texas since October 1994. From May 1993 to July 1994, Mr. Bech was a partner in the law firm of Gardere & Wynne, L.L.P., Houston, Texas and from 1977 to May of 1993, he was a partner in the law firm of Andrews & Kurth, L.L.P., Houston, Texas. Mr Bech currently serves as a director of Pride Refining, Inc., the managing general partner of Pride Companies, L.P., an oil refining company, and Wainoco Oil Corporation, an oil and gas production and oil refining company.

        MICHAEL J. DELOUCHE has served on a contractual basis in the Controllership function of Norex America, Inc. and Norex Drilling, Ltd. since 1991. For two years prior to such time, Mr. Delouche was a Manager with KPMG Peat Marwick.

        WILLIAM C. WALKER has been an independent management consultant since 1985 and served as President of Loffland Brothers Company until his retirement in 1989. Mr. Walker currently also serves as a director of Aztec Manufacturing Company, a privately held oilfield equipment company.

        The Board of Directors met five times during the year ended December 31, 1995 and acted one time by written consent.

EXECUTIVE OFFICERS

        Set forth below is certain information concerning the executive officers of the Company.

NAME                    AGE                POSITION WITH COMPANY
- - - - ----                    ---                ---------------------
Ivar Siem               50      Chairman of the Board, President and Chief
                                  Executive Officer

Terrell L. Sadler       47      Vice President - Domestic Drilling

Michael Parrish         52      Chief Operating Officer - International
                                  Operations

James R. Bigard         66      Sr. Vice President - Operations

William G. Poplin       61      Sr. Vice President, Sales and Marketing

Thomas L. Easley        50      Treasurer

Bill R. Merchant        52      Assistant Treasurer and Secretary

David W.  Wehlmann      37      Vice President and Controller

        TERRELL L. SADLER joined the Company in 1989 as the Ark-La-Tx District Manager and became Vice President - Domestic Drilling in 1996.

        MICHAEL PARRISH joined the company in June 1995 as Chief Operating Officer of International Operations. From 1993 through 1995 he was Vice President - Incentive Drilling for Santa Fe International Corporation having responsibility for worldwide development of international land and marine incentive drilling operations. From 1968 through 1992 he was involved in international land and marine contract drilling management responsibilities as Executive Vice President of Sedco Forex.

        JAMES R. BIGARD joined the Company in 1990 as Vice President. Mr. Bigard has spent more than 45 years directly involved in the oil and gas drilling industry. Mr. Bigard is a director of Isabella Bank & Trust, the Michigan Oil and Gas Association and the International Association of Drilling Contractors.

        WILLIAM G. POPLIN joined the Company in November 1990 as Vice President and has been Vice President of Sales and Marketing since 1994. He has also served as President of DI International, Inc., a wholly-owned subsidiary of the Company, since 1992.

        THOMAS L. EASLEY joined the Company in May 1995 as Vice President and Chief Financial Officer. He became Treasurer and ceased to be Vice President and Chief Financial Officer in July, 1996. From 1992 through April 1995 he was Vice President and Chief Financial Officer of Huthnance International, Inc. From 1984 through 1991, he served as Vice President and Chief Financial Officer of Granada Foods Corporation and Granada Biosciences, Inc.

        BILL R. MERCHANT joined the Company in 1986 as Chief Accounting officer and was Treasurer of the Company from 1990 to July, 1996. He has been Secretary of the Company since 1994 and became Assistant Treasurer in July, 1996.

        DAVID W. WEHLMANN joined the Company in July 1996 as Vice President and Controller. From November 1994 until he joined the Company, Mr. Wehlmann was Vice President and Chief Accounting Officer of EnerVest Management Company, L.C., a privately held oil and gas property acquisition and management company. Mr. Wehlmann was Controller of Convest Energy Corporation from April 1991 to November 1994. Convest Energy Corporation is a publicly held oil and gas exploration and production company.

COMPENSATION OF DIRECTORS

        Non-employee directors are entitled to a fee of $1,000 for each meeting attended and are reimbursed for travel and related expenses incurred in connection therewith.

        The Company's 1987 Director Plan currently reserves 250,000 shares of Company Common Stock for issuance upon the exercise of options. The 1987 Director Plan was adopted to further the growth, development and financial success of the Company by focusing the attention of the participants toward improving the Company's consolidated long-range performance by affording participants an opportunity to acquire a proprietary interest in the Company. The 1987 Director Plan is administered by the Stock Option Committee and eligibility is limited to persons who are elected and serve as directors of the Company and who are not officers or employees of the Company. All determinations of the Stock Option Committee are made by a quorum of Stock Option Committee members. Under the 1987 Director Plan, options to purchase 15,000 shares are awarded to each non-employee director upon initial election or appointment to the Board.

        The Company maintains directors' and officers' liability insurance and its Bylaws provide for mandatory indemnification of directors and officers to the fullest extent permitted by Texas law.

COMPENSATION OF EXECUTIVE OFFICERS

        SUMMARY COMPENSATION TABLE. The following table reflects the aggregate cash compensation paid to the Chief Executive Officer of the Company and to each of the Company's executive officers whose compensation exceeded $100,000 for services rendered during the fiscal year ended December 31, 1995:

                                      -67-

                                             ANNUAL COMPENSATION               LONG TERM COMPENSATION
                                      ----------------------------------  --------------------------------
                                                                                 AWARDS          PAYOUTS
                                                                          --------------------  ----------
                                                               OTHER      RESTRICTED
                                                               ANNUAL       STOCK     OPTIONS/    LTIP          ALL OTHER
                             YEAR     SALARY($)   BONUS($)  COMPENSATION  AWARD(S)($)  SARs(#)  PAYOUTS($)  COMPENSATION($)(3)
                             ----     ---------   --------  ------------  -----------  -------  ----------  ------------------
Max M. Dillard               1995      $212,180    $-0-        $-0-          $-0-       -0-       $-0-           $4,244
  President and Chief
  Executive Officer (2)      1994(4)   $155,500     -0-         -0-           -0-       -0-        -0-            3,111
                             1994(5)   $201,667     -0-         -0-           -0-       -0-        -0-            4,033
                             1993(5)   $189,000     -0-         -0-           -0-       -0-        -0-            3,780

- - - - ------------
(1) No executive officer of the Company, other than the Chief Executive Officer, earned an aggregate salary and bonus of more than $100,000 during the period indicated.

(2) Mr. Dillard resigned as President and Chief Executive Officer on April 9, 1996.

(3) Consists of amounts contributed by the Company to match a portion of Mr. Dillard's contributions under the Company's 401(k) Savings Incentive Plan.

(4)     For the nine-month transition period ended December 31.

(5)     For the fiscal year ended March 31.

        EMPLOYMENT AGREEMENTS. The Company and Mr. Dillard were parties to an employment agreement. Mr. Dillard's employment as President and Chief Executive Officer of the Company terminated on April 9, 1996. The Company believes that, pursuant to such employment agreement, Mr. Dillard is entitled to severance in the form of a salary continuation payments equal to 24 months of his salary and benefits. Mr. Dillard contends that he is entitled to severance in the form of salary continuation payments equal to 48 months. The resolution of this dispute is uncertain. The Company filed suit on August 28, 1996, seeking declaratory judgement to interpret the terms of Mr. Dillard's employment agreement.

        A management fee of $10,000 per month has been billed to and accrued by the Company for Mr. Siem's services to the Company starting July 1995, which fee will be paid as the Company's cash flow permits.

        OPTION/SAR GRANTS TABLE. There were no stock options or stock appreciation rights ("SAR") granted to the Chief Executive Officer during 1995.

        AGGREGATE OPTION/SAR EXERCISES IN 1995 AND YEAR-END OPTION/SAR VALUES. There were no options exercised during 1995 and, other than the Dillard Option, there were no unexercised options granted to the Chief Executive Officer outstanding at December 31, 1995. Pursuant to a Stock Option Agreement dated September 4, 1987, Mr. Dillard was granted an option under the 1982 Stock Option and Long-Term Incentive Plan for Key Employees to purchase up to 1,000,000 shares of the Company Common Stock. The Company believes that the Dillard Option terminated upon the termination of Mr. Dillard's employment on April 9, 1996. Mr. Dillard contends that the Dillard Option has not terminated and remains in effect. The resolution of this dispute regarding the validity of the Dillard Option is uncertain.

BOARD COMMITTEES

        The Board of Directors has appointed from among its members three standing committees of the Board, the Compensation Committee, the Stock Option Committee and the Audit Committee.

        The Audit Committee is composed of Messrs. Bech and Delouche. The principal functions of the Audit Committee include overseeing the performance and reviewing the scope of the audit function of the Company's independent auditors. The Audit Committee also is to review, among other things, audit plans and procedures, the Company's policies with respect to conflicts of interest and the prohibition of the use of corporate funds or assets for improper purposes, changes in accounting policies and the use of independent auditors for non-audit services.

        The Compensation Committee and the Stock Option Committee are described below. See "Election of Directors - Report of the Compensation Committee and Stock Option Committee on Executive Compensation."

        The Board of Directors has not formed a Nominating Committee and all nominations are made by the Board of Directors as a whole.

REPORT OF THE COMPENSATION COMMITTEE AND STOCK OPTION COMMITTEE ON EXECUTIVE COMPENSATION

        At varying times during 1995, the Compensation Committee and the Stock Option Committee consisted of C. Wayne Nance, Hamilton Robinson, Jr., Michael J. Delouche and William C. Walker, all of whom were "disinterested" for purposes of Rule 16b-3 under the Securities Exchange Act of 1934. The Compensation Committee is responsible for reviewing the performance of management and making decisions regarding executive compensation, which decisions are reported to the full Board of Directors. Decisions regarding grants under the Company's 1982 Employee Plan (as defined hereinafter) are made solely by the Stock Option Committee in order to satisfy the Rule 16b-3 requirement of disinterested administration of such Plan. Such decisions are reported by the Stock Option Committee to the Compensation Committee and to the full Board of Directors. Messrs. Nance and Robinson resigned from the Board of Directors on August 14, 1995, and November 15, 1995, respectively. Mr. Delouche was elected to the Compensation Committee and the Stock Option Committee on November 15, 1995.

COMPENSATION OF EXECUTIVE OFFICERS

        The objective of the Compensation Committee and the Stock Option Committee is to provide executive compensation programs to attract employees and retain qualified individuals. To achieve this objective, the Compensation Committee and the Stock Option Committee endeavor to maintain an appropriate relationship between executive pay and the operational and financial results of the Company, while at the same time attracting and retaining key executives, particularly in a period of continuation of relatively depressed conditions in the oil and gas land drilling industry.

        The executive compensation administered by the Compensation Committee and the Stock Option Committee presently consists of annual base salary and stock option grants. Under this system, a significant portion of an executive's compensation is linked to the Company's performance. Although the Company does not have a formal annual incentive bonus program and did not award any bonuses to the executive officers during 1995, the Compensation Committee has the authority to approve bonuses or, subject to the approval of the full Board, to adopt a formal annual incentive bonus program should the Compensation Committee deem such actions to be warranted by the Company's performance.

        Annual Base Salaries. Based on currently available public information, the Compensation Committee believes that the base salaries and the total annual cash compensation of the Company's executive officers are lower than the average for the executive officers of its "peer group" identified in the Stock Performance Graph which follows this report. The Compensation Committee, at its meeting in November 1995, limited executive officers' salary increases to a 3.0% cost-of-living adjustment effective November 1, 1995. In the opinion of the Compensation Committee, these salary adjustments were necessary for the Company to retain key personnel.

        Stock Option Grants. Employee stock options represent an important component of the performance-based part of the Company's compensation system. By providing executives with a long-term incentive, stock options directly align their interests with those of the Company's shareholders. Such incentives can be particularly important to the retention and motivation of key personnel in periods when industry conditions and the Company's performance would not warrant significant merit increases in base salary or annual incentive bonuses. Stock options under the 1982 Employee Plan are granted at exercise prices equal to the fair market value of the Company's stock on the date of grant, become exercisable in 20% increments over a five-year period and have a ten-year term.

        During 1995, the Stock Option Committee granted to executive officers of the Company options to acquire an aggregate of 71,000 shares of the Company Common Stock. Such grants were awarded in amounts deemed by the Stock Option Committee to be commensurate with the respective positions of such executives and their ability to positively impact the Company's performance. The grants were viewed by the Stock Option Committee as important to the motivation and retention of the key personnel who received them.

COMPENSATION OF CHIEF EXECUTIVE OFFICER

        The Compensation Committee did not increase Mr. Dillard's $212,180 annual base salary in 1995.

        During 1989, Mr. Dillard was granted an option under the 1982 Employee Plan to acquire an aggregate of one million shares of the Company Common Stock. These options expired upon Mr. Dillard's resignation.

        Section 162(m) of the Internal Revenue Code of 1986, as amended, disallows a corporation's deduction for remuneration, paid to its chief executive officer and its four other highest compensated officers in excess of $1 million per person. As neither the Company's Chief Executive Officer nor any of its other officers has received remuneration in excess of such limitation in 1995 or is anticipated to receive remuneration in excess of such limitation in 1996, the Compensation Committee has deferred making any recommendation to the Board as to what policy the Company should adopt with respect to remuneration of the executive officers of the Company in excess of such limitation, until such times as it appears that such limitation may be exceeded.

Compensation Committee:    William C. Walker
                           Michael J. Delouche

Stock Option Committee:    William C. Walker
                           Michael J. Delouche

STOCK PERFORMANCE GRAPH

        The following performance graph compares the performance of the Company Common Stock to the American Stock Exchange Market Value Index and to a Company-determined Industry Peer Group index. The Industry Peer Group, unlike the Company, derives a large percentage of its revenue from foreign operations or oil and gas production, and is comprised of the following land drilling companies: Energy Service Company, Inc.; Nabors Industries, Inc.; Noble Drilling Corporation; Parker Drilling Company;

Tucker Drilling Company; and Unit Corporation. The graph assumes that $100 was invested on December 31, 1990 in the Company Common Stock in each index and that all dividends were reinvested. The Company has not declared any dividends during the period covered by this graph.

                    COMPARISON OF FIVE YEAR CUMULATIVE RETURN
               AMONG DI INDUSTRIES, INC., AMERICAN STOCK EXCHANGE
                   MARKET VALUE INDEX, AND COMPANY-DETERMINED
                               INDUSTRY PEER GROUP

                 [LINEAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

                                                Calendar Year
                              -------------------------------------------------
                              1990     1991     1992     1993     1994     1995
                              ----     ----     ----     ----     ----     ----
DI Industries, Inc. ......   100.00    54.55    63.64    68.18    54.55    54.55
Industry Peer Group ......   100.00    76.27    74.67   114.99    94.73   153.62
AMEX Broad Market ........   100.00   123.17   124.86   148.34   131.04   168.90

        This graph depicts the past performance of the Company's Common Stock and in no way should be used to predict future performance. The Company does not make or endorse any predictions as to future share performance.

        The foregoing price performance comparisons shall not be deemed incorporated by reference by any general statement incorporating by reference this Proxy Statement into any filing under the Securities Act or under the Exchange Act, except to the extent that the Company specifically incorporates this graph by reference, and shall not otherwise be deemed filed under such Acts.

SECTION 16(A) COMPLIANCE

        Pursuant to Section 16(a) of the Exchange Act and Commission Regulations, the Company's directors, executive officers, and shareholders who own more than ten percent of the Company Common Stock, are required to file reports of stock ownership and changes in ownership with the Commission and the AMEX and to furnish the Company with copies of all such reports they file.

        Based on its review of such reports from reporting persons, the Company believes that during 1995 all filing requirements applicable to its directors, executive officers and greater than 10 percent shareholders were complied with except as follows: Form 4 filings covering grants of stock options in November 1994 and November 1995 due December 10, 1994 and 1995, respectively, to Mr. Merchant were filed on February 3, 1995 and February 8, 1996, respectively, Form 4 filings covering grants of stock options in November 1994 and November 1995 due December 10, 1994 and 1995, respectively, to Mr. Poplin were filed on

February 3, 1995 and February 9, 1996, respectively, and a Form 4 filing covering a grant of stock options to Mr. Easley in May, 1995 due June 10, 1995 was filed on June 12, 1995.

                        APPROVAL OF THE STOCK OPTION PLAN

        Effective July 29, 1996, the Board of Directors approved the Company's 1996 Employee Stock Option Plan, conditioned upon approval by the Shareholders. The Stock Option Plan authorizes the granting of (i) incentive stock options ("ISOs"), as defined in Section 422 of the Code and (ii) other nonqualified stock options ("NQSOs"). The purpose of the Stock Option Plan is to secure for the Company and the Shareholders the benefits that flow from providing certain employees with the incentive to further the business of the Company inherent in ownership of the Company Common Stock.

        The Company also maintains the 1982 Stock Option and Long-Term Incentive Plan for Key Employees (the "1982 Employee Plan") and the 1987 Stock Option Plan for Non-Employee Directors (the "1987 Director Plan"). See "Description of the Capital Stock of the Company - Stock Option Plans."

        The following is a brief summary of the material provisions of the Stock Option Plan. This summary is qualified in its entirety by reference to the full text of the Stock Option Plan, a copy of which is included herewith as Appendix C and made a part hereof.

SUMMARY OF THE STOCK OPTION PLAN

        The Stock Option Plan provides for the granting of options to purchase a total of not more than 7,000,000 shares of Company Common Stock, which shares have been reserved for issuance under the Stock Option Plan. Shares to be issued under the Stock Option Plan are to be issued by the Company from its authorized but unissued shares of Company Common Stock. All options to be granted under the Stock Option Plan are conditioned upon the approval of the Stock Option Plan by the Shareholders and no further options will be granted if such approval is not received. Any options granted prior to the Annual Meeting will be subject to possible rescission if such approval is not received.

        The Stock Option Plan is administered by a Stock Option Committee (the "Committee"), which is required to consist of two or more persons who are disinterested persons within the meaning of Rule 16b-3 promulgated under the Securities Exchange Act of 1934. The Committee has complete discretion in granting options under the Stock Option Plan. The Board of Directors may from time to time alter, amend, suspend or discontinue the Stock Option Plan and make rules for its administration. The Stock Option Plan will automatically terminate effective July 29, 2006.

        Options may be granted under the Stock Option Plan for terms up to but not exceeding 10 years from the date of grant. No ISO may be granted under the Stock Option Plan to an individual who is not an employee of the Company. Additionally, no ISO may be granted under the Stock Option Plan to an employee who, immediately before such option is granted, owns (or is deemed by the Code to own) stock possessing more than 10% of the total combined voting power of all classes of stock of the Company unless such option is not exercisable after the expiration of five years from the date that the option is granted. The aggregate fair market value (determined at the time an option is granted) of the Company Common Stock with respect to which ISOs are exercisable for the first time by any employee in any calendar year (under all plans of the Company) may not exceed $100,000. The purchase price per share of Company Common Stock purchasable under options granted pursuant to the Stock Option Plan will be determined by the Committee but, in the case of ISOs, may not be less than 100% of the fair market value of a share of Company Common Stock at the time the ISOs are granted; provided, however, that such option price per share of Company Common Stock purchasable under an ISO granted to an employee who, immediately before such ISO is granted, owns stock possessing more than 10% of the total combined voting power of all classes of stock of the Company may not be less than 110% of the fair market value at the time the ISO is granted. Options granted under the Stock Option Plan may not be transferable or assignable in any form or fashion, other than by will or by the laws of decent and distribution, and each option may be exercised, during the lifetime of the employee receiving such option, only by that employee.

FEDERAL INCOME TAX CONSEQUENCES

        The following is a summary of the current Federal income tax rules related to the grant and exercise of ISOs and NQSOs, based on the current provisions of the Code and the existing regulations thereunder.

        A grantee of an ISO does not recognize taxable income either on the date of grant or on the date of exercise. Upon the exercise of the ISO, however, the difference between the fair market value of the Company Common Stock received and the option price may be subject to the alternative minimum tax. Upon disposition of shares of Company Common Stock acquired from the exercise of an ISO, long-term capital gain or loss is generally recognized in an amount equal to the difference between the amount realized on the sale or disposition and the exercise price. If the grantee disposes of the shares of Company Common Stock within two years of the date of grant or within one year of the date of exercise, however, the grantee will recognize ordinary income equal to the lesser of (i) the amount realized at the disposition, or (ii) the difference between the fair market value of the shares of Company Common Stock received on the date of exercise and the exercise price. Any remaining gain or loss is treated as short-term or long-term capital gain or loss, depending on the period of time the shares are held. The Company is not entitled to a tax deduction upon either exercise of an ISO or disposition of shares of Company Common Stock acquired pursuant to such exercise, except to the extent that a grantee recognizes ordinary income in the disposition of such shares.

        A grantee of a NQSO will not recognize taxable income upon the grant of the option. Upon a grantee's exercise of a NQSO, (1) the grantee will recognize ordinary income in an amount equal to the difference between the exercise price of the shares purchased pursuant to the NQSO and their fair market value on the exercise date, and (2) the Company will be entitled to a tax deduction in an amount equal to such difference.

BOARD RECOMMENDATION

        The affirmative vote of a majority of the outstanding shares of the Company Common Stock represented at a meeting at which a quorum is present is required for approval of the Stock Option Plan. THE BOARD OF DIRECTORS HAS APPROVED THE STOCK OPTION PLAN AND BELIEVES IT IS ADVISABLE AND IN THE BEST INTERESTS OF THE COMPANY AND THE SHAREHOLDERS TO ADOPT SUCH PLAN. ACCORDINGLY, THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS VOTE FOR THE STOCK OPTION PLAN.

                    SECURITY OWNERSHIP OF CERTAIN BENEFICIAL
                              OWNERS AND MANAGEMENT

        As indicated below, the directors and certain principal shareholders beneficially own in the aggregate 18,891,405 shares, or 48.6%, of the Company Common Stock outstanding as of July 15, 1996.

        The following table reflects the beneficial ownership of the Company Common Stock as of July 15, 1996 and on a pro forma basis (assuming the Cash Options are not exercised) with respect to (i) all persons known by the Company to be the beneficial owner of more than five percent of the Company Common Stock, (ii) directors and nominees for director of the Company and (iii) directors and officers of the Company as a group:

                                 As of July 15, 1996            Pro Forma
                               ----------------------   ------------------------
Name and Address of Beneficial  Number        Percent    Number         Percent
Owner, Identity of Group       of Shares     of Class   of Shares       of Class
- - - - ------------------------------ ---------     --------   ---------       --------
Norex America, Inc.           10,430,105(1)   26.86%   10,430,105(1)      8.85%
P.O. Box HM 429
Hamilton, HM,  BX, Bermuda

Pronor Holdings Ltd.           8,300,000(1)    21.37%   8,300,000(1)      7.04%
% Morgan and Morgan Trust
Corp.
Road Town, Pasca Estate
Tortola, British Virgin Islands

Somerset Capital Partners            --          *     39,535,578(2)     33.53%
69 Delaware Avenue
Buffalo, New York 14202

Mike L. Mullen                       --          *     18,830,359(3)     15.97%
8411 Preston Road, Suite 730-LB2
Dallas, Texas 75225

Directors (3)
        Douglas Y. Bech           7,200(4)       *          7,200(4)       *
        Ivar Siem            10,433,105(4)(5)  26.86%  10,433,105(4)(5)   8.85%
        William C. Walker        10,300(4)       *         10,300(4)       *

Director Nominees
        Roy T. Oliver, Jr.                             14,464,031(6)     12.27%
        William R. Ziegler        5,000          *     39,540,578(7)     33.54%
        Steven A. Webster                              39,535,578(8)     33.53%

Directors and Executive
  Officers as a group
  (11 persons)               10,596,905(9)     27.16%  64,584,014(10)    54.71%
- - - - ------------
 *    Indicates less than one percent.

(1) Norex America, through its wholly owned subsidiary, Norex, owns 10,430,105 shares of the Company. Norex America owns a beneficial interest of approximately 47% of Pronor, which owns 8,300,000 shares of the Company. Both Pronor and Norex disclaim control and beneficial ownership of each other. See Note (5) below regarding Mr. Ivar Siem's beneficial ownership of Norex America.

(2) Includes 9,488,539 shares owned directly by SCP, as well as 30,047,039 shares owned by SDA, which is controlled by SCP. The Series A Preferred Stock is currently convertible into 720,000 shares of Company Common Stock. Upon such conversion, SDA and SCP would have the right under the Somerset Shadow Warrants to immediately purchase up to 720,000 shares of Company Common Stock, resulting in SCP beneficially owning 40,867,578 shares of Company Common Stock. Messrs. Ziegler and Webster are general partners of SCP, which is the managing member of SDA. Therefore, both Messrs. Ziegler and Webster are deemed to beneficially own SCP's shares.

(3) Includes 15,204,107 shares beneficially owned by EER, and 3,626,252 shares beneficially owned by GCT, both of which are controlled by Mullen. The Series A Preferred Stock is currently convertible into 720,000 shares of Company Common Stock. Upon such conversion, EER and GCT would have the right under the Rig Shadow Warrants to purchase up to 342,928 shares of Company Common Stock, resulting in Mullen beneficially owning 19,173,287 shares of Company Common Stock.

(4) Includes the following shares that may be purchased upon the exercise of options granted under the Company's 1987 Stock Option Plan for Non-Employee Directors that are currently exercisable or that will become exercisable within 60 days: 6,000 for Mr. Bech; 3,000 for Mr. Siem; and 9,300 for Mr. Walker. The directors of the Company and director nominees who are not listed do not own a beneficial interest in any shares of Common Stock.

(5) Includes 3,000 shares pursuant to exercisable stock options referred to in Note (4) and 10,430,105 shares of Company Common Stock owned by Norex and beneficially owned by Norex America. Mr. Siem is one of five potential beneficiaries in a trust which controls Norex America.

(6) Includes 11,357,385 shares of Company Common Stock owned directly by Mr. Oliver, as well as 3,106,646 shares beneficially owned by USRE, which is wholly-owned and controlled by Mr. Oliver. The Series A Preferred Stock is currently convertible into 720,000 shares of Company Common Stock. Upon such conversion, Mr. Oliver and USRE would have the right under the Rig Shadow Warrants to purchase up to 263,411 shares of Company Common Stock, resulting in Mullen beneficially owning 14,727,442 shares of Company Common Stock.

(7) Includes 5,000 shares of Company Common Stock owned directly by Mr. Ziegler, as well as 39,535,578 shares beneficially owned by SCP, of which Mr. Ziegler is a general partner.

(8) Includes 39,535,578 shares beneficially owned by SCP, of which Mr. Webster is a general partner.

(9) Includes shares owned directly or beneficially by the current directors and executive officers, and includes 164,500 shares that may be purchased upon the exercise of options granted under the 1982 Employee Plan and the 1987 Director Plan that are currently exercisable or that will become exercisable within 60 days.

(10) Includes shares owned directly or beneficially by the director nominees and current executive officers, and includes 149,200 shares that may be purchased upon the exercise of options granted under the 1982 Employee Plan and the 1987 Director Plan that are currently exercisable or that will become exercisable within 60 days.

                 CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

        At March 31, 1994, American Premier was the owner of 20,690,105 shares, or 53.5%, of the Company Common Stock at that time. In June 1994, Norex completed the purchase of all shares of the Company's common stock owned by American Premier. Shortly thereafter and in accordance with regulatory filings made at the time of the purchase transaction, Norex reduced its ownership to 18,730,105 shares, or 48.4%, of the outstanding shares of the Company's common stock. In October 1995, Norex transferred 8,300,000 shares to Pronor. Norex America, the parent company of Norex, beneficially owns approximately 47% of Pronor.

        Prior to June 2, 1994, the Company was included in an insurance and bonding program that American Premier provided for its subsidiaries. Under the program, American Premier paid for all of the expenses associated with the program and invoiced its subsidiaries for their proportionate shares of the program costs. The amount reimbursable to American Premier at December 31,1995 relating to this program was $1,900,000.

        During 1995, Mr. Bech was a partner in a law firm that performed legal services for the Company.

        During the fourth quarter of 1995, Norex subscribed to and paid $4,000,000 for 4,000 shares of the Series B Preferred Stock, to be issued subsequent to December 31, 1995. As of the date hereof, the Series B Preferred Stock has not been issued. During May of 1996, the Company and Norex agreed that, upon consummation of the Mergers, the Company would rescind the Subscription and refund the $4,000,000 payment made by Norex for the Subscription out of the proceeds of a $4,000,000 loan to be provided by

Norex. If the Mergers are not consummated, the Subscription will not be rescinded and the 4,000 shares of Series B Preferred Stock will be issued.

        On June 10, 1996, Norex advanced $1,000,000 to the Company, as provided for in the Merger Agreements. The loan bears interest at a rate of 12% per annum, will mature on the earlier of October 31, 1996 or the Effective Time and is secured by a pledge of certain domestic receivables of the Company. The term loan was repaid with interest on July 1, 1996.

                  PROPOSAL TO AMEND ARTICLES OF INCORPORATION:
                          SHARE AUTHORIZATION AMENDMENT
BACKGROUND

        As of July 15, 1996, there were issued and outstanding 38,836,378 shares of Company Common Stock and 90,000 shares of Series A Convertible Redeemable Preferred Stock. In addition, 2,583,000 shares of the Company Common Stock were reserved for issuance and issuable (i) pursuant to certain of the Company employee benefit plans, or (ii) upon the exercise of outstanding employee or non-employee director stock options and warrants. Up to an aggregate of approximately 79,071,156 shares will be issuable in the Mergers and another 3,440,000 shares will be potentially issuable under the Shadow Warrants. The authorized capital stock of the Company currently consists of 75,000,000 shares of the Company Common Stock and 1,000,000 shares of preferred stock. Consequently, there are not a sufficient number of shares of Company Common Stock available to permit the Company to consummate the Mergers. To permit the Company to consummate the Mergers and to provide the Company the flexibility to issue the Company Common Stock in future transactions should the Board of Directors determine it is appropriate, the Somerset Merger Agreement provides that the Articles of Incorporation of the Company shall be amended to increase the number of authorized shares of the Company Common Stock to 300,000,000 shares. Accordingly, the consummation of the Somerset Merger will automatically effect the Share Authorization Amendment. Notwithstanding this, the Board of Directors is proposing that the Share Authorization Amendment be separately approved and adopted by the Shareholders at the Annual Meeting. If the Share Authorization Amendment is separately adopted by the Shareholders, the additional shares of the Company Common Stock would be available for future issuance at the discretion of the Board of Directors in the event the Somerset Merger is not consummated without further action by the Shareholders. Any such future issuance could, depending on the circumstances of any such issuance, result in dilution of existing shareholders' interests. Although there are no pending or proposed transactions, financings or other uses currently contemplated by the Board of Directors for the issuance of the additional shares of the Company Common Stock other than as described in this Proxy Statement with respect to the Mergers and the Stock Option Plan, preliminary discussions have occurred between the Company and various third parties regarding a merger of, or acquisition by, the Company.

PROPOSED AMENDMENT

        The Board of Directors has declared it advisable and has adopted, and recommends that the Shareholders adopt the Share Authorization Amendment to revise the first sentence of Article Four of the Company's Articles of Incorporation by deleting such sentence in its entirety and substituting therefor the following:

               "The corporation shall have the authority to issue an aggregate of 301,000,000 shares, consisting of 1,000,000 shares of Preferred Stock, par value $1.00 per share ("Preferred Stock") and 300,000,000 shares of Common Stock, par value $0.10 per share ("Common Stock").

RECOMMENDATIONS AND REQUIRED AFFIRMATIVE VOTE

        The affirmative vote of the holders of two-thirds of the shares of the Company Common Stock outstanding and entitled to vote at the Annual Meeting is required to adopt the Share Authorization Amendment. THE BOARD OF DIRECTORS HAS APPROVED THE SHARE AUTHORIZATION AMENDMENT AND BELIEVES IT IS IN THE BEST INTERESTS OF THE COMPANY AND THE SHAREHOLDERS. ACCORDINGLY, THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS VOTE FOR THE SHARE AUTHORIZATION AMENDMENT. The approval and ultimate consummation of the Somerset Merger will automatically effect the Share Authorization Amendment. The Company intends, however, to effect the Share Authorization Amendment, if adopted by the Shareholders, irrespective of whether the Somerset Merger is approved or consummated.

                  PROPOSAL TO AMEND ARTICLES OF INCORPORATION;
                                VOTING AMENDMENT
BACKGROUND

        The TBCA requires that the Articles of Incorporation of the Company may be altered, amended or repealed, or new Articles of Incorporation may be adopted, only upon the affirmative vote of two-thirds of the outstanding shares entitled to vote thereon, and that the Shareholders may (i) adopt a plan of merger or consolidation, or (ii) authorize a sale, lease, exchange or other disposition of all or substantially all of the property and assets of the Company only upon the affirmative vote of two-thirds of the outstanding shares entitled to vote thereon (the matters described in (i) and (ii) are sometimes referred to hereinafter collectively as "Fundamental Corporate Events"). The TBCA provides that the vote required for approval of Fundamental Corporate Events may be reduced to not less than a majority of the outstanding shares entitled to vote if the Articles of Incorporation so provide. The Board of Directors believes that the two-thirds voting requirement will limit the ability of the Company to enter into certain potential transactions in the future and that a requirement of the affirmative vote of only a majority of the shares entitled to vote will provide greater flexibility for the Company. While the Board of Directors acknowledges that any such change in the voting requirement might adversely affect certain of the Shareholders by decreasing their ability to block Fundamental Corporate Events, the Board of Directors feels that the Company and its Shareholders in general would benefit from the flexibility that would result from such a change. Accordingly, the Somerset Merger Agreement provides that the Articles of Incorporation be amended to provide that any action requiring the consent of more than a majority of the issued and outstanding stock of the Company under the TBCA shall only require the consent of majority of the issued and outstanding stock of the Company. Thus, the consummation of the Somerset Merger will automatically effect the Voting Amendment. Notwithstanding this, the Board of Directors is proposing that the Voting Amendment be separately approved and adopted by the Shareholders at the Annual Meeting. If the Voting Amendment is separately approved by the Shareholders, the Voting Amendment could be effected by the Board of Directors in the event the Somerset Merger is not consummated without any further action by the Shareholders. The Company does not have any current plans with respect to any Fundamental Corporate Events other than as set forth in this Proxy Statement.

PROPOSED AMENDMENT

        The Board of Directors has declared it advisable and has adopted, and recommends that the Shareholders adopt the Voting Amendment to add Article Thirteen to the Company's Articles of Incorporation stating the following:

                                  ARTICLE XIII

               "If, with respect to any action to be taken by the shareholders of the Corporation, any provisions of the Texas Business Corporation Act would, but for this Article XIII, require the vote or concurrence of the holders of shares having more than a majority of the votes entitled to be voted thereon, or of any class or series thereof, the vote or concurrence of the holders of shares having only a majority of the votes entitled to be cast thereon, or of any class or series thereof, shall be required with respect to any such action."

RECOMMENDATIONS AND REQUIRED AFFIRMATIVE VOTE

        The affirmative vote of the holders of two-thirds of the shares of the Company Common Stock outstanding and entitled to vote at the Annual Meeting is required to adopt the Voting Amendment. THE BOARD OF DIRECTORS HAS APPROVED THE VOTING AMENDMENT AND BELIEVES IT IS IN THE BEST INTERESTS OF THE COMPANY AND THE SHAREHOLDERS. ACCORDINGLY, THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT

THE SHAREHOLDERS VOTE FOR THE VOTING AMENDMENT. The approval and ultimate consummation of the Somerset Merger will automatically effect the Voting Amendment. The Company intends, however, to effect the Voting Amendment, if adopted by the Shareholders, irrespective of whether the Somerset Merger is approved or consummated.

                   DESCRIPTION OF CAPITAL STOCK OF THE COMPANY
GENERAL

        The authorized capital stock of the Company as of the date hereof consists of 75,000,000 shares of Company Common Stock, par value $.10 per share, and 1,000,000 shares of Preferred Stock, par value $1 per share. As of the Record Date, there are issued and outstanding 38,836,378 shares of Company Common Stock and 90,000 shares of Series A Convertible Redeemable Preferred Stock.

        In accordance with the requirements of the Merger Agreements, the Articles of Incorporation of the Company will be amended to provide that the authorized capital stock of the Company shall consist of 1,000,000 shares of preferred stock, par value $1 per share, and 300,000,000 of common stock, par value $0.10 per share.

COMPANY COMMON STOCK

        There are currently issued and outstanding 38,836,378 shares of Company Common Stock. There are no shares of Company Common Stock held as treasury shares. In addition, an aggregate of 699,200 shares of Company Common Stock are reserved for issuance and are issuable pursuant to or upon the exercise of outstanding options and 5,333,333 shares would be issuable upon the exercise of certain warrants which would be issued in connection with the Series B Preferred Stock discussed below.

COMPANY PREFERRED STOCK

        There are 200,000 shares of Series A Convertible Redeemable Preferred Stock, par value $1 per share, authorized, of which 90,000 shares are currently issued and outstanding. The Series A Preferred Stock is subject to both mandatory and optional redemption provisions and is convertible into 720,000 shares of Company Common Stock. The Series A Preferred Stock confers no right to vote on any matter to be voted on by the Shareholders. The holders of Series A Preferred Stock are entitled to a preferential distribution upon the voluntary or involuntary liquidation, dissolution, or winding up of the Company. The holders of Series A Preferred Stock are not entitled to preferential payments of cumulative or non-cumulative dividends.

RIGHTS TO PURCHASE PREFERRED STOCK

        Norex has subscribed to and paid $4,000,000 for 4,000 shares of the Series B Preferred Stock, which as of the date hereof, have not been issued. During May of 1996, the Company and Norex agreed that, upon consummation of the Mergers, the Company would rescind the Subscription and refund the $4,000,000 payment made by Norex out of the proceeds of a $4,000,000 loan to be provided by Norex. If the Mergers are not consummated, the Subscription will not be rescinded and the 4,000 shares of Series B Preferred Stock will be issued.

STOCK OPTION PLANS

        The Company's 1982 Employee Plan reserves 2,500,000 shares of the Company Common Stock for issuance upon the exercise of options. Under the 1982 Employee Plan as of July 15, 1996, options to purchase 590,400 shares of the Company Common Stock were outstanding, options to purchase 167,000 shares of the Company Common Stock have been previously exercised and options to purchase 1,742,600 shares of Company Common Stock were available for grant. The Company's 1987 Director Plan reserves 250,000 shares of the Company Common Stock for issuance upon the exercise of options and provides for the automatic grant of options to purchase shares of the Company Common Stock to any non-employee who becomes a director of the Company. Under the 1987 Director Plan as of July 15, 1996, options to purchase 58,800 shares of Company Common Stock were outstanding and options to purchase 191,200 shares of Company Common Stock were available for grant until June 30, 1997. The exercise price of stock options under both the 1982 Employee Plan and the 1987 Director Plan approximates the fair market value of the stock at the time the option is granted. Options become exercisable in 20% increments over a five-year period and expire on the tenth anniversary of the date of grant. If the Stock Option Plan is approved, an additional 7,000,000 shares of the Company Common Stock will be reserved for issuance thereunder.

SHAREHOLDER VOTE REQUIRED TO APPROVE CERTAIN BUSINESS COMBINATIONS

        In accordance with the provisions of the TBCA, a plan of merger or exchange must be approved by the affirmative vote of the holders of at least two-thirds of the Company Common Stock. If the Charter Amendment is effected, the vote required to approve such actions will be reduced to a majority of the shares entitled to vote.

TRANSFER AGENT AND REGISTRAR

        The transfer agent for Company Common Stock is American Stock Transfer & Trust Company, 6201 15th Avenue, Third Floor, Brooklyn, New York 11219, (718) 921-8261.

                              INDEPENDENT AUDITORS

        It is expected that representatives of Deloitte & Touche LLP will be present at the Annual Meeting to respond to appropriate questions of Shareholders and to make a statement if they so desire.

        The financial statements and the related financial statement schedule as of December 31, 1995 and 1994 and for the years ended December 31, 1995, the nine months ended December 31, 1994 and the year ended March 31, 1994 included in this Proxy Statement have been audited by Deloitte & Touche LLP independent auditors, as stated in their reports, which are included herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                           FORWARD LOOKING STATEMENTS

        THIS PROXY STATEMENT CONTAINS STATEMENTS WHICH, TO THE EXTENT THAT THEY ARE NOT RECITATIONS OF HISTORICAL FACT, CONSTITUTE "FORWARD-LOOKING STATEMENTS" WITHIN THE MEANING OF SECTION 27A OF THE SECURITIES ACT AND SECTION 21E OF THE EXCHANGE ACT. ALL FORWARD LOOKING STATEMENTS INVOLVE RISKS AND UNCERTAINTIES. THE FORWARD LOOKING STATEMENTS CONTAINED IN THIS PROXY STATEMENT ARE INTENDED TO BE MADE SUBJECT TO THE SAFE HARBOR PROTECTIONS PROVIDED BY SECTION 27A OF THE SECURITIES ACT AND 21E OF THE EXCHANGE ACT.

                              SHAREHOLDER PROPOSALS

        Proposals intended to be presented by Shareholders at the Company 1997 Annual Meeting of Shareholders must be received by the Company, at the address set forth on the first page of this Proxy Statement, not later than May 1, 1997, in order to be included in the Company's proxy material and form of proxy relating to such meeting. Shareholder proposals must also be otherwise eligible for inclusion.

                              AVAILABLE INFORMATION

        The Company is subject to the information requirements of the Exchange Act, and in accordance therewith files reports, proxy statements and other information with the Commission. The reports, proxy statements and other information filed by the Company with the Commission can be inspected and copied at the public reference facilities maintained by the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commissioner's Regional Offices at Seven World Trade Center, New York, New York 10048 and at Northwest Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained at prescribed rates from the Public Reference Section of the Commission at 450 Fifth Street, N.W. Washington, D.C. 20549. The Company Common Stock is listed and traded on the AMEX and certain of the Company's reports, proxy statements and other information can be inspected at the offices of the AMEX, 86 Trinity Place, New York, New York 10006.

                          INDEX TO FINANCIAL STATEMENTS

DI INDUSTRIES, INC.

     Independent Auditors' Report ......................................  F-2

     Consolidated Balance Sheets as of December 31, 1994
         and 1995 (audited) and March 31, 1996 (unaudited) .............  F-3

     Consolidated Statements of Operations for the Three Months
         Ended March 31, 1996 and 1995 (unaudited), Year Ended
         December 31, 1995, the Nine Months Ended December 31,
         1994 and the Year Ended March 31, 1994 ........................  F-4

     Consolidated Statements of Cash Flows for the Three Months
         Ended March 31, 1996 and 1995 (unaudited), Year Ended
         December 31, 1995, the Nine Months Ended December 31,
         1994 and the Year Ended March 31, 1994 ........................  F-5

     Consolidated Statements of Shareholders' Equity for the
         Three Months Ended March 31, 1996 (unaudited),
         For the Year Ended December 31, 1995, the
         Nine Months Ended December 31, 1994 and the
         Year Ended March 31, 1994 .....................................  F-6

     Notes to the Consolidated Financial Statements ....................  F-7

     Financial Statement Schedule:
         Schedule VIII - Valuation and Qualifying Accounts ............  F-20

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of DI Industries, Inc.:

     We have audited the accompanying consolidated balance sheets of DI Industries, Inc. and its subsidiaries (the "Company") as of December 31, 1995 and 1994, and the related consolidated statements of operations, cash flows and shareholders' equity for the year ended December 31, 1995, the nine months ended December 31, 1994 and the year ended March 31, 1994. Our audits also included the financial statement schedule listed in the Index. These financial statements and the financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1995 and 1994, and the results of its operations and its cash flows for the year ended December 31, 1995, the nine months ended December 31, 1994 and for the year ended March 31, 1994 in conformity with generally accepted accounting principles. Also, in our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, presents fairly in all material respects the information set forth therein.

Deloitte & Touche LLP

Houston, Texas
March 28, 1996
[June 10, 1996 as to Note 13]

                              DI INDUSTRIES, INC.
                          CONSOLIDATED BALANCE SHEETS
                                 (In thousands)

                                                                                                                December 31,
                                                                                     March 31,          ---------------------------
                                                                                       1996               1995               1994
                                                                                     --------           --------           --------
                                  ASSETS                                           (unaudited)
Current assets:
   Cash and cash equivalents ..............................................          $    996           $  1,859           $  1,628
   Restricted cash - insurance deposits ...................................             1,862              1,612               --
   Accounts receivable, net of allowance
     of $1,935, $1,951 and $2,066 at
     March 31, 1996 and December 31, 1995
     and 1994, respectively ...............................................            17,789             19,423             16,864
   Rig inventory and supplies .............................................             2,902              2,498              3,650
   Assets held for sale ...................................................             2,398              2,398              2,516
   Prepaids and other current assets ......................................             2,815              3,806              4,080
   Discontinued operations ................................................              --                 --                3,238
                                                                                     --------           --------           --------
     Total current assets .................................................            28,762             31,596             31,976
                                                                                     --------           --------           --------
Property and equipment:
   Land, buildings and improvements .......................................             3,523              3,523              4,044
   Drilling and well service equipment ....................................            39,910             39,039             36,179
   Furniture and fixtures .................................................             1,094              1,136              1,017
   Less: accumulated depreciation and amortization ........................           (18,797)           (17,788)           (10,454)
                                                                                     --------           --------           --------
     Net property and equipment ...........................................            25,730             25,910             30,786
                                                                                     --------           --------           --------
Other noncurrent assets ...................................................               277                277                 98
                                                                                     --------           --------           --------
                                                                                     $ 54,769           $ 57,783           $ 62,860
                                                                                     ========           ========           ========
                    LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
   Current maturities of long-term debt ...................................          $  1,644           $  1,315           $  5,585
   Accounts payable - trade ...............................................            10,246             12,529              7,240
   Accrued workers' compensation ..........................................             2,672              3,357              2,963
   Payroll and related employee costs .....................................             4,029              3,172              1,081
   Customer advances ......................................................                60                116              1,349
   Other accrued liabilities ..............................................             3,862              3,604              1,296
                                                                                     --------           --------           --------
     Total current liabilities ............................................            22,513             24,093             19,514
                                                                                     --------           --------           --------
Long-term liabilities:
   Long-term debt net of current maturities ...............................            10,379             11,146             10,224
   Other long-term liabilities and minority interest ......................             2,774              1,950              2,081
   Series A Preferred stock - mandatory redeemable ........................               900                900              1,900
                                                                                     --------           --------           --------
     Total long-term liabilities ..........................................            14,053             13,996             14,205
                                                                                     --------           --------           --------
Commitments and contingent liabilities

Shareholders' equity:
   Series B Preferred stock, $1 par value; 10 shares
     authorized, 4 shares subscribed ......................................             4,150              4,000               --
   Common stock, $.10 par value; 75,000 shares authorized;
     38,669 issued and outstanding at 1996, 1995 and 1994 .................             3,867              3,867              3,867
   Additional paid-in capital .............................................            46,458             46,458             46,458
   Deficit ................................................................           (36,272)           (34,631)           (21,184)
                                                                                     --------           --------           --------
     Total shareholders' equity ...........................................            18,203             19,694             29,141
                                                                                     --------           --------           --------
                                                                                     $ 54,769           $ 57,783           $ 62,860
                                                                                     ========           ========           ========

          SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                               DI INDUSTRIES, INC.
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                    (In thousands, except per share amounts)

                                                                    Three Months Ended                         Nine
                                                                         March 31,            Year Ended    Months Ended  Year Ended
                                                                  ----------------------     December 31,   December 31,   March 31,
                                                                    1996          1995           1995          1994          1994
                                                                  --------      --------      ---------      --------      --------
                                                                        (unaudited)
Revenues:
   Contract drilling ........................................     $ 20,102      $ 22,344      $  94,709      $ 50,987      $ 67,855

Costs and expenses:
   Drilling operations ......................................       18,936        22,524         93,825        48,988        62,574
   Depreciation and amortization ............................        1,097         1,113          4,832         2,377         3,523
   Provision for SFAS #121 asset impairment .................         --            --            5,290          --            --
   General and administrative ...............................          720           653          3,555         2,074         2,910
   Employment severance .....................................          602          --             --            --            --
                                                                  --------      --------      ---------      --------      --------
        Total costs and expenses ............................       21,355        24,290        107,502        53,439        69,007
                                                                  --------      --------      ---------      --------      --------
Operating loss ..............................................       (1,253)       (1,946)       (12,793)       (2,452)       (1,152)
                                                                  --------      --------      ---------      --------      --------
Other income (expense):
   Interest income ..........................................           11            30            292           353           120
   Gain on sale of assets ...................................           15            43            466           277           126
   Interest expense .........................................         (262)         (346)        (1,472)         (332)         (257)
   Minority interest ........................................           (2)         --              (56)           17          (189)
   Gain from foreign currency, net ..........................         --            --              888          --            --
   Other, net ...............................................         --            --             --            (123)          (32)
                                                                  --------      --------      ---------      --------      --------
     Other income (expense), net ............................         (238)         (273)           118           192          (232)
                                                                  --------      --------      ---------      --------      --------
Loss from continuing operations .............................       (1,491)       (2,219)       (12,675)       (2,260)       (1,384)

Discontinued operations:
   Income (loss) from oil and gas operations ................         --             (11)            (4)           51        (1,274)
   Loss from sale of oil and gas properties .................         --            --             (768)         --            --
                                                                  --------      --------      ---------      --------      --------
     Income (loss) from discontinued operations .............         --             (11)          (772)           51        (1,274)
                                                                  --------      --------      ---------      --------      --------
Loss before income taxes ....................................       (1,491)       (2,230)       (13,447)       (2,209)       (2,658)

Income taxes ................................................         --            --             --            --            --
                                                                  --------      --------      ---------      --------      --------
Net loss ....................................................       (1,491)       (2,230)       (13,447)       (2,209)       (2,658)

Preferred Stock subscription dividend requirement ...........         (150)         --             --            --            --
                                                                  --------      --------      ---------      --------      --------
Net loss applicable to common stock .........................     $ (1,641)     $ (2,230)     $ (13,447)     $ (2,209)     $ (2,658)
                                                                  ========      ========      =========      ========      ========
Loss per common share:
   From continuing operations ...............................     $   (.04)     $   (.06)     $    (.33)     $   (.06)     $   (.04)
   From discontinued operations .............................         --            --             (.02)         --            (.03)
                                                                  --------      --------      ---------      --------      --------
Net loss per share ..........................................     $   (.04)     $   (.06)     $    (.35)     $   (.06)     $   (.07)
                                                                  ========      ========      =========      ========      ========
Weighted average common shares outstanding ..................       38,669        38,669         38,669        38,641        38,416
                                                                  ========      ========      =========      ========      ========

          SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                              DI INDUSTRIES, INC.
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (In thousands)

                                                                    Three Months Ended                         Nine
                                                                         March 31,            Year Ended    Months Ended  Year Ended
                                                                  ----------------------     December 31,   December 31,   March 31,
                                                                    1996          1995           1995          1994          1994
                                                                  --------      --------      ---------      --------      --------
                                                                        (unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net loss ................................................      $(1,491)      $(2,230)      $(13,447)      $ (2,209)      $(2,658)
   Adjustments to reconcile net loss to net cash
     provided by (used in) operating activities:
     Depreciation and amortization .........................        1,097         1,113          4,832          2,377         3,523
    Provision for SFAS #121 asset impairment ...............         --            --            5,290           --            --
    Gain on sale of assets .................................          (15)          (16)          (466)          (277)         (126)
    Discontinued operations -
       Loss from sale of oil and gas properties ............         --            --              768           --            --
     Provision for doubtful accounts .......................         --              45            291            122           287
   Net effect of changes in assets and liabilities
     related to operating accounts .........................          886         3,266          4,802         (3,056)          365
   Discontinued operations .................................         --             180            419          1,134           448
                                                                  -------       -------       --------       --------       -------
     Cash provided by (used in) operating activities .......          477         2,358          2,489         (1,909)        1,839
                                                                  -------       -------       --------       --------       -------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Property and equipment additions ........................         (921)       (1,207)        (5,657)        (9,250)       (2,849)
   Proceeds from sale of equipment .........................           19            28            737            323           453
   Proceeds from sale of discontinued operations ...........         --            --            4,200           --            --
                                                                  -------       -------       --------       --------       -------
     Cash used in investing activities .....................         (902)       (1,179)          (720)        (8,927)       (2,396)
                                                                  -------       -------       --------       --------       -------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Debt borrowings .........................................          167          --            2,066         18,703          --
   Debt repayments .........................................         (605)       (2,348)        (5,490)        (8,576)       (2,022)
   Debt (repayments) borrowing - discontinued
     operations ............................................         --            --           (2,114)          (321)        2,880
   Sale of preferred stock subscriptions ...................         --            --            4,000           --            --
                                                                  -------       -------       --------       --------       -------
     Cash provided by (used in) financing activities .......         (438)       (2,348)        (1,538)         9,806           858
                                                                  -------       -------       --------       --------       -------
Net increase (decrease) in cash and cash equivalents .......         (863)       (1,169)           231         (1,030)          301
Cash and cash equivalents, beginning of period .............        1,859         2,141          1,628          2,658         2,357
                                                                  -------       -------       --------       --------       -------
Cash and cash equivalents, end of period ...................      $   996       $   972       $  1,859       $  1,628       $ 2,658
                                                                  =======       =======       ========       ========       =======

          SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                               DI INDUSTRIES, INC.
                 CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
                                 (In thousands)

                                                                              Series B
                                                                  Common       Preferred
                                                                   Stock        Stock      Additional
                                                                  $.10 par      $1 par       Paid-in
                                                                   Value         Value       Capital        Deficit         Total
                                                                   ------       ------       -------       --------        --------
Balance, March 31, 1993 ....................................       $3,842       $ --         $46,283       $(16,317)       $ 33,808

   Net loss ................................................         --           --            --           (2,658)         (2,658)
                                                                   ------       ------       -------       --------        --------
Balance, March 31, 1994 ....................................        3,842         --          46,283        (18,975)         31,150

   Issuance of Common Stock ................................           25         --             175           --               200

   Net Loss ................................................         --           --            --           (2,209)         (2,209)
                                                                   ------       ------       -------       --------        --------
Balance, December 31, 1994 .................................        3,867         --          46,458        (21,184)         29,141

   Net Loss ................................................         --           --            --          (13,447)        (13,447)

   Series B Preferred Stock Subscribed .....................         --          4,000          --             --             4,000
                                                                   ------       ------       -------       --------        --------
Balance, December 31, 1995 .................................       $3,867       $4,000       $46,458       $(34,631)       $ 19,694

   Net Loss ................................................         --           --            --           (1,491)         (1,491)

   Series B Preferred Stock Dividend Requirement ...........         --            150          --             (150)           --
                                                                   ------       ------       -------       --------        --------
Balance, March 31, 1996 (unaudited) ........................       $3,867       $4,150       $46,458       $(36,272)       $ 18,203
                                                                   ======       ======       =======       ========        ========

                 SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                               DI INDUSTRIES, INC.

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION. The consolidated financial statements include the accounts of DI Industries, Inc. and its majority-owned subsidiaries ("the Company"). All significant intercompany accounts and transactions are eliminated in consolidation. Accumulated earnings of the minority interest owner is shown as separate items in the consolidated financial statements. At March 31, 1994, American Premier Underwriters, Inc., ("American Premier"), formerly The Penn Central Corporation ("Penn Central"), owned 20,690,105 shares (approximately 54%) of the unregistered common stock of DI Industries, Inc. In June 1994, Norex Drilling Ltd. ("Norex Drilling"), a wholly-owned subsidiary of Norex America, Inc. ("Norex America"), completed the purchase of all shares of the Company's common stock owned by American Premier. Shortly thereafter and in accordance with regulatory filings made at the time of the purchase transaction, Norex Drilling reduced its ownership to 18,730,105 shares, or less than 50%, of the outstanding shares of the Company's common stock. In October 1995, Norex Drilling transferred 8,300,000 shares to Pronor Holdings Ltd. ("Pronor"). Norex America beneficially owns approximately 47% of Pronor.

     Effective December 31, 1994, the Company changed its fiscal year end from March 31 to December 31 to enhance the comparability of the Company's results of operations with other drilling companies. Accordingly, the accompanying financial statements include the results of the Company's operations for the nine months ended December 31, 1994 and the year ended March 31, 1994. See note 4 for results of the comparable nine months.

     In the opinion of management, the accompanying unaudited consolidated financial statements contain all adjustments (consisting of normal recurring items) necessary to present fairly the financial position and stockholders' equity of the Company as of March 31, 1996 and the results of operations and cash flows for the three-month period ended March 31, 1996 and 1995. The results of operations for the periods presented are not necessarily indicative of the results to be expected for the full year.

     INVENTORY. Inventory consists primarily of drilling and support equipment and is stated at the lower of specifically identified cost or market.

     ASSETS HELD FOR SALE. Assets held for sale are primarily comprised of drilling rigs and equipment and is stated at the Company's net book value. Management believes the carrying value is less than net realizable value on the basis of purchase offers received in 1995 and 1996 to date.

     PROPERTY AND EQUIPMENT. Property and equipment are stated at cost. Depreciation is provided principally using the straight-line method over the expected useful lives of the assets as follows: drilling rigs, 8 to 13 years with assigned salvage values; other drilling and workover equipment, 2 to 13 years; buildings and improvements, 10 to 30 years; and furniture and fixtures, 5 to 12 years.

     The Company's producing oil and gas properties were sold on August 9, 1995. Such properties were recorded using the full-cost method of accounting. Under this method, all costs incurred in connection with the exploration for and development of oil and gas were capitalized. Depreciation, depletion and amortization of oil and gas properties was computed on the basis of physical units, with oil and gas converted to a common unit of measure based on the approximate relative energy content. Unamortized costs were compared to the present value of estimated future net revenues and any excess was charged to expense during the period in which the excess occurred.

     In March 1995, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standard (SFAS) No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of," effective for years beginning after December 15, 1995. As the FASB encourages earlier application, the Company adopted the provisions of SFAS No. 121 during the fourth quarter of 1995. This new accounting standard requires certain assets to be reviewed for impairment whenever events or circumstances indicate the carrying amount may not be recoverable. The Company provided a non-cash impairment provision of $5,290,000 in the fourth quarter of 1995 for certain drilling rigs and equipment due to market indications that the carrying amounts were not fully recoverable. Net realizable value was determined based upon appraisal, comparable sale data and management estimates.

     REVENUE RECOGNITION. Revenue from turnkey drilling contracts is recognized using the percentage-of-completion method based upon costs incurred to date and estimated total contract costs. Revenue from daywork, footage and hourly drilling contracts is recognized based upon the provisions of the contract. Provision is made currently for anticipated losses, if any, on uncompleted contracts.

     FOREIGN CURRENCY TRANSLATION. The functional currency of the Company's foreign operations is the U.S. Dollar. Revenues and expenses of these foreign operations are remeasured into U.S. dollars on the respective transaction dates and foreign currency transaction gains or losses are included in the Consolidated Statements of Operations. Unrealized translation gains or losses, if material, are recorded as a component in Shareholders' Equity.

     LOSS PER SHARE. Loss per share of common stock is based upon the weighted average number of shares of common stock outstanding. The Company's outstanding stock options and warrants are considered common stock equivalents but are not included in the computation since their inclusion would be either insignificant or antidilutive during the periods presented in the accompanying financial statements.

     INCOME TAXES. The Company accounts for income taxes based upon Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" ("SFAS 109") which requires recognition of deferred income tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. Under this method, deferred income tax liabilities and assets are determined based on the temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities and available tax credit carryforwards.

     CASH FLOW INFORMATION. Cash flow statements are prepared using the indirect method. The Company considers all unrestricted highly liquid investments with a maturity of three months or less at the time of purchase to be cash equivalents.

     RESTRICTED CASH. Restricted cash consists of an investment in an interest bearing certificate of deposit totaling $1.1 million at December 31, 1995 and March 31, 1996 as collateral for a letter of credit securing insurance deposits with the remainder on deposit with a third party administrator committed for future settlement of workers' compensation claims. The carrying value of the investment approximates the current market value.

     RECLASSIFICATION AND OTHER. Certain prior year amounts were reclassified to conform to current year presentation. Dollar amounts shown in the tabulations in the notes to consolidated financial statements are stated in thousands, unless otherwise indicated.

(2)  EMPLOYEE BENEFIT PLAN

     The Company has a defined contribution employee benefit plan covering substantially all of its employees. The Company matches individual employee contributions up to 2% of the employee's compensation. Employer matching contributions under the plan totaled $24,000 and $21,000 for the three months ending March 31, 1996 and 1995 respectively; $144,000 for the year ended December 31, 1995; $55,000 for the nine months ended December 31, 1994 and $132,000 for the year ended March 31, 1994.

(3)  PROPERTY TRANSACTIONS

     As part of the Company's continued expansion into the international markets, effective September 1, 1994, the Company purchased the Venezuelan drilling operations of An-Son Drilling Company of Colombia S.A. ("An-Son"). This acquisition included two oil and gas drilling rigs, two workover rigs, certain other oilfield equipment, operating contracts for each of the rigs and a labor contract to operate one drilling rig. The purchase price for this transaction was $4,100,000 consisting of $300,000 in cash, an acquisition note payable of $1,900,000, of which $1,700,000 was paid during 1995, and the remainder by issuance during 1995 of the Company's Series A redeemable preferred stock (the "Series A Preferred") valued at $1,900,000.

     Pursuant to the acquisition agreement, the Company conducted a post-closing audit of the acquired companies in 1995 and asserted claims for purchase price credit from An-Son in the amount of $1,398,000. This claim was settled in March, 1996 with the Company receiving credits of $1,213,000. At December 31, 1995, $200,000 of the acquisition note remained unpaid which was offset against the settlement with the remaining credit of $1,013,000 recorded as reductions in the accompanying financial statements as follows: Notes Receivable ($591,000); Accounts Receivable-Allowance for Doubtful Accounts ($408,000); Drilling Rigs and Equipment ($103,000); Accrued Liabilities ($111,000); Note Payable and accrued interest ($213,000); and, Series A Preferred issued to An-Son of 100,000 shares or ($1,000,000).

     In September 1994, the Company purchased three drilling rigs from McRae Energy Corporation for a total purchase price of $1,500,000. The Company paid a cash down payment of $200,000 with the remaining $1,300,000 to be paid from cash flow as defined in the purchase agreement. The three rigs were refurbished in 1994 by the Company. Two of the drilling rigs were added to the Company's drilling fleet in Argentina and one drilling rig was added to the Company's drilling fleet in Venezuela.

(4)  COMPARATIVE OPERATING RESULTS

     The following financial information for the year ended December 31, 1995 and 1994, and for the nine months ended December 31, 1994 and 1993 is presented for comparative purposes. The financial information for the twelve months ended December 31, 1994 and the nine months ended December 31, 1993 is unaudited (in thousands, except per share amounts):

                                                                                      Twelve                 Nine Months Ended
                                                                   Year Ended       Months Ended                December 31,
                                                                  December 31,      December 31,         -------------------------
                                                                      1995              1994               1994             1993
                                                                    ---------          --------          --------         --------
                                                                                     (Unaudited)                         (Unaudited)
Revenue ...................................................         $  94,709          $ 65,393          $ 50,987          $ 53,449
Total costs and expenses ..................................          (107,502)          (69,183)          (53,439)          (53,263)
                                                                    ---------          --------          --------          --------
Operating income (loss) ...................................           (12,793)           (3,790)           (2,452)              186
Other income (expense) ....................................               118               233               192              (273)
Discontinued operations ...................................              (772)               55                51            (1,278)
                                                                    ---------          --------          --------          --------
Net loss ..................................................         $ (13,447)         $ (3,502)         $ (2,209)         $ (1,365)
                                                                    =========          ========          ========          ========
Loss per share of common stock ............................         $    (.35)         $   (.09)         $   (.06)         $   (.04)
                                                                    =========          ========          ========          ========
Weighted average common shares outstanding ................            38,669            38,641            38,641            38,416
                                                                    =========          ========          ========          ========

(5)  INCOME TAXES

     The provision for income taxes shown in the consolidated statements of operations differs from the amount that would be computed if the loss before income taxes were multiplied by the federal income tax rate (statutory rate) applicable in each year. The reasons for this difference are as follows:

                                                                Three Months Ended            Year         Nine Months      Year
                                                                     March 31,                Ended           Ended         Ended
                                                                --------------------        December 31,    December 31,   March 31,
                                                                1996           1995            1995            1994          1994
                                                                -----          -----          -------          -----         -----
                                                                    (unaudited)
Tax at statutory rate .................................         $(507)         $(758)         $(4,572)         $(751)        $(904)
Increase (decrease) in taxes resulting from:
   Provision for asset impairment .....................          --             --              1,799           --             --
   Discontinued operations - sale of oil
    and gas assets ....................................          --             --              1,559           --             --
   Unrecognized net operating loss
    carryforward ......................................           507            758            1,214            751           904
                                                                -----          -----          -------          -----         -----
Provision for income taxes ............................         $--            $--            $  --            $--           $ --
                                                                =====          =====          =======          =====         =====

     For the three months ended March 31, 1996, the company had a pretax net loss of $982,000 and $509,000 for domestic and foreign operations, respectively. For the year ended December 31, 1995, the Company had a pretax net loss of $4,629,000 and $8,818,000 for its domestic and foreign operations, respectively. For the nine months ended December 31, 1994, the Company had a pretax net loss of $1,853,000 and $356,000 for its domestic and foreign operations, respectively. For the year ended March 31, 1994, the Company had pretax net losses of $3,213,000 and pretax net income of $555,000 for its domestic and foreign operations respective.

     The operations of the Company generated net operating loss ("NOL") and investment tax credit ("ITC") carryforwards which expire at various times through 2010 and 2000, respectively. Under provisions of the federal income tax code, such carryforwards generally can be utilized only to reduce future taxable income or income taxes payable, if any, of the individual subsidiary that produced the NOL or ITC carryforward. In addition, NOL and ITC carryforwards are subject to annual limitations on the amount that the Company can utilize because of the change in the ownership of the Company in 1989 and a change in the ownership of the Company's principal stockholder in 1991 and the change in the Company's principal stockholder on June 2, 1994. The amounts of these limitations are presently undeterminable. The Company estimates that at December 31, 1995 its tax NOL and ITC carryforwards, before consideration of the limitations aggregated approximately $64 million and $2.4 million, respectively. At March 31, 1996, the Company estimates that its tax NOL or ITC carryforwards, before limitation aggregated approximately $65 million and $2.4 million, respectively. However, the ultimate utilization of the NOL and ITC carryforwards, if any, will be substantially limited as a result of the change in the ownership of the Company and a change in the ownership of the Company's principal stockholder. Tax NOL carryforwards generated since the last change of the Company's ownership totals approximately $7.7 million and is not subject to the annual limitations discussed above. See Note 13.

     The Company accounts for income taxes based upon Statement of Financial Accounting Standards ("SFAS") No. 109, "Accounting for Income Taxes," which requires recognition of deferred income tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. Based on an analysis of the Company's gross deferred tax asset (taking into consideration applicable statutory carryforward periods and other limitations), the Company has determined that the recognition criteria set forth in SFAS No. 109, have not been met and, accordingly, the gross deferred tax asset is reduced fully by a valuation allowance.

     Deferred income taxes reflect the gross tax effect of (a) temporary differences between the carrying amounts of assets and liabilities for financial and tax reporting purposes, and (b) operating loss and tax credit carryforwards.

     The tax effects of the significant items comprising the Company's net deferred tax asset as of the dates shown are as follows:


                                               March 31,       December 31,
                                                 1996        1995        1994
                                               --------    --------    --------
                                             (unaudited)
Deferred tax asset:
    Reserves not currently deductible ......   $  1,812    $  1,804    $  1,902
    Operating loss carryforwards ...........     10,949      10,438       9,134
    Tax credit carryforwards ...............      2,400       2,400       2,400
                                               --------    --------    --------
                                                 15,161      14,642      13,436
Deferred tax liability:
    Differences between book and tax
      basis of property ....................     (5,375)     (5,303)     (5,984)
                                               --------    --------    --------
                                                  9,786       9,339       7,452
Valuation allowance ........................     (9,786)     (9,339)     (7,452)
                                               --------    --------    --------
Net deferred tax asset .....................   $   --      $   --      $   --
                                               ========    ========    ========

     The analysis of the likelihood of realizing the gross deferred tax asset will be reviewed and updated periodically. Any required adjustments to the valuation allowance will be made in the period in which the developments on which they are based become known.

(6)  DEBT

     Debt consists of the following:

                                                                             March 31,    December 31,
                                                                               1996      1995      1994
                                                                              -------   -------   -------
                                                                           (unaudited)
$10,000 term loan agreement between the Company and NordlandsBanken AS, secured by most of the Company's US domestic oil and gas drilling equipment; bearing interest at prime plus 21/8% (fixed at 8% through
    June 12, 1996), with 36 equal monthly principal installments beginning June 12, 1995 (Amended October 1, 1995, bearing interest at LIBOR plus 21/8% with 36 equal monthly installments beginning
    January 1997).  The Company has the option to pay interest quarterly
    and/or semi-annually ..................................................   $ 9,444   $ 9,444   $10,000


Acquisition payable - An-Son Drilling .....................................      --        --       1,900

Non-interest bearing note to McRae Energy Corporation, payable from
    available cash flow, as defined .......................................     1,300     1,300     1,300

$2,500 revolving line of credit, which converted to a term loan in
    1995, with a bank, secured by the Company's accounts receivable, bearing interest at the bank's prime rate plus 1% (9.75% at
    December 31, 1995 and 1994, respectively) .............................       288       575       975

Capital leases, secured by transportation and other equipment,
    bearing interest at 10% to 14% ........................................       866       733       807

Insurance premium financed over 12 months with certain insurance agencies
    due in equal monthly installments .....................................        46       270       680

Promissory note payable secured by trust deed to certain land and building, bearing interest at 4%, due in equal monthly installments through
    July 15, 1997 .........................................................        30        47        55

Promissory note payable secured by trust deed to certain land and building, bearing interest at 9.75%, due in equal monthly installments through
    September 1, 1997 .....................................................        49        92        92
                                                                              -------   -------   -------
                                                                               12,023    12,461    15,809

Less current maturities ...................................................     1,644     1,315     5,585
                                                                              -------   -------   -------
Long-term debt ............................................................   $10,379   $11,146   $10,224
                                                                              =======   =======   =======

DISCONTINUED OPERATIONS:
$3,000 term note with a bank, secured by all the Company's oil and gas producing properties, bearing interest at the bank's prime rate plus 1.25% (10% at December 31, 1994) payable in monthly installments equal to 75% of the net proceeds from production subject to minimum semi-annual payments through March 10, 1997. This loan was fully
    paid during 1995 ......................................................   $  --     $  --     $ 2,114
                                                                              =======   =======   =======

     The loan agreement with NordlandsBanken AS, contains both affirmative and negative covenants. The Company must maintain minimum working capital and adjusted net worth levels and is restricted, among other things, from incurring additional debt, paying dividends, and selling or acquiring assets except within permitted limitations. See Note 13.

     The revolving $2,500,000 bank line of credit was converted to a term loan in 1995 with the balance of $575,000 at December 31, 1995 being paid in monthly installments through June 1996. The weighted average outstanding balance for the three months ended March 31, 1996, the year ended December 31, 1995 and the nine months ended December 31, 1994 was $383,000, $867,000 and $508,000, respectively and bearing weighted average interest of 9.75%, 10% and 8.85%, respectively.

     The production loan, which was fully paid in 1995, had a weighted average balance of $1,233,000 and $2,600,000 during the year ended December 31, 1995 and the nine months ended December 31, 1994, respectively, bearing weighted average interest of 8.62% and 8.85%, respectively.

     During 1995, the Company issued 190,000 shares, out of 200,000 authorized, of Series A Preferred valued at $1,900,000. The Series A Preferred is redeemable in cash at a redemption price payable from available cumulative Venezuelan positive net cash flows, as defined, commencing the first fiscal quarter following the original issuance date. The Company may redeem, at any time, the Series A Preferred upon consent of the holders or upon written notice commencing five years from the original issuance date. At the election of the Company dividends may be declared and payable in common stock equivalent to the value of the dividends. Each Series A Preferred holder of record has no voting right on any matters voted on by stockholders of the Company. As referred to in Note 3, during March 1996, 100,000 shares of Series A Preferred, totaling $1,000,000, were returned to the Company in settlement of asserted claims against An-Son. At December 31, 1995, the balance of the Series A Preferred has been adjusted to reflect this settlement.

     Annual maturities of the debt outstanding at March 31, 1996 are as follows (in thousands): 1996 - $792,000; 1997 - $3,428,000; 1998 - $4,654,000; 1999 -
$3,149,000; and 2000 - $0.

(7)  CAPITAL STOCK AND STOCK OPTION PLANS

     On April 28, 1994, the Company retired a $400,000 promissory note by issuing 251,429 shares of the Company's common stock and $200,000 of cash.

     During the fourth quarter of 1995, Norex Drilling subscribed to and paid $4,000,000 for a new Company issue of Series B Preferred Stock (the "Series B Preferred"), to be issued subsequent to December 31, 1995. This stock is in the form of 4,000 shares (10,000 authorized) of Series B 15% Senior Cumulative Redeemable Preferred, par value $1. This stock has annual dividends of 15% per annum, payable through issuance of additional preferred shares for the first three years. After December 31, 1998, dividends are payable in cash, as declared by the Company's Board of Directors. The Series B Preferred: (1) have liquidation preferences senior to the Company's common shares and Series A Preferred; (2) may be redeemed only in total after January 1, 1997, at the option of the Company and (3) have a warrants feature permitting the holder to convert $4,000,000 of Preferred Stock into common shares of the Company at $.75 per share, exercisable 20% as of January 1, 1996, increasing by 1.667% per month thereafter through January 1, 1997 and 2.5% per month from February 1, 1997 through January 1, 1999.

     The Company's 1982 Stock Option and Long-Term Incentive Plan for Key Employees (the "1982 Plan") reserves 2,500,000 shares of the Company's common stock for issuance upon the exercise of options. At March 31, 1996, options to purchase 534,900 shares of common stock were available for grant under the 1982 Plan. The Company's 1987 Stock Option Plan for Non-Employee Directors (the "1987 Director Plan") reserves 250,000 shares of common stock for issuance upon the exercise of options and provides for the automatic grant of options to purchase shares of common stock to any non-employee who becomes a director of the Company. At March 31, 1996, options under the 1987 Director Plan to purchase 174,100 shares of common stock were available for grant until June 30, 1997. The exercise price of stock options under both the 1982 Plan and the 1987 Director Plan approximates the fair market value of the stock at the time the option is granted. Options become exercisable in 20% increments over a five-year period and expire on the tenth anniversary of the date of grant.

Stock option activity for both plans was as follows:

                                                     Number        Option
                                                    Of Shares    Price Range
                                                    ---------  ----------------
                                                  (in thousands)

Outstanding March 31, 1993 .......................    1,814    $0.88  --  $3.63

    Granted ......................................      291    $0.94  --  $1.25
    Canceled .....................................      (70)   $0.94  --  $3.63

Outstanding March 31, 1994 .......................    2,035    $0.88  --  $2.38

    Granted ......................................      103    $0.88  --  $0.94
    Exercised ....................................       (2)   $0.88
    Canceled .....................................     (148)   $0.88  --  $1.63

Outstanding December 31, 1994 ....................    1,988    $0.88  --  $2.38

    Granted ......................................      253    $0.69  --  $0.88
    Canceled .....................................     (267)   $0.94  --  $2.38

Outstanding December 31, 1995 ....................    1,974    $0.69  --  $1.63

    Granted ......................................     --
    Canceled .....................................      (19)   $0.69  --  $1.25

Outstanding March 31, 1996 (unaudited) ...........    1,955    $0.69  --  $1.63

Exercisable at March 31, 1996 (unaudited) ........    1,510    $0.88  --  $1.63

(8)  BUSINESS SEGMENT INFORMATION

     The following table sets forth the Company's operations according to the industry segments in which it operates.

                                                                                                Nine Months
                                                      Three Months Ended          Year Ended        Ended         Year Ended
                                                           March 31,              December 31,   December 31,     March 31,
                                                     1996            1995            1995            1994            1994
                                                   --------        --------        --------        --------        --------
                                                        (unaudited)
CONTINUING OPERATIONS
    Revenues ...............................       $ 20,102        $ 22,344        $ 94,709        $ 50,987        $ 67,855
                                                   ========        ========        ========        ========        ========
    Operating loss .........................       $ (1,491)       $ (2,219)       $(12,675)       $ (2,260)       $ (1,384)
                                                   ========        ========        ========        ========        ========
    Identifiable assets:
       Contract drilling ...................       $ 54,769        $ 60,555        $ 57,783        $ 62,838        $ 40,303
       Corporate cash equivalents ..........           --              --              --                22              22
                                                   --------        --------        --------        --------        --------
                                                   $ 54,769        $ 60,555        $ 57,783        $ 62,860        $ 40,325
                                                   ========        ========        ========        ========        ========
    Capital expenditures:
       Contract drilling ...................       $    921        $  1,207        $  5,949        $ 13,197        $  2,292
       Other ...............................           --              --              --               228             127
                                                   --------        --------        --------        --------        --------
                                                   $    921        $  1,207        $  5,949        $ 13,425        $  2,419
                                                   ========        ========        ========        ========        ========
    Depreciation and amortization:
       Contract drilling ...................       $  1,097        $  1,113        $  4,832        $  2,217        $  3,346
       Other ...............................           --              --              --               160             177
                                                   --------        --------        --------        --------        --------
                                                   $  1,097        $  1,113        $  4,832        $  2,377        $  3,523
                                                   ========        ========        ========        ========        ========
DISCONTINUED OPERATIONS: (Oil and
  Gas Properties)
    Revenues ...............................       $   --          $    462        $    462        $  1,732        $  2,549

    Operating income (loss) ................           --               (11)             (4)             86             186

    Identifiable assets ....................           --             6,450            --             6,837           6,588
    Capital Expenditures ...................           --                10            --             1,391             799
    Depreciation, depletion and amortization           --               166             166             642           1,040

     Revenues reported by industry segments consist principally of domestic and foreign revenues from unaffiliated customers as reported in the consolidated statements of operations since intersegment revenues are not significant. Revenues from the Company's foreign operations in Mexico, Central America, Argentina and Venezuela were $9,673,000 and $12,512,000 for the three months ended March 31, 1996 and 1995, respectively, $49,912,000 for the year ended December 31, 1995, $10,472,000 for the nine months ended December 31, 1994, and $11,562,000 for the year ended March 31, 1994, resulting in an operating profit of $507,000 and an operating loss of $491,000 for the three months ended March 31, 1996 and 1995, respectively, $8,818,000 for the year ended December 31, 1995, $88,000 for the nine months ended December 31, 1994; and $1,046,000 for the year ended March 31, 1994. Assets identified to these foreign operations totaled $19,693,000 and $20,420,000 at March 31, 1996 and 1995, respectively,
$18,714,000 at December 31, 1995; $15,336,000 at December 31, 1994; and
$6,237,000 at March 31, 1994.

     During the three months ended March 31, 1996, the year ended December 31, 1995, the nine months ended December 31, 1994 and the year ended March 31, 1994; no customer accounted for more than 10% of the Company's consolidated revenues.

(9)  RELATED-PARTY TRANSACTIONS

     Prior to June 2, 1994, certain of the Company's insurance coverage, including workers' compensation and excess liability coverage, was arranged by American Premier as part of a program which American Premier provided to its subsidiaries. Subsequent to the sale of the Company's common shares, the Company has obtained workers' compensation, excess liability coverage and certain other insurance from other sources. The Company and American Premier entered into an agreement pursuant to which the Company agreed to reimburse American Premier for all amounts advanced by American Premier from time to time on behalf of the Company in connection with American Premier's administration of the Company's workers' compensation and certain other insurance programs for the periods between July 20, 1989 and the closing of the common stock transaction. The amounts reimbursable to American Premier at March 31, 1996, December 31, 1995 and December 31, 1994 relating to this program were $2,050,000, $1,900,000, and $1,229,000, respectively. Subsequent to the common shares purchase by Norex Drilling, the Company obtained workers' compensation, excess liability coverage and certain other insurance from other sources.

     During the year ended March 31,1994, Thermal Drilling, Inc. ("Thermal"), the minority interest owner of the Company's majority-owned subsidiary, DI/Perfensa Inc. ("DI/Perfensa"), borrowed and repaid with interest certain sums from DI/Perfensa. At March 31, 1996, and December 31, 1995 and 1994 no amounts were due. At March 31, 1996 and December 31, 1995, $60,000 was due to DI/Perfensa from the President of Thermal.

(10) SUPPLEMENTAL CASH FLOW INFORMATION

     The effects of the changes in operating accounts on cash flows from operating activities are as follows:

                                                                                                        NINE MONTHS
                                                            THREE MONTHS ENDED         YEAR ENDED          ENDED          YEAR ENDED
                                                                  MARCH 31,            DECEMBER 31,     DECEMBER 31,       MARCH 31,
                                                          1996             1995             1995            1994             1994
                                                        -------          -------          -------          -------          -------
                                                               (unaudited)
Restricted cash ...............................         $  (250)         $  --            $(1,612)         $  --            $  --
Accounts and notes receivable .................           1,634             (660)          (3,558)          (5,334)               4
Inventory .....................................            (404)           1,045            1,152           (1,214)             250
Assets held for sale ..........................            --               --                118             --               --
Other current assets ..........................             991              980              274           (2,222)             222
Other noncurrent assets .......................            --                (54)            (179)              (1)            --
Accounts payable ..............................          (2,283)           1,857            5,289            3,244              700
Accrued workers' compensation .................            (685)             238              394             (800)             (60)
Customer advances .............................             (56)             343           (1,233)             985             (420)
Other current liabilities .....................           1,115             (531)           4,288              503             (520)
Other noncurrent liabilities ..................             822               74             --              1,800             --
Minority interest .............................               2              (26)            (131)             (17)             189
                                                        -------          -------          -------          -------          -------
  Net effects .................................         $   886          $ 3,266          $ 4,802          $(3,056)         $   365
                                                        =======          =======          =======          =======          =======

     During the three months ended March 31, 1996 and 1995, the Company entered into capital leases which totaled $130,000 and $0, respectively and during the year ended December 31, 1995, the Company entered into capital leases which totaled $265,000. During the nine months ended December 31, 1994, the Company entered into capital leases which totaled $640,000 and exchanged $1,900,000 of acquisition note payable, $1,900,000 of Series A preferred and a $1,300,000 note payable, for property (see Note 3). During the year ended March 31, 1994 the Company entered into capital leases which totaled $289,000. The Company made interest payments of $262,000 and $346,000 for the three months ended March 31, 1996 and 1995, respectively, $1,472,000 for the year ended December 31, 1995, $332,000 for the nine months ended December 31, 1994, and $257,000 for the year ended March 31, 1994.

(11) LEASE COMMITMENTS

     The Company leases certain office space under noncancellable lease agreements accounted for as operating leases. At March 31, 1996, lease commitments under noncancellable operating leases with an initial term of more than one year are $70,000. Rental expense under operating leases was $24,000 and $27,000 for the three months ended March 31, 1996 and 1995, respectively, $101,000 for the year ended December 31, 1995, $77,000 for the nine months ended December 31, 1994 and $109,000 for the year ended March 31, 1994.

     Leases, which transfer substantially all the risks and benefits of ownership associated with the underlying property to the Company, are accounted for as capital leases. The present value of the required lease payments is recorded as property and equipment, and the related debt is recorded as obligations under capital leases. The debt is amortized as each lease payment is made. Property under capital leases, consisting of field trucks and automobiles aggregating approximately $866,000 and $700,000 at March 31, 1996 and 1995, respectively, $733,000 at December 31, 1995, $807,000 at December 31, 1994, and $457,000 at March 31, 1994, respectively, is included in drilling and well service equipment.

     Lease payments under these capital leases totaled approximately $74,000 and $70,000 for the three months ended March 31, 1996 and 1995, respectively, $280,000 for the year ended December 31, 1995 and $175,000 for the nine months ended December 31, 1994, with annual payments due of $368,000 in 1996, $210,000 in 1997 and $149,000 in 1998.

(12) CONTINGENCIES

     The Company is proceeding against Charlestown Industries, Inc. (a 50% "Partner"), who was a co-defendant in the joint venture to recover their respective portion of the OFS 1987, Mid-Year et al v DI Exploration Lawsuit of which $1,800,000 was paid by the Company. A judgment has been rendered in favor of the Company against the Partner in the state of Oklahoma. The future recovery of the amount, and term of recovery, is uncertain and no credit has been recorded as of March 31, 1996. Charlestown Industries filed for protection with the US Bankruptcy Act and the Company's claim is scheduled for hearing in June 1996.

     The Company is involved in litigation incidental to the conduct of its business, none of which management believes is, individually or in the aggregate, material to the Company's consolidated financial condition or results of operations.

     Substantially all of the Company's contract drilling activities are conducted with independent oil and gas companies in the United States or with national utility or national petroleum companies in Mexico, Central America and South America. Historically, the Company has not required collateral or other security to support the related receivables from such customers. However, the Company has required certain customers to deposit funds in escrow prior to the commencement of drilling. Actions typically taken by the Company in the event of nonpayment include filing a lien on the customer's producing properties and filing suit against the customer.

(13) EVENT SUBSEQUENT TO MARCH 31, 1996

     As of March 31, 1996, the Company was not in compliance with a certain financial covenant in the NordlandsBanken AS loan agreement and subsequent to such date, received a waiver with respect to such covenant from NordlandsBanken AS.

     On May 7, 1996 the Company entered into two separate definitive merger agreements to effect a $25 million equity infusion and deep drilling equipment acquisition transaction.
                                      F-17

     Under the first agreement, R. T. Oliver, Inc. ("RTO") and Land Rig Acquisition Corporation ("LRAC") will merge with a new subsidiary of the Company in exchange for 39,637,378 shares of DI common stock or 31,709,902 shares of DI common stock if the LRAC and RTO shareholders exercise an option to receive up to $5 million in cash. In addition, warrants will also be issued to acquire up to 1,720,000 additional shares of DI common stock, the exercise of which is contingent upon the occurrence of certain events. These mergers will result in the acquisition of 18 inactive, deep capacity land drilling rigs which includes five 3,000 horsepower and nine 2,000 horsepower land rigs which are rated for depths of 25,000 feet or greater. The Company believes that these rigs can be brought up to operating condition within a reasonable time on an economic basis and that this group of rigs represents a significant concentration of the relatively small number of such deep drilling land rigs currently available in the market.

     Under the second agreement, a subsidiary of Somerset Drilling Associates, L.L.C. ("Somerset"), a privately-held investment limited liability company, will be merged into the Company in exchange for 39,637,378 shares of DI common stock and warrants to acquire up to 1,720,000 shares of DI common stock, the exercise of which is contingent upon the occurrence of certain events. This merger transaction will result in a $25 million equity infusion into the Company and it is anticipated that these funds will be used for combined rig fleet refurbishment, funding of the above described cash option and general corporate purposes.

     There are certain conditions to closing of these transactions including approval by the Company's shareholders, the effectiveness of a registration statement with the Securities and Exchange Commission covering the issuance of the shares, and the cancellation of the 1995 subscription by Norex Drilling, Ltd. ("Norex") for 4,000 shares of Series B Preferred Stock and related Series B Warrants. The $4,000,000 subscription will be repaid to Norex by the Company with the proceeds from a term loan that will be made by Norex to the Company. Somerset is currently arranging financing for its equity infusion which it expects to complete within 30 days.

     The proposed merger will result in an ownership change in the Company as defined by Section 382 of the Internal Revenue Code which will further limit the ultimate utilization of the Company's NOL carryforwards referred to in Note 5.

     On June 3, 1996, the Company signed a definitive agreement to sell the operational assets of Western Oil Well Service Co., a wholly owned subsidiary of the Company, for $3.95 million in cash. Pursuant to the terms of the agreement, the buyer will also assume all existing leases of Western which primarily include leases for vehicles. It is anticipated that the transaction will close during June 1996.

     On June 10, 1996, Norex Drilling, Ltd. advanced $1,000,000 to the Company pursuant to a Promissory Note (the "Note") and Commercial Security Agreement as provided for in the Merger Agreements. The Note bears interest at 12% per annum and will mature on October 31, 1996 or the Closing Date of the Mergers, whichever occurs first. The Company's domestic accounts receivable will be pledged under the security agreement.

                                      F-18

(14) QUARTERLY FINANCIAL DATA (UNAUDITED)

     Summarized quarterly financial data for the three months ended March 31, 1996, the year ended December 31, 1995, the nine months ended December 31, 1994 and the year ended March 31, 1994 are set forth below. Certain reclassification have been made to the quarterly financial data to conform with the amounts presented in the Consolidated Statements of Operations.

                                                                 QUARTER ENDED
                                                                     MARCH
                                                                     1996
                                                                 -------------
Revenues ..............................................           $ 20,102
Gross profit (loss) (1) ...............................              1,166
Operating loss ........................................             (1,253)
Net loss-continuing operations ........................             (1,491)
Discontinued operations ...............................               --
Net loss ..............................................             (1,491)
Net loss applicable to common stock ...................             (1,641)
Net loss per common share .............................               (.04)

                                                                               QUARTER ENDED
                                                        ----------------------------------------------------------
                                                          MARCH           JUNE         SEPTEMBER         DECEMBER
                                                          1995            1995            1995             1995              TOTAL
                                                        --------        ---------        --------        ---------          -------
Revenues ......................................        $ 22,344         $ 23,151         $ 27,106         $ 22,108         $ 94,709
Gross profit (loss) (1) .......................            (180)            (814)             448            1,430              884
Operating loss ................................            (180)            (814)          (1,565)         (10,234)         (12,793)
Net loss-continuing operations ................          (2,219)          (1,122)          (1,234)          (8,100)         (12,675)
Discontinued operations .......................             (11)            (543)            (116)            (102)            (772)
Net loss ......................................          (2,230)          (1,665)          (1,350)          (8,202)         (13,447)
Net loss per common share .....................            (.06)            (.04)            (.03)            (.22)            (.35)

                                              QUARTER ENDED
                                    -------------------------------------------
                                      JUNE      SEPTEMBER    DECEMBER
                                      1994        1994         1994       TOTAL
                                    ---------    --------   --------    -------
Revenues .......................   $ 14,331    $ 17,215    $ 19,441    $ 50,987
Gross profit(1) ................         29         545       1,425       1,999
Operating loss .................     (1,292)       (837)       (323)     (2,452)
Net loss-continuing operations .       (935)       (872)       (453)     (2,260)
Discontinued operations ........         14          49         (12)         51
Net loss .......................       (921)       (823)       (465)     (2,209)
Net loss per common share ......       (.03)       (.02)       (.01)       (.06)

                                                            QUARTER ENDED
                                          ----------------------------------------------
                                            JUNE       SEPTEMBER   DECEMBER     MARCH
                                            1993         1993        1993        1994        TOTAL
                                          --------    ---------    --------    ---------    -------
Revenues ..............................   $ 15,494    $ 20,402    $ 17,553    $ 14,406    $ 67,855
Gross profit (1) ......................      1,557       2,245       1,014         465       5,281
Operating income (loss) ...............         16         834        (541)     (1,461)     (1,152)
Net income (loss)-continuing operations        (31)        551        (597)     (1,307)     (1,384)
Discontinued operations ...............         56      (1,385)         31          24      (1,274)
Net income (loss) .....................         25        (834)       (566)     (1,283)     (2,658)
Net loss per common share .............       --          (.02)       (.01)       (.04)       (.07)

(1) Gross Profit is computed as consolidated revenues less operating expenses (which excludes expenses for Depreciation and Amortization, General and Administrative, Bad Debt and Legal).

                                      F-19

                                  SCHEDULE VIII

                      DI INDUSTRIES, INC. AND SUBSIDIARIES

                        VALUATION AND QUALIFYING ACCOUNTS
                                 (In thousands)

                                                                           BALANCE AT      ADDITIONS     COLLECTIONS      BALANCE AT
                                                                            BEGINNING     CHARGED TO         AND             END
                                                                            OF PERIOD      ALLOWANCE      WRITE-OFFS       OF PERIOD
                                                                            ---------      ---------      ----------       ---------
Year Ended March 31, 1994:
     Allowance for doubtful accounts receivable ...................          $2,400          $  287          $ (516)          $2,171
                                                                             ======          ======          ======           ======
Nine Months Ended December 31, 1994:
     Allowance for doubtful accounts receivable ...................          $2,171          $  122          $ (227)          $2,066
                                                                             ======          ======          ======           ======
Year Ended December 31, 1995:
     Allowance for doubtful accounts receivable ...................          $2,066          $  291          $ (406)          $1,951
                                                                             ======          ======          ======           ======
Three Months Ended March 31, 1996 (unaudited):
     Allowance for doubtful accounts receivable ...................          $1,951          $-              $  (16)          $1,935
                                                                             ======          ======          ======           ======

                                      F-20

                                                                      APPENDIX A
                          AGREEMENT AND PLAN OF MERGER

                                      AMONG

                              DI INDUSTRIES, INC.,

                              DI MERGER SUB, INC.,

                               ROY T. OLIVER, JR.,

                                 MIKE L. MULLEN,

                                R.T. OLIVER, INC.

                                       AND

                           LAND RIG ACQUISITION CORP.

                                   MAY 7, 1996

                                TABLE OF CONTENTS
                                                                            PAGE
                                    ARTICLE I
                                   THE MERGER

1.1      The Merger...........................................................1
1.2      Closing Date.........................................................2
1.3      Consummation of the Merger...........................................2
1.4      Effects of the Merger................................................2
1.5      Certificate of Incorporation; Bylaws.................................2
1.6      Directors and Officers...............................................2
1.7      Cash Option..........................................................2
1.8      Conversion of Securities.............................................4
1.9      Exchange of Certificates; Fractional Shares..........................5
1.10     Stock Legends........................................................5
1.11     Taking of Necessary Action; Further Action...........................5
1.12     Adjustment...........................................................6

                                   ARTICLE II
                         REPRESENTATIONS AND WARRANTIES

2.1      Representations and Warranties of DI and Sub.........................6
2.2      Representations and Warranties of LRAC and RTO......................16

                                   ARTICLE III
                  COVENANTS OF LRAC PRIOR TO THE EFFECTIVE TIME

3.1      Conduct of Business by LRAC and RTO Pending the Merger..............21
3.2      Registration Statement and Proxy Statement..........................22
3.3      Approval of Shareholders of LRAC and RTO............................22
3.4      Inquiries and Negotiations..........................................22
3.5      Access to Information...............................................22
3.6      Nonpublic Information...............................................22

                                   ARTICLE IV
                   COVENANTS OF DI PRIOR TO THE EFFECTIVE TIME

4.1      Conduct of Business by DI Pending the Merger........................23
4.2      Approval of Shareholders of DI......................................24
4.3      Registration Statement and Proxy Statement..........................25
4.4      Reservation of DI Stock.............................................25

                                        i

4.5      American Stock Exchange Listing.....................................25
4.6      Inquiries and Negotiations..........................................25
4.7      Financial Statements of DI..........................................26
4.8      Access to Information...............................................26

                                    ARTICLE V
                              ADDITIONAL AGREEMENTS

5.1      Accountants' Letters................................................27
5.2      Filings; Consents; Reasonable Efforts...............................27
5.3      Notification of Certain Matters.....................................27
5.4      Agreement to Defend.................................................27
5.5      Expenses............................................................28
5.6      DI's Board of Directors.............................................28
5.7      Indemnification.....................................................28
5.8      Tax Opinion.........................................................29
5.9      Tax Returns.........................................................29
5.10     Other Agreements....................................................29
5.11     Interim Financing...................................................30
5.12     Storage of Rigs.....................................................30

                                   ARTICLE VI
                                   CONDITIONS

6.1      Conditions to Obligation of Each Party to Effect the Merger.........30
6.2      Additional Conditions to Obligations of DI..........................31
6.3      Additional Conditions to Obligations of LRAC and RTO................32

                                   ARTICLE VII
                                  MISCELLANEOUS

7.1      Termination.........................................................33
7.2      Effect of Termination...............................................34
7.3      Waiver and Amendment................................................34
7.4      Survival of Representations, Warranties and Agreements..............35
7.5      Public Statements...................................................35
7.6      Reorganization Status...............................................35
7.7      No Other Representations or Warranties..............................35
7.8      Assignment..........................................................35
7.9      Notices.............................................................35
7.10     Governing Law.......................................................36
7.11     Severability........................................................37
7.12     Counterparts........................................................37

                                       ii

7.13     Headings............................................................37
7.14     Entire Agreement; Third Party Beneficiaries.........................37
7.15     Disclosure Letter...................................................37
7.16     Consent to Specific Performance.....................................37

LIST OF SCHEDULES AND EXHIBITS

Schedule A     ..........  Description of Rigs
Schedule B     ..........  List of LRAC Shareholders
Schedule C     ..........  Excess Assets
Schedule D     ..........  RTO Liabilities
Exhibit A      ..........  Board Designees
Exhibit B      ..........  Form of Credit Agreement
Exhibit C      ..........  Form of Legal Opinion of Novakov, Davidson & Flynn
Exhibit D      ..........  Form of Legal Opinion of Short Wiggins Margo & Adler
Exhibit E      ..........  Form of Legal Opinion of Cokinos, Bosien & Young
Exhibit F      ..........  Form of Non-Competition Agreement
Exhibit G      ..........  Form of Warrant

                                       iii

                             INDEX OF DEFINED TERMS

Agreement         .............................................................1
Benefit Program or Agreement..................................................11
Cash Option       .............................................................1
Cash Option Shares.............................................................3
CERCLA            ............................................................15
Closing Date      .............................................................2
Code              .............................................................1
Commission        .............................................................9
Current Discussions...........................................................25
DGCL              .............................................................1
DI                .............................................................1
DI Acquisition Transaction....................................................26
DI Charter        .............................................................6
DI Commission Filings..........................................................9
DI Common Stock   .............................................................1
DI Disclosure Letter...........................................................7
DI Environmental Permits......................................................14
DI ERISA Affiliate............................................................11
DI Meeting        .............................................................3
DI Preferred Stock.............................................................7
DI Series A Preferred Stock....................................................7
DI Series B Preferred Stock....................................................7
DI Series B Warrants...........................................................7
DI Subsidiary     .............................................................7
Effective Time    .............................................................2
Environmental Laws............................................................14
ERISA             ............................................................11
Excess Assets     ............................................................18
Exchange Act      .............................................................9
Governmental Authority........................................................15
HSR Act           .............................................................8
LRAC              .............................................................1
LRAC Cash Option Price.........................................................2
LRAC Cash Option Shares........................................................3
LRAC Charter      ............................................................17
LRAC Common Stock .............................................................1
LRAC Shares       .............................................................4
M/O Acquisition Transaction...................................................22
M/O Common Stock  .............................................................1
M/O Shares        .............................................................4
Mailing Date      ............................................................25
Merger            .............................................................1
MME               ............................................................30

                                       iv

Mullen            .............................................................1
Non-Competition Agreement.....................................................29
Nonsurviving Corporations......................................................1
Norex             ............................................................30
Norex Lien        ............................................................30
OGCA              .............................................................1
Oliver            .............................................................1
Plan              ............................................................11
Proxy Statement   ............................................................25
RCRA              ............................................................15
Registration Statement........................................................25
Rigs              ............................................................18
RTO               .............................................................1
RTO Cash Option Price..........................................................3
RTO Cash Option Shares.........................................................3
RTO Charter       ............................................................17
RTO Common Stock  .............................................................1
RTO Environmental Permits.....................................................20
RTO Liabilities   ............................................................18
RTO Shares        .............................................................4
Securities Act    .............................................................5
Somerset          ............................................................22
Sub               .............................................................1
Surviving Corporation..........................................................1
Tax Returns       ............................................................13
Taxes             ............................................................13
USRE              ............................................................29

                                        v

                          AGREEMENT AND PLAN OF MERGER


         This Agreement and Plan of Merger, dated as of the 7th day of May, 1996 (the "Agreement"), is among DI Industries, Inc., a Texas corporation ("DI"), DI Merger Sub, Inc., a newly formed Delaware corporation and a wholly owned subsidiary of DI ("Sub"), Roy T. Oliver, Jr. ("Oliver"), Mike L. Mullen ("Mullen"), R.T. Oliver, Inc., an Oklahoma corporation ("RTO"), and Land Rig Acquisition Corp., a Delaware corporation ("LRAC").

         WHEREAS, subject to and in accordance with the terms and conditions of this Agreement, the respective Boards of Directors of DI, Sub, RTO and LRAC, and DI as the sole stockholder of Sub, have approved the merger of Sub and RTO with and into LRAC (the "Merger"), whereby the issued and outstanding shares of common stock, no par value, of LRAC ("LRAC Common Stock") not owned directly or indirectly by LRAC, and the issued and outstanding shares of common stock, par value $1.00 per share, of RTO ("RTO Common Stock" and, together with the LRAC Common Stock, "M/O Common Stock") not owned directly or indirectly by RTO will be converted into the right to receive shares of common stock, par value $.10 per share, of DI ("DI Common Stock"), except to the extent that holders of M/O Common Stock have elected to receive cash for a portion of the M/O Common Stock, as provided in Section 1.7 hereof (the "Cash Option");

         WHEREAS, Oliver and Mullen are the principal stockholders of LRAC and RTO and will be receiving DI Common Stock in the Merger;

         WHEREAS, for federal income tax purposes, it is intended that the Merger shall qualify as a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code");

         WHEREAS, the parties hereto desire to set forth certain representations, warranties and covenants made by each to the other as an inducement to the consummation of the Merger;

         NOW, THEREFORE, in consideration of the premises and of the mutual representations, warranties and covenants herein contained, the parties hereto hereby agree as follows:

                                    ARTICLE I
                                   THE MERGER

         1.1 THE MERGER. Subject to and in accordance with the terms and conditions of this Agreement and in accordance with the General Corporation Law of the State of Delaware (the "DGCL") and the Oklahoma General Corporation Act ("OGCA"), at the Effective Time (as defined in Section 1.3) Sub and RTO shall be merged with and into LRAC. As a result of the Merger, the separate corporate existence of Sub and RTO (sometimes referred to herein as the "Nonsurviving Corporations") shall cease and LRAC shall continue as the surviving corporation (sometimes referred to herein as the "Surviving Corporation") and all the properties, rights, privileges, powers and franchises of the Nonsurviving Corporations shall vest in the Surviving

                                        1

Corporation, without any transfer or assignment having occurred, and all debts, liabilities, obligations and duties of the Nonsurviving Corporations shall attach to the Surviving Corporation, all in accordance with the DGCL and the OGCA.

         1.2 CLOSING DATE. The closing of the transactions contemplated by this Agreement shall take place at the offices of Cokinos, Bosien & Young as soon as practicable after the satisfaction or waiver of the conditions set forth in
Article VI or at such other time and place and on such other date as the parties hereto shall agree, provided, that the closing conditions set forth in Article VI shall have been satisfied or waived at or prior to such time. The date on which such closing occurs is herein referred to as the "Closing Date."

         1.3 CONSUMMATION OF THE MERGER. As soon as practicable on the Closing Date, the parties hereto will cause the Merger to be consummated by filing (i) with the Secretary of State of Delaware a certificate of merger in such form as required by, and executed in accordance with the relevant provisions of, the DGCL and (ii) with the Secretary of State of Oklahoma a certificate of merger in such form as required by, and executed in accordance with the relevant provisions of, the OGCA. The "Effective Time" of the Merger as that term is used in this Agreement shall mean such time as the certificate of merger is duly filed with the Secretary of State of Delaware and the certificate of merger is duly filed with the Secretary of State of Oklahoma, or at such later time (not to exceed 90 days after the Closing Date) as is specified in the certificates of merger pursuant to the mutual agreement of the parties hereto.

         1.4 EFFECTS OF THE MERGER. The Merger shall have the effects set forth in the applicable provisions of the DGCL and the OGCA.

         1.5 CERTIFICATE OF INCORPORATION; BYLAWS. The Certificate of Incorporation of LRAC, as in effect immediately prior to the Effective Time, shall be the Certificate of Incorporation of the Surviving Corporation and thereafter shall continue to be its Certificate of Incorporation until amended as provided therein and under the DGCL. The bylaws of LRAC, as in effect immediately prior to the Effective Time, shall be the bylaws of the Surviving Corporation and thereafter shall continue to be its bylaws until amended as provided therein and under the DGCL.

         1.6 DIRECTORS AND OFFICERS. The directors of Sub immediately prior to the Effective Time shall be the directors of the Surviving Corporation at and after the Effective Time, each to hold office in accordance with the Certificate of Incorporation and bylaws of the Surviving Corporation, and the officers of Sub immediately prior to the Effective Time shall be the officers of the Surviving Corporation at and after the Effective Time, in each case until their respective successors are duly elected or appointed and qualified. The directors and officers of DI at and after the Effective Time shall be as provided in
Section 5.6.

         1.7 CASH OPTION. Holders of M/O Common Stock may elect to receive cash for their shares of such stock in connection with the Merger in accordance with the following:

                  (a) Any holder of LRAC Common Stock may elect to receive $17,818.25 per share in cash (the "LRAC Cash Option Price") for some or all of such holder's shares, in

                                        2

         lieu of receiving DI Common Stock therefor pursuant to Section 1.8 hereof, by delivering to DI a duly executed letter of transmittal in the form agreed to by the parties hereto, together with the certificate or certificates for the shares of LRAC Common Stock as to which the Cash Option is being elected, before the close of business on the last business day prior to the date of the meeting of DI stockholders which shall be held to approve this Agreement and the Merger and all other matters contemplated hereby (the "DI Meeting"). The shares with respect to which such election is timely made are herein sometimes called "LRAC Cash Option Shares."All such elections shall be revocable in accordance with the terms of such letter of transmittal until the close of business on the last business day prior to the date of the DI Meeting and, if required by law, at any time which is later than 60 days after the date on which the Proxy Statement (as hereinafter defined) is first mailed to stockholders of DI, if the Merger has not theretofore been consummated. If the Cash Option is duly elected and remains unrevoked at the close of business on the last business day prior to the date of the DI Meeting with respect to no more than 200 shares of LRAC Common Stock, cash in an amount determined by multiplying the LRAC Cash Option Price by the number of LRAC Cash Option Shares will be distributed to the holders of LRAC Cash Option Shares. If the Cash Option is duly elected and remains unrevoked at the close of business on the last business day prior to the date of the DI Meeting with respect to more than 200 shares of LRAC Common Stock:

                           (i) three million five hundred sixty-three thousand
                  six hundred fifty dollars ($3,563,650) in cash , and

                           (ii) that number of shares of DI Common Stock into
                  which the LRAC Cash Option Shares in excess of 200 would otherwise have been converted under Section 1.8 hereof,

         will be distributed on a pro rata basis to the holders of the LRAC Cash Option Shares (subject to the provisions of Section 1.8).

                  (b) Any holder of RTO Common Stock may elect to receive $14,363.50 per share in cash (the "RTO Cash Option Price") for some or all of such holder's shares, in lieu of receiving DI Common Stock therefor pursuant to Section 1.8 hereof, by delivering to DI a duly executed letter of transmittal in the form agreed to by the parties hereto, together with the certificate or certificates for the shares of RTO Common Stock as to which the Cash Option is being elected, before the close of business on the last business day prior to the date of the DI Meeting. The shares with respect to which such election is timely made are herein sometimes called "RTO Cash Option Shares" and, together with the LRAC Cash Option Shares, the "Cash Option Shares." All such elections shall be revocable in accordance with the terms of such letter of transmittal until the close of business on the last business day prior to the date of the DI Meeting and, if required by law, at any time which is later than 60 days after the date on which the Proxy Statement (as hereinafter defined) is first mailed to stockholders of DI, if the Merger has not theretofore been consummated. If the Cash Option is duly elected and remains unrevoked at the close of business on the last business day prior to the date of the DI Meeting with respect to no more than 100 shares of RTO Common Stock, cash in an amount

                                        3

         determined by multiplying the RTO Cash Option Price by the number of RTO Cash Option Shares will be distributed to the holders of RTO Cash Option Shares. If the Cash Option is duly elected and remains unrevoked at the close of business on the last business day prior to the date of the DI Meeting with respect to more than 100 shares of RTO Common
         Stock:

                           (i) one million four hundred thirty-six thousand
                  three hundred fifty dollars ($1,436,350) in cash , and

                           (ii) that number of shares of DI Common Stock into
                  which the RTO Cash Option Shares in excess of 100 would otherwise have been converted under Section 1.8 hereof,

         will be distributed on a pro rata basis to the holders of the RTO Cash Option Shares (subject to the provisions of Section 1.8).

                  (c) Payment for those Cash Option Shares purchased pursuant to the terms of this Section 1.7 will be delivered to holders of such shares as soon as practicable after the Effective Time of the Merger. All elections to receive cash for M/O Common Stock pursuant to this
         Section 1.7 shall automatically terminate if this Agreement is terminated for any reason. In the event of such termination, the certificates for the shares of M/O Common Stock delivered to DI will be promptly returned to the persons entitled thereto.

         1.8 CONVERSION OF SECURITIES. Subject to the terms and conditions of this Agreement at the Effective Time, by virtue of the Merger and without any action on the part of DI, LRAC, Sub, RTO or their respective stockholders:

                  (a) (i) Each share of LRAC Common Stock issued and outstanding immediately prior to the Effective Time (unless the holder thereof shall have duly elected to receive cash therefor pursuant to the Cash Option and the terms thereof set forth in Section 1.7(a) hereof), other than any shares of LRAC Common Stock to be canceled pursuant to Section 1.8(b) (the "LRAC Shares"), shall be converted into the right to receive 28,250.748 shares of DI Common Stock and (ii) each share of RTO Common Stock issued and outstanding immediately prior to the Effective Time, other than any shares of RTO Common Stock to be canceled pursuant to Section 1.8(b) (the "RTO Shares" and, together with the LRAC Shares, the "M/O Shares"), shall be converted into the right to receive 22,773.26 shares of DI Common Stock; provided, however, that no fractional shares of DI Common Stock shall be issued, and, in lieu thereof, a cash payment shall be made in accordance with Section 1.9(b) hereof. The parties hereto acknowledge that the foregoing exchange ratio is based upon the representation of the parties as to their current capitalization as set forth in paragraphs 2.1(b) and 2.2(b).

                  (b) Each LRAC Share held in the treasury of LRAC, each RTO Share held in the treasury of RTO and each LRAC Share or RTO Share owned by DI or any direct or indirect wholly owned subsidiary of DI or of LRAC or RTO immediately prior to the

                                        4

         Effective Time shall be cancelled and extinguished without any conversion thereof and no payment shall be made with respect thereto.

                  (c) Each share of common stock, par value $.01 per share, of Sub issued and outstanding immediately prior to the Effective Time shall be converted into one share of common stock, no par value, of the Surviving Corporation.

         1.9      EXCHANGE OF CERTIFICATES; FRACTIONAL SHARES.

                  (a) As soon as practicable after the Effective Time, DI shall make the cash payment pursuant to the Cash Option in accordance with
         Section 1.7 hereof, and deliver to the stockholders of LRAC and RTO certificates representing the DI Common Stock issuable to them pursuant to the terms of Section 1.8(a) hereof.

                  (b) No fraction of a share of DI Common Stock shall be issued, but in lieu thereof each holder of M/O Common Stock who would otherwise be entitled to a fraction of a share of DI Common Stock shall, upon surrender of the certificate formerly representing M/O Common Stock held by such holder to DI, be paid an amount in cash equal to the value of such fraction of a share based upon the closing sales price of DI Common Stock, as reported on the American Stock Exchange, on the first day on which there is a reported trade in the DI Common Stock after the Effective Time. No interest shall be paid on such amount. All shares of M/O Common Stock held by a record holder shall be aggregated for purposes of computing the number of shares of DI Common Stock to be issued pursuant to this Article I and cash in lieu of fractional shares payable hereunder.

                  (c) None of DI, Sub, RTO, LRAC or the Surviving Corporation shall be liable to a holder of the M/O Shares for any amount properly paid or shares of DI Common Stock properly delivered to a public official pursuant to applicable property, escheat or similar laws.

         1.10 STOCK LEGENDS. Certificates representing shares of DI Common Stock issued to persons deemed to be affiliates (as that term is used for purposes of Rule 145 under the Securities Act of 1933, as amended (the "Securities Act")) of LRAC or RTO on the date of the approval of the stockholders of those corporations referred to in Section 3.3 hereof, shall bear the legend set forth below:

                  These shares were issued in a transaction to which Rule 145 promulgated under the Securities Act of 1933 applies. These shares may only be transferred in accordance with the terms of such Rule.

         1.11 TAKING OF NECESSARY ACTION; FURTHER ACTION. The parties hereto shall take all such reasonable and lawful action as may be necessary or appropriate in order to effectuate the Merger as promptly as possible. If, at any time after the Effective Time, any such further action is necessary or desirable to carry out the purposes of this Agreement and to vest the Surviving Corporation with full right, title to and possession of all assets, property, rights, privileges,

                                        5

powers and franchises of the Nonsurviving Corporations, such corporations shall direct their officers and directors to take all such lawful and necessary action.

         1.12 ADJUSTMENT. If for any reason on the Closing Date the number of shares of DI Common Stock which are issued and outstanding or subject to outstanding options or warrants is less than indicated in Section 2.1(b) hereof, the aggregate number of shares issuable to the shareholders of LRAC and RTO pursuant to Section 1.8 shall be reduced by an equivalent number of shares. If the number of shares of DI Common Stock issued and outstanding or subject to outstanding options or warrants on the Closing Date exceeds the number of shares indicated in Section 2.1(b), the aggregate number of shares issuable pursuant to
Section 1.8 shall be increased by an equivalent number of shares. Any such increase or decrease shall be allocated 71.273% to LRAC shareholders and 28.727% to RTO shareholders. The parties hereto acknowledge that the continued exercisability of an option to purchase one million shares of DI Common Stock previously granted to Max M. Dillard is uncertain and that, so long as the uncertainty exists on the Closing Date, the shares subject to that option will not be deemed to be subject to outstanding options for the purposes of this Section.

                                   ARTICLE II
                         REPRESENTATIONS AND WARRANTIES

         2.1 REPRESENTATIONS AND WARRANTIES OF DI AND SUB. DI and Sub hereby jointly and severally represent and warrant to LRAC, RTO, Mullen and Oliver that, as of the date hereof:

                  (a) ORGANIZATION AND COMPLIANCE WITH LAW. Each of DI and the DI Subsidiaries (as hereinafter defined) is a corporation or partnership duly organized, validly existing and, with respect to corporations and limited partnerships, in good standing under the laws of the jurisdiction in which it is chartered or organized and has all requisite corporate or partnership power and corporate or partnership authority and all necessary governmental authorization to own, lease and operate all of its properties and assets and to carry on its business as now being conducted, except where the failure to be so organized, existing or in good standing or to have such governmental authority would not have a material adverse effect on the financial condition, results of operations or business of DI and the DI Subsidiaries, taken as a whole. To the knowledge of DI, each of DI and the DI Subsidiaries that is a corporation or a limited partnership is duly qualified as a foreign corporation or partnership to do business, and is in good standing, in each jurisdiction in which the property owned, leased or operated by it or the nature of the business conducted by it makes such qualification necessary, except in such jurisdictions where the failure to be duly qualified does not and would not, either individually or in the aggregate, have a material adverse effect on the financial condition, results of operation or business of DI and the DI Subsidiaries, taken as a whole. To the knowledge of DI, each of DI and the DI Subsidiaries is in compliance with all applicable laws, judgments, orders, rules and regulations, domestic and foreign, except where failure to be in such compliance would not have a material adverse effect on the financial condition, results of operations or business of DI and the DI Subsidiaries, taken as a whole. DI has heretofore delivered to LRAC and RTO true and complete copies of DI's Articles of Incorporation (the "DI

                                        6

         Charter") and bylaws, and the Certificate of Incorporation of each of DI and Sub, as in existence on the date hereof.

                  A "DI Subsidiary" means any corporation or other entity of which at least a majority of the outstanding shares of voting stock or other ownership interests having by the terms thereof ordinary power to vote generally for the election of the board of directors (or persons performing similar functions) of such corporation or entity (irrespective of whether or not at the time, in the case of a corporation, stock of any other class or classes of such corporation shall have or might have voting power by reason of the happening of any contingency) is at the time directly or indirectly owned or controlled by DI or one or more of the DI Subsidiaries or by DI and one or more of the DI Subsidiaries. A list of all DI Subsidiaries is set forth in
         Section 2.1(a) of the disclosure letter delivered by DI to LRAC and RTO on the date hereof (the "DI Disclosure Letter").

                  (b)      CAPITALIZATION.

                           (i) As of the date hereof, the authorized capital
                  stock of DI consists of 75,000,000 shares of Common Stock, par value $.10 per share, and 1,000,000 shares of preferred stock, par value $1.00 per share (the "DI Preferred Stock"). As of the date hereof, there are issued and outstanding 38,669,378 shares of DI Common Stock and 90,000 shares of Series A Convertible Redeemable Preferred Stock, par value $1.00 per share, of DI ("DI Series A Preferred Stock"), which is convertible into 720,000 shares of DI Common Stock. DI has received a subscription and the purchase price for 4,000 shares of Series B 15% Cumulative Redeemable Preferred Stock, par value $1.00 per share, of DI ("DI Series B Preferred Stock"). There are no shares of DI Common Stock or DI Preferred Stock held as treasury shares. As of the date hereof, an aggregate of 968,000 shares of DI Common Stock are reserved for issuance and issuable pursuant to or upon the exercise of outstanding options and 5,333,333 shares would be issuable upon exercise of certain warrants which would be issued in connection with the DI Series B Preferred Stock (the "DI Series B Warrants"). DI will reserve for issuance, out of its authorized but unissued capital stock, such number of shares of DI Common Stock as may be issuable upon consummation of the Merger. All issued shares of DI Common Stock and DI Preferred Stock are validly issued, fully paid and nonassessable and, except as set forth in Section 2.1(b) of the DI Disclosure Letter, no holder thereof is entitled to preemptive rights. Assuming the correctness of the representations of LRAC and RTO set forth at Section 2.2(b)(i), all shares of DI Common Stock to be issued pursuant to the Merger, when issued in accordance with this Agreement, will be validly issued, fully paid and nonassessable, and the issuance thereof will not violate the preemptive rights of any person. Except as set forth in Section 2.1(b) of the DI Disclosure Letter, DI is not a party to, and is not aware of, any voting agreement, voting trust or similar agreement or arrangement relating to any class or series of its capital stock, or any agreement or arrangement providing for registration rights with respect to any capital stock or other securities of DI, other than those that have expired or been terminated prior to the date hereof.

                                        7

                           (ii) Except as set forth in this Section 2.1(b) and
                  Section 2.1(b) of the DI Disclosure Letter, and except for issuances contemplated by this Agreement in connection with the Merger, there are not now, and at the Effective Time there will not be, any (A) shares of capital stock or other equity securities of DI, DI or Sub outstanding (other than DI Common Stock issued pursuant to the exercise of DI options and warrants as described herein) or (B) outstanding options, warrants, scrip, rights to subscribe for, calls or commitments of any character whatsoever relating to, or securities or rights convertible into or exchangeable for, shares of any class of capital stock of DI or Sub, or contracts, understandings or arrangements to which DI, Delco or Sub is a party, or by which any of them is or may be bound, to issue additional shares of its capital stock or options, warrants, scrip or rights to subscribe for, or securities or rights convertible into or exchangeable for, any additional shares of its capital stock.

                           (iii) Except as set forth in Section 2.1(b) of the DI
                  Disclosure Letter, all outstanding shares of capital stock of the DI Subsidiaries are owned by DI, a wholly owned subsidiary of DI or individuals who hold nominal quantities of shares on behalf of DI or such a subsidiary as director's qualifying shares, free and clear of all liens, charges, encumbrances, adverse claims and options of any nature which are material to DI and the DI Subsidiaries, taken as a whole.

                           (iv) As of the date hereof, the authorized capital
                  stock of Sub consists of 1,000 shares of common stock, par value $.01 per share, all of which are validly issued, fully paid and nonassessable and are owned by DI.

                  (c) AUTHORIZATION AND VALIDITY OF AGREEMENT. DI and Sub have all requisite corporate power and authority to enter into this Agreement and to perform their respective obligations hereunder. The execution and delivery by DI and Sub of this Agreement and the consummation by each of them of the transactions contemplated hereby have been duly authorized by all necessary corporate action (subject only to approval of the stockholders of DI). On or prior to the date hereof, the Board of Directors of DI has determined to recommend the approval of the Merger, and such determination is in effect as of the date hereof. This Agreement has been duly executed and delivered by DI and Sub and is the valid and binding obligation of DI and Sub and enforceable against them in accordance with its terms.

                  (d) NO APPROVALS OR NOTICES REQUIRED; NO CONFLICT WITH INSTRUMENTS TO WHICH DI OR ANY OF THE DI SUBSIDIARIES IS A PARTY. Neither the execution and delivery of this Agreement nor the performance by DI or Sub of its obligations hereunder, nor the consummation of the transactions contemplated hereby by DI and Sub will
         (i) conflict with the DI Charter or the bylaws of DI or the charter or bylaws of any of the DI Subsidiaries; (ii) assuming satisfaction of the requirements set forth in clause (iii) below, violate any provision of law applicable to DI or any of the DI Subsidiaries; (iii) except for
         (A) requirements of federal or state securities laws, (B) requirements arising out of the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (the "HSR Act"), (C ) requirements of notice filings in such foreign jurisdictions as may be applicable, and (D)

                                        8

         the filing of certificates of merger in accordance with the DGCL and the OGCA, require any consent or approval of, or filing with or notice to, any public body or authority, domestic or foreign, under any provision of law applicable to DI or any of the DI Subsidiaries; or
         (iv) require any consent, approval or notice under, or violate, breach, be in conflict with or constitute a default (or an event that, with notice or lapse of time or both, would constitute a default) under, or permit the termination of any provision of, or result in the creation or imposition of any lien upon any properties, assets or business of DI or any of the DI Subsidiaries under, any note, bond, indenture, mortgage, deed of trust, lease, franchise, permit, authorization, license, contract, instrument or other agreement or commitment or any order, judgment or decree to which DI or any of the DI Subsidiaries is a party or by which DI or any of the DI Subsidiaries or any of its or their assets or properties is bound or encumbered, except (A) those that have already been given, obtained or filed, (B) those that are required pursuant to agreements governing indebtedness, as set forth in
         Section 2.1(d) of the DI Disclosure Letter, which will be obtained prior to the Effective Time, and (C) those that, in the aggregate, would not have a material adverse effect on the financial condition, results of operations or business of DI and the DI Subsidiaries, taken as a whole.

                  (e) COMMISSION FILINGS; FINANCIAL STATEMENTS. Since December 31, 1994, DI and each of the DI Subsidiaries have filed all reports, registration statements and other filings, together with any amendments required to be made with respect thereto, that they have been required to file with the Securities and Exchange Commission (the "Commission") under the Securities Act and the Securities Exchange Act of 1934, as amended (the "Exchange Act"). All reports, registration statements and other filings (including all notes, exhibits and schedules thereto and documents incorporated by reference therein) filed by DI with the Commission since January 1, 1996, through the date of this Agreement, together with any amendments thereto, are sometimes collectively referred to as the "DI Commission Filings."DI has heretofore delivered to LRAC and RTO copies of the DI Commission Filings. As of the respective dates of their filings with the Commission, the DI Commission Filings complied in all material respects with the Securities Act or the Exchange Act, as applicable, and the rules and regulations of the Commission thereunder, and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein, in light of the circumstances under which they were made, not misleading.

                  All contracts of DI and the DI Subsidiaries required to be filed as exhibits to the DI Commission Filings pursuant to the rules and regulations of the Commission have been filed.

                  Each of the historical consolidated financial statements (including any related notes or schedules) included in the DI Commission Filings was prepared in accordance with generally accepted accounting principles applied on a consistent basis (except as may be noted therein or in the notes or schedules thereto) and complied in all material respects with all applicable rules and regulations of the Commission. Such consolidated financial statements fairly present the consolidated financial position of DI, as of the dates thereof

                                        9

         and the results of operations, cash flows and changes in shareholders' equity for the periods then ended. To the extent the DI Commission Filings include unaudited interim consolidated financial statements, such statements reflect, in the opinion of management, all adjustments which consist of only normal recurring adjustments necessary to present fairly the results of operations for such periods. To the extent the DI Commission Filings include pro forma consolidating financial statements of DI, such statements (including any related notes or schedules) were prepared in accordance with generally accepted accounting principles applied on a consistent basis and complied in all material respects with all applicable rules and regulations of the Commission, and no other pro forma financial statements or schedules were required by the applicable rules and regulations of the Commission to be included in the DI Commission Filings. The pro forma adjustments included in such pro forma financial statements of DI have been properly applied to the historical amounts in the computation of the pro forma financial statements and the assumptions described in the notes to such pro forma financial information provide a reasonable basis for presenting the direct effects of the transactions reflected therein and the pro forma adjustments give appropriate effect to those assumptions. As of the date hereof, DI has no liabilities, absolute or contingent, that may reasonably be expected to have a material adverse effect on the financial condition, results of operations or business of DI and the DI Subsidiaries, taken as a whole, that are not reflected in the DI Commission Filings, except those set forth in Section 2.1 (e) of the DI Disclosure Letter.

                  (f) CONDUCT OF BUSINESS IN THE ORDINARY COURSE; ABSENCE OF CERTAIN CHANGES AND EVENTS. Since December 31, 1995, except as contemplated by this Agreement or as disclosed in or contemplated by the DI Commission Filings or as set forth in Section 2.1(f) of the DI Disclosure Letter, DI and the DI Subsidiaries have conducted their business only in the ordinary and usual course, and there has not been
         (i) any material adverse change in the financial condition, results of operations or business of DI and the DI Subsidiaries, taken as a whole, or any condition, event or development that reasonably may be expected to result in any such material adverse change; (ii) any material change by DI in its accounting methods, principles or practices; (iii) any revaluation by DI or any of the DI Subsidiaries of any of its or their assets, including, without limitation, writing down the value of fixed assets or inventory or writing off notes or accounts receivable other than in the ordinary course of business; (iv) any entry by DI or any of the DI Subsidiaries into any commitment or transaction material to DI and the DI Subsidiaries, taken as a whole, outside the ordinary course of business involving consideration on the part of DI and/or the DI Subsidiaries of more than $200,000; (v) any declaration, setting aside or payment of any dividends or distributions in respect of the DI Common Stock or DI Preferred Stock, or any redemption, purchase or other acquisition of any of its securities or any securities of any of the DI Subsidiaries; (vi) any damage, destruction or loss (whether or not covered by insurance) materially adversely affecting the properties or business of DI and the DI Subsidiaries, taken as a whole; (vii) any increase in indebtedness for borrowed money other than borrowing under existing credit facilities; (viii) any granting of a security interest or lien on any material property or assets of DI and the DI Subsidiaries, taken as a whole, other than (A) liens for taxes not due and payable or which are being contested in good faith; (B) mechanics', warehousemen's and other statutory liens incurred in the ordinary course of business; and (C) defects and irregularities in title and encumbrances

                                       10

         which are not substantial in character or amount and do not materially impair the use of the property or asset in question; or (ix) any establishment of any bonus, insurance, severance, deferred compensation, pension, retirement, profit sharing, stock option (including, without limitation, the granting of stock options, stock appreciation rights, performance awards or restricted stock awards), stock purchase or other employee benefit plan, any material change in the manner or method under which the contribution obligation or other obligations of DI or the DI Subsidiaries with respect to any of the foregoing are determined, or any other increase in the compensation payable or to become payable to any officers or key employees of DI or any of the DI Subsidiaries.

                  (g) LITIGATION. Except as disclosed in the DI Commission Filings or as set forth in Section 2.1(g) of the DI Disclosure Letter, there are no claims, actions, suits, investigations, inquiries or proceedings pending or, to the knowledge of DI, threatened against or affecting DI or any of the DI Subsidiaries or any of their respective properties at law or in equity, or any of their respective employee benefit plans or fiduciaries of such plans, or before or by any federal, state, municipal or other governmental agency or authority, or before any arbitration board or panel, wherever located, that individually or in the aggregate if adversely determined would have a material adverse effect on the financial condition, results of operations or business of DI and the DI Subsidiaries, taken as a whole, or that involve the risk of criminal liability.

                  (h)      EMPLOYEE BENEFIT PLANS.

                           (i) No later than 20 days prior to the Closing Date,
                  DI will provide a description of each of the following which is sponsored, maintained or contributed to by DI, a DI Subsidiary or any corporation, trade, business or entity under common control with DI or a DI Subsidiary within the meaning of Section 414(b), (c), (m) or (o) of the Code or Section 4001 of ERISA (a "DI ERISA Affiliate") for the benefit of its employees, or has been so sponsored, maintained or contributed to within six years prior to the Closing Date:

                                    (A) each "employee benefit plan" ("Plan") as
                           such term is defined in Section 3(3) of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"); and

                                    (B) each personnel policy, stock option
                           plan, collective bargaining agreement, bonus plan or arrangement, incentive award plan or arrangement, vacation policy, severance pay plan, policy or agreement, deferred compensation agreement or arrangement, executive compensation or supplemental income arrangement, consulting agreement, employment agreement and each other employee benefit plan, agreement, arrangement, program, practice or understanding that is not described in Section 2.1(h)(i)(A) ("Benefit Program or Agreement").

                                       11

                  True and complete copies of each of the Plans, Benefit Programs or Agreements, related trusts, if applicable, and all amendments thereto, have been furnished to LRAC and RTO or will be provided no later than 20 days prior to the Closing Date.

                           (ii) Except as otherwise set forth in Section 2.1(h)
                  of the DI Disclosure Letter,

                                    (A) none of DI, any DI Subsidiary or any DI
                           ERISA Affiliate contributes to or has an obligation to contribute to, or has at any time contributed to or had an obligation to contribute to, a plan subject to Title IV of ERISA, including, without limitation, a multiemployer plan within the meaning of Section 3(37) of ERISA;

                                    (B) each Plan and each Benefit Program or
                           Agreement has been administered, maintained and operated in all material respects in accordance with the terms thereof and in compliance with its governing documents and applicable law (including, where applicable, ERISA and the Code);

                                    (C) there is no matter pending with respect
                           to any of the Plans or Benefit Programs or Agreements before any governmental agency, and there are no actions, suits or claims pending (other than routine claims for benefits) or threatened against, or with respect to, any of the Plans or Benefit Programs or Agreements or their assets;

                                    (D) no act, omission or transaction has
                           occurred which would result in imposition on DI, any DI Subsidiary or any DI ERISA Affiliate of breach of fiduciary duty liability damages or penalty under ERISA or a tax imposed pursuant to Chapter 43 of Subtitle D of the Code; and

                                    (E) the execution and delivery of this
                           Agreement and the consummation of the transactions contemplated hereby will not require DI, any DI Subsidiary or any DI ERISA Affiliate to make a larger contribution to, or pay greater benefits under, any Plan or Benefit Program or Agreement than it otherwise would or create or give rise to any additional vested rights or service credits under any Plan or Benefit Program or Agreement.

                           (iii) Termination of employment of any employee of
                  DI, any DI Subsidiary or any DI ERISA Affiliate immediately after consummation of the transactions contemplated by this Agreement would not result in payments under the Plans or Benefit Programs or Agreements which, in the aggregate, would result in imposition of the sanctions imposed under Sections 280G and 4999 of the Code.

                                       12

                           (iv) No later than 20 days prior to the Closing Date,
                  DI will disclose to LRAC and RTO any Plan that may not be unilaterally amended or terminated in its entirety without liability except as to benefits accrued thereunder prior to such amendment or termination.

                           (v) No later than 20 days prior to the Closing Date,
                  DI will disclose to LRAC and RTO any union or collective bargaining agreements to which any of the employees of DI, any of the DI Subsidiaries or any DI ERISA Affiliate are subject.

                           (vi) Except as otherwise set forth in Section 2.1(h)
                  of the DI Disclosure Letter, none of the Plans or Benefit Programs or Agreements provides retiree health or life benefits to employees or former employees or their spouses or dependents.

                  (i) TAXES. All returns and reports, including, without limitation, information and withholding returns and reports ("Tax Returns"), of or relating to any foreign, federal, state or local tax, assessment or other governmental charge ("Taxes") that are required to be filed on or before the Closing Date by or with respect to DI or any of the DI Subsidiaries, or any other corporation that is or was a member of an affiliated group (within the meaning of Section 1504(a) of the Code) of corporations of which DI was a member for any period ending on or prior to the Closing Date, have been or will be duly and timely filed. All such tax returns were correct and complete in all respects and all Taxes, including interest and penalties, owed by DI or any DI Subsidiaries (whether or not shown on any Tax Return) have been paid. All U.S. federal income Tax Returns of or with respect to DI and the DI Subsidiaries have been audited by the applicable governmental authority, or the applicable statute of limitations has expired, for all periods up to and including the taxable year ended March 31, 1992. There is no material claim against DI or any of the DI Subsidiaries with respect to any Taxes, and no assessment, deficiency or adjustment has been asserted or proposed with respect to any Tax Return of or with respect to DI or any of the DI Subsidiaries. The total amounts set up as liabilities for current and deferred Taxes in the consolidated financial statements of DI included in the DI Commission Filings have been prepared in accordance with generally accepted accounting principles and are sufficient to cover the payment of all Taxes, including any penalties or interest thereon and whether or not assessed or disputed, that are, or are hereafter found to be, or to have been, due with respect to the operations of DI and the DI Subsidiaries through the periods covered thereby or the current life or use of their respective assets. DI and each of the DI Subsidiaries have (and as of the Closing Date will have) made all deposits (including estimated tax payments for taxable years for which the consolidated federal income tax return is not yet due) required with respect to Taxes. No waiver or extension of any statute of limitations as to any federal, local or foreign Tax matter has been given by or requested from DI or any of the DI Subsidiaries. Neither DI nor any of the DI Subsidiaries has filed consolidated income tax returns with any corporation, other than consolidated federal and state income Tax Returns by DI, for any taxable period which is not now closed by the applicable statute of limitations. None of the assets of DI or the DI Subsidiaries are required to be treated as being owned by any

                                       13

         other person pursuant to the "safe harbor" leasing provisions of
         Section 168(f)(8) of the Code prior to its repeal.

                  (j) ENVIRONMENTAL MATTERS. Except for matters that in the aggregate would not have a material adverse effect on the financial condition, results of operations or business of DI and the DI Subsidiaries, taken as a whole, (i) the properties, operations and activities of DI and the DI Subsidiaries comply with all applicable Environmental Laws (as defined below); (ii) DI and the DI Subsidiaries and the properties and operations of DI and the DI Subsidiaries are not subject to any existing, pending or, to the knowledge of DI, threatened action, suit, investigation, inquiry or proceeding by or before any governmental authority under any Environmental Law; (iii) all notices, permits, licenses, or similar authorizations, if any, required to be obtained or filed by DI or the DI Subsidiaries under any Environmental Law in connection with any aspect of the business of DI or the DI Subsidiaries, including without limitation those relating to the treatment, storage, disposal or release of a hazardous substance or solid waste ("DI Environmental Permits"), have been duly obtained or filed and will remain valid and in effect after the Merger, and DI and the DI Subsidiaries are in compliance with the terms and conditions of all such DI Environmental Permits; (iv) there are no physical or environmental conditions existing on any property of DI and the DI Subsidiaries or resulting from DI's and the DI Subsidiaries' operations or activities, past or present, at any location that would give rise to any on-site or, to DI's knowledge, off-site remedial obligations under any Environmental Law; (v) since the effective date of the relevant requirements of applicable Environmental Laws, all hazardous substances or solid wastes generated by DI and the DI Subsidiaries or used in connection with their properties or operations have been transported only by carriers authorized under Environmental Laws to transport such substances and wastes, and disposed of only at treatment, storage, and disposal facilities authorized under Environmental Laws to treat, store or dispose of such substances and wastes, and, to the knowledge of DI, such carriers and facilities have been and are operating in compliance with such authorizations and are not the subject of any existing, pending, or threatened action, investigation, or inquiry by any governmental authority in connection with any Environmental Laws; (vi) there has been no exposure of any person or property to hazardous substances, solid waste, or any pollutant or contaminant, nor has there been any release of hazardous substances, solid waste, or any pollutant or contaminant into the environment by DI or the DI Subsidiaries or in connection with their properties or operations that could reasonably be expected to give rise to any claim for damages or compensation; and
         (vii) DI and the DI Subsidiaries shall make available to LRAC all internal and external environmental audits and studies and all correspondence on substantial environmental matters in the possession of DI and the DI Subsidiaries relating to any of the current or former properties or operations of DI and the DI Subsidiaries.

                  For purposes of this Agreement, the term "Environmental Laws" shall mean any and all laws, statutes, ordinances, rules, regulations, orders or determinations of any Governmental Authority (as defined below) pertaining to health or the environment currently in effect in any and all jurisdictions in which the party in question and its subsidiaries own property or conduct business, including without limitation, the Clean Air Act, as amended, the Comprehensive Environmental, Response, Compensation, and

                                       14

         Liability Act of 1980, as amended ("CERCLA"), the Federal Water Pollution Control Act, as amended, the Occupational Safety and Health Act of 1970, as amended, the Resource Conservation and Recovery Act of 1976, as amended ("RCRA"), the Safe Drinking Water Act, as amended, the Toxic Substances Control Act, as amended, the Superfund Amendments and Reauthorization Act of 1986, as amended, the Hazardous Materials Transportation Act, as amended, any state laws pertaining to the handling of oil and gas exploration and production wastes or the use, maintenance, and closure of pits and impoundments, and all other environmental conservation or protection laws. For purposes of this Agreement, the terms "hazardous substance" and "release" have the meanings specified in CERCLA, and the terms "solid waste" and "disposal" have the meanings specified in RCRA; provided, however, that to the extent the laws of the state in which the property is located establish a meaning for "hazardous substance, "release, "solid waste" or "disposal" that is broader than that specified in either CERCLA or RCRA, such broader meaning shall apply. For purposes of this Agreement, the term "Governmental Authority" includes the United States, as well as any other foreign jurisdiction or state, county, city and political subdivisions in which the party in question owns property or conducts business, and any agency, department, commission, board, bureau or instrumentality of any of them that exercises jurisdiction over the party in question.

                  (k) SEVERANCE PAYMENTS. Except as disclosed in Section 2.1(k) of the DI Disclosure Letter, none of DI or the DI Subsidiaries will owe a severance payment or similar obligation to any of their respective employees, officers or directors as a result of the Merger or the transactions contemplated by this Agreement, nor will any of such persons be entitled to an increase in severance payments or other benefits as a result of the Merger or the transactions contemplated by this Agreement in the event of the subsequent termination of their employment.

                  (1) VOTING REQUIREMENTS. The affirmative vote of DI, as the sole stockholder of Sub, and of the holders of two thirds of the outstanding shares of DI Common Stock is the only vote of the holders of any class or series of the capital stock of DI necessary to approve this Agreement and the Merger.

                  (m) DIVIDEND RESTRICTIONS. Section 2.1(m) of the DI Disclosure Letter contains a description of each restriction, limitation or encumbrance, of any kind, on the ability of DI or any DI Subsidiary to pay dividends on its respective capital stock.

                  (n) PERSONAL PROPERTY. DI or a DI Subsidiary (as the case may be) owns all drilling rigs and other personal property reflected on the books and records of DI or in the DI Commission Filings, in each case free and clear of all liens, claims and other encumbrances, except for those (i) described in Section 2.1(n) of the DI Disclosure Letter, (ii) that are reflected in the DI Commission Filings, or (iii) that do not materially affect the value of such personal property or limit the ability of DI or the DI Subsidiary to use such personal property substantially as it is currently being used and which are not otherwise material, in the aggregate, to DI and the DI Subsidiaries, taken as a whole. Section 2.1(n) of the DI Disclosure Letter also sets forth a list (by lessee or licensee) and a summary description of all personal property leases to which DI or a DI Subsidiary is a party and

                                       15

         which relates to personal property having a fair market value in excess of $100,000. DI or such DI Subsidiary (as the case may be) has a valid leasehold interest in each such personal property lease held by it as of the date of this Agreement, in each case free and clear of all liens, claims and other encumbrances, except for those (i) described in
         Section 2.1(n) of the DI Disclosure Letter, (ii) that are reflected in the DI Commission Filings, or (iii) that do not materially affect the value of such leasehold interest or limit the ability of DI or the DI Subsidiary to use such leasehold interest substantially as it is currently being used and which are not otherwise material, in the aggregate, to DI and the DI Subsidiaries, taken as a whole.

                  (o) INSURANCE. DI and each DI Subsidiary has in effect valid and effective policies of insurance, issued by companies believed by DI to be sound and reputable, insuring DI or such DI Subsidiary (as the case may be) for losses arising from or out of damage to its properties and claims for personal injury or property damage in such amounts and covering such losses as is, in the opinion of DI, typical and reasonable for a company in DI's business, and subject to deductibles that are, in the opinion of DI, reasonable in amount.


                  (p) CERTAIN FEES. Neither DI nor any DI Subsidiary nor any of their officers, directors or employees has employed any broker or finder or incurred any liability for DI or any DI Subsidiary for any financial advisory, brokerage or finders' fees or commissions payable by DI or any DI Subsidiary in connection with the transactions contemplated hereby.

                  (q) INTERIM OPERATIONS OF SUB. Sub was formed solely for the purpose of engaging in the transaction contemplated hereby, has engaged in no other business activities and has conducted its operations only as contemplated hereby.

         2.2 REPRESENTATIONS AND WARRANTIES OF LRAC AND RTO. LRAC, RTO, Mullen and Oliver hereby jointly and severally represent and warrant to DI as to LRAC, and RTO and Oliver jointly and severally represent and warrant to DI as to RTO, that:

                  (a) ORGANIZATION AND COMPLIANCE WITH LAW. LRAC is a corporation duly organized, validly existing and in good standing under the laws of the State of Delaware. RTO is a corporation duly organized, validly existing and in good standing under the laws of the State of Oklahoma. Each of LRAC and RTO has all requisite corporate power and corporate authority and all necessary governmental authorization to own, lease and operate all of its properties and assets and to carry on its business as now being conducted. Each of LRAC and RTO is duly qualified as a foreign corporation to do business, and is in good standing, in each jurisdiction in which the property owned, leased or operated by it or the nature of the business conducted by it makes such qualification necessary. Each of LRAC and RTO is in compliance with all applicable laws, judgments, orders, rules and regulations, domestic and foreign, except where failure to be in such compliance would not have a material adverse effect on the financial condition, results of operations or business of such corporation. Each of LRAC and RTO has heretofore

                                       16

         delivered to DI true and complete copies of its Certificate of Incorporation (the "LRAC Charter" and "RTO Charter,"respectively) and bylaws as in existence on the date hereof. Neither LRAC nor RTO owns any securities or other ownership interests in any other entity.
                  (b)      CAPITALIZATION.

                           (i) The authorized capital stock of LRAC consists of
                  1,500 shares of LRAC Common Stock, no par value. As of the date hereof, there are issued and outstanding 1,000 shares of LRAC Common Stock. The authorized capital stock of RTO consists of 25,000 shares of RTO Common Stock, par value $1.00 per share. As of the date hereof, there are issued and outstanding 500 shares of RTO Common Stock. No shares of M/O Common Stock are held as treasury shares or subject to any liens or other encumbrances. All issued shares of M/O Common Stock are validly issued, fully paid and nonassessable and no holder thereof is entitled to preemptive rights. Neither LRAC nor RTO is a party to, nor is any of them aware of, any voting agreement, voting trust or similar agreement or arrangement relating to any class or series of its capital stock, or any agreement or arrangement providing for registration rights with respect to any of their capital stock or other securities.

                           (ii) Except as set forth in this Section 2.2(b) there
                  are not now, and at the Effective Time there will not be, any
                  (A) shares of capital stock or other equity securities of LRAC or RTO outstanding or (B) outstanding options, warrants, scrip, rights to subscribe for, calls or commitments of any character whatsoever relating to, or securities or rights convertible into or exchangeable for, shares of any class of capital stock of LRAC or RTO, or contracts, understandings or arrangements to which LRAC or RTO is a party, or by which any of them is or may be bound, to issue additional shares of its capital stock or options, warrants, scrip or rights to subscribe for, or securities or rights convertible into or exchangeable for, any additional shares of its capital stock.

                  (c) AUTHORIZATION AND VALIDITY OF AGREEMENT. Each of LRAC and RTO has all requisite corporate power and authority to enter into this Agreement and to perform its obligations hereunder. The execution and delivery by each of LRAC and RTO of this Agreement and the consummation by each of them of the transactions contemplated hereby have been duly authorized by all necessary corporate action. This Agreement has been duly executed and delivered by LRAC and RTO and is the valid and binding obligation of LRAC and RTO enforceable against each of them in accordance with its terms.

                  (d) NO APPROVALS OR NOTICES REQUIRED; NO CONFLICT. Neither the execution and delivery of this Agreement nor the performance by LRAC and RTO of their obligations hereunder, nor the consummation of the transactions contemplated hereby by LRAC and RTO will (i) conflict with the LRAC Charter, the RTO Charter or the bylaws of LRAC or RTO; (ii) assuming satisfaction of the requirements set forth in clause (iii) below, violate any provision of law applicable to LRAC or RTO; (iii) except for (A)

                                       17

         requirements of federal or state securities laws, (B) requirements arising out of the HSR Act, (C) requirements of notice filings in such foreign jurisdictions as may be applicable, and (D) the filing of certificates of merger in accordance with the DGCL and the OGCA to effect the Merger, require any consent or approval of, or filing with or notice to, any public body or authority, domestic or foreign, under any provision of law applicable to LRAC or RTO; or (iv) require any consent, approval or notice under, or violate, breach, be in conflict with or constitute a default (or an event that, with notice or lapse of time or both, would constitute a default) under, or permit the termination of any provision of, or result in the creation or imposition of any lien upon any properties, assets or business of LRAC or RTO under, any note, bond, indenture, mortgage, deed of trust, lease, franchise, permit, authorization, license, contract, instrument or other agreement or commitment or any order, judgment or decree to which LRAC or RTO is a party or by which LRAC or RTO or any of its assets or properties is bound or encumbered.

                  (e) ASSETS AND BUSINESS. Neither LRAC nor RTO carry on, nor have either of them ever carried on, a business or other activity, except that RTO has been engaged in the business of buying and selling used oil rigs and related machinery equipment and supplies, and, except for the assets of RTO described on Schedule C hereto (the "Excess Assets"), their only assets are the drilling rigs and related machinery, equipment and supplies described on Schedule A hereto (the "Rigs") and all documents or records relating to the Rigs. LRAC and RTO cumulatively have good and indefeasible title to the Rigs free and clear of any liens or encumbrances (which representation is made jointly and severally by LRAC, RTO, Mullen and Oliver). The Rigs include all of the equipment made available to DI for its inspection and, since the date on which the Rigs were inspected by DI, there has been no material change in any of the Rigs. Neither LRAC nor RTO has entered into any contract or agreement other than this Agreement and the agreements contemplated hereby and, except for the liabilities of RTO described on Schedule D hereto (the "RTO Liabilities"), neither of them has any liabilities, whether absolute or contingent, or asserted or unasserted. Neither LRAC, RTO, Mullen nor Oliver has any current actual knowledge of any material latent defect in any of the Rigs.

                  (f) LITIGATION. There are no claims, actions, suits, investigations, inquiries or proceedings pending or, to the knowledge of LRAC or RTO, threatened against or affecting LRAC or RTO or any of their properties at law or in equity, or before or by any federal, state, municipal or other governmental agency or authority, or before any arbitration board or panel, wherever located, or that involve the risk of criminal liability.

                  (g) TAXES. All Tax Returns of or relating to any Tax that are required to be filed on or before the Closing Date by or with respect to LRAC or RTO, or any other corporation that is or was a member of an affiliated group (within the meaning of Section 1504(a) of the Code) of corporations of which LRAC or RTO was a member for any period ending on or prior to the Closing Date, have been or will be duly and timely filed. All such tax returns were correct and complete in all respects and all Taxes, including interest and penalties, owed by LRAC or RTO (whether or not shown on any Tax Return) have been paid. LRAC and RTO do not owe any Taxes, interest or penalties with respect to any periods prior to the Closing whether or not a Tax Return is required to have been filed with respect to such period prior to the Closing Date (including but not limited to any Taxes arising from the consummation of the transactions contemplated in this Agreement

                                       18

         or the organization of LRAC). There is no claim against LRAC or RTO with respect to any Taxes, and no assessment, deficiency or adjustment has been asserted or proposed with respect to any Tax Return of or with respect to LRAC or RTO.

                  As of the Closing Date, there is no plan or intention by the stockholders of LRAC or RTO to sell, exchange or otherwise dispose of a number of shares of DI Common Stock received in the Merger that would reduce such stockholders' ownership of DI Common Stock to a number of shares having a value, as of the date of the Merger, of less than 50% of the value of all of the formerly outstanding M/O Shares as of the same date.

                  Set forth on Schedule A hereto are the bases of the assets of LRAC and RTO for U.S. federal income tax purposes as of the date hereof.

                  (h) EMPLOYEES. Neither LRAC nor RTO has, nor, except for the previous employment by RTO of Oliver, has either of them ever had, any employees, and neither of them will owe a severance payment or similar obligation to any of its officers or directors, or to any other person, as a result of the Merger or the transactions contemplated by this Agreement.

                  (i) VOTING REQUIREMENTS. The affirmative vote of a majority of the holders of all of the outstanding shares of LRAC Common Stock is the only vote of the holders of any class or series of the capital stock of LRAC necessary to approve this Agreement and the Merger, and the affirmative vote of all of the holders of all of the outstanding shares of LRAC Common Stock has been obtained in compliance with the DGCL. Set forth on Schedule B hereto is a list of the stockholders of LRAC as of the date hereof. Each such stockholder is an accredited investor as defined in Rule 501 of Regulation D, promulgated under the Securities Act. The affirmative vote of a majority of the holders of all of the outstanding shares of RTO Common Stock is the only vote of the holders of any class or series of the capital stock of RTO necessary to approve this Agreement and the Merger, and the affirmative vote of Oliver, who is the sole stockholder of RTO, has been obtained in compliance with the OGCA. No holders of LRAC Common Stock or RTO Common Stock have any appraisal rights under the relevant provisions of the DGCL and the OGCA.

                  (j) CERTAIN FEES. Neither LRAC nor RTO, nor any of their officers, directors or employees has employed any broker or finder or incurred any liability for LRAC or RTO for any financial advisory, brokerage or finders' fees or commissions payable by LRAC or RTO in connection with the transactions contemplated hereby.

                  (k) HSR ACT STATUS. The "ultimate parent entities" of LRAC and RTO have, in the aggregate, "annual net sales" and "total assets" of less than $100,000,000, as such terms are defined under the HSR Act.

                  (l) NO AFFILIATION. Neither LRAC, RTO, Mullen nor Oliver have any ownership interest in Somerset or any affiliate of Somerset. Neither Somerset nor either

                                       19

         of the partners of its managing member have any ownership interest in LRAC or RTO, directly or indirectly.

                  (m) INVESTMENT REPRESENTATIONS. Each of Mullen and Oliver represents that: (i) he has such knowledge and experience in financial and business matters as to be capable of evaluating the merits and risks of his prospective investment in the DI Common Stock; (ii) he has received all the information he has requested from DI and considers necessary or appropriate for deciding whether to enter into this Agreement; (iii) he has the ability to bear the economic risks of his prospective investment; and (iv) he has the capacity to protect its own interests in connection with this Agreement and the Merger.

                  (n) ENVIRONMENTAL MATTERS. Except for matters that in the aggregate would not have a material adverse effect on the financial condition, results of operations or business of RTO, (i) the properties, operations and activities of RTO comply with all applicable Environmental Laws; (ii) RTO and the properties and operations of RTO are not subject to any existing, pending or, to the knowledge of RTO, threatened action, suit, investigation, inquiry or proceeding by or before any governmental authority under any Environmental Law; (iii) all notices, permits, licenses, or similar authorizations, if any, required to be obtained or filed by RTO under any Environmental Law in connection with any aspect of the business of RTO, including without limitation those relating to the treatment, storage, disposal or release of a hazardous substance or solid waste ("RTO Environmental Permits"), have been duly obtained or filed and will remain valid and in effect after the Merger, and RTO is in compliance with the terms and conditions of all such RTO Environmental Permits; (iv) there are no physical or environmental conditions existing on any property of RTO or resulting from RTO's operations or activities, past or present, at any location that would give rise to any on-site or, to RTO's knowledge, off-site remedial obligations under any Environmental Law; (v) since the effective date of the relevant requirements of applicable Environmental Laws, all hazardous substances or solid wastes generated by RTO or used in connection with their properties or operations have been transported only by carriers authorized under Environmental Laws to transport such substances and wastes, and disposed of only at treatment, storage, and disposal facilities authorized under Environmental Laws to treat, store or dispose of such substances and wastes, and, to the knowledge of RTO, such carriers and facilities have been and are operating in compliance with such authorizations and are not the subject of any existing, pending, or threatened action, investigation, or inquiry by any governmental authority in connection with any Environmental Laws; (vi) there has been no exposure of any person or property to hazardous substances, solid waste, or any pollutant or contaminant, nor has there been any release of hazardous substances, solid waste, or any pollutant or contaminant into the environment by RTO or in connection with their properties or operations that could reasonably be expected to give rise to any claim for damages or compensation; and (vii) RTO shall make available to DI all internal and external environmental audits and studies and all correspondence on substantial environmental matters in the possession of RTO relating to any of the current or former properties or operations of RTO. There are no underground storage tanks on any property owned by RTO.

                                       20

                                   ARTICLE III
                  COVENANTS OF LRAC PRIOR TO THE EFFECTIVE TIME

         3.1 CONDUCT OF BUSINESS BY LRAC AND RTO PENDING THE MERGER. Each of LRAC and RTO (and Mullen and Oliver for the purposes of paragraphs (d) and (e) hereof) covenants and agrees that, from the date of this Agreement until the Effective Time, unless DI shall otherwise agree in writing or as otherwise expressly contemplated by this Agreement:

                  (a) It shall not directly or indirectly do any of the following: (i) issue, sell, pledge, dispose of or encumber any of its capital stock or assets; (ii) amend or propose to amend its charter or bylaws; (iii) split, combine or reclassify any outstanding capital stock, or declare, set aside or pay any dividend payable in cash, stock, property or otherwise with respect to its capital stock whether now or hereafter outstanding (provided, that RTO may distribute the Excess Assets to Oliver, its sole stockholder); (iv) redeem, purchase or acquire or offer to acquire, any of its capital stock; (v) enter into any contract, agreement, commitment or arrangement with respect to any of the matters set forth in this Section 3.1(a); (vi) enter into, adopt or amend or terminate any bonus, profit sharing, compensation, termination, stock option, stock appreciation right, restricted stock, performance unit, stock equivalent, stock purchase, pension, retirement, deferred compensation, employment, severance or other employee benefit agreement, trust, plan, fund or other arrangement for the benefit or welfare of any director, officer or employee; (vii) pay compensation or fringe benefits to any director, officer or employee;
         (viii) voluntarily incur any other obligation as liability other than under this Agreement and the agreements contemplated hereby; or (ix) enter into any business or activity of any kind whatsoever.

                  (b) It shall use its reasonable efforts (i) to preserve intact its business organization, (ii) to maintain in effect any of its authorizations or similar rights, (iii) to maintain and keep the Rigs and its other properties in as good a repair and condition as presently exists, except for deterioration due to ordinary wear and tear and damage due to casualty; and (iv) to maintain in full force and effect insurance comparable in amount and scope of coverage to that currently maintained by it.

                  (c) It shall not make or agree to make any expenditure other than as may be necessary to maintain and insure its assets.

                  (d) It shall not acquire or agree to acquire any ownership interest in Somerset or any of its members, or otherwise enter into any transaction or arrangement with Somerset, its members, or any of their affiliates other than the mergers and other agreements and transactions contemplated pursuant to the terms hereof, or permit any of the foregoing to acquire any ownership interest in LRAC or RTO.

                  (e) Except as otherwise contemplated by this Agreement, it shall not take any action, or omit to take any action, that would, or that reasonably could be expected to, result in any of the representations and warranties set forth in this Agreement becoming untrue or any of the conditions to the Merger set forth in Article VI not being satisfied. It

                                       21

         will use its best efforts to promptly advise DI orally and in writing of any change or event having, or which, insofar as reasonably can be foreseen, would have, a material adverse effect on it.

                  (f)      RTO shall satisfy or eliminate the RTO Liabilities.

         3.2 REGISTRATION STATEMENT AND PROXY STATEMENT. LRAC and RTO shall cooperate with DI in preparing the Registration Statement and the Proxy Statement (as defined below in Section 4.3). Each of LRAC and RTO represents and agrees that the Registration Statement and Proxy Statement (with respect to information concerning LRAC or RTO provided by them specifically for use therein) will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading. LRAC or RTO will advise DI promptly in writing if prior to the Effective Time it shall obtain knowledge of any facts that would make it necessary to amend or supplement the Proxy Statement or the Registration Statement in order to make the statements therein not misleading or to comply with applicable law.

         3.3 APPROVAL OF SHAREHOLDERS OF LRAC AND RTO. LRAC has obtained in accordance with the DGCL and the LRAC Charter and bylaws the approval of its stockholders to this Agreement and the Merger. RTO has obtained in accordance with the OGCA and the RTO Charter and bylaws the approval of its stockholders to this Agreement and the Merger.

         3.4 INQUIRIES AND NEGOTIATIONS. LRAC, RTO, their affiliates and their respective officers, directors, employees, representatives and agents shall immediately cease any existing discussions or negotiations with any parties conducted heretofore with respect to any acquisition of all or any material portion of the assets of, or any equity interest in, LRAC or RTO or any business combination with LRAC or RTO (an "M/O Acquisition Transaction"). Unless and until this Agreement is terminated in accordance with Section 7.1 hereof, neither LRAC, RTO nor any of their officers, directors, employees, representatives or agents, shall, directly or indirectly, encourage, solicit, participate in or initiate discussions or negotiations with, or provide any information to, any corporation, partnership, person or other entity or group (other than DI or Somerset Drilling Associates, L.L.C. ("Somerset"), any affiliate or associate of DI or Somerset, or any designees of DI or Somerset) concerning any M/O Acquisition Transaction.

         3.5 ACCESS TO INFORMATION. Between the date hereof and the Effective Time, LRAC and RTO will give DI and its authorized representatives reasonable access to all employees, offices and other facilities and to all books and records of LRAC and RTO will permit DI to make such inspections as DI may reasonably require and will cause their officers to furnish DI with such information with respect to the properties of LRAC and RTO as DI may from time to time reasonably request.

         3.6 NONPUBLIC INFORMATION. To the extent DI discloses to LRAC or RTO material information with respect to DI and/or the DI Subsidiaries which has not been disclosed in the DI Commission Filings or otherwise publicly disclosed by DI, whether such disclosure is made pursuant to Section 4.7 or 4.8 of this Agreement or otherwise, neither LRAC, RTO nor any of their affiliates will divulge or disclose such information prior to such information becoming

                                       22

generally available to the public or use such information in a manner which is in violation of the Securities Act.

         3.7 AUDITED STATEMENTS. On or before May 31, 1996, each of LRAC and RTO shall provide to DI a balance sheet and income statement prepared in accordance with generally accepted accounting principles for the period ended April 30, 1996, audited in accordance with generally accepted auditing standards by the firm of Gross & Kimball, Certified Public Accountants, in the case of LRAC, and Lee Arbogast, CPA, in the case of RTO.

                                   ARTICLE IV
                   COVENANTS OF DI PRIOR TO THE EFFECTIVE TIME

         4.1 CONDUCT OF BUSINESS BY DI PENDING THE MERGER. DI covenants and agrees that, from the date of this Agreement until the Effective Time, unless LRAC and RTO shall otherwise agree in writing or as otherwise expressly contemplated by this Agreement or set forth in Section 4.1 of the DI Disclosure
Letter:

                  (a) The business of DI and the DI Subsidiaries shall be conducted only in, and DI and the DI Subsidiaries shall not take any action except in, the ordinary course of business and consistent with past practice; in addition, from and after the date of this Agreement, DI shall not, and shall not permit any of the DI Subsidiaries to, enter into any new drilling contracts with terms of six months or longer with respect to any of DI's drilling rigs, without giving prior written notice to LRAC and RTO.

                  (b) DI shall not , except as contemplated by this Agreement, directly or indirectly do any of the following: (i) issue, sell, pledge, dispose of or encumber, or permit any DI Subsidiary to issue, sell, pledge, dispose of or encumber, (A) any capital stock of DI or any DI Subsidiary except upon the exercise of options or warrants or upon conversion of any convertible securities of DI outstanding as of the date of this Agreement or (B) other than in the ordinary course of business and consistent with past practice and not relating to the borrowing of money, any assets of DI or any DI Subsidiary; (ii) amend or propose to amend the respective charters or bylaws of DI or any DI Subsidiary; (iii) split, combine or reclassify any outstanding capital stock, or declare, set aside or pay any dividend payable in cash, stock, property or otherwise with respect to its capital stock whether now or hereafter outstanding; (iv) redeem, purchase or acquire or offer to acquire, or permit any of the DI Subsidiaries to redeem, purchase or acquire or offer to acquire, any of its or their capital stock; or (v) except in the ordinary course of business and consistent with past practice, enter into any contract, agreement, commitment or arrangement with respect to any of the matters set forth in this Section 4.1(b);
         (vi) enter into, adopt or amend or terminate any bonus, profit sharing, compensation, termination, stock option, stock appreciation right, restricted stock, performance unit, stock equivalent, stock purchase, pension, retirement, deferred compensation or other employee benefit agreement, trust, plan, fund or other arrangement for the benefit or welfare of any director, officer or employee; (vii) enter into any employment or severance agreement with any director or officer, or with any employee if the compensation involved exceeds $100,000 per annum for employment agreements or a total of $50,000 for severance

                                       23

         agreements; (viii) except for normal increases in the ordinary course of business consistent with past practice that, in the aggregate, do not result in a material increase in benefits or compensation expense, increase in any manner the compensation or fringe benefits of any director, officer or employee; or (ix) pay to any director, officer or employee any benefit not required by any employee benefit agreement, trust, plan, fund or other arrangement as in effect on the date hereof, except as permitted hereunder.

                  (c) DI shall use its reasonable efforts (i) to preserve intact the business organization of DI and each of the DI Subsidiaries, (ii) to maintain in effect any authorizations or similar rights of DI and each of the DI Subsidiaries, (iii) to keep available the services of its and their current officers and key employees, (iv) to preserve the goodwill of those having business relationships with it and the DI Subsidiaries, (v) to maintain and keep its properties and the properties of the DI Subsidiaries in as good a repair and condition as presently exists, except for deterioration due to ordinary wear and tear and damage due to casualty, and (vi) to maintain in full force and effect insurance comparable in amount and scope of coverage to that currently maintained by it and the DI Subsidiaries.

                  (d) DI shall not make or agree to make, or permit any of the DI Subsidiaries to make or agree to make, any capital expenditure other than as previously disclosed in the DI Commission Filings or those made in the ordinary course of business and consistent with past practice.

                  (e) DI shall, and shall cause the DI Subsidiaries to, perform their respective obligations under any contracts and agreements to which any of them is a party or to which any of their assets is subject, except to the extent such failure to perform would not have a material adverse effect on DI and the DI Subsidiaries, taken as a whole, and except for such obligations as DI or the DI Subsidiaries in good faith may dispute.

                  (f) Except as otherwise contemplated by this Agreement, DI shall not, and shall not permit any of the DI Subsidiaries to, take any action, or omit to take any action, that would, or that reasonably could be expected to, result in any of the representations and warranties set forth in this Agreement becoming untrue or any of the conditions to the Merger set forth in Article VI not being satisfied. DI will use its reasonable efforts to promptly advise LRAC and RTO orally and in writing of any change or event having, or which, insofar as reasonably can be foreseen, would have, a material adverse effect on DI and the DI Subsidiaries, taken as a whole.

         4.2 APPROVAL OF SHAREHOLDERS OF DI. Subject to the terms and conditions of Section 4.6, DI shall use its best efforts, in accordance with the Texas Business Corporation Act, the DI Charter and bylaws and the Articles of Incorporation and bylaws of DI, to obtain the approval of its stockholders and the stockholder's of DI of this Agreement and the Merger. Subject to the terms and conditions of Section 4.6, the Board of Directors of DI (i) shall recommend that the stockholders of DI and the stockholder's of DI vote to approve this Agreement and the Merger; (ii) shall use its reasonable efforts to solicit from stockholders of DI proxies or consents in favor

                                       24

of such adoption; and (iii) shall take all other action reasonably necessary to secure a vote of its stockholders in favor of such adoption.

         4.3 REGISTRATION STATEMENT AND PROXY STATEMENT. Promptly after the date of this Agreement, DI will prepare and file a registration statement (the "Registration Statement") on Form S-4 with the Commission under the Securities Act with respect to the offering, sale and delivery of the shares of DI Common Stock to be issued pursuant to the Merger and the mergers described in paragraph 6.1(i) and a proxy statement and related proxy materials (the "Proxy Statement") with respect to the meeting of stockholders of DI referred to in Section 4.2; and will use their best efforts to cause such Registration Statement to become effective as soon as practicable after filing. DI agrees that the Registration Statement and the Proxy Statement (except with respect to information concerning LRAC or RTO furnished by or on behalf of them specifically for use therein, for which information they shall be responsible) will comply as to form in all material respects with the requirements of the Securities Act and the Exchange Act and the respective rules and regulations adopted thereunder, and will not contain any untrue statement of any material fact or omit to state any material fact required to be stated therein or necessary to make the statements made therein not misleading. DI will advise LRAC and RTO in writing if prior to the Effective Time it shall obtain knowledge of any fact that would, in its opinion, make it necessary to amend or supplement the Registration Statement or the Proxy Statement in order to make the statements therein not misleading or to comply with applicable law. The date on which the Proxy Statement is mailed to stockholders of DI is hereinafter referred to as the "Mailing Date."

         4.4 RESERVATION OF DI STOCK. Subject to the increase in the number of authorized shares of DI Common Stock to be effected by the merger described in paragraph 6.1(h), DI shall reserve for issuance, out of its authorized but unissued capital stock, such number of shares of DI Common Stock as may be issuable upon consummation of the Merger.

         4.5 AMERICAN STOCK EXCHANGE LISTING. DI shall use all reasonable efforts to cause the shares of DI Common Stock to be issued in the Merger to be approved for listing on the American Stock Exchange, subject to official notice of issuance, prior to the Closing Date.

         4.6 INQUIRIES AND NEGOTIATIONS. DI, its affiliates and their respective officers, directors, employees, representatives and agents shall immediately cease any existing discussions or negotiations, if any, with any parties conducted heretofore with respect to any acquisition of all or any material portion of the assets of, or any equity interest in, DI or any of the DI Subsidiaries or any business combination with DI or any of the DI Subsidiaries, except for those identified in Section 4.6 of the DI Disclosure Letter (the "Current Discussions"). Except with respect to the Current Discussions, DI may, directly or indirectly, furnish information and access only in response to unsolicited requests therefor, to any corporation, partnership, person or other entity or group pursuant to confidentiality agreements, and may participate in discussions and negotiate with such entity or group concerning any merger, sale of assets, sale of shares of capital stock or similar transaction involving DI, or any DI Subsidiary or division of DI, if such entity or group has submitted a written proposal to the Board of Directors of DI relating to any such transaction and the Board of Directors of DI by a majority vote determines in its good faith judgment, based as to legal matters on the written opinion of legal counsel, that failing to take such action would

                                       25

constitute a breach of the Board of Directors' fiduciary duty. The Board of Directors of DI shall provide a copy of any such written proposal and any such opinion to LRAC and RTO immediately after receipt thereof and thereafter keep LRAC and RTO promptly advised of any development with respect thereto. Except as set forth above, neither DI or any of its affiliates, nor any of its or their respective officers, directors, employees, representatives or agents, shall, directly or indirectly, encourage, solicit, participate in or initiate discussions or negotiations with, or provide any information to, any corporation, partnership, person or other entity or group (other than LRAC and RTO, any affiliate or associate of them or any designees of them or as contemplated by this Agreement) concerning any merger, sale of assets, sale of shares of capital stock or similar transaction involving DI or any subsidiary or division of DI (a "DI Acquisition Transaction"); provided, however, that nothing herein shall prevent the Board of Directors of DI from taking, and disclosing to DI's shareholders a position contemplated by Rules 14d-9 and 14e- 2 promulgated under the Exchange Act with regard to any tender offer; provided, further, that the Board of Directors of DI shall not recommend that the shareholders of DI tender their DI Shares in connection with any such tender offer unless the Board of Directors of DI by a majority vote determines in its good faith judgment, based as to legal matters on the written opinion of legal counsel, that failing to take such action would constitute a breach of such Board's fiduciary duty.

         4.7 FINANCIAL STATEMENTS OF DI. As soon as practicable but in any event within 30 days after the end of each calendar month commencing with April 1996 through the Effective Time or earlier termination of this Agreement in accordance with Section 7.1, DI will deliver to LRAC and RTO unaudited consolidated and consolidating balance sheets of DI and the DI Subsidiaries as at the end of such calendar month, together with unaudited summaries of consolidated earnings of DI and the DI Subsidiaries for such calendar month. As soon as practicable but in any event within 45 days after the end of each fiscal quarter of DI, commencing with March 31, 1996, through the Effective Time or earlier termination of this Agreement in accordance with Section 7.1, DI will deliver to LRAC and RTO unaudited consolidated and consolidating balance sheets of DI and the DI Subsidiaries as at the end of such fiscal quarter and as at the end of the comparative fiscal quarter of the preceding year, together with the related unaudited statements of consolidated income and cash flows for the fiscal quarters then ended. All such financial statements of DI shall present fairly, in all material respects, the financial position, results of operations and cash flows of DI and the DI Subsidiaries as at or for the periods indicated (and, in the case of all such financial statements which are interim financial statements, shall contain all adjustments necessary so to present fairly) and shall be prepared in accordance with generally accepted accounting principles (other than to omit certain footnotes which might be required thereby and subject, in the case of interim financial statements, to normal year-end adjustments) consistent with past practice, except as otherwise indicated in such statements. All such financial statements of DI shall be certified, on behalf of DI, by the President and the chief financial officer of DI.

         4.8 ACCESS TO INFORMATION. Between the date hereof and the Effective Time, DI will give LRAC and RTO and their authorized representatives reasonable access to all employees, offices and other facilities and to all books and records of DI and the DI Subsidiaries, will permit LRAC and RTO to make such inspections as they may reasonably require and will cause DI's officers and those of the DI Subsidiaries to furnish LRAC and RTO with such financial and

                                       26

operating data and other information with respect to the business and properties of DI and the DI Subsidiaries as LRAC or RTO may from time to time reasonably request.

                                    ARTICLE V
                              ADDITIONAL AGREEMENTS

         5.1      ACCOUNTANTS' LETTERS.

                  (a) LRAC and RTO shall use their reasonable efforts to cause the firm of Gross & Kimball, Certified Public Accountants, in the case of LRAC, and Lee Arbogast, CPA, in the case of RTO, to deliver a letter dated as of the date of the Proxy Statement, and addressed to themselves and DI, in form and substance reasonably satisfactory to DI and customary in scope and substance for agreed upon procedures letters delivered by independent public accountants in connection with registration statements and proxy statements similar to the Registration Statement and Proxy Statement.

                  (b) DI shall use its reasonable efforts to cause Deloitte & Touche LLP to deliver a letter dated as of the date of the Proxy Statement, and addressed to itself and LRAC and RTO in form and substance reasonably satisfactory to LRAC and RTO and customary in scope and substance for agreed upon procedures letters delivered by independent public accountants in connection with registration statements and proxy statements similar to the Registration Statement and Proxy Statement.

         5.2 FILINGS; CONSENTS; REASONABLE EFFORTS. Subject to the terms and conditions of this Agreement, LRAC, RTO and DI shall (i) make all necessary filings with respect to the Merger and this Agreement under the HSR Act, the Securities Act, the Exchange Act and applicable blue sky or similar securities laws and shall use all reasonable efforts to obtain required approvals and clearances with respect thereto; (ii) obtain all consents, waivers, approvals, authorizations and orders required in connection with the authorization, execution and delivery of this Agreement and the consummation of the Merger; and
(iii) take, or cause to be taken, all appropriate action, and do, or cause to be done, all things necessary, proper or advisable to consummate and make effective as promptly as practicable the transactions contemplated by this Agreement.

         5.3 NOTIFICATION OF CERTAIN MATTERS. LRAC and RTO shall give prompt notice to DI, and DI shall give prompt notice to LRAC and RTO, orally and in writing, of (i) the occurrence, or failure to occur, of any event which occurrence or failure would be likely to cause any representation or warranty contained in this Agreement to be untrue or inaccurate at any time from the date hereof to the Effective Time, and (ii) any material failure of LRAC, RTO or DI, as the case may be, or any officer, director, employee or agent thereof, to comply with or satisfy any covenant, condition or agreement to be complied with or satisfied by it hereunder.

         5.4 AGREEMENT TO DEFEND. If any claim, action, suit, investigation or other proceeding by any governmental body or other person or other legal or administrative proceeding is commenced that questions the validity or legality of the transactions contemplated hereby or

                                       27

seeks damages in connection therewith, the parties hereto agree to cooperate and use their reasonable efforts to defend against and respond thereto.

         5.5 EXPENSES. DI agrees to pay the reasonable legal fees and disbursements of LRAC and RTO incurred in connection with the organization of LRAC and the negotiation, preparation and performance of this Agreement and the agreements and transactions contemplated hereby, up to a maximum of $60,000. Except as set forth above, whether or not the Merger is consummated, all costs and expenses incurred in connection with this Agreement and the transactions contemplated hereby shall be paid by the party incurring such expense, except as otherwise provided in Section 7.2.

         5.6 DI'S BOARD OF DIRECTORS. DI's Board of Directors will recommend to the shareholders of DI that the individuals set forth on Exhibit "A" be elected at the meeting of the shareholders of DI referred to in Section 4.2 hereof.

         5.7      INDEMNIFICATION.

                  (a) From and after the Effective Time, DI and the Surviving Corporation shall, to the fullest extent permitted under applicable law, indemnify, defend and hold harmless Mullen, Oliver and each other person who is an officer or director of LRAC or RTO against all losses, claims, damages, costs, expenses, liabilities or judgments or amounts that are paid in settlement with the approval of the indemnifying party (which approval shall not be unreasonably withheld) of or in connection with any claim, action, suit, proceeding or investigation whether asserted or claimed prior to, or at or after, the Effective Time to the extent, and only to the extent, such claim arises from any untrue statement of a material fact in the Registration Statement and Proxy Statement or any omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, except to the extent such claim is subject to indemnification pursuant to Section 5.7(b) hereof (and DI and the Surviving Corporation will pay expenses in advance of final disposition of any such action or proceeding to each indemnified party to the full extent permitted by law).

                  (b) Mullen and Oliver shall, to the fullest extent permitted under applicable law, indemnify, defend and hold harmless DI, the Surviving Corporation, the DI Subsidiaries, and any officer or director of the foregoing against all losses, claims, damages costs, expenses, liabilities or judgments or amounts that are paid in settlement with the approval of the indemnifying party (which approval shall not be unreasonably withheld) of or in connection with any claim, action, suit, proceeding or investigation, whether asserted or claimed prior to, or at or after, the Effective Time, to the extent, and only to the extent, such claim arises from (i) any untrue statement of material fact in the Registration Statement and Proxy Statement or omission to state any material fact required to be stated therein or necessary to make the statements therein not misleading which is made or omitted in reliance on and in conformity with written information provided by Mullen or Oliver or any of their representatives or affiliates specifically for use therein or (ii) any breach of any representation or warranty of Mullen, Oliver, LRAC or RTO that survives the Effective Time in accordance with Section 7.4 (and Mullen and

                                       28

         Oliver will pay expenses in advance of final disposition of any such action or proceeding to each indemnified party to the full extent permitted by law). In addition, Oliver shall, to the fullest extent permitted under applicable law, indemnify, defend and hold harmless DI, the Surviving Corporation, the DI Subsidiaries, and any officer or director of the foregoing against all liabilities of RTO arising prior to the Effective Time to which any of them may become subject by reason of the Merger.

                  (c) The defense of any such claim, action, suit, proceeding or investigation shall be conducted by the indemnifying party. If the indemnifying party has failed to conduct such defense, the indemnified parties may retain counsel satisfactory to them and the indemnifying party shall pay all reasonable fees and expenses of such counsel for the indemnified parties promptly as statements therefor are received. The party not conducting the defense will use reasonable efforts to assist in the vigorous defense of any such matter, provided that such party shall not be liable for any settlement of any claim effected without its written consent, which consent, however, shall not be unreasonably withheld. Any indemnified party wishing to claim indemnification under this Section 5.7, upon learning of any such claim, action, suit, proceeding or investigation, shall notify the indemnifying party (but the failure so to notify a party shall not relieve such party from any liability which it may have under this
         Section 5.7 except to the extent such failure materially prejudices such party). If the indemnifying party is responsible for the attorneys' fees of the indemnified parties, then the indemnified parties as a group may retain only one law firm to represent them with respect to each such matter unless there is, under applicable standards of professional conduct, a conflict on any significant issue between the positions of any two or more indemnified parties.

                  (d) The provisions of this Section 5.7 are intended to be for the benefit of, and shall be enforceable by, the parties hereto and each indemnified party, his heirs and his representatives.

         5.8 TAX OPINION. DI covenants and agrees that during the two-year period following the Merger it will not sell or otherwise dispose of assets of LRAC and RTO vested in the Surviving Corporation, other than in the ordinary course of business, having a fair market value in excess of 10% of the fair market value of the net assets or 30% of the fair market value of the gross assets of LRAC and RTO as of the Effective Time, without first obtaining an opinion of counsel that such sale or disposition will not affect the qualification of the Merger as a reorganization within the meaning of Section 368(a) of the Code.

         5.9 TAX RETURNS. Mullen and Oliver agree to cause Tax Returns to be filed for LRAC and RTO for any taxable periods ending on or as of the Closing, including specifically but not limited to the federal income tax returns for the foregoing which are required with respect to the short taxable years ending on the Closing.

         5.10 OTHER AGREEMENTS. Mullen and Oliver agree to execute and deliver at the Closing a Non-Competition Agreement in the form of Exhibit F hereto (the "Non-Competition Agreement") and to cause U.S. Rig and Equipment, Inc. ("USRE") and Mike Mullen Energy

                                       29

Equipment Resource, Inc. ("MME") to execute and deliver the Non-Competition Agreement at the Closing.

         5.11 INTERIM FINANCING. DI shall be permitted to borrow from Norex Drilling, Ltd. ("Norex") prior to the Closing up to Three Million Dollars ($3,000,000), with such loan (i) bearing interest at the rate of twelve percent (12%) per annum, (ii) being secured by a pledge of the receivables of DI and the DI Subsidiaries (the "Norex Lien"), (iii) maturing on the Closing Date, and (iv) being otherwise made pursuant to terms and conditions deemed appropriate by DI.

         5.12 STORAGE OF RIGS. Oliver agrees that, after the Closing Date, the Rigs that are currently stored at locations owned, directly or indirectly, by Oliver may be stored by DI free of charge at their present location.

                                   ARTICLE VI
                                   CONDITIONS

         6.1 CONDITIONS TO OBLIGATION OF EACH PARTY TO EFFECT THE MERGER. The respective obligations of each party to effect the Merger shall be subject to the fulfillment at or prior to the Closing Date of the following conditions:

                  (a) This Agreement and the Merger shall have been approved and adopted by the requisite vote of the stockholders of DI, as may be required by law, by the rules of the American Stock Exchange and by any applicable provisions of their charters or bylaws.

                  (b) Any waiting period (and any extension thereof) applicable to the consummation of the Merger under the HSR Act shall have expired or been terminated.

                  (c) No order shall have been entered and remain in effect in any action or proceeding before any foreign, federal or state court or governmental agency or other foreign, federal or state regulatory or administrative agency or commission that would prevent or make illegal the consummation of the Merger.

                  (d) The Registration Statement shall be effective on the Closing Date, and all post-effective amendments filed shall have been declared effective or shall have been withdrawn; and no stop-order suspending the effectiveness thereof shall have been issued and no proceedings for that purpose shall have been initiated or, to the knowledge of the parties, threatened by the Commission.

                  (e) There shall have been obtained any and all material permits, approvals and consents of securities or blue sky commissions of any jurisdiction, and of any other governmental body or agency, that reasonably may be deemed necessary so that the consummation of the Merger and the transactions contemplated thereby will be in compliance with applicable laws, the failure to comply with which would have a material adverse effect on the business, financial condition or results of operations of DI, the Surviving Corporation and their subsidiaries, taken as a whole after consummation of the Merger.

                                       30

                  (f) The shares of DI Common Stock issuable upon consummation of the Merger shall have been approved for listing on the American Stock Exchange, subject to official notice of issuance.

                  (g) All approvals of private persons or corporations, (i) the granting of which is necessary for the consummation of the Merger or the transactions contemplated in connection therewith and (ii) the non-receipt of which in the aggregate would have a material adverse effect on the business, financial condition or results of operations of the Surviving Corporation and its subsidiaries, taken as a whole after the consummation of the Merger, shall have been obtained.

                  (h) The mergers provided for in the Agreement and Plan of Merger of even date herewith by and among Somerset, Somerset Investment Corp. and DI shall have become effective in accordance with and as provided in that Agreement.

                  (i) The subscription of Norex for 4,000 shares of DI Series B Preferred Stock, and the related DI Series B Warrants, shall have been canceled and the subscription price of $4 million shall have been repaid with the proceeds of a Credit Agreement in substantially the form of Exhibit B hereto between DI and Norex, and such Credit Agreement shall be in full force and effect.

                  (j) The Cash Option shall be in compliance in all material respects with, or DI shall have obtained appropriate exemptions with respect to the Cash Option from, all federal and state laws, including, without limitation, Section 14 of the Exchange Act and Rules 10b-6 and 10b-13 promulgated under the Exchange Act.

                  (k) The Registration Rights Agreement of even date herewith among DI, Oliver and certain other principal shareholders of DI shall be in full force and effect.

         6.2 ADDITIONAL CONDITIONS TO OBLIGATIONS OF DI. The obligation of DI to effect the Merger is, at the option of DI, also subject to the fulfillment of the following conditions:

                  (a) The representations and warranties of LRAC and RTO contained in Section 2.2 shall be accurate in all material respects as of the date of this Agreement and (except to the extent such representations and warranties speak specifically as of an earlier date) as of the Mailing Date or the Closing Date, in each case as though such representations and warranties had been made at and as of that time; all of the terms, covenants and conditions of this Agreement to be complied with and performed by LRAC and RTO on or before the Mailing Date or the Closing Date, as the case may be, shall have been duly complied with and performed in all material respects; and a certificate to the foregoing effect dated the Mailing Date or the Closing Date, as the case may be, and signed by the chief executive officers of LRAC and RTO shall have been delivered to DI.

                  (b) Since the date of this Agreement, neither LRAC nor RTO shall have suffered any damage, destruction or loss materially adversely affecting its property and DI

                                       31

         shall have received a certificate signed by the chief executive officers of LRAC and RTO dated the Closing Date to such effect.

                  (c) DI shall have received from Novakov, Davidson & Flynn, counsel to LRAC, an opinion dated the Closing Date, covering the matters set forth in Exhibit C.

                  (d) DI shall have received from Short Wiggins Margo & Adler, counsel to RTO, an opinion dated the Closing Date, covering the matters set forth in Exhibit D.

                  (e) The Non-Competition Agreement shall have been executed and delivered by Mullen, Oliver, USRE and MME.

                  (f) The RTO Liabilities shall have been satisfied or otherwise eliminated to the satisfaction of DI.

         6.3 ADDITIONAL CONDITIONS TO OBLIGATIONS OF LRAC AND RTO. The obligation of LRAC and RTO to effect the Merger is, at the option of LRAC and RTO, also subject to the fulfillment of the following conditions:

                  (a) The representations and warranties of DI contained in
         Section 2.1 shall be accurate in all material respects as of the date of this Agreement and (except to the extent such representations and warranties speak specifically as of an earlier date) as of the Mailing Date or the Closing Date, in each case as though such representations and warranties had been made at and as of that time; all of the terms, covenants and conditions of this Agreement to be complied with and performed by DI on or before the Mailing Date or the Closing Date, as the case may be, shall have been duly complied with and performed in all material respects; and a certificate to the foregoing effect dated the Mailing Date or the Closing Date, as the case may be, and signed by the chief executive officer of DI shall have been delivered to LRAC and RTO.

                  (b) Since the date of this Agreement, no material adverse change in the financial condition, results of operations or business of DI and the DI Subsidiaries, taken as a whole, shall have occurred, and DI and the DI Subsidiaries shall not have suffered any damage, destruction or loss materially adversely affecting the property or business of DI and the DI Subsidiaries, taken as a whole, and LRAC and RTO shall have received a certificate signed by the chief executive officer of DI dated the Closing Date to such effect. (It is specifically acknowledged that the continuing accrual of operating losses by DI and the DI Subsidiaries at a rate which does not exceed the rate at which operating losses were accrued by DI and the DI Subsidiaries, on a consolidated basis, during the year ending December 31, 1995, shall not be considered a material adverse change.)

                  (c) DI shall have taken such action as may be necessary to elect the persons designated pursuant to Section 5.6 to the DI Board of Directors effective as of the Effective Time.

                                       32

                  (d) LRAC and RTO shall have received from Cokinos, Bosien & Young, counsel to DI, an opinion dated the Closing Date covering the matters set forth in Exhibit E.

                  (e) DI shall have executed and issued to the stockholders of LRAC and RTO warrants in the form of Exhibit G hereto to purchase up to an aggregate of 1,720,000 shares of DI Common Stock. The warrants shall be issued in the same proportion that shares of DI Common Stock are issued pursuant to the Merger.

                  (f)      Norex shall have released the Norex Lien.

                  (g) The Shareholders Agreement of even date herewith among Somerset and certain of the principal shareholders of LRAC, RTO and DI shall have been executed and delivered by Somerset, Norex Drilling and Pronor (as defined therein).

                                   ARTICLE VII
                                  MISCELLANEOUS

         7.1 TERMINATION. This Agreement may be terminated and the Merger and the other transactions contemplated herein may be abandoned at any time prior to the Effective Time, whether prior to or after approval by the stockholders of
DI:

                  (a)      by mutual consent of DI and LRAC and RTO;

                  (b) by either DI or LRAC and RTO if (i) the Merger has not been effected on or before October 31, 1996, (ii) a final, unappealable order of a judicial or administrative authority of competent jurisdiction to restrain, enjoin or otherwise prevent a consummation of this Agreement or the transactions contemplated in connection herewith shall have been entered, or (iii) the required approval of the stockholders of DI provided for in Section 4.2 is not obtained;

                  (c) by DI if (i) since the date of this Agreement there has been a material adverse change in the financial condition of LRAC and RTO or (ii) there has been a material breach of any representation or warranty or covenant set forth in this Agreement by LRAC or RTO which breach has not been cured within twenty business days following receipt by LRAC and RTO of notice of such breach; or

                  (d) by LRAC and RTO if (i) since the date of this Agreement there has been a material adverse change in the results of operations, financial condition or business of DI and the DI Subsidiaries, taken as a whole, or (ii) there has been a material breach of any representation or warranty or covenant set forth in this Agreement by DI which breach has not been cured within twenty business days following receipt by DI of notice of such breach.

                                       33

         7.2      EFFECT OF TERMINATION.

                  (a) In the event of any termination of this Agreement pursuant to Section 7.1, (i) the provisions Section 5.5 shall survive any such termination, and (ii) such termination shall not relieve any party from liability for any breach of this Agreement.

                  (b) In the event of any termination of this Agreement pursuant to Section 7.1(b)(iii) or Section 7.1(d)(ii), LRAC and RTO would suffer direct and substantial damages, which damages cannot be determined with reasonable certainty. To compensate LRAC and RTO, DI agrees to pay to them, as their sole and exclusive remedy, an amount equal to all of the expenses incurred by LRAC and RTO in connection with this Agreement, the negotiations leading to its execution, their examination and investigation of DI, the preparation and negotiation of the Agreement and related agreements, and in all other ways related to the Merger, including, but not limited to, all fees and expenses incurred by LRAC and RTO to investment bankers, accountants, attorneys and other agents, plus the sum of $500,000 in the case of a termination pursuant to
         Section 7.1(d)(ii) or $250,000 in the case of a termination pursuant to
         Section 7.1(b)(iii) as liquidated damages immediately upon termination. It is specifically agreed that such amount represents liquidated damages and not a penalty.

                  (c) If the Merger is not consummated for any reason other than as a result of a material breach by LRAC or RTO of any of their representations, covenants or agreements contained in this Agreement, and if, prior to December 31, 1996, DI, or their stockholders, publicly announce, enter into a letter of intent relating to, enter into a definitive agreement providing for, or consummate, a DI Acquisition Transaction, DI agrees to pay to LRAC and RTO an amount equal to thirty-three and one-third percent (33.3%) of the difference between the consideration to be paid in the DI Acquisition Transaction (including any and all distributions from DI to its stockholders from the date hereof through the later of such announcement, letter of intent, agreement or consummation) and $75 million. If such DI Acquisition Transaction involves less than all of the outstanding securities or assets of DI, the consideration to be paid in such DI Acquisition Transaction shall be deemed to be the amount that would have been attributable to all of such outstanding securities or assets, as the case may be, if all of the same had been sold for a total consideration proportionate to that paid for the portion thereof actually sold (or with respect to which an agreement was reached or letter executed, as the case may be).

                  (d) Any amounts payable to LRAC and RTO pursuant to this Section shall be allocated among them as follows: LRAC - 71.273% and RTO - 28.727%.

         7.3 WAIVER AND AMENDMENT. Any provision of this Agreement may be waived at any time by the party that is, or whose stockholders are, entitled to the benefits thereof. This Agreement may not be amended or supplemented at any time, except by an instrument in writing signed on behalf of each party hereto, provided that after this Agreement has been approved and adopted by the stockholders of DI, this Agreement may be amended only as may be permitted by applicable provisions of the DGCL and the OGCA. The waiver by any party hereto of any

                                       34

condition or of a breach of another provision of this Agreement shall not operate or be construed as a waiver of any other condition or subsequent breach. The waiver by any party hereto of any of the conditions precedent to its obligations under this Agreement shall not preclude it from seeking redress for breach of this Agreement other than with respect to the condition so waived.

         7.4 SURVIVAL OF REPRESENTATIONS, WARRANTIES AND AGREEMENTS. None of the representations, warranties, covenants or agreements in this Agreement or in any instrument delivered pursuant to this Agreement shall survive the Effective Time, except for the terms of Article I, Article VII, Section 2.2 (g), Sections
2.2 (e), 5.5, 5.7 and 5.8, the Shareholders Agreement and the Non-Competition Agreement.

         7.5 PUBLIC STATEMENTS. LRAC, RTO and DI agree to consult with each other prior to issuing any press release or otherwise making any public statement with respect to the transactions contemplated hereby, and shall not issue any such press release or make any such public statement prior to such consultation, except as may be required by law or applicable stock exchange policy.

         7.6 REORGANIZATION STATUS. The parties hereto acknowledge that the closing of the transactions contemplated hereunder is not contingent upon the Merger qualifying as a reorganization within the meaning of Section 368(a) of the Code.

         7.7 NO OTHER REPRESENTATIONS OR WARRANTIES. Except as expressly set forth in Article II, none of the parties to this Agreement have made any representation or warranty whatsoever to any of the other parties to this Agreement, and each such party hereby disclaims all liability and responsibility for any other representation, warranty, statement, or information made or communicated (orally or in writing) to the other party by any person, including without limitation their representatives, officers or directors. Mullen, Oliver, LRAC and RTO acknowledge that neither DI nor any of the DI Subsidiaries have made any representation or warranty whatsoever relating to the tax consequences of the Merger or the other transactions contemplated herein.

         7.8 ASSIGNMENT. This Agreement shall inure to the benefit of and will be binding upon the parties hereto and their respective legal representatives, successors and permitted assigns. Except as set forth in this Agreement, this Agreement shall not be assignable by the parties hereto.

         7.9 NOTICES. All notices, requests, demands, claims and other communications which are required to be or may be given under this Agreement shall be in writing and shall be deemed to have been duly given if (i) delivered in person or by courier, (ii) sent by telecopy or facsimile transmission or
(iii) mailed, certified first class mail, postage prepaid, return receipt requested, to the parties hereto at the following addresses:

                                       35

if to Mullen or LRAC:                       Land Rig Acquisition Corp.
                                            8411 Preston Road
                                            Suite 730, LB2
                                            Dallas, Texas 75225
                                            Attention:  Mike L. Mullen
                                            Telecopier No.:  (214) 692-6101

with a copy to:                             Steven D. Davidson, Esq.
                                            Novakov, Davidson & Flynn
                                            Telecopier No.: (214) 969-7557

if to Oliver or RTO:                        R.T. Oliver, Inc.
                                            6601 S.W. 29th Street
                                            Oklahoma City, Oklahoma 73179
                                            Attention: Roy T. Oliver, Jr.
                                            Telecopier No.: (405) 745-4557

with a copy to:                             S. Thomas Adler, Esq.
                                            Short Wiggins Margo & Adler
                                            3100 Oklahoma Tower
                                            210 Park Avenue
                                            Oklahoma City, Oklahoma  73102
                                            Telecopier No.:  (405) 235-7025

if to DI or Sub:                            DI Industries, Inc.
                                            450 Gears Road, Suite 625
                                            Houston, Texas 77067
                                            Attention:  President
                                            Telecopier No.: (713) 874-0193

with a copy to:                             Casey W. Doherty, Esq.
                                            Cokinos, Bosien & Young
                                            1500 Liberty Tower
                                            2919 Allen Parkway
                                            Houston, Texas  77019
                                            Telecopier No.:  (713) 535-5533

or such other address as any party shall have furnished to the other by notice given in accordance with this Section 7.9. Such notices shall be effective, (i) if delivered in person or by courier, upon actual receipt by the intended recipient, (ii) if sent by telecopy or facsimile transmission, when the answer back is received, or (iii) if mailed, upon the earlier of five days after deposit in the mail and the date of delivery as shown by the return receipt therefor.

         7.10 GOVERNING LAW. This Agreement shall be governed by and construed in accordance with the substantive law of the State of Delaware without giving effect to the principles of conflicts of law thereof. Exclusive venue shall lie in Harris County, Texas, for any

                                       36

action brought with respect to the interpretation or enforcement of the terms of this Agreement or otherwise relating to the Merger, or the other transactions contemplated herein.

         7.11 SEVERABILITY. If any term, provision covenant or restriction of this Agreement is held by a court of competent jurisdiction to be invalid, void or unenforceable, the remainder of the terms, provision, covenants and restrictions of this Agreement shall continue in full force and effect and shall in no way be affected, impaired or invalidated.

         7.12 COUNTERPARTS. This Agreement may be executed in counterparts, each of which shall be an original, but all of which together shall constitute one and the same agreement.

         7.13 HEADINGS. The Section headings herein are for convenience only and shall not affect the construction hereof.

         7.14 ENTIRE AGREEMENT; THIRD PARTY BENEFICIARIES. This Agreement constitutes the entire agreement and supersede all other prior agreements and understandings, both oral and written, among the parties or any of them, with respect to the subject matter hereof and neither this nor any document delivered in connection with this Agreement confers upon any person not a party hereto any rights or remedies hereunder except as provided in Section 5.7.

         7.15 DISCLOSURE LETTER. The DI Disclosure Letter, executed by DI as of the date hereof, and delivered to LRAC and RTO on the date hereof, contains all disclosure required to be made by DI under the various terms and provisions of this Agreement. Each item of disclosure set forth in the DI Disclosure Letter specifically refers to the Article and Section of the Agreement to which such disclosure responds, and shall not be deemed to be disclosed with respect to any other Article or Section of the Agreement.

         7.16 CONSENT TO SPECIFIC PERFORMANCE. The parties hereto agree that it is impossible to measure the monetary damage that would accrue to a party by reason of a failure by any other party to perform any of the obligations hereunder. Therefore, if any party shall institute any action or proceeding to enforce the provisions hereof, any party against whom such action or proceeding is brought hereby waives any claim or defense therein that the party seeking such relief has an adequate remedy at law.

                                       37

         IN WITNESS WHEREOF, each of the parties has caused this Agreement to be executed on its behalf by its officers thereunto duly authorized, all as of the date first above written.

                               DI INDUSTRIES, INC.

                               By:/s/  IVAR SIEM
                               Name:   Ivar Siem
                               Title:  President and Chief Executive Officer


                               DI MERGER SUB, INC.

                               By:/s/  IVAR SIEM
                               Name:   Ivar Siem
                               Title:  President and Chief Executive Officer


                               R.T. OLIVER, INC.

                               By:/s/ ROY T. OLIVER, JR.
                               Name:  Roy T. Oliver, Jr.
                               Title: President

                               Attest:

                               By:/s/ MIKE OLIVER
                               Name:  Mike Oliver
                               Title: Secretary


                               LAND RIG ACQUISITION CORP.

                               By:/s/  MIKE L. MULLEN
                               Name:   Mike L. Mullen
                               Title:  President


                                  /s/  MIKE L. MULLEN
                                       Mike L. Mullen

                                  /s/ ROY T. OLIVER, JR.
                                      Roy T. Oliver, Jr.

                                       38

                                                                      SCHEDULE A

                               DESCRIPTION OF RIGS


Schedule A to this agreement has been omitted pursuant to Item 601(b)(2) of Regulation S-K. Registrant hereby agrees to provide a copy of Schedule A to the Commission upon its request.

                                       39

                                                                      SCHEDULE B

                            LIST OF LRAC SHAREHOLDERS


Schedule B to this agreement has been omitted pursuant to Item 601(b)(2) of Regulation S-K. Registrant hereby agrees to provide a copy of Schedule B to the Commission upon its request.

                                       40

                                                                      SCHEDULE C

                                  EXCESS ASSETS


Schedule C to this agreement has been omitted pursuant to Item 601(b)(2) of Regulation S-K. Registrant hereby agrees to provide a copy of Schedule C to the Commission upon its request.

                                       41

                                                                      SCHEDULE D

                                 RTO LIABILITIES


Schedule D to this agreement has been omitted pursuant to Item 601(b)(2) of Regulation S-K. Registrant hereby agrees to provide a copy of Schedule D to the Commission upon its request.

                                       42

                                                                       EXHIBIT A

                                 BOARD DESIGNEES

                               William R. Ziegler
                                    Ivar Siem
                               Roy T. Oliver, Jr.
                                Steven A. Webster
                                  Peter M. Holt

                                       43

                                                                       EXHIBIT B

                            FORM OF CREDIT AGREEMENT


                               TERM LOAN AGREEMENT

                  TERM LOAN AGREEMENT, dated as of _______, 1996, by and between DI INDUSTRIES, INC., a Texas corporation (the "Borrower"), and NOREX DRILLING, LTD., a Bermuda corporation (the "Lender").

                                   WITNESSETH:

                  WHEREAS, the Lender has previously advanced $4,000,000 (the "Advance") as an advance payment of the price payable pursuant to its subscription (the "Subscription") for 4,000 shares of 15% Series B Cumulative Redeemable Preferred Stock of the Borrower having a face value of $4,000,000 (the "Preferred Stock), which was to have been convertible into shares of the Common Stock of the Borrower pursuant to certain warrants to be issued in connection therewith (the "Warrants");

                  WHEREAS, the Preferred Stock has not been issued to the Lender;

                  WHEREAS, it has been proposed that the Borrower and its affiliates agree to be parties to certain mergers (the "Mergers") with Somerset Investment Corp., R. T. Oliver, Inc., GCT Investments, Inc. and Land Rig Acquisition Corp. (the "Merger Parties");

                  WHEREAS, the Lender is a shareholder of the Borrower and would therefore benefit from the consummation of the Mergers;

                  WHEREAS, the Merger parties have required, as a condition to their agreement to become parties to the Mergers, that (i) the Subscription be rescinded and (ii) the Lender make a loan to the Borrower pursuant to the terms set forth herein;

                  WHEREAS, the Borrower and the Lender have agreed that the Subscription shall be rescinded pursuant to the terms set forth herein;

                  WHEREAS, the Lender has required, as a condition to agreeing to rescind the Subscription, that it receive a payment from the Borrower as a charge for the use by the Borrower of the Advance prior to the date hereof; and

                  WHEREAS, the Lender is willing to loan amounts to the Borrower on the terms and conditions set forth in this Agreement;

                  NOW, THEREFORE, in consideration of the premises and of the mutual covenants herein contained, the parties hereto agree as follows:

                                    ARTICLE I

                                   DEFINITIONS

                  As used in this Agreement, the following terms shall have the following meanings:

                  "Agreement" shall mean this Term Loan Agreement, as the same may from time to time be amended, modified, supplemented or extended.

                  "Business Day" shall mean any day on which commercial banks are not authorized or required to close in the State of Texas.

                  "Dollars" and "$" shall mean lawful money of the United States of America.

                  "Default" shall mean any Event of Default and any event which with the lapse of time or the giving of notice or both could become an Event of Default.

                  "Event of Default" shall mean any event specified as such in
Section 9.01.

                  "GAAP" shall mean generally accepted accounting principles consistently applied.

                  "Lien" shall mean any mortgage, lien, pledge, charge, security interest or encumbrance of any kind.

                  "Loan Documents" shall mean the Note, this Agreement and any other documents required to be delivered pursuant hereto.

                  "Maturity Date" shall mean the first anniversary of the date hereof.

                  "Person" shall mean any person, firm, corporation, association, trust or other enterprise or any governmental or political subdivision or agency, department or instrumentality thereof.

                  "Restricted Payment" shall mean (i) any declaration or payment by the Borrower of any dividend or other distribution or payment on or in respect of any share of its capital stock (other than stock dividends or distributions) and (ii) any payment for the purchase, redemption or retirement by the Borrower of its capital stock.

                                   ARTICLE II

                                   RESCISSION

                  Section 2.01. RESCISSION. Effective as of the date hereof, the Subscription (including the right of the Lender to acquire the Warrants pursuant to the Subscription) has been and is hereby rescinded, canceled, and terminated. The Borrower and the Lender confirm and agree that the Preferred Stock has never been issued.

                  Section 2.02. RETURN OF ADVANCE. The Advance shall be returned to the Lender on the date hereof. The repayment of the Advance pursuant to this Section shall be funded with a Loan pursuant to the terms of this Agreement.

                  Section 2.03. TIME VALUE OF MONEY CHARGE. The Borrower shall pay to the Lender on the date hereof a payment of $___________ as consideration for the use of the Advance prior to the date hereof. [Payment to be calculated based on fifteen percent (15%) per annum factor from December 29, 1995 until payment].

                                   ARTICLE III

                                   TERM LOANS

                  Section 3.01. INITIAL LOAN. Subject to and upon the terms and conditions herein set forth, the Lender agrees to make a term loan on the date hereof in the amount of $4,000,000 (the "Initial Loan") to the Borrower, which Initial Loan shall be repaid in accordance with the provisions hereof.

                  Section 3.02. ADDITIONAL LOANS. At the request of the Borrower, the Lender may make additional term loans in an aggregate amount of not more than $3,000,000 (each an "Additional Loan," the Initial Loan and each Additional Loan, a "Loan", and collectively, the "Loans") to the Borrower but only upon the agreement of the Board of Directors of the Lender, which agreement the Lender may grant or withhold in its sole discretion. Any Additional Loan shall be repaid in accordance with the provisions hereof.

                  Section 3.03. USE OF PROCEEDS OF LOANS. The proceeds of the Loans shall be used for the repayment of the Advance and for working capital purposes.

                  Section 3.04. THE NOTE. The Borrower's obligation to pay the principal of and interest on the Initial Loan shall be evidenced by a promissory note substantially in the form of Exhibit A hereto (the "Note"), in the principal amount of $4,000,000. The Note shall be (i) appropriately completed in conformity herewith, (ii) bear interest as provided in Article IV; (iii) mature on the Maturity Date; and (iv) be entitled to the benefits of this Agreement. If and when any Additional Loan is made, the Borrower shall execute and deliver to the Lender a new Note in the aggregate principal amount of the Loans after giving effect to such Additional Loan in substitution for the Note held by the Lender at the time such Additional Loan is made.

                                   ARTICLE IV

                                    INTEREST

                  Section 4.01. RATES OF INTEREST. The Borrower hereby promises to pay interest on the unpaid principal amount of each Loan from the date the proceeds thereof are made available to it until the due date thereof (whether at stated maturity, by acceleration or otherwise) at the rate of 12% per annum.

                  Section 4.02. INTEREST PAYMENT DATES. Interest on each Loan shall accrue from and including the date of such Loan to but excluding the date of any repayment or prepayment thereof and shall be payable on the last Business Day of each calendar quarter.

                  Section 4.03. OVERDUE PAYMENT OF PRINCIPAL AND INTEREST. Overdue principal of, and overdue interest in respect of, each Loan, and other amounts not paid when due hereunder, shall bear interest, payable on demand, at a rate of 15% per annum.

                  Section 4.04. INTEREST LIMITATION. Notwithstanding any other term of this Agreement or the Note or any other document referred to herein or therein, the maximum amount of interest which may be charged or collected hereunder or under any Note by the Lender shall be absolutely limited to, and shall in no event exceed, the maximum amount of interest which could lawfully be charged or collected under applicable law, so that the maximum of all amounts constituting interest under applicable law, however computed, shall never exceed such lawful maximum, and any term of this Agreement or the Note or any other document referred to herein or therein which could be construed as providing for interest in excess of such lawful maximum shall be and hereby is made expressly subject to and modified by the provisions of this Section 4.04.

                                    ARTICLE V

                                    PAYMENTS

                  Section 5.01. PAYMENTS ON NON-BUSINESS DAYS. Whenever any payment to be made hereunder or under the Note shall be stated to be due on a day which is not a Business Day, the due date thereof shall be extended to the next succeeding Business Day and, if a payment of principal has been so extended, interest shall be payable on such principal at the applicable rate during such extension.

                  Section 5.02. VOLUNTARY PREPAYMENTS. The Borrower may prepay any Loan in whole or in part, without premium or penalty, from time to time subject to the following: (i) the Borrower shall give the Lender prior written notice, not later than two Business Days before the date of such prepayment, of the amount of such prepayment, which notice shall be irrevocable, and (ii) each prepayment shall be in an aggregate principal amount of not less than $500,000 (or the amount then remaining outstanding in respect of the Loans) or an integral multiple thereof.

                                   ARTICLE VI

                         REPRESENTATIONS AND WARRANTIES

                  In order to induce the Lender to enter into this Agreement and to make the Loans, the Borrower represents and warrants to the Lender that:

                  Section 6.01. ORGANIZATION AND QUALIFICATION; NAMES. The Borrower is a corporation duly organized and validly existing in good standing under the laws of the State of Texas.

                  Section 6.02. CORPORATE POWER AND AUTHORIZATION. The Borrower has the corporate power and legal right to own its assets, to transact the business in which it is now engaged, and to execute and deliver, and to perform its obligations under, the Loan Documents, and it has taken all action necessary to authorize such execution, delivery and performance. Each Loan Document constitutes the legal, valid and binding obligation of the Borrower, enforceable against the Borrower in accordance with respective terms. Except for the consent of Nordlandsbanken ASA, which has been duly and validly received, no consent of any person or entity, and no consent, license, approval, authorization of, or registration of or declaration with, any governmental authority, bureau or agency is required in connection with the execution, delivery or performance by the Borrower of the Loan Documents or the borrowings by the Borrower hereunder.

                  Section 6.03. NO LEGAL BAR. Neither the execution or delivery by the Borrower of the Loan Documents nor the performance of its obligations thereunder will (i) violate or contravene any provision of any existing law or regulation, or of the certificate of incorporation or bylaws of the Borrower,
(ii) violate or contravene any provisions of any order or decree of any court or governmental authority, bureau or agency, or any mortgage, security agreement, contract or other agreement or instrument to which the Borrower is a party or which purports to be binding on it or its properties or (iii) result in the creation or imposition of any Lien on any of the properties of the Borrower.

                  Section 6.04. NO MATERIAL LITIGATION. No litigation or administrative proceeding of or before any court or governmental body or agency is now pending or, to the knowledge of the Borrower, threatened against the Borrower or any of its properties, which if adversely determined would have a material adverse effect on the financial condition, business or properties of the Borrower.

                  Section 6.05. NO EVENT OF DEFAULT. No Event of Default has occurred and is continuing.

                                   ARTICLE VII

                        CONDITIONS PRECEDENT TO THE LOANS

                  Section 7.01. CONDITIONS PRECEDENT TO ALL LOANS. The obligation of the Lender to make any Loan is subject to the satisfaction of each of the following conditions precedent:

                           (a) before and after giving effect to such Loan, no
                  Event of Default shall have occurred and be continuing; and

                           (b) before and after giving effect to such Loan, the
                  representations and warranties in Article V shall be true and correct as though made on the date of such Loan, except for such changes as are specifically permitted or contemplated hereunder.

                  Section 7.02. CONDITIONS PRECEDENT TO THE INITIAL LOAN. The obligation of the Lender to make the initial Loan hereunder is subject to the satisfaction of the following conditions precedent, in addition to the applicable conditions precedent set forth in Section 7.01:

                           (a) the Borrower shall have delivered to the Lender
                  the Note duly executed by the Borrower;

                           (b) the Borrower shall have delivered to the Lender a
                  certified copy of resolutions of the Board of Directors of the Borrower authorizing the execution, delivery and performance of the Loan Documents; and

                           (c) the Borrower shall have delivered to the Lender
                  certificates of the Secretary or Assistant Secretary of the Borrower dated the date of such borrowing certifying that attached thereto is a true and complete copy of the certificate of incorporation and by-laws of the Borrower as in effect on the date of such certification.

                                  ARTICLE VIII

                                    COVENANTS

                  The Borrower covenants and agrees that so long as this Agreement is in effect and the Lender has any commitment to lend hereunder and until the Loans and the Note, together with interest, and all other obligations incurred hereunder, are paid in full, it will comply with each of the following obligations:

                  Section 8.01. PUNCTUAL PAYMENT. The Borrower shall duly and punctually pay the principal of and interest on the Note, and any other amount due under this Agreement.

                  Section 8.02. PAYMENT OF LIABILITIES. The Borrower shall pay and discharge in the ordinary course of business all its obligations and liabilities (including, without limitation, tax liabilities and other governmental charges), except where the same may be contested in good faith by appropriate proceedings, and maintain in accordance with GAAP appropriate accruals for any of the same.

                  Section 8.03. NOTICE OF DEFAULT; LITIGATION; MATERIAL ADVERSE CHANGE. The Borrower shall promptly give notice in writing to the Lender of the occurrence of (a) any Default, (b) any material litigation or proceedings affecting the Borrower or (c) any material adverse change in the financial condition, business or properties of the Borrower.

                  Section 8.04. MAINTENANCE OF CORPORATE EXISTENCE; COMPLIANCE WITH LAW. The Borrower shall maintain its corporate existence and comply with all laws, regulations and agreements applicable to it, its properties or its operations, the non-compliance with which could materially and adversely affect its financial condition, business, properties.

                  Section 8.05. PAYMENT OF TAXES, ETC. The Borrower shall pay and discharge all taxes, assessments, and governmental charges or levies imposed upon it which, if unpaid, might become a Lien or charge upon any of its properties, unless the validity thereof shall be contested in good faith by appropriate proceedings for which appropriate accruals are maintained in accordance with GAAP.

                  Section 8.06. MERGER OR CONSOLIDATION. The Borrower shall not consolidate with or merge into any other corporation or permit any Person to consolidate with or merge into it or sell, convey, transfer or lease its properties and assets substantially as an entirety to any person, unless, in the case of a merger or consolidation, the Borrower shall be the surviving corporation of such merger or consolidation.

                  Section 8.07. RESTRICTED PAYMENTS. The Borrower shall not make, or set aside any sum for the making of, any Restricted Payment other than the repayment of the Advance as contemplated hereby.

                                   ARTICLE IX

                                EVENTS OF DEFAULT

                  Section 9.01. EVENTS OF DEFAULT. The following shall constitute Events of Default hereunder:

                           (a) failure to make within five (5) days after the
                  date when due any payment of principal of or interest on the Note or any other payment due hereunder;

                           (b) any representation or warranty made or given in
                  any Loan Document shall have been untrue, false or misleading in any material respect on the date as of which made;

                           (c) default by the Borrower in the observance or
                  performance of any other covenant or agreement contained in any Loan Document (other than as described in clause (a) above), and the continuance of the same for 30 days after notice from the Lender;

                           (d) the entry of a decree or order for relief by a
                  court having jurisdiction in the premises in respect of the Borrower in an involuntary case under the federal bankruptcy laws, as now constituted or hereafter amended, or any other applicable federal or state insolvency or other similar law, or appointing a receiver, liquidator, assignee, custodian, trustee, sequestrator (or similar official) of the Borrower, or for any substantial part of any of its property, or ordering the winding-up or liquidation of any of its affairs, and the continuance of any such decree or order unstayed and in effect for a period of 60 consecutive days;

                           (e) the commencement by the Borrower of a voluntary
                  case under the federal bankruptcy laws, as now constituted or hereafter amended, or any other applicable federal or state insolvency or other similar law, or the consent by it to the appointment of or taking possession by a receiver, liquidator, assignee, trustee, custodian, sequestrator (or other similar official) of the Borrower or for any substantial part of any of its property, or the making by it of any assignment for the benefit of creditors, or the failure of the Borrower generally to pay its debts as such debts become due, or the taking of corporate action by the Borrower in furtherance of or which might reasonably be expected to result in any of the foregoing; and

                           (f) the entry of any judgments against the Borrower
                  aggregating more than $1,000,000 or any attachments or other levy against the property of the Borrower with respect to claims aggregating in excess of $1,000,000, if the same remain unpaid, unappealed, undischarged, unbonded, unstayed or undismissed, for a period of 30 days.

                  Section 9.02. REMEDIES. Following the occurrence and during the continuance of an Event of Default, the Lender may (a) by written notice to the Borrower at any time declare the Note and all amounts payable hereunder to be immediately due and payable, whereupon all such amounts shall become immediately due and payable without presentment, demand, protest or other notice of any kind, all of which are hereby expressly waived to the extent permitted by law, and (b) take any and all remedies and other actions permitted by law or by any of the terms and provisions of the Loan Documents or any other documents delivered to the Lender pursuant hereto.

                                    ARTICLE X

                                  MISCELLANEOUS

                  Section 10.01. NOTICES. All notices hereunder shall be in writing and shall be conclusively deemed to have been received and shall be effective (a) on the day on which delivered if delivered personally, or transmitted by telex or telegram or telecopier, or (b) five Business Days after the date on which the same is mailed, and shall be addressed:

                  if to the Borrower to:

                           DI Industries, Inc.
                           450 Gears Road, Suite 625
                           Houston, Texas  77067
                           Attention: President
                           Telecopier No.: (713) 874-0193
                  if to the Lender to:

                           Norex Drilling Ltd.
                           41 Cedar Avenue
                           Hamilton, HM-12, Bermuda
                           Telecopier No.: +1 441 283 3231

or at such other address as the party giving such notice shall have been advised of in writing for such purpose by the party to which the same is directed.

                  Section 10.2. SURVIVAL OF THIS AGREEMENT. All covenants, agreements, representations and warranties made herein or in any Loan Document or in any certificate delivered pursuant hereto shall survive the execution by the Borrower and delivery to the Lender of the Note and shall continue in full force and effect until no further borrowing may be made hereunder and until the the Note has been paid in full.

                  Section 10.03. EXPENSES OF THE LENDER. The Borrower will pay all reasonable out-of-pocket expenses (including but not limited to reasonable fees and disbursements of its counsel) incurred by the Lender in connection with any legal action instituted or other steps taken by the Lender to enforce or protect any rights of the Lender in connection with the Loan Documents or any other documents delivered to the Lender pursuant thereto.

                  Section 10.04. AMENDMENT AND WAIVER. This Agreement may not be changed or terminated orally. No amendment or waiver of any provision of any Loan Document or other documents delivered to the Lender pursuant hereto, nor any consent to any departure by the Borrower therefrom shall in any event be effective unless the same shall be in writing and signed by the Lender, and then such waiver or consent shall be effective only in the specific instance and for the specific purpose for which it was given. Neither any failure nor any delay on the part of the Lender in exercising any right, power or privilege hereunder or under any Loan Document or other documents delivered to the Lender pursuant hereto shall operate as a waiver thereof, nor shall a single or partial exercise thereof preclude any other or further exercise or the exercise of any other right, power or privilege. No notice to or demand on the Borrower in any case shall entitle the Borrower to any other or further notice or demand in the same, similar or other circumstances.

                  Section 10.05. APPLICABLE LAW. This Agreement and the rights and obligations of the parties hereunder shall be governed by and construed in accordance with the substantive law of the State of Texas.

                  Section 10.06 ASSIGNMENT. With the consent of the Borrower, which shall not be unreasonably withheld or delayed, the Lender may, in connection with a transfer of the Note, assign its rights under this Agreement to the transferee of the Note.

                  IN WITNESS WHEREOF, the undersigned have caused this Agreement to be executed, by their respective officers thereunto duly authorized, as of the date first above written.

                                             DI INDUSTRIES, INC.

                                             By
                                             Name:
                                             Title:

                                             NOREX DRILLING, LTD.

                                             By
                                             Name:
                                             Title:

                                       44
                                                                       EXHIBIT C

               FORM OF LEGAL OPINION OF NOVAKOV, DAVIDSON & FLYNN

D I Industries, Inc.,
         and
DI Merger Sub, Inc.
450 Gears Road
Suite 625
Houston, Texas   77067

Somerset Investment Corp.,
Somerset Capital Partners
         and
Somerset and Drilling Associates, L.L.C.
69 Delaware Avenue
Buffalo, New York  14202

Roy T. Oliver, Jr.
         and
R.T. Oliver, Inc.
6601 S.W. 29th Street
Oklahoma City, Oklahoma 73179

Gentlemen:

                  We have acted as counsel to Mike L. Mullen, an individual ("Mullen"), Land Rig Acquisition Corp., a Delaware corporation ("LRAC"), Mike Mullen Energy Equipment Resource, Inc., a Texas corporation ("MMEER"), and GCT Investments, Inc., a Texas corporation ("GCT"), in connection with (i) the Agreement and Plan of Merger (the "Merger Agreement") dated as of May 7, 1996, among DI Industries, Inc., a Texas corporation ("DI"), DI Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of DI ("Sub"), Mullen, Roy T. Oliver, Jr., an individual ("Oliver"), LRAC and Roy T. Oliver, Inc., an Oklahoma corporation ("RTO"), and the related merger of Sub and RTO with and into LRAC (the "Merger"), (ii) the Non-Competition Agreement dated as of the date hereof among DI, Mullen, Oliver, U.S. Rig and Equipment, Inc., an Oklahoma corporation ("USR&E"), and MMEER (the "Non-Competition Agreement"), and (iii) the Registration Rights Agreement dated May 7, 1996, among DI, Somerset Drilling Associates, L.L.C., Norex Drilling, Ltd., Oliver, USR&E, MMEER, and GCT (the "Registration Rights Agreement"). This opinion is being delivered pursuant to
Section 6.2(c) of the Merger Agreement. Capitalized terms used but not defined herein are used with the same meanings as set forth in the Merger Agreement.

                                       45

                  In connection with the offer, sale and delivery of the shares of DI Common Stock to be issued to the shareholders of LRAC and RTO pursuant to the Merger, DI has filed with the Securities and Exchange Commission (the "Commission"), under the Securities Act of 1933, as amended (the "Act"), a Registration Statement on Form S-4 (File No. _____) (the "Registration Statement"), including a Proxy Statement/Prospectus of DI (as amended at the time the Registration Statement became effective, the "Registration Statement" and the "Proxy Statement/Prospectus," respectively).

                  Before rendering the opinions expressed below, we examined the Registration Statement, the Proxy Statement/Prospectus, the Merger Agreement, the Non-Competition Agreement, the Registration Rights Agreement and originals or copies of such corporate records of MMEER, GCT and LRAC, and such agreements and other documents and instruments as we deemed necessary for the purposes of rendering the opinions set forth below. As to matters of fact relevant to the opinions expressed below and as to factual matters arising in connection with our examination of the corporate documents, records and instruments of MMEER, GCT and LRAC, and other documents or writings, we have relied, to the extent we deemed appropriate, upon the representations and warranties made by LRAC in the Merger Agreement, and upon certificates and other communications of public officials and corporate officers of MMEER, GCT and LRAC without further investigation as to the facts set forth therein. We have assumed the genuineness of all signatures, the legal capacity of natural persons, the authenticity of all documents submitted to us as originals, the conformity to original documents of all documents submitted to us as certified, conformed or photostatic copies and the truthfulness of all statements of facts contained therein, and the due authorization, execution and delivery by each of the parties other than Mullen, LRAC, MMEER and GCT of all documents to which they are parties that were examined by us (including, but not limited to, the Merger Agreement, the Non-Competition Agreement and the Registration Rights Agreement). In addition, we made, except to the extent hereinafter expressly stated, such other investigations as we deemed necessary or appropriate for the purposes of rendering the opinions expressed below, including, without limitation, commissioning and reviewing a search of the public records of those states and localities in which any of the Rigs or LRAC is located with respect to liens or encumbrances of record.

                  Based on the foregoing, and subject to the limitations set forth below, we are of the opinion that:

                  (i) LRAC is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Delaware. Each of GCT and MMEER is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Texas. Each of MMEER, GCT and LRAC has all requisite corporate power and authority to carry on its business as now being conducted;

                  (ii) The certificate of merger prepared for filing with the Secretary of State of Delaware in connection with the Merger complies in all material respects with the requirements of the Delaware General Corporation Law ("DGCL") and upon filing of such certificate with the Secretary of State of Delaware and compliance with the provisions of the Oklahoma General Corporation Act ("OGCA") regarding mergers of Oklahoma corporations with non-Oklahoma

                                       46

corporations, the Merger will become effective in accordance with the terms of the Merger Agreement and the applicable provisions of the DGCL and the OGCA;

                  (iii) The affirmative vote of the holders of a majority of the shares of Common Stock of LRAC outstanding on the record date for the approval of the stockholders of LRAC obtained in accordance with Section 3.3 of the Merger Agreement is the only vote of the holders of any class or series of the capital stock of LRAC necessary to approve the Merger Agreement and the Merger, and such approval has been unanimously obtained;

                  (iv) LRAC has the requisite corporate power to merge with Sub and RTO as contemplated by the Merger Agreement;

                  (v) The execution and delivery of the Merger Agreement did not, and the consummation of the Merger will not, violate any provisions of Certificate of Incorporation or Bylaws of LRAC; the execution and delivery of the Non-Competition Agreement and the Registration Rights Agreement did not, and the performance of the Non-Competition Agreement and the Registration Rights Agreement will not, violate any provisions of Certificate of Incorporation or Bylaws of MMEER; the execution and delivery of the Registration Rights Agreement did not, and the performance of the Registration Rights Agreement will not, violate any provisions of Certificate of Incorporation or Bylaws of GCT;

                  (vi) The Merger Agreement has been duly and validly authorized, executed and delivered by LRAC and is a valid and binding agreement of LRAC, enforceable in accordance with its terms, except as such enforceability may be limited by bankruptcy, insolvency, reorganization, moratorium or other similar laws or court decisions affecting creditors' rights generally and by other general equitable principles; the Registration Rights Agreement has been duly and validly authorized, executed and delivered by each of MMEER and GCT and is a valid and binding agreement of each of MMEER and GCT, enforceable in accordance with its terms, except as such enforceability may be limited by bankruptcy, insolvency, reorganization, moratorium or other similar laws or court decisions affecting creditors' rights generally and by other general equitable principles; and the Non-Competition Agreement has been duly and validly authorized, executed and delivered by MMEER; and

                  (vii) To our knowledge, LRAC and RTO collectively have good and indefeasible title to the Rigs as defined in the Merger Agreement, free and clear of any liens or encumbrances.

                  (viii) None of the shareholders of LRAC have any appraisal rights under the TBCA in connection with the Merger.

                  With respect to the opinion expressed in paragraph (vi) above, we express no opinion as to the availability of specific performance, injunctive relief, reformation or any other equitable remedies with respect to the enforcement of any provision contained in the Merger Agreement, the Registration Rights Agreement or the Non-Competition Agreement, and we have further assumed that the Merger Agreement, the Registration Rights Agreement and the NonCompetition have been duly executed and delivered by the parties thereto other than Mullen,

                                       47

LRAC, GCT and MMEER and constitute the legal, valid and binding obligation of each of such other parties, enforceable in accordance with their terms.

                  Whenever any opinion expressed herein with respect to the existence or absence of facts is qualified by the phrase "to our knowledge" such phrase indicates that, except as otherwise expressed, (i) no information has come to the attention of any partner or associate of this firm who has devoted substantive attention to the transactions contemplated by the Merger Agreement that has given any such person actual knowledge of the existence of such facts,
(ii) we have not undertaken any independent investigation to determine the existence or absence of such facts and (iii) no inference as to our knowledge of the existence of such facts should be drawn from the fact of our representation of Mullen, LRAC, GCT and MMEER or our expression of such opinion.

                  In rendering the foregoing opinions, we render no opinion as to any matters governed by any laws other than the laws of the State of Texas, the applicable provisions of the DGCL and the applicable federal laws of the United States of America. The opinions and statements expressed herein are solely for your benefit and may not be relied upon by any other person without our prior written permission.

                                                  Very truly yours,

                                                  NOVAKOV, DAVIDSON & FLYNN,
                                                  A Professional Corporation

                                       48
                                                                       EXHIBIT D

              FORM OF LEGAL OPINION OF SHORT WIGGINS MARGO & ADLER

D I Industries, Inc.,
         and
DI Merger Sub, Inc.
450 Gears Road
Suite 625
Houston, Texas   77067

Somerset Investment Corp.
Somerset Capital Partners
         and
Somerset and Drilling Associates, L.L.C.
69 Delaware Avenue
Buffalo, New York  14202

Mike L. Mullen
         and
Land Rig Acquisition Corp.
8411 Preston Road
Suite 730, LB2
Dallas, Texas 75225


Gentlemen:

                  We have acted as counsel to Roy T. Oliver, Jr., an individual ("Oliver"), R.T. Oliver, Inc., an Oklahoma corporation ("RTO"), and U. S. Rig and Equipment, Inc., an Oklahoma corporation ("USR&E"), in connection with (i) the Agreement and Plan of Merger (the "Merger Agreement") dated as of May 7, 1996, among DI Industries, Inc., a Texas corporation ("DI"), DI Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of DI ("Sub"), Mike
L. Mullen, an individual ("Mullen"), Oliver, Land Rig Acquisition Corp., a Delaware corporation ("LRAC"), and RTO, and the related merger of Sub and RTO with and into LRAC (the "Merger"), (ii) the Non-Competition Agreement dated as of the date hereof among DI, Mullen, Oliver, USR&E, and Mike Mullen Energy Equipment Resource, Inc., a Texas corporation ("MMEER") (the "Non-Competition Agreement"), and (iii) the Registration Rights Agreement dated May 7, 1996, among DI, Somerset Drilling Associates, L.L.C., Norex Drilling, Ltd., Oliver, USR&E, MMEER and GCT Investments, Inc. (the "Registration Rights Agreement"). This opinion is being delivered pursuant to Section 6.2(d) of the Merger Agreement. Capitalized terms used but not defined herein are used with the same meanings as set forth in the Merger Agreement.

                                       49

                  In connection with the offer, sale and delivery of the shares of DI Common Stock to be issued to the shareholders of LRAC and RTO pursuant to the Merger, DI has filed with the Securities and Exchange Commission (the "Commission"), under the Securities Act of 1933, as amended (the "Act"), a Registration Statement on Form S-4 (File No. _____) (the "Registration Statement"), including a Proxy Statement/Prospectus of DI (as amended at the time the Registration Statement became effective, the "Registration Statement" and the "Proxy Statement/Prospectus," respectively).

                  Before rendering the opinions expressed below, we examined the Registration Statement, the Proxy Statement/Prospectus, the Merger Agreement, the Non-Competition Agreement, the Registration Rights Agreement and originals or copies of such corporate records of RTO and USR&E, and such agreements and other documents and instruments as we deemed necessary for the purposes of rendering the opinions set forth below. As to matters of fact relevant to the opinions expressed below and as to factual matters arising in connection with our examination of the corporate documents, records and instruments of RTO and USR&E, and other documents or writings, we have relied, to the extent we deemed appropriate, upon the representations and warranties made by RTO in the Merger Agreement, and upon certificates and other communications of public officials and corporate officers of RTO and USR&E without further investigation as to the facts set forth therein. We have assumed the genuineness of all signatures, the legal capacity of natural persons, the authenticity of all documents submitted to us as originals, the conformity to original documents of all documents submitted to us as certified, conformed or photostatic copies and the truthfulness of all statements of facts contained therein, and the due authorization, execution and delivery by each of the parties other than Oliver, RTO and USR&E of all documents to which they are parties that were examined by us (including, but not limited to, the Merger Agreement, the Non-Competition Agreement and the Registration Rights Agreement). In addition, we made, except to the extent hereinafter expressly stated, such other investigations as we deemed necessary or appropriate for the purposes of rendering the opinions expressed below, including, without limitation, commissioning and reviewing a search of the public records of those states and localities in which any of the Rigs or RTO is located with respect to liens or encumbrances of record.

                  Based on the foregoing, and subject to the limitations set forth below, we are of the opinion that:

                  (i) RTO is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Oklahoma. USR&E is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Oklahoma. Each of RTO and USR&E has all requisite corporate power and authority to carry on its business as now being conducted;

                  (ii) The certificates of merger prepared for filing with the Secretary of State of Delaware and the Secretary of State of Oklahoma in connection with the Merger comply in all material respects with the requirements of the Delaware General Corporation Law ("DGCL") and the Oklahoma General Corporation Act ("OGCA"), respectively, and upon filing of such certificates with the Secretary of State of Delaware and the Secretary of State of Oklahoma, the

                                       50

Merger will become effective in accordance with the terms of the Merger Agreement and the applicable provisions of the DGCL and the OGCA;

                  (iii) The affirmative vote of the holders of a majority of the shares of Common Stock of RTO outstanding on the record date for the approval of the stockholders of RTO obtained in accordance with Section 3.3 of the Merger Agreement is the only vote of the holders of any class or series of the capital stock of RTO necessary to approve the Merger Agreement and the Merger, and such approval has been unanimously obtained;

                  (iv) RTO has the requisite corporate power to merge with Sub and LRAC as contemplated by the Merger Agreement;

                  (v) The execution and delivery of the Merger Agreement did not, and the consummation of the Merger will not, violate any provisions of Certificate of Incorporation or Bylaws of RTO; the execution and delivery of the Non-Competition Agreement did not, and the performance of the Non-Competition will not, violate any provisions of Certificate of Incorporation or Bylaws of USR&E; the execution and delivery of the Registration Rights Agreement did not, and the performance of the Registration Rights Agreement will not, violate any provision of the Certificate of Incorporation or Bylaws of USR&E;

                  (vi) The Merger Agreement has been duly and validly authorized, executed and delivered by RTO and is a valid and binding agreement of RTO, enforceable in accordance with its terms, except as such enforceability may be limited by bankruptcy, insolvency, reorganization, moratorium or other similar laws or court decisions affecting creditors' rights generally and by other general equitable principles; the Registration Rights Agreement has been duly and validly authorized, executed and delivered by USR&E and is a valid and binding agreement of USR&E, enforceable in accordance with its terms, except as such enforceability may be limited by bankruptcy, insolvency, reorganization, moratorium or other similar laws or court decisions affecting creditors' rights generally and by other general equitable principles; and the NonCompetition Agreement has been duly and validly authorized, executed and delivered by USR&E; and

                  (vii) To our knowledge, LRAC and RTO collectively have good and indefeasible title to the Rigs as defined in the Merger Agreement, free and clear of any liens or encumbrances.

                  (viii) None of the shareholders of RTO have any appraisal rights under the OGCA in connection with the Merger.

                  With respect to the opinion expressed in paragraph (vi) above, we express no opinion as to the availability of specific performance, injunctive relief, reformation or any other equitable remedies with respect to the enforcement of any provision contained in the Merger Agreement, the Registration Rights Agreement or the Non-Competition Agreement, and we have further assumed that the Merger Agreement, the Registration Rights Agreement and the NonCompetition have been duly executed and delivered by the parties thereto other than Oliver, RTO and USR&E and constitute the legal, valid and binding obligation of each of such other parties, enforceable in accordance with their terms.

                                       51

                  Whenever any opinion expressed herein with respect to the existence or absence of facts is qualified by the phrase "to our knowledge" such phrase indicates that, except as otherwise expressed, (i) no information has come to the attention of any partner or associate of this firm who has devoted substantive attention to the transactions contemplated by the Merger Agreement that has given any such person actual knowledge of the existence of such facts,
(ii) we have not undertaken any independent investigation to determine the existence or absence of such facts and (iii) no inference as to our knowledge of the existence of such facts should be drawn from the fact of our representation of Oliver, RTO and USR&E or our expression of such opinion.

                  In rendering the foregoing opinions, we render no opinion as to any matters governed by any laws other than the laws of the State of Oklahoma, the applicable provisions of the DGCL and the applicable federal laws of the United States of America. The opinions and statements expressed herein are solely for your benefit and may not be relied upon by any other person without our prior written permission.

                                          Very truly yours,

                                          WIGGINS MARGO & ADLER

                                       52

                                                                       EXHIBIT E

                FORM OF LEGAL OPINION OF COKINOS, BOSIEN & YOUNG

Somerset Investment Corp.,
Somerset Capital Partners
         and
Somerset and Drilling Associates, L.L.C.
69 Delaware Avenue
Buffalo, New York  14202

Roy T. Oliver, Jr.
         and
R.T. Oliver, Inc.
6601 S.W. 29th Street
Oklahoma City, Oklahoma 73179

Mike L. Mullen
         and
Land Rig Acquisition Corp.
8411 Preston Road
Suite 730, LB2
Dallas, Texas 75225

Gentlemen:

                  We have acted as counsel to DI Industries, Inc., a Texas corporation ("DI"), and DI Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of DI ("Sub"), in connection with (i) the Agreement and Plan of Merger (the "Somerset Merger Agreement") dated as of May 7, 1996, between DI and Somerset Investment Corp., a Texas corporation ("Somerset Sub"), and the related merger of Somerset Sub with and into DI (the "Somerset Merger"), (ii) the Agreement and Plan of Merger (the "M/O Merger Agreement" and, together with the Somerset Merger Agreement, the "Merger Agreements") dated as of May 7, 1996, among DI, Sub, Mike L. Mullen, an individual ("Mullen"), Roy T. Oliver, Jr., an individual ("Oliver"), R.T. Oliver, Inc., an Oklahoma corporation ("RTO"), and Land Rig Acquisition Corp., a Delaware corporation ("LRAC"), and the related mergers of RTO and Sub with and into LRAC (the "M/O Merger" and, together with the Somerset Merger, the "Mergers"), (iii) the Registration Rights Agreement dated May 7, 1996, among Somerset Drilling Associates, L.L.C., a Delaware limited liability company ("Somerset L.L.C."), Norex Drilling, Ltd., Oliver, U.S. Rig and Equipment, Inc., Mike Mullen Energy Equipment Resource, Inc., GCT Investments, Inc., and DI (the "Registration Rights Agreement"), and (iv) the Investment Monitoring Agreement dated May 7, 1996, among DI, Somerset L.L.C. and Somerset Capital Partners (the "Investment Monitoring Agreement"). This opinion is being delivered pursuant to Section 6.3(d) of each of

                                       53

the Merger Agreements. Capitalized terms used but not defined herein are used with the same meanings as set forth in the Merger Agreements.

                  In connection with the offer, sale and delivery of the shares of DI Common Stock to be issued to the shareholders of Somerset Sub, RTO and LRAC pursuant to the Mergers, DI has filed with the Securities and Exchange Commission (the "Commission"), under the Securities Act of 1933, as amended (the "Act"), a Registration Statement on Form S-4 (File No. _____) (the "Registration Statement"), including a Proxy Statement/Prospectus of DI (as amended at the time the Registration Statement became effective, the "Registration Statement" and the "Proxy Statement/Prospectus," respectively).

                  Before rendering the opinions expressed below, we examined the Registration Statement, the Proxy Statement/Prospectus, the Merger Agreements, the Registration Rights Agreement, the Investment Monitoring Agreement and originals or copies of such corporate records of DI, Sub, and such agreements and other documents and instruments as we deemed necessary for the purposes of rendering the opinions set forth below. As to matters of fact relevant to the opinions expressed below and as to factual matters arising in connection with our examination of the corporate documents, records and instruments of DI and Sub, and other documents or writings, we have relied, to the extent we deemed appropriate, upon the representations and warranties made by DI and Sub in the Merger Agreements, and upon certificates and other communications of public officials and corporate officers of DI and Sub without further investigation as to the facts set forth therein. We have assumed the genuineness of all signatures, the legal capacity of natural persons, the authenticity of all documents submitted to us as originals, the conformity to original documents of all documents submitted to us as certified, conformed or photostatic copies and the truthfulness of all statements of facts contained therein, and the due authorization, execution and delivery by the parties other than DI and Sub of all documents to which they are parties that were examined by us (including, but not limited to, the Merger Agreements, the Registration Rights Agreement and the Investment Monitoring Agreement). In addition, we made, except to the extent hereinafter expressly stated, such other investigations as we deemed necessary or appropriate for the purposes of rendering the opinions expressed below.

                  Based on the foregoing, and subject to the limitations set forth below, we are of the opinion that:

                  (i) DI is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Texas and has all requisite corporate power and authority to carry on its business as now being conducted as described in the Proxy Statement/Prospectus; and Sub is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Delaware and has all requisite corporate power and authority to carry on the business now being conducted by DI as described in the Proxy Statement/Prospectus;

                  (ii) The certificate of merger prepared for filing with the Secretary of State of Delaware in connection with the M/O Merger complies in all material respects with the requirements of the Delaware General Corporation Law ("DGCL") and the articles of merger prepared for filing with the Secretary of State of Texas in connection with the Somerset Merger

                                       54

comply in all material respects with the requirements of the Texas Business Corporation Act ("TBCA"), and upon filing of such certificate with the Secretary of State of Delaware, filing of such articles with the Secretary of State of Texas, compliance with the provisions of the Oklahoma General Corporation Act ("OGCA") regarding mergers of Oklahoma corporations with non-Oklahoma corporations, and the issuance of a certificate of merger with respect to the Somerset Merger by the Secretary of State of Texas, the Mergers will become effective in accordance with the terms of the Merger Agreements and the applicable provisions of the DGCL, the TBCA and the OGCA;

                  (iii) The affirmative vote of the holders of two thirds of the shares of DI Common Stock outstanding on the record date for the approval of the stockholders of DI obtained in accordance with Section 4.2 of each of the Merger Agreements is the only vote of the holders of any class or series of the capital stock of DI necessary to approve the Merger Agreements and the Mergers;

                  (iv) DI has the requisite corporate power to merge with Somerset Sub as contemplated by the Somerset Merger Agreement and issue the DI Common Stock as contemplated by the Merger Agreements, and Sub has the requisite corporate power to merge with RTO and LRAC as contemplated by the M/O Merger Agreement;

                  (v) The execution and delivery of the Merger Agreements, the Registration Rights Agreement and the Investment Monitoring Agreement did not, and the consummation of the Mergers and the performance of the Registration Rights Agreement and the Investment Monitoring Agreement will not, violate any provisions of the Articles of Incorporation or Bylaws of DI or Sub and, to our knowledge, will not violate or constitute a breach under, or require the consent of any party to, any agreement or instrument to which DI or Sub is a party or to which any of their assets are subject which has not been obtained, including the consent of Nordlandsbanken AS under the Loan Agreement between Drillers, Inc., a wholly owned Subsidiary of DI, and Nordlandsbanken AS dated December 12, 1994, and the consent of Charter National Bank, which consent has been obtained;

                  (vi) Each of the Merger Agreements, the Registration Rights Agreement and the Investment Monitoring Agreement has been duly and validly authorized, executed and delivered by DI, and each of the Merger Agreements, the Registration Rights Agreement and the Investment Monitoring Agreement is a valid and binding agreement of DI, enforceable in accordance with its terms, except as such enforceability may be limited by bankruptcy, insolvency, reorganization, moratorium or other similar laws or court decisions affecting creditors' rights generally and by other general equitable principles; and the M/O Merger Agreement has been duly and validly authorized, executed and delivered by Sub, and the M/O Merger Agreement is a valid and binding agreement of Sub, enforceable in accordance with its terms, except as such enforceability may be limited by bankruptcy, insolvency, reorganization, moratorium or other similar laws or court decisions affecting creditors' rights generally and by other general equitable principles;

                  (vii) The Registration Statement has become effective under the Act, and to our knowledge, no stop order suspending the effectiveness of the Registration Statement has been

                                       55

issued and no proceedings for such purpose have been initiated or are pending or threatened by the Commission under the Act;

                  (viii) The shares of DI Common Stock to be delivered in connection with the Mergers are duly authorized and reserved for issuance and, when issued in accordance with the terms and conditions of the Merger Agreements, will be validly issued, fully paid and nonassessable; and

                  (ix) The subscription of Norex Drilling, Ltd. for 4,000 shares of DI Series B Preferred Stock has been canceled and the $4 million subscription price has been repaid with $4 million borrowed from Norex Drilling, Ltd. pursuant to the Credit Agreement of even date herewith between DI and Norex Drilling, Ltd.; and all of the DI Series B Warrants have been surrendered and canceled.

                  With respect to the opinion expressed in paragraph (vi) above, we express no opinion as to the availability of specific performance, injunctive relief, reformation or any other equitable remedies with respect to the enforcement of any provision contained in any of the Merger Agreements, the Registration Rights Agreement or the Investment Monitoring Agreement, and we have further assumed that the Merger Agreements, the Registration Rights Agreement and the Investment Monitoring Agreement have been duly executed and delivered by the parties thereto other than DI and Sub and constitute the legal, valid and binding obligation of each of the parties thereto other than DI and Sub, enforceable in accordance with their terms.

                  Whenever any opinion expressed herein with respect to the existence or absence of facts is qualified by the phrase "to our knowledge" such phrase indicates that, except as otherwise expressed, (i) no information has come to the attention of any partner or associate of this firm who has devoted substantive attention to the transactions contemplated by the Merger Agreement that has given any such person actual knowledge of the existence of such facts,
(ii) we have not undertaken any independent investigation to determine the existence or absence of such facts and (iii) no inference as to our knowledge of the existence of such facts should be drawn from the fact of our representation of DI and Sub or our expression of such opinion.

                  In rendering the foregoing opinions, we render no opinion as to any matters governed by any laws other than the laws of the State of Texas, the applicable provisions of the DGCL and the applicable federal laws of the United States of America. The opinions and statements expressed herein are solely for your benefit and may not be relied upon by any other person without our prior written permission.

                                                   Very truly yours,


                                                   COKINOS, BOSIEN & YOUNG

                                       56

                                                                       EXHIBIT F

                        FORM OF NON-COMPETITION AGREEMENT


                            NON-COMPETITION AGREEMENT

         AGREEMENT made as of this _______ day of ____________, 1996 (this "Agreement"), between DI INDUSTRIES, INC., a Texas corporation with its principal offices at 450 Gears Road, Suite 625, Houston, Texas 77067 ("Buyer"), ROY T. OLIVER, JR., an individual ("Oliver"), U.S. RIG AND EQUIPMENT, INC., an Oklahoma corporation, MIKE L. MULLEN, an individual ("Mullen"), and MIKE MULLEN ENERGY EQUIPMENT RESOURCE, INC., a Texas corporation (Oliver, U.S. Rig and Equipment, Inc., Mullen, and Mike Mullen Energy Equipment Resources, Inc. are referred to herein, singly, as a "Seller" and, collectively, as the "Sellers").

                                   WITNESSETH:

         WHEREAS, concurrently herewith, Buyer will acquire certain drilling rigs by means of the merger of R.T. Oliver, Inc. and Land Rig Acquisition Corp., two corporations affiliated with Mullen and Oliver, with DI Merger Sub, Inc., a wholly owned subsidiary of Buyer (the "Merger");

         WHEREAS, Sellers will continue to own or control certain other land-based oil and gas drilling rigs of 1,500 or more horse power, and may hereafter acquire additional similar equipment (the "Drilling Rigs");

         WHEREAS, the parties hereto desire to set forth certain representations, warranties and covenants made by each to the other as an inducement to the consummation of the Merger; and

         WHEREAS, the execution and delivery of this Agreement is a condition precedent to the consummation of the Merger;

         NOW, THEREFORE, in consideration of the premises and of the mutual representations, warranties and covenants herein contained, the parties hereto hereby agree as follows:

1.       NON-COMPETITION.

         For a period of three (3) years from the date hereof, without the Buyer's prior written consent, the Sellers will not, directly or indirectly, through subsidiaries, affiliates or otherwise, sell, lease or otherwise dispose of or provide services relating to the sale, lease, or disposal of any direct or indirect interest in any Drilling Rigs (or components constituting a substantial portion of a Drilling Rig) which the Sellers know, or have reason to know, are being acquired, directly or indirectly, for use in Venezuela or Colombia. Prior to selling, leasing, or otherwise disposing of any of the Drilling Rigs, or participating in any of the foregoing, the Seller shall attempt in good faith and with exercise of all due diligence to confirm that the purchaser does not intend to use the Drilling Rig in Venezuela or Colombia.

2.       FIRST OFFER.

         Subject to Section I hereof, and for a period of three (3) years from the date hereof, prior to offering any Drilling Rig for sale the Sellers shall
(i) offer the Drilling Rig to the Buyer at a price which the Seller believes represents the market value of such Drilling Rig and (ii) thereafter give the Buyer a reasonable opportunity to inspect the Drilling Rig and make an offer to purchase the same.

3.       RIGHTS AND REMEDIES UPON BREACH.

         If a Seller breaches or threatens to commit a breach of any of the provisions of this Agreement, then the Buyer shall have the right to specific performance of this Agreement. Buyer shall also be entitled, in the case of any actual breach of this Agreement, to an accounting from the Sellers, and shall be entitled to all profits received by Seller in such transaction. These rights are severally enforceable and in addition to, and not in lieu of, any other rights and remedies available to the Buyer under law or in equity.

         The Sellers acknowledge and agree that the provisions of this Agreement are reasonable in geographical and temporal scope and in all other respects. If any court determines that any of the provisions of this Agreement or any part hereof is invalid or unenforceable, the remainder of the provisions of this Agreement shall not thereby be affected and shall be given full effect, without regard to the invalid portions. If any court determines that any of the provisions of this Agreement or any part hereof are unenforceable because of the duration or the geographic scope of such provisions, such court shall have the power to reduce the duration or scope of such provisions, as the case may be, and in its reduced form such provisions shall then be enforceable.

4.       WAIVER OF BREACH.

         The waiver by any party hereof of the breach of any provisions hereof, which waiver must be in writing to be effective, shall not operate or be construed to operate as a waiver by such party of any subsequent breach by any other party of any provisions hereof.

5.       MISCELLANEOUS.

         (a) This Agreement contains the entire agreement between the parties hereto and supersedes and replaces any and all agreements and understandings existing prior to the date of this Agreement, whether written or oral, express or implied, between the parties concerning the subject matter hereof, except only those agreements and understandings executed in connection with the Merger.

         (b) The terms and conditions hereof may be changed only by an agreement in writing signed by each of the parties hereto.

         (c) This Agreement shall be governed by and construed in accordance with the laws of the State of Texas without regard to principles of conflicts of law. Exclusive venue for any action or proceeding relating to the interpretation or enforcement of this Agreement shall lie in Harris County, Texas.

         (d) This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns.

         (e) Any notices to be delivered by the parties hereunder shall be in writing and are effective upon the date received.

         (f) Common nouns and pronouns shall be deemed to refer to the singular or plural, as the context may require.

                                       -2-

         IN WITNESS WHEREOF, the parties hereby have executed this Agreement as of the date first above written.

                                                    DI INDUSTRIES, INC.

                                                    By:
Mike L. Mullen                                         Name:
                                                       Title:

MIKE MULLEN ENERGY EQUIPMENT
RESOURCE, INC.



By:
    Name:                                           Roy T. Oliver, Jr.
    Title:

                                                    U.S. RIG AND EQUIPMENT, INC.

                                                    By:
                                                       Name:
                                                       Title:

                                       -3-

                                       57

                                                                       EXHIBIT G

                                 FORM OF WARRANT


                                 SHADOW WARRANT

                  THIS SHADOW WARRANT AND ANY SHARES ACQUIRED UPON THE EXERCISE OF THIS SHADOW WARRANT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY NOT BE TRANSFERRED IN THE ABSENCE OF SUCH REGISTRATION OR AN EXEMPTION THEREFROM UNDER SUCH ACT.

                  THIS SHADOW WARRANT AND ANY SHARES ACQUIRED UPON THE EXERCISE OF THIS SHADOW WARRANT ARE HELD SUBJECT TO THE PROVISIONS OF A STOCKHOLDERS' AGREEMENT DATED AS OF MAY 7, 1996, WHICH PROVIDES, AMONG OTHER THINGS, FOR THE GRANT OF AN IRREVOCABLE PROXY AND THE IMPOSITION OF RESTRICTIONS ON THE TRANSFER OF SHARES, A COPY OF WHICH STOCKHOLDERS AGREEMENT IS ON FILE AND MAY BE EXAMINED AT THE PRINCIPAL OFFICE OF THE COMPANY.

                               DI INDUSTRIES, INC.
                                 SHADOW WARRANT

                  This certifies that, for $10.00 and other good and valuable consideration, DI Industries, Inc, a Texas corporation (the "Company"), grants to [M/O recipient], or permitted registered assigns (the "Warrantholder"), the right to subscribe for and purchase from the Company ________ validly issued, fully paid and nonassessable shares (the "A Warrant Shares") of the Company's Common Stock, par value $0.10 per share (the "Common Stock"), at the purchase price per share of $1.25 (the "A Exercise Price"), and 1,000,000 validly issued, fully paid and nonassessable shares (the "B Warrant Shares" and, together with the A Warrant Shares, the "Warrant Shares") of Common Stock at the purchase price of $1.00 per share (the "B Exercise Price" and, together with the A Exercise Price, the "Exercise Price"), exercisable at the times permitted herein, all subject to the terms, conditions and adjustments set forth in this Shadow Warrant. This Shadow Warrant is one of the warrants referred to in paragraph 6.3(e) of the Agreement and Plan of Merger (the "Merger Agreement"), dated May 7, 1996, among the Company, DI Merger Sub, Inc., Roy T. Oliver, Jr., Mike L. Mullen, R.T. Oliver, Inc. ("RTO") and Land Rig Acquisition Corp. ("LRAC") .

- - - - --------------------------------------------------------------------------------


Dated:      Houston, Texas
                   , 1996

                  THIS IS A SHADOW WARRANT AGREEMENT (the "Shadow Warrant") dated , 1996, by and between DI INDUSTRIES, INC., a Texas corporation, and [M/O recipient]

                  WHEREAS, the capitalized terms used herein have the meaning given to such terms in Section 9; and

                  WHEREAS, Warrantholder and the other stockholders of RTO and LRAC, simultaneously with the acquisition of this Shadow Warrant from the Company, are acquiring an aggregate of 39,637,378 shares of Common Stock of the Company [assumes no exercise of Cash Option], which constitute approximately 331/3 % of the shares of Common Stock on a fully diluted basis (excluding the shares of Common Stock into which the Series A Preferred Stock, defined below, is convertible and the shares of Common Stock for which the Dillard Option, defined below, may be exercisable);

                  WHEREAS, the Company presently has an obligation to issue up to 720,000 shares of its Common Stock (the "A Exercise Shares") upon conversion of its Series A Convertible Redeemable Preferred Stock, par value $1.00 per share (the "Series A Preferred Stock"), and may have an obligation to issue up to 1,00,000 shares of its Common Stock (the "B Exercise Shares" and, together with the A Exercise Shares, the "Exercise Shares") upon exercise of an option granted to Max M. Dillard (the "Dillard Option");

                  WHEREAS, the parties desire that in the event of (i) the exercise by the holder of the Series A Preferred Stock of its conversion rights, resulting in the issuance of the A Exercise Shares, or a portion thereof, the Warrantholder and the other stockholders of RTO and LRAC, pursuant to similar warrants, shall have the right to acquire a number of shares of Common Stock equal, in the aggregate, to the number of A Exercise Shares issued and outstanding, up to a maximum of 720,000 shares of Common Stock (the "A Warrant Shares") or (ii) the exercise by the holder of the Dillard Option of his exercise rights, resulting in the issuance of the B Exercise Shares, or a portion thereof, the Warrantholder and the other stockholders of RTO and LRAC, pursuant to similar warrants, shall have the right to acquire a number of shares of Common Stock equal, in the aggregate, to the number of B Exercise Shares issued and outstanding, up to a maximum of 1,000,000 shares of Common Stock (the "B Warrant Shares" and, together with the A Warrant Shares, the "Warrant Shares");

                  WHEREAS, all rights to acquire A Warrant Shares shall become exercisable only upon issuance of the A Exercise Shares (an "A Exercise Event") and all rights to acquire B Warrant Shares shall become exercisable only upon issuance of the B Exercise Shares (a "B Exercise Event" and, together with an A Exercise Event, and "Exercise Event"), to the extent of [
  ]% thereof (the "Exercise Percentage"), which percentage is equal to the percentage of Common Stock of the Company issued pursuant to the Merger Agreement to which the Warrantholder is entitled;

                  WHEREAS, in the event adjustments are made by their terms in the number of Exercise Shares, similar and proportionate adjustments shall be made in the number of Warrant Shares issued upon exercise of this Shadow Warrant pursuant hereto; and

                  WHEREAS, the parties desire that these intents and principles be observed in the event of corporate changes or other events or conditions which may occur which are not contemplated by this Shadow Warrant;

                  NOW THEREFORE, in consideration of the premises and covenants and upon the terms and conditions hereinafter set forth, the parties agree as follows:

                  1. Duration and Exercise of Shadow Warrant;
                     TERMINATION; LIMITATION ON EXERCISE; PAYMENT OF TAXES.

                  1.1. EXERCISABILITY; AMOUNT OF WARRANT SHARES SUBJECT TO SHADOW WARRANT. This Shadow Warrant shall be exercisable by the Warrantholder during the Exercise Period only upon the occurrence of an Exercise Event and only to the extent of the Exercise Percentage of Exercise Shares issued by the Company and outstanding as a result of an Exercise Event, i.e., [ ]% of a Warrant Share for each Exercise Share issued and outstanding, up to a maximum of _______ A Warrant Shares and _____ B Warrant Shares. The expiration, redemption, cancellation or other termination of a right by a holder thereof to acquire A Exercise Shares shall automatically reduce PRO TANTO the amount of A Exercise Shares and, proportionately, the A Warrant Shares hereunder and the expiration, redemption, cancellation or other termination of a right by a holder thereof to acquire B Exercise Shares shall automatically reduce PRO TANTO the amount of B Exercise Shares and, proportionately, the B Warrant Shares hereunder. The Exercise Period shall commence on the date hereof and shall terminate upon the exercise of this Shadow Warrant for the full amount of Warrant Shares provided hereby as so reduced in accordance herewith; provided, however, that if this Shadow Warrant shall not have been so exercised in full it shall nevertheless expire at 5 P.M., local, Houston time on the first anniversary of written notice to the Warrantholder of the issuance of the maximum amount of Exercise Shares less any Exercise Shares the rights to which have expired, been redeemed, canceled or otherwise terminated. On each occasion on which an Exercise Event occurs, the Company shall give the holder of the Shadow Warrant written notice thereof setting forth all material information relating to the Exercise Event, including the number of Exercise Shares being issued and the corresponding number of Warrant Shares for which the Shadow Warrant is then exercisable and any adjustments thereto (the "Exercise Event Notice"), within 30 days of the Company first obtaining notice of such Exercise Event. The Warrantholder shall, at its option, exercise the Shadow Warrant for the number of Warrant Shares set forth in the Exercise Notice, on or before the first anniversary of receipt of the Exercise Event Notice, after which time the Shadow Warrant shall expire as to the Warrant Shares which were the subject of the Exercise Event Notice. In the event the Shadow Warrant shall expire with respect to all Warrant Shares for reasons other than its exercise as provided herein, the Warrantholder agrees to surrender the Shadow Warrant to the company on demand.

                  1.2. DURATION AND EXERCISE OF SHADOW WARRANT. This Shadow Warrant may be exercised by the Shadow Warrantholder by (a) the surrender of this Shadow Warrant to the Company, with a duly executed exercise form in a form reasonably acceptable to the Company specifying the number of Warrant Shares to be purchased, during normal business hours on any Business Day and (b) the delivery of payment to the Company, for the account of the Company, by cash or by certified or bank cashier's check, of the Exercise Price for the number of Warrant

Shares specified in the exercise form in lawful money of the United States of America. The Company agrees that such Warrant Shares shall be deemed to be issued to the Warrantholder as the record holder of such Warrant Shares as of the close of business on the date on which this Shadow Warrant shall have been surrendered and payment made for the Warrant Shares as aforesaid. A stock certificate or certificates for the Warrant Shares specified in the exercise form shall be delivered to the Warrantholder as promptly as practicable thereafter. The stock certificate or certificates so delivered shall be in such denominations as may be reasonably specified by the Warrantholder in the exercise form. If this Shadow Warrant shall have been exercised only in part, the Company shall, at the time of delivery of the stock certificate or certificates, redeliver to the Warrantholder the Shadow Warrant containing a notation reflecting the partial exercise thereof and evidencing the rights to purchase the remaining Warrant Shares, which Shadow Warrant shall in all other respects be identical with this Shadow Warrant. No adjustments shall be made on Warrant Shares issuable on the exercise of this Shadow Warrant for any cash dividends paid or payable to holders of record of Common Stock prior to the date as of which the Warrantholder shall be deemed to be the record holder of such Warrant Shares.

                  1.3. PAYMENT OF TAXES. The issuance of certificates for Warrant Shares shall be made without charge to the Warrantholder for any stock transfer or other issuance tax in respect thereto; PROVIDED, HOWEVER, that the Warrantholder shall be required to pay any and all taxes which may be payable in respect of any transfer involved in the issuance and delivery of any certificate in a name other than that of the then Warrantholder as reflected upon the books of the Company.

                  1.4. DIVISIBILITY OF SHADOW WARRANT. This Shadow Warrant is divisible and may be divided into two or more Shadow Warrants, with such amendments hereto as may appropriately effect the division thereof. Subject to the restrictions on transfer referred to in Section 2, the Shadow Warrants may be transferred of record in whole or in part as the then Warrantholder may specify without charge to such Warrantholder (other than any applicable transfer taxes).

                  2. RESTRICTIONS ON TRANSFER; RESTRICTIVE LEGENDS.

                  Except as otherwise permitted by this Section 2, each Shadow Warrant shall (and each Shadow Warrant issued upon direct or indirect transfer or in substitution for any Shadow Warrant pursuant to Section 1.4 or Section 4 shall) be stamped or otherwise imprinted with a legend in substantially the following form:

                           "THIS SHADOW WARRANT AND ANY SHARES ACQUIRED UPON THE
                  EXERCISE OF THIS SHADOW WARRANT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY NOT BE TRANSFERRED IN THE ABSENCE OF SUCH REGISTRATION OR AN EXEMPTION THEREFROM UNDER SUCH ACT."

                           "THIS SHADOW WARRANT AND ANY SHARES ACQUIRED UPON THE
                  EXERCISE OF THIS SHADOW WARRANT ARE HELD SUBJECT TO THE PROVISIONS OF A STOCKHOLDERS' AGREEMENT DATED AS OF

                  MAY 7, 1996, WHICH PROVIDES, AMONG OTHER THINGS, FOR THE GRANT OF AN IRREVOCABLE PROXY AND THE IMPOSITION OF RESTRICTIONS ON THE TRANSFER OF SHARES, A COPY OF WHICH STOCKHOLDERS AGREEMENT IS ON FILE AND MAY BE EXAMINED AT THE PRINCIPAL OFFICE OF THE COMPANY."

Except as otherwise permitted by this Section 2, each stock certificate for Warrant Shares issued upon the exercise of the Shadow Warrant and each stock certificate issued upon the permitted direct or indirect transfer of any such Warrant Shares shall be stamped or otherwise imprinted with a legend in substantially the following form:

                           "THE SHARES REPRESENTED BY THIS CERTIFICATE HAVE NOT
                  BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY NOT BE TRANSFERRED IN THE ABSENCE OF SUCH REGISTRATION OR AN EXEMPTION THEREFROM UNDER SUCH ACT."

                           "THE SHARES REPRESENTED BY THIS CERTIFICATE ARE HELD
                  SUBJECT TO THE PROVISIONS OF A STOCKHOLDERS' AGREEMENT DATED AS OF MAY 7, 1996, WHICH PROVIDES, AMONG OTHER THINGS, FOR THE GRANT OF AN IRREVOCABLE PROXY AND THE IMPOSITION OF RESTRICTIONS ON THE TRANSFER OF SHARES, A COPY OF WHICH STOCKHOLDERS AGREEMENT IS ON FILE AND MAY BE EXAMINED AT THE PRINCIPAL OFFICE OF THE COMPANY."



                  Notwithstanding the foregoing, the Warrantholder may require the Company to issue a stock certificate for Warrant Shares without a Securities Act legend, if either (i) such Warrant Shares have been registered for resale under the Securities Act or (ii) the Warrantholder has received an opinion of counsel reasonably satisfactory to the Company that such registration is not required with respect to such Warrant Shares.

                  3. RESERVATION AND REGISTRATION OF WARRANT SHARES, ETC.

                  The company covenants and agrees that all Warrant Shares which are issued upon the exercise of this Shadow Warrant will, upon issuance, be validly issued, fully paid and nonassessable and free from all taxes, liens, security interests, charges and other encumbrances with respect to the issue thereof, other than taxes in respect of any transfer occurring contemporaneously with such issue. The company further covenants and agrees that, during the period within which this Shadow Warrant may be exercised, the Company will at all times have authorized and reserved, and keep available free from preemptive rights, a sufficient number of shares of Common Stock to provide for the exercise of the rights represented by this Shadow Warrant, and will at its expense, upon each issuance of shares, procure such listing thereof as then may be required on all stock exchanges on which the Common Stock is then listed. The Company further covenants and agrees that it will, from time to time, take all such action as may be required to assure that the par value per share of the Warrant Shares is at all times equal to or less than the then effective Exercise Price.

                  4. EXCHANGE, LOSS OR DESTRUCTION OF SHADOW WARRANT.

                  Subject to the terms and conditions hereof, upon surrender of this Shadow Warrant to the Company with a duly executed assignment form and funds sufficient to pay any transfer tax, the Company shall, without charge, execute and deliver a new Shadow Warrant of like tenor in the name of the assignee named in such assignment form and this Shadow Warrant shall promptly be canceled. Upon receipt by the Company of evidence reasonably satisfactory to it of the loss, theft, destruction or mutilation of this Shadow Warrant and, in the case of loss, theft or destruction, of such bond or indemnification as the Company may reasonably require, and, in the case of such mutilation, upon surrender and cancellation of this Shadow Warrant, the Company will execute and deliver a new Shadow Warrant of like tenor. The term "Shadow Warrant" as used in this Agreement shall be deemed to include the Shadow Warrant issued in substitution or exchange for this Shadow Warrant.

                  5. OWNERSHIP OF SHADOW WARRANT.

                  The Company may deem and treat the person in whose name this Shadow Warrant is registered as the holder and owner hereof (notwithstanding any notations of ownership or writing hereon made by anyone other than the Company) for all purposes and shall not be affected by any notice to the contrary, until presentation of this Shadow Warrant for registration of transfer as provided in
Section 4.

                  6. CERTAIN ADJUSTMENTS.

                  6.1. The number of Warrant Shares purchasable upon the exercise of this Shadow Warrant shall be subject to adjustment as follows:

                           (a) REORGANIZATION, ETC. If any capital
                  reorganization of the Company, or any reclassification of the Common Stock, or any consolidation of the Company with or merger of the Company with or into any other person or any sale, lease or other transfer of all or substantially all of the assets of the Company to any other person, shall be effected in such a way that the holders of Common Stock shall be entitled to receive stock, other securities or assets (whether such stock, other securities or assets are issued or distributed by the Company or another person) with respect to or in exchange for Common Stock, then, upon exercise of this Shadow Warrant the Warrantholder shall have the right to receive as Warrant Shares the kind and amount of stock, other securities or assets receivable upon such reorganization, reclassification, consolidation, merger or sale, lease or other transfer by a holder of the number of shares of Common Stock that such Warrantholder would have been entitled to receive upon exercise of this Shadow Warrant had this Shadow Warrant been exercised immediately before such reorganization, reclassification, consolidation, merger or sale, lease or other transfer, subject to adjustments that shall be as nearly equivalent as may be practicable to the adjustments provided for in this Section 6.

                           (b) INCREASES OR DECREASES IN EXERCISE SHARES. If at
                  any time after issuance of this Shadow Warrant, the number of Exercise Shares shall have been increased or decreased pursuant to the provisions of the Series A Preferred Stock or the Dillard Option, then the Warrant Shares shall likewise be increased or reduced on a proportionate basis so that the Warrantholder shall be entitled to exercise this Shadow Warrant for Warrant Shares in an amount equal to the Exercise Percentage of the number of Exercise Shares, as increased or decreased at the time of such increase or reduction.

                           (c) EQUITABLE ADJUSTMENTS. It is the intent of this
                  Section that the right of the Warrantholder on one hand to exercise this Shadow Warrant for the appropriate amount of Warrant Shares and the right of the Company on the other hand to protect against dilution of the other securityholders of the Company be preserved to the extent possible so that if an event or condition occurs as to which the provisions of this Article are not strictly applicable, or if strictly applicable, would not fairly protect the right of the Warrantholder or the right of the Company in accordance with the essential intent and principles of this Shadow Warrant, the Board of Directors of the Company in good faith shall be authorized to make an adjustment in the application of such provisions, in accordance with such essential intent and principles so as to protect such rights to the extent feasible.

                           (d) FRACTIONAL SHARES. No fractional shares of Common
                  Stock or scrip shall be issued to any Warrantholder in connection with the exercise of this Shadow Warrant. Instead if any fractional shares of Common Stock would otherwise be issuable to such Warrantholder, the Company will pay to such Warrantholder a cash adjustment in respect of such fractional interest in an amount equal to that fractional interest of the Closing Price per share of Common Stock on the date of such exercise.

                           As used in this Section 6.1(d), the term "Closing
                  Price" shall mean the closing price per share of the Company's Common Stock on the principal national securities exchange on which the Common Stock is listed or admitted to trading or, if not listed or traded on any such exchange, on the National Market System (the "National Market System") of the National Association of Securities Dealers Automated Quotations System ("NASDAQ"), or if not listed or traded on any such exchange or system, the average of the bid and asked price per share on NASDAQ or, if such quotations are not available, the fair market value per share of the Company's Common Stock as reasonably determined by the Board of Directors of the Company.

                           (e) EXERCISE PRICE ADJUSTMENT. Whenever the number of
                  A Warrant Shares purchasable upon the exercise of the Shadow Warrant is increased, as herein provided, the A Exercise Price payable for the exercise of this Shadow

                  Warrant shall be adjusted by multiplying such A Exercise Price immediately prior to such adjustment by a fraction, of which the numerator shall be the number of A Warrant Shares purchasable upon the exercise of the Shadow Warrant immediately prior to such adjustment, and of which the denominator shall be the number of Warrant Shares purchasable immediately thereafter. Whenever the number of B Warrant Shares purchasable upon the exercise of the Shadow Warrant is increased, as herein provided, the B Exercise Price payable for the exercise of this Shadow Warrant shall be adjusted by multiplying such B Exercise Price immediately prior to such adjustment by a fraction, of which the numerator shall be the number of B Warrant Shares purchasable upon the exercise of the Shadow Warrant immediately prior to such adjustment, and of which the denominator shall be the number of B Warrant Shares purchasable immediately thereafter.

                  6.2. NO ADJUSTMENT FOR DIVIDENDS. Except as provided in
Section 6.1, no adjustment in respect of any dividends shall be made during the term of this Shadow Warrant or upon the exercise of this Shadow Warrant.

                  6.3. NOTICE OF ADJUSTMENT. Whenever the number of Exercise Shares is adjusted, as herein provided, the Company shall promptly mail by first class, postage prepaid, to the Warrantholder, notice of such adjustment or adjustments and a certificate of the chief financial officer of the Company setting forth the number of A Exercise Shares, B Exercise Shares, A Warrant Shares and B Warrant Shares after such adjustment, setting forth a brief statement of the facts requiring such adjustment and setting forth the computation by which such adjustment was made.

                  7. CERTAIN NOTIFICATIONS.

                  7.1. NOTICES OF CORPORATE ACTION. In the event of

                           (a) any taking by the Company of a record of the
                  holders of any class of securities for the purpose of determining the holders thereof who are entitled to receive any dividend or other distribution, or any right to subscribe for, purchase or otherwise acquire any shares of stock of any class or any other securities or property, or to receive any other right, or

                           (b) any capital reorganization of the Company, any
                  reclassification or recapitalization of the capital stock of the Company or any consolidation or merger involving the Company and any other party or any transfer of all or substantially all of the assets of the Company to any other party, or

                           (c) any voluntary or involuntary dissolution
                  liquidation or winding-up of the Company,

the Company will mail to the Warrantholder a notice specifying (i) the date or expected date on which any such record is to be taken for the purpose of such dividend, distribution or right and the amount and character of any such dividend, distribution or right and (ii) the date or expected date on which any such reorganization, reclassification, recapitalization, consolidation, merger, transfer, dissolution, liquidation or winding-up is to take place and the time, if any such time is to be fixed, as of which the holders of record of Common Stock (or other securities) shall be entitled to exchange their shares of Common Stock (or other securities) for the securities or other property deliverable upon such reorganization, reclassification, recapitalization, consolidation, merger, transfer, dissolution, liquidation or winding-up. Such notice shall be mailed at least 20 days prior to the date herein specified in the foregoing subdivision (i) or (ii).

                  7.2. PRE-MERGER NOTIFICATION. In the event that any exercise of this Shadow Warrant by the Warrantholder shall require the filing of a Pre-Merger Notification with the Federal Trade Commission and/or the Department of Justice under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, and the rules promulgated thereunder (the "HSR Act"), each of the Company and the Warrantholder shall use its respective reasonable efforts to furnish, or cause to be furnished, such information and to promptly file, or cause to be filed, such documents as may be required in order to comply with the HSR Act and each such party will cooperate fully in order that all necessary filings in connection therewith may be completed as soon as possible after the determination by either party that such filing is required. In such event, each of the Company and the Warrantholder shall use its respective reasonable efforts to respond promptly to any request for additional information received in connection with an HSR Act filing, and each party shall promptly notify the other party of any such request for additional information.

                  8. DEFINITIONS. As used herein, unless the context otherwise requires, the following terms have the following respective meanings:

                  BUSINESS DAY: any day other than a Saturday, Sunday or a day on which national banks are authorized by law to close in Houston, Texas.

                  CLOSING PRICE: the meaning specified in Section 6.1(d).

                  COMPANY: DI Industries, Inc., a Texas corporation.

                  DILLARD OPTION:  the meaning specified in the preambles.

                  EXCHANGE ACT: the Securities Exchange Act of 1934, as amended, and the rules and regulations of the SEC thereunder, all as the same shall be in effect at the time.

                  EXERCISE PRICE, A EXERCISE PRICE AND B EXERCISE PRICE: the meaning specified on the cover of this Shadow Warrant.

                  EXERCISE EVENT, A EXERCISE EVENT AND B EXERCISE EVENT: the meaning specified in the preambles.

                  EXERCISE EVENT NOTICE: the meaning specified in Section 1.1.

                  EXERCISE PERCENTAGE: the meaning assigned in the preambles.

                  EXERCISE SHARES, A EXERCISE SHARE AND B EXERCISE SHARES: the meaning specified in the preambles.

                  NASDAQ: the meaning specified in Section 6.1(d).

                  NATIONAL MARKET SYSTEM: the meaning specified in Section
6.1(d).

                  SEC: the Securities and Exchange Commission or any other federal agency at the time administering the Securities Act or the Exchange Act, whichever is the relevant statute for the particular purpose.

                  SECURITIES ACT: the Securities Act of 1933, as amended, and the rules and regulations of the commission thereunder, all as the same shall be in effect at the time.

                  SERIES A PREFERRED STOCK: the meaning specified in the preambles.

                  SHADOW WARRANT: the meaning specified in the preambles hereto.

                  WARRANTHOLDER: the meaning specified in this Shadow Warrant.

                  WARRANT SHARES, A WARRANT SHARES AND B WARRANT SHARES: the meaning specified on the cover of this Shadow Warrant and in the preambles.

                  9. MISCELLANEOUS.

                  9.1. ENTIRE AGREEMENT. This Shadow Warrant constitutes the entire agreement between the Company and the Warrantholder with respect to the Shadow Warrant.

                  9.2. BINDING EFFECTS; BENEFITS. This Shadow Warrant shall inure to the benefit of and shall be binding upon the Company and the Warrantholder and their respective heirs, legal representatives, successors and assigns. Nothing in this Shadow Warrant, expressed or implied, is intended to or shall confer on any person other than the Company and the Warrantholder, or their respective heirs, legal representatives, successors or assigns, any rights, remedies, obligations or liabilities under or by reason of this Shadow Warrant.

                  9.3. AMENDMENTS AND WAIVERS. This Shadow Warrant may not be modified or amended except by an instrument or instruments in writing signed by
(i) the Company and (ii) the holder of this Shadow Warrant. Either the Company or the holder of such Shadow Warrant may, by an instrument in writing, waive compliance by the other party with any term or provision of this Shadow Warrant on the part of such other party hereto to be performed or complied with. The waiver by any such party of a breach of any term or provision of this Shadow Warrant shall not be construed as a waiver of any subsequent breach.

                  9.4. SECTION AND OTHER HEADINGS. The section and other headings contained in this Shadow Warrant are for reference purposes only and shall not be deemed to be a part of this Shadow Warrant or to affect the meaning or interpretation of this Shadow Warrant.

                  9.5. FURTHER ASSURANCES. Each of the Company and the Warrantholder shall do and perform all such further acts and things and execute and deliver all such other certificates, instruments and documents as the Company or the Warrantholder may, at any time and from time to time, reasonably request in connection with the performance of any of the provisions of this Shadow Warrant.

                  9.6. NOTICES. All notices and other communications required or permitted to be given under this Shadow Warrant shall be in writing and shall be deemed to have been duly given if delivered personally or sent by United States mail, postage prepaid, to the parties hereto at the following addresses or to such other address as any party hereto shall hereafter specify by notice to the other party hereto:

                           (a) if to the Company, addressed to:

                               DI Industries, Inc.
                               450 Gears Road
                               Suite 625
                               Houston, Texas 77067

                           (b) if to the Warrantholder, addressed to the address
                  of such Warrantholder appearing on the books of the Company.

Except as otherwise provided herein, all such notices and communications shall be deemed to have been received on the date of delivery thereof, if delivered personally, or on the third Business Day after the mailing thereof.

                  9.7. SEPARABILITY. Any term or provision of this Shadow Warrant which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the terms and provisions of this Shadow Warrant or affecting the validity or enforceability of any of the terms or provisions of this Shadow Warrant in any other jurisdiction.

                  9.8. GOVERNING LAW. This Shadow Warrant shall be deemed to be a contract made under the laws of the State of Texas and for all purposes shall be governed by and construed in accordance with the laws of such State applicable to such agreements made and to be performed entirely within such State.

                  9.9. NO RIGHTS OR LIABILITIES AS STOCKHOLDER. Nothing contained in this Shadow Warrant shall be determined as conferring upon the Warrantholder any rights as a stockholder of the company or as imposing any liabilities on the Warrantholder to purchase any securities, whether such liabilities are asserted by the Company or by creditors or stockholders of the Company or otherwise.

                  IN WITNESS WHEREOF, the parties hereto have caused this Shadow Warrant to be signed by their duly authorized officers.


                                        DI INDUSTRIES, INC.

                                        By
                                        Name:
                                        Title:



                                        [M/O recipient]

Dated:              , 1996

                                       58

                                 Exhibit 2.1.1

                                    AMENDMENT

                               DATED JUNE 11, 1996

                                     TO THE

                          AGREEMENT AND PLAN OF MERGER

                                      AMONG

                              DI INDUSTRIES, INC.,

                              DI MERGER SUB, INC.,

                               ROY T. OLIVER, JR.,

                                 MIKE L. MULLEN,

                                R.T. OLIVER, INC.

                                       AND

                           LAND RIG ACQUISITION CORP.

                                DATED MAY 7, 1996

                    AMENDMENT TO AGREEMENT AND PLAN OF MERGER

         This Amendment to Agreement and Plan of Merger, dated as of the 11th day of June, 1996 (the "Amendment"), is among DI Industries, Inc., a Texas corporation ("DI"), DI Merger Sub, Inc., a newly formed Delaware corporation and a wholly owned subsidiary of DI ("Sub"), Roy T. Oliver, Jr. ("Oliver"), Mike L. Mullen ("Mullen"), R.T. Oliver, Inc., an Oklahoma corporation ("RTO"), and Land Rig Acquisition Corporation, a Delaware corporation ("LRAC").

         WHEREAS, DI, Sub, Oliver, Mullen, RTO and LRAC have entered into an Agreement and Plan of Merger, dated as of the 7th day of May, 1996 (the "Merger Agreement"), and wish to amend the Merger Agreement in certain respects,

         NOW, THEREFORE, in consideration of the premises and of the mutual agreements herein contained, the parties hereto hereby agree as follows:

         1. AMENDMENT TO SECTION 7.2. Paragraph (c) of Section 7.2 of the Merger Agreement is hereby amended and restated to read as follows:

                  "(c) If the Merger is not consummated for any reason other than as a result of a material breach by LRAC or RTO of any of their representations, covenants or agreements contained in this Agreement, and if, prior to December 31, 1996, DI, or their stockholders, publicly announce, enter into a letter of intent relating to, enter into a definitive agreement providing for, or consummate, a DI Acquisition Transaction, DI agrees to pay to LRAC and RTO an amount equal to thirty-three and one-third percent (33.3%) of the difference between the consideration paid in the DI Acquisition Transaction (including any and all distributions from DI to its stockholders from the date hereof through the later of such announcement, letter of intent, agreement or consummation) and the Threshold Amount (defined below). The "Threshold Amount" shall be $30 million if such DI Acquisition Transaction involves all of the outstanding securities or assets of DI. If such DI Acquisition Transaction involves less than all of the outstanding securities or assets of DI, the Threshold Amount shall be reduced by a proportionate amount (e.g., if one half of the assets of DI are sold in such DI Acquisition Transaction, the Threshold Amount shall be $15 million)."

         2. CONSENT TO AMENDMENT TO ARTICLES. Oliver, Mullen, RTO and LRAC hereby consent to amendments to the Articles of Incorporation of DI contemplated by the Agreement and Plan of Merger dated May 7, 1996, by and between DI and Somerset Investment Corp, as amended by an Amendment of even date herewith.

         3. COUNTERPARTS. This Amendment may be executed in counterparts, each of which shall be an original, but all of which together shall constitute one and the same agreement.

         4. EFFECT OF AMENDMENT. Except as specifically amended hereby, the Merger Agreement shall remain in full force and effect.

                                        1

         IN WITNESS WHEREOF, each of the parties has caused this Amendment to be executed on its behalf by its officers thereunto duly authorized, all as of the date first above written.

                                                DI INDUSTRIES, INC.

                                                By: /s/ IVAR SIEM
                                                Name:   Ivar Siem
                                                Title:  Chairman, President and
                                                        Chief Executive Officer

                                                DI MERGER SUB, INC.

                                                By: /s/ IVAR SIEM
                                                Name:   Ivar Siem
                                                Title:  President

                                                R.T. OLIVER, INC.

                                                By: /s/ ROY T. OLIVER, JR.
                                                Name:   Roy T. Oliver, Jr.
                                                Title:  President
                                                Attest:

                                                By: /s/ MIKE OLIVER
                                                Name:   Mike Oliver
                                                Title:  Secretary

                                                LAND RIG ACQUISITION CORPORATION

                                                By: /s/ MIKE L. MULLEN
                                                Name:   Mike L. Mullen
                                                Title:  President

                                                    /s/ MIKE L. MULLEN
                                                        Mike L. Mullen

                                                    /s/ ROY T. OLIVER, JR.
                                                        Roy T. Oliver, Jr.

                               SECOND AMENDMENT

                              DATED JULY 26, 1996

                                    TO THE

                         AGREEMENT AND PLAN OF MERGER

                                     AMONG

                             DI INDUSTRIES, INC.,

                             DI MERGER SUB, INC.,

                              ROY T. OLIVER, JR.,

                                MIKE L. MULLEN,

                               R.T. OLIVER, INC.

                                      AND

                          LAND RIG ACQUISITION CORP.

                               DATED MAY 7, 1996

                           AS AMENDED JUNE 11, 1996

               SECOND AMENDMENT TO AGREEMENT AND PLAN OF MERGER

      This Second Amendment to Agreement and Plan of Merger, dated as of the 26th day of July, 1996 (the "Amendment"), is among DI Industries, Inc., a Texas corporation ("DI"), DI Merger Sub, Inc., a newly formed Delaware corporation and a wholly owned subsidiary of DI ("Sub"), Roy T. Oliver, Jr. ("Oliver"), Mike L. Mullen ("Mullen"), R.T. Oliver, Inc., an Oklahoma corporation ("RTO"), and Land Rig Acquisition Corporation, a Delaware corporation ("LRAC").

      WHEREAS, DI, Sub, Oliver, Mullen, RTO and LRAC have entered into an Agreement and Plan of Merger, dated as of the 7th day of May, 1996, as amended on June 11, 1996 (the "Merger Agreement"), and wish to amend the Merger Agreement in certain respects,

      NOW, THEREFORE, in consideration of the premises and of the mutual agreements herein contained, the parties hereto hereby agree as follows:

      1. AMENDMENT TO SECTION 6.1. Paragraph (d) of Section 6.1 of the Merger Agreement is hereby deleted in its entirety and a new paragraph (h) shall be added to Section 6.3 to read as follows:

            "(h) A registration statement on Form S-3 covering the resale of the DI Common Stock to be issued pursuant to Section 1.8 hereof shall be effective on the Closing Date, and all post-effective amendments filed shall have been declared effective or shall have been withdrawn; and no stop-order suspending the effectiveness thereof shall have been issued and no proceedings for that purpose shall have been initiated or, to the knowledge of the parties, threatened by the Commission."

      2. COUNTERPARTS. This Amendment may be executed in counterparts, each of which shall be an original, but all of which together shall constitute one and the same agreement.

      3. EFFECT OF AMENDMENT. Except as specifically amended hereby, the Merger Agreement shall remain in full force and effect.

      IN WITNESS WHEREOF, each of the parties has caused this Amendment to be executed on its behalf by its officers thereunto duly authorized, all as of the date first above written.

                                         DI INDUSTRIES, INC.

                                         By:
                                         Name:  Ivar Siem
                                         Title: Chairman, President and Chief
                                                  Executive Officer

                                      1

                                         DI MERGER SUB, INC.

                                         By:
                                         Name:  Ivar Siem
                                         Title: President


                                         R.T. OLIVER, INC.

                                         By:
                                         Name:  Roy T. Oliver, Jr.
                                         Title: President
                                         Attest:

                                         By:
                                         Name:  Mike Oliver
                                         Title: Secretary


                                         LAND RIG ACQUISITION CORPORATION

                                         By:
                                         Name:  Mike L. Mullen
                                         Title: President

                                         Mike L. Mullen

                                         Roy T. Oliver, Jr.

                                                                      APPENDIX B
                                 Exhibit 2.2.0

                          AGREEMENT AND PLAN OF MERGER

                                     BETWEEN

                               DI INDUSTRIES, INC.

                                       AND

                            SOMERSET INVESTMENT CORP.



                                   MAY 7, 1996

                                TABLE OF CONTENTS
                                      PAGE
                                    ARTICLE I
                                   THE MERGER

         1.1      The Merger...................................................1
         1.2      Closing Date.................................................1
         1.3      Consummation of the Merger...................................2
         1.4      Effects of the Merger........................................2
         1.5      Articles of Incorporation; Bylaws............................2
         1.6      Directors and Officers.......................................2
         1.7      Conversion of Securities.....................................2
         1.8      Exchange of Certificates; Fractional Shares..................3
         1.9      Stock Legends................................................3
         1.10     Taking of Necessary Action; Further Action...................4
         1.11     Adjustment...................................................4


                                   ARTICLE II
                         REPRESENTATIONS AND WARRANTIES

         2.1      Representations and Warranties of DI.........................4
         2.2      Representations and Warranties of Somerset Sub..............14


                                   ARTICLE III
              COVENANTS OF SOMERSET SUB PRIOR TO THE EFFECTIVE TIME

         3.1      Conduct of Somerset Sub Pending the Merger..................17
         3.2      Registration Statement and Proxy Statement..................18
         3.3      Approval of Sole Stockholder of Somerset Sub................18
         3.4      Access to Information.......................................18
         3.5      Nonpublic Information.......................................18


                                   ARTICLE IV
                   COVENANTS OF DI PRIOR TO THE EFFECTIVE TIME

         4.1      Conduct of Business by DI Pending the Merger................19
         4.2      Approval of Stockholders of DI..............................20
         4.3      Registration Statement and Proxy Statement..................20
         4.4      Reservation of DI Stock.....................................21
         4.5      American Stock Exchange Listing.............................21
         4.6      Inquiries and Negotiations..................................21
         4.7      Financial Statements of DI..................................22

                                        i

         4.8      Access to Information.......................................22


                                    ARTICLE V
                              ADDITIONAL AGREEMENTS

         5.1      Accountants' Letter.........................................22
         5.2      Filings; Consents; Reasonable Efforts.......................23
         5.3      Notification of Certain Matters.............................23
         5.4      Agreement to Defend.........................................23
         5.5      Expenses....................................................23
         5.6      DI's Board of Directors.....................................23
         5.7      Indemnification.............................................23


                                   ARTICLE VI
                                   CONDITIONS

         6.1      Conditions to Obligation of Each Party to Effect the Merger.25
         6.2      Additional Conditions to Obligations of DI..................26
         6.3      Additional Conditions to Obligations of Somerset Sub........27


                                   ARTICLE VII
                                  MISCELLANEOUS

         7.1      Termination.................................................28
         7.2      Effect of Termination.......................................28
         7.3      Waiver and Amendment........................................29
         7.4      Survival of Representations, Warranties and Agreements......29
         7.5      Public Statements...........................................29
         7.6      Reorganization Status.......................................29
         7.7      No Other Representations or Warranties......................30
         7.8      Assignment..................................................30
         7.9      Notices.....................................................30
         7.10     Governing Law...............................................31
         7.11     Severability................................................31
         7.12     Counterparts................................................31
         7.13     Headings....................................................31
         7.14     Entire Agreement; Third Party Beneficiaries.................31
         7.15     Disclosure Letter...........................................31
         7.16     Consent to Specific Performance.............................31

                                       ii

LIST OF EXHIBITS

Exhibit A     .............    Board Designees
Exhibit B     .............    Form of Credit Agreement
Exhibit C     .............    Form of Legal Opinion of Parson & Brown
Exhibit D     .............    Form of Legal Opinion of Cokinos, Bosien & Young
Exhibit E     .............    Form of Warrant

                                       iii

                             INDEX OF DEFINED TERMS

Agreement         .............................................................1
Benefit Program or Agreement...................................................9
CERCLA            ............................................................13
Closing Date      .............................................................1
Code              .............................................................9
Commission        .............................................................7
Current Discussions...........................................................21
DI                .............................................................1
DI Acquisition Transaction....................................................21
DI Charter        .............................................................5
DI Commission Filings..........................................................7
DI Common Stock   .............................................................1
DI Disclosure Letter...........................................................5
DI Environmental Permits......................................................12
DI ERISA Affiliate.............................................................9
DI Preferred Stock.............................................................5
DI Series A Preferred Stock....................................................5
DI Series B Preferred Stock....................................................5
DI Subsidiary     .............................................................5
Effective Time    .............................................................2
Environmental Laws............................................................12
ERISA             .............................................................9
Exchange Act      .............................................................7
Governmental Authority........................................................13
HSR Act           .............................................................6
Mailing Date      ............................................................21
Merger            .............................................................1
Mullen            ............................................................17
Norex             ............................................................25
Norex Lien        ............................................................25
Oliver            ............................................................17
Plan              .............................................................9
Proxy Statement   ............................................................20
RCRA              ............................................................13
Registration Statement........................................................20
Securities Act    .............................................................3
Series B Warrants .............................................................5
Somerset Charter  ............................................................14
Somerset Common Stock..........................................................1
Somerset L.L.C.   .............................................................1
Somerset Shares   .............................................................2
Somerset Sub      .............................................................1
Surviving Corporation..........................................................1

                                       iv

Surviving Corporation Common Stock.............................................2
Tax Returns       ............................................................11
Taxes             ............................................................11
TBCA              .............................................................1

                                        v

                          AGREEMENT AND PLAN OF MERGER

         This Agreement and Plan of Merger, dated as of the 7th day of May, 1996 (the "Agreement"), is among DI Industries, Inc., a Texas corporation ("DI"), and Somerset Investment Corp., a Texas corporation ("Somerset Sub").

         WHEREAS, subject to and in accordance with the terms and conditions of this Agreement, the respective Boards of Directors of DI and Somerset Sub have approved the merger of Somerset Sub with and into DI (the "Merger"), whereby the issued and outstanding shares of common stock, par value $.01 per share, of Somerset Sub ("Somerset Common Stock"), all of which is owned by Somerset Drilling Associates, L.L.C. ("Somerset L.L.C."), will be converted into the right to receive shares of common stock, par value $.10 per share, of DI ("DI Common Stock");

         WHEREAS, the Merger is intended to be treated as a purchase for accounting purposes; and

         WHEREAS, the parties hereto desire to set forth certain representations, warranties and covenants made by each to the other as an inducement to the consummation of the Merger;

         NOW, THEREFORE, in consideration of the premises and of the mutual representations, warranties and covenants herein contained, the parties hereto hereby agree as follows:

                                    ARTICLE I
                                   THE MERGER

         1.1 THE MERGER. Subject to and in accordance with the terms and conditions of this Agreement and in accordance with the Texas Business Corporation Act (the "TBCA"), at the Effective Time (as defined in Section 1.3) Somerset Sub shall be merged with and into DI. As a result of the Merger, the separate corporate existence of Somerset Sub shall cease and DI shall continue as the surviving corporation (sometimes referred to herein as the "Surviving Corporation") and all the properties, rights, privileges, powers and franchises of Somerset Sub shall vest in the Surviving Corporation, without any transfer or assignment having occurred, and all debts, liabilities, obligations and duties of Somerset Sub shall attach to the Surviving Corporation, all in accordance with the TBCA.

         1.2 CLOSING DATE. The closing of the transactions contemplated by this Agreement shall take place at the offices of Cokinos, Bosien & Young as soon as practicable after the satisfaction or waiver of the conditions set forth in
Article VI or at such other time and place and on such other date as DI and Somerset Sub shall agree, provided, that the closing conditions set forth in
Article VI shall have been satisfied or waived at or prior to such time. The date on which such closing occurs is herein referred to as the "Closing Date."

                                        1

         1.3 CONSUMMATION OF THE MERGER. As soon as practicable on the Closing Date, the parties hereto will cause the Merger to be consummated by filing with the Secretary of State of Texas articles of merger in such form as required by, and executed in accordance with the relevant provisions of, the TBCA. The "Effective Time" of the Merger as that term is used in this Agreement shall mean such time as the articles of merger are duly filed with the Secretary of State of Texas and the Secretary of State of Texas has issued a certificate of merger or at such later time (not to exceed 90 days after the Closing Date) as is specified in the articles of merger pursuant to the mutual agreement of DI and Somerset Sub.

         1.4 EFFECTS OF THE MERGER. The Merger shall have the effects set forth in the applicable provisions of the TBCA.

         1.5 ARTICLES OF INCORPORATION; BYLAWS. The Articles of Incorporation of DI, as in effect immediately prior to the Effective Time, shall be amended as of the Effective Time so that Article One thereof reads in its entirety: "The name of the corporation is [TO BE DETERMINED], Inc."; and the first sentence of Article Four thereof reads in its entirety: "The corporation shall have the authority to issue an aggregate of 201,000,000 shares , consisting of 1,000,000 shares of Preferred Stock, par value $1.00 per share ("Preferred Stock") and 200,000,000 shares of Common Stock, par value $0.10 per share ("Common Stock")." and, as so amended, such Articles of Incorporation shall be the Articles of Incorporation of the Surviving Corporation and thereafter shall continue to be its Articles of Incorporation until amended as provided therein and under the TBCA. The bylaws of DI, as in effect immediately prior to the Effective Time, shall be the bylaws of the Surviving Corporation and thereafter shall continue to be its bylaws until amended as provided therein and under the TBCA.

         1.6 DIRECTORS AND OFFICERS. The directors of DI as of the Effective Time, after giving effect to the changes contemplated by Section 5.6, shall be the directors of the Surviving Corporation at and after the Effective Time, each to hold office in accordance with the Articles of Incorporation and bylaws of the Surviving Corporation, and the officers of DI immediately prior to the Effective Time shall be the officers of the Surviving Corporation at and after the Effective Time, in each case until their respective successors are duly elected or appointed and qualified.

         1.7 CONVERSION OF SECURITIES. Subject to the terms and conditions of this Agreement, at the Effective Time, by virtue of the Merger and without any action on the part of DI, Somerset Sub or their respective stockholders:

                  (a) Each share of Somerset Common Stock issued and outstanding immediately prior to the Effective Time, other than any shares of Somerset Common Stock to be canceled pursuant to Section 1.7(b) (the "Somerset Shares"), shall be converted into 39,637.378 fully paid and nonassessable shares of common stock, par value $.10 per share, of the Surviving Corporation ("Surviving Corporation Common Stock"); provided, however, that no fractional shares of Surviving Corporation Common Stock shall be issued, and, in lieu thereof, a cash payment shall be made in accordance with Section 1.8(b) hereof. The parties hereto acknowledge that the foregoing exchange ratio is based upon the representation of the parties as to their current capitalization set forth in paragraphs 2.1(b) and 2.2(b).

                                        2

                  (b) Each Somerset Share held in the treasury of Somerset Sub and each Somerset Share owned by DI or any direct or indirect wholly owned subsidiary of DI or of Somerset Sub immediately prior to the Effective Time shall be canceled and extinguished without any conversion thereof and no payment shall be made with respect thereto.

                  (c) The shares of DI Common Stock and DI Series A Preferred Stock (defined below) issued and outstanding immediately prior to the Effective Time shall not be converted or exchanged in any manner, but each such share shall remain outstanding as one share of Surviving Corporation Common Stock or one share of Surviving Corporation Series A Preferred Stock, respectively.

                  (d) Except as provided in paragraph 6.1(j), each option and warrant of DI exercisable for DI Common Stock outstanding immediately prior to the Effective Time shall remain outstanding after the Merger.

         1.8      EXCHANGE OF CERTIFICATES; FRACTIONAL SHARES.

                  (a) As soon as practicable after the Effective Time, the Surviving Corporation shall deliver to Somerset L.L.C. a certificate or certificates representing the Surviving Corporation Common Stock issuable to Somerset L.L.C. pursuant to the terms of Section 1.7(a) hereof.

                  (b) No fraction of a share of Surviving Corporation Common Stock shall be issued, but in lieu thereof each holder of Somerset Common Stock who would otherwise be entitled to a fraction of a share of Surviving Corporation Common Stock shall, upon surrender of the certificate formerly representing Somerset Common Stock held by such holder to the Surviving Corporation, be paid an amount in cash equal to the value of such fraction of a share based upon the closing sales price of Surviving Corporation Common Stock, as reported on the American Stock Exchange, on the first day on which there is a reported trade in the Surviving Corporation Common Stock after the Effective Time. No interest shall be paid on such amount. All shares of Somerset Common Stock held by a record holder shall be aggregated for purposes of computing the number of shares of Surviving Corporation Common Stock to be issued pursuant to this Article I and cash in lieu of fractional shares payable hereunder.

                  (c) None of DI, Somerset Sub or the Surviving Corporation shall be liable to a holder of the Somerset Shares for any amount properly paid or shares of Surviving Corporation Common Stock properly delivered to a public official pursuant to applicable property, escheat or similar laws.

         1.9 STOCK LEGENDS. Certificates representing shares of Surviving Corporation Common Stock issued to persons deemed to be affiliates of Somerset Sub (as that term is used for purposes of Rule 145 under the Securities Act of 1933, as amended (the "Securities Act")) on the date of the approval of Somerset Sub's sole stockholder referred to in Section 3.3 hereof, shall bear the legend set forth below:

                                        3

                  These shares were issued in a transaction to which Rule 145 promulgated under the Securities Act of 1933 applies. These shares may only be transferred in accordance with the terms of such Rule.

         1.10 TAKING OF NECESSARY ACTION; FURTHER ACTION. The parties hereto shall take all such reasonable and lawful action as may be necessary or appropriate in order to effectuate the Merger as promptly as possible. If, at any time after the Effective Time, any such further action is necessary or desirable to carry out the purposes of this Agreement and to vest the Surviving Corporation with full right, title to and possession of all assets, property, rights, privileges, powers and franchises of Somerset Sub, Somerset Sub shall direct its officers and directors to take all such lawful and necessary action.

         1.11 ADJUSTMENT. If for any reason on the Closing Date the number of shares of DI Common Stock which are issued and outstanding or subject to outstanding options or warrants is less than indicated in Section 2.1(b) hereof, the aggregate number of shares issuable to Somerset L.L.C. pursuant to Section
1.7 shall be reduced by an equivalent number of shares. If the number of shares of DI Common Stock issued and outstanding or subject to outstanding options or warrants on the Closing Date exceeds the number of shares indicated in Section 2.1(b), the aggregate number of shares issuable pursuant to Section 1.7 shall be increased by an equivalent number of shares. The parties hereto acknowledge that the continued exercisability of an option to purchase one million shares of DI Common Stock previously granted to Max M. Dillard is uncertain and that, so long as that uncertainty exists on the Closing Date, the shares subject to that option will not be deemed to be subject to outstanding options for the purposes of this Section.

                                   ARTICLE II
                         REPRESENTATIONS AND WARRANTIES

         2.1 REPRESENTATIONS AND WARRANTIES OF DI. DI hereby represents and warrants to Somerset Sub that, as of the date hereof:

                  (a) ORGANIZATION AND COMPLIANCE WITH LAW. Each of DI and the DI Subsidiaries (as hereinafter defined) is a corporation or partnership duly organized, validly existing and, with respect to corporations and limited partnerships, in good standing under the laws of the jurisdiction in which it is chartered or organized and has all requisite corporate or partnership power and corporate or partnership authority and all necessary governmental authorization to own, lease and operate all of its properties and assets and to carry on its business as now being conducted, except where the failure to be so organized, existing or in good standing or to have such governmental authority would not have a material adverse effect on the financial condition, results of operations or business of DI and the DI Subsidiaries, taken as a whole. Each of DI and the DI Subsidiaries that is a corporation or a limited partnership is duly qualified as a foreign corporation or partnership to do business, and is in good standing, in each jurisdiction in which the property owned, leased or operated by it or the nature of the business conducted by it makes such qualification necessary, except in such jurisdictions where the failure to be duly qualified does not and would not, either individually or in the aggregate, have a

                                        4

         material adverse effect on the financial condition, results of operation or business of DI and the DI Subsidiaries, taken as a whole. To the knowledge of DI, each of DI and the DI Subsidiaries is in compliance with all applicable laws, judgments, orders, rules and regulations, domestic and foreign, except where failure to be in such compliance would not have a material adverse effect on the financial condition, results of operations or business of DI and the DI Subsidiaries, taken as a whole. DI has heretofore delivered to Somerset Sub true and complete copies of DI's Articles of Incorporation (the "DI Charter") and bylaws as in existence on the date hereof.

                  A "DI Subsidiary" means any corporation or other entity of which at least a majority of the outstanding shares of voting stock or other ownership interests having by the terms thereof ordinary power to vote generally for the election of the board of directors (or persons performing similar functions) of such corporation or entity (irrespective of whether or not at the time, in the case of a corporation, stock of any other class or classes of such corporation shall have or might have voting power by reason of the happening of any contingency) is at the time directly or indirectly owned or controlled by DI or one or more of the DI Subsidiaries or by DI and one or more of the DI Subsidiaries. A list of all DI Subsidiaries is set forth in
         Section 2.1(a) of the disclosure letter delivered by DI to Somerset Sub on the date hereof (the "DI Disclosure Letter").

                  (b)      CAPITALIZATION.

                           (i) As of the date hereof, the authorized capital
                  stock of DI consists of 75,000,000 shares of DI Common Stock, par value $.10 per share, and 1,000,000 shares of preferred stock, par value $1.00 per share ("DI Preferred Stock"). As of the date hereof, there are issued and outstanding 38,669,378 shares of DI Common Stock and 90,000 shares of Series A Convertible Redeemable Preferred Stock, par value $1.00 per share, of DI ("DI Series A Preferred Stock"), which is convertible into 720,000 shares of DI Common Stock. DI has received a subscription and the purchase price for 4,000 shares of Series B 15% Cumulative Redeemable Preferred Stock, par value $1.00 per share, of DI ("DI Series B Preferred Stock"). There are no shares of DI Common Stock or DI Preferred Stock held as treasury shares. As of the date hereof, an aggregate of 968,000 shares of DI Common Stock are reserved for issuance and issuable pursuant to or upon the exercise of outstanding options and 5,333,333 shares would be issuable upon exercise of certain warrants which would be issued in connection with the DI Series B Preferred Stock (the "Series B Warrants"). DI will reserve for issuance, out of its authorized but unissued capital stock, such number of shares of DI Common Stock as may be issuable upon consummation of the Merger. All issued shares of DI Common Stock and DI Preferred Stock are validly issued, fully paid and nonassessable and, except as set forth in Section 2.1(b) of the DI Disclosure Letter, no holder thereof is entitled to preemptive rights. Assuming the correctness of the representations of Somerset Sub set forth at Section 2.2(b)(i), all shares of DI Common Stock to be issued pursuant to the Merger, when issued in accordance with this Agreement, will be validly issued, fully paid and nonassessable and the issuance thereof will not violate the preemptive rights of any

                                        5

                  person. Except as set forth in Section 2.1(b) of the DI Disclosure Letter, DI is not a party to, and is not aware of, any voting agreement, voting trust or similar agreement or arrangement relating to any class or series of its capital stock or the capital stock of DI, or any agreement or arrangement providing for registration rights with respect to any capital stock or other securities of DI, other than those that have expired or been terminated prior to the date hereof.

                           (ii) Except as set forth in this Section 2.1(b) and
                  Section 2.1(b) of the DI Disclosure Letter, and except for issuances contemplated by this Agreement in connection with the Merger, there are not now, and at the Effective Time there will not be, any (A) shares of capital stock or other equity securities of DI outstanding (other than DI Common Stock issued pursuant to the exercise of DI options as described herein) or (B) outstanding options, warrants, scrip, rights to subscribe for, calls or commitments of any character whatsoever relating to, or securities or rights convertible into or exchangeable for, shares of any class of capital stock of DI, or contracts, understandings or arrangements to which DI is a party, or by which either of them is or may be bound, to issue additional shares of its capital stock or options, warrants, scrip or rights to subscribe for, or securities or rights convertible into or exchangeable for, any additional shares of its capital stock.

                           (iii) Except as set forth in Section 2.1(b) of the DI
                  Disclosure Letter, all outstanding shares of capital stock of the DI Subsidiaries are owned by DI, a wholly owned subsidiary of DI or individuals who hold nominal quantities of shares on behalf of DI or such a subsidiary as director's qualifying shares, free and clear of all liens, charges, encumbrances, adverse claims and options of any nature which are material to DI and the DI Subsidiaries, taken as a whole.

                  (c) AUTHORIZATION AND VALIDITY OF AGREEMENT. DI has all requisite corporate power and authority to enter into this Agreement and to perform its obligations hereunder. The execution and delivery by DI of this Agreement and the consummation by it of the transactions contemplated hereby have been duly authorized by all necessary corporate action, subject to the approval of the stockholders of DI. This Agreement has been duly executed and delivered by DI and is the valid and binding obligation of DI and enforceable against DI in accordance with its terms.

                  (d) NO APPROVALS OR NOTICES REQUIRED; NO CONFLICT WITH INSTRUMENTS TO WHICH DI OR ANY OF THE DI SUBSIDIARIES IS A PARTY. Neither the execution and delivery of this Agreement nor the performance by DI of its obligations hereunder, nor the consummation of the transactions contemplated hereby by DI will (i) conflict with the DI Charter or the bylaws of DI or the charter or bylaws of any of the DI Subsidiaries; (ii) assuming satisfaction of the requirements set forth in clause (iii) below, violate any provision of law applicable to DI or any of the DI Subsidiaries; (iii) except for (A) requirements of federal or state securities laws, (B) requirements arising out of the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (the "HSR Act"), (C) requirements of notice filings in such foreign jurisdictions as may be applicable, and (D)

                                        6

         the filing of a certificate of merger in accordance with the TBCA, require any consent or approval of, or filing with or notice to, any public body or authority, domestic or foreign, under any provision of law applicable to DI or any of the DI Subsidiaries; or (iv) require any consent, approval or notice under, or violate, breach, be in conflict with or constitute a default (or an event that, with notice or lapse of time or both, would constitute a default) under, or permit the termination of any provision of, or result in the creation or imposition of any lien upon any properties, assets or business of DI or any of the DI Subsidiaries under, any note, bond, indenture, mortgage, deed of trust, lease, franchise, permit, authorization, license, contract, instrument or other agreement or commitment or any order, judgment or decree to which DI or any of the DI Subsidiaries is a party or by which DI or any of the DI Subsidiaries or any of its or their assets or properties is bound or encumbered, except (A) those that have already been given, obtained or filed, (B) those that are required pursuant to agreements governing indebtedness, as set forth in Section 2.1(d) of the DI Disclosure Letter, which will be obtained prior to the Effective Time, and (C) those that, in the aggregate, would not have a material adverse effect on the financial condition, results of operations or business of DI and the DI Subsidiaries, taken as a whole.

                  (e) COMMISSION FILINGS; FINANCIAL STATEMENTS. Since December 31, 1994, DI and each of the DI Subsidiaries have filed all reports, registration statements and other filings, together with any amendments required to be made with respect thereto, that they have been required to file with the Securities and Exchange Commission (the "Commission") under the Securities Act and the Securities Exchange Act of 1934, as amended (the "Exchange Act"). All reports, registration statements and other filings (including all notes, exhibits and schedules thereto and documents incorporated by reference therein) filed by DI with the Commission since January 1, 1996, through the date of this Agreement, together with any amendments thereto, are sometimes collectively referred to as the "DI Commission Filings." DI has heretofore delivered to Somerset Sub copies of the DI Commission Filings. As of the respective dates of their filings with the Commission, the DI Commission Filings complied in all material respects with the Securities Act or the Exchange Act, as applicable, and the rules and regulations of the Commission thereunder, and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein, in light of the circumstances under which they were made, not misleading.

                  All contracts of DI and the DI Subsidiaries required to be filed as exhibits to the DI Commission Filings pursuant to the rules and regulations of the Commission have been filed.

                  Each of the historical consolidated financial statements (including any related notes or schedules) included in the DI Commission Filings was prepared in accordance with generally accepted accounting principles applied on a consistent basis (except as may be noted therein or in the notes or schedules thereto) and complied in all material respects with all applicable rules and regulations of the Commission. Such consolidated financial statements fairly present the consolidated financial position of DI as of the dates thereof

                                        7

         and the results of operations, cash flows and changes in shareholders' equity for the periods then ended. To the extent the DI Commission Filings include unaudited interim consolidated financial statements, such statements reflect, in the opinion of management, all adjustments which consist of only normal recurring adjustments necessary to present fairly the results of operations for such periods. To the extent the DI Commission Filings include the pro forma consolidating financial statements of DI, such statements (including any related notes or schedules) were prepared in accordance with generally accepted accounting principles applied on a consistent basis and complied in all material respects with all applicable rules and regulations of the Commission, and no other pro forma financial statements or schedules were required by the applicable rules and regulations of the Commission to be included in the DI Commission Filings. The pro forma adjustments included in such pro forma financial statements of DI have been properly applied to the historical amounts in the computation of the pro forma financial statements and the assumptions described in the notes to such pro forma financial information provide a reasonable basis for presenting the direct effects of the transactions reflected therein and the pro forma adjustments give appropriate effect to those assumptions. As of the date hereof, DI has no liabilities, absolute or contingent, that may reasonably be expected to have a material adverse effect on the financial condition, results of operations or business of DI and the DI Subsidiaries, taken as a whole, that are not reflected in the DI Commission Filings, except those set forth in Section 2.1 (e) of the DI Disclosure Letter.

                  (f) CONDUCT OF BUSINESS IN THE ORDINARY COURSE; ABSENCE OF CERTAIN CHANGES AND EVENTS. Since December 31, 1995, except as contemplated by this Agreement or as disclosed in or contemplated by the DI Commission Filings or as set forth in Section 2.1(f) of the DI Disclosure Letter, DI and the DI Subsidiaries have conducted their business only in the ordinary and usual course, and there has not been
         (i) any material adverse change in the financial condition, results of operations or business of DI and the DI Subsidiaries, taken as a whole, or any condition, event or development that reasonably may be expected to result in any such material adverse change; (ii) any material change by DI in its accounting methods, principles or practices; (iii) any revaluation by DI or any of the DI Subsidiaries of any of its or their assets, including, without limitation, writing down the value of fixed assets or inventory or writing off notes or accounts receivable other than in the ordinary course of business; (iv) any entry by DI or any of the DI Subsidiaries into any commitment or transaction material to DI and the DI Subsidiaries, taken as a whole, outside the ordinary course of business involving consideration on the part of DI and/or the DI Subsidiaries of more than $200,000; (v) any declaration, setting aside or payment of any dividends or distributions in respect of the DI Common Stock or DI Preferred Stock, or any redemption, purchase or other acquisition of any of its securities or any securities of any of the DI Subsidiaries; (vi) any damage, destruction or loss (whether or not covered by insurance) materially adversely affecting the properties or business of DI and the DI Subsidiaries, taken as a whole; (vii) any increase in indebtedness for borrowed money other than borrowing under existing credit facilities; (viii) any granting of a security interest or lien on any material property or assets of DI and the DI Subsidiaries, taken as a whole, other than (A) liens for taxes not due and payable or which are being contested in good faith; (B) mechanics', warehousemen's and other statutory liens incurred in the ordinary course of business; and (C) defects and irregularities in title and encumbrances

                                        8

         which are not substantial in character or amount and do not materially impair the use of the property or asset in question; or (ix) establishment of any bonus, insurance, severance, deferred compensation, pension, retirement, profit sharing, stock option (including, without limitation, the granting of stock options, stock appreciation rights, performance awards or restricted stock awards), stock purchase or other employee benefit plan, any material change in the manner or method under which the contribution obligation or other obligations of DI or the DI Subsidiaries with respect to any of the foregoing are determined, or any other increase in the compensation payable or to become payable to any officers or key employees of DI or any of the DI Subsidiaries.

                  (g) LITIGATION. Except as disclosed in the DI Commission Filings or as set forth in Section 2.1(g) of the DI Disclosure Letter, there are no claims, actions, suits, investigations, inquiries or proceedings pending or, to the knowledge of DI, threatened against or affecting DI or any of the DI Subsidiaries or any of their respective properties at law or in equity, or any of their respective employee benefit plans or fiduciaries of such plans, or before or by any federal, state, municipal or other governmental agency or authority, or before any arbitration board or panel, wherever located, that individually or in the aggregate if adversely determined would have a material adverse effect on the financial condition, results of operations or business of DI and the DI Subsidiaries, taken as a whole, or that involve the risk of criminal liability.

                  (h)      EMPLOYEE BENEFIT PLANS.

                           (i) No later than 20 days prior to the Closing Date,
                  DI will provide a description of each of the following which is sponsored, maintained or contributed to by DI, a DI Subsidiary or any corporation, trade, business or entity under common control with DI or a DI Subsidiary within the meaning of Section 414(b), (c), (m) or (o) of the Internal Revenue Code of 1986, as amended (the "Code"); or Section 4001 of ERISA (a "DI ERISA Affiliate") for the benefit of its employees, or has been so sponsored, maintained or contributed to within six years prior to the Closing Date:

                                    (A) each "employee benefit plan" ("Plan") as
                           such term is defined in Section 3(3) of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"); and

                                    (B) each personnel policy, stock option
                           plan, collective bargaining agreement, bonus plan or arrangement, incentive award plan or arrangement, vacation policy, severance pay plan, policy or agreement, deferred compensation agreement or arrangement, executive compensation or supplemental income arrangement, consulting agreement, employment agreement and each other employee benefit plan, agreement, arrangement, program, practice or understanding that is not described in Section 2.1(h)(i)(A) ("Benefit Program or Agreement").

                                        9

                  True and complete copies of each of the Plans, Benefit Programs or Agreements, related trusts, if applicable, and all amendments thereto, have been furnished to Somerset Sub or will be provided no later than 20 days prior to the Closing Date.

                           (ii) Except as otherwise set forth in Section 2.1(h)
                  of the DI Disclosure Letter,

                                    (A) none of DI, any DI Subsidiary or any DI
                           ERISA Affiliate contributes to or has an obligation to contribute to, or has at any time contributed to or had an obligation to contribute to, a plan subject to Title IV of ERISA, including, without limitation, a multiemployer plan within the meaning of Section 3(37) of ERISA;

                                    (B) each Plan and each Benefit Program or
                           Agreement has been administered, maintained and operated in all material respects in accordance with the terms thereof and in compliance with its governing documents and applicable law (including, where applicable, ERISA and the Code);

                                    (C) there is no matter pending with respect
                           to any of the Plans or Benefit Programs or Agreements before any governmental agency, and there are no actions, suits or claims pending (other than routine claims for benefits) or threatened against, or with respect to, any of the Plans or Benefit Programs or Agreements or their assets;

                                    (D) no act, omission or transaction has
                           occurred which would result in imposition on DI, any DI Subsidiary or any DI ERISA Affiliate of breach of fiduciary duty liability damages or penalty under ERISA or a tax imposed pursuant to Chapter 43 of Subtitle D of the Code; and

                                    (E) the execution and delivery of this
                           Agreement and the consummation of the transactions contemplated hereby will not require DI, any DI Subsidiary or any DI ERISA Affiliate to make a larger contribution to, or pay greater benefits under, any Plan or Benefit Program or Agreement than it otherwise would or create or give rise to any additional vested rights or service credits under any Plan or Benefit Program or Agreement.

                           (iii) Termination of employment of any employee of
                  DI, any DI Subsidiary or any DI ERISA Affiliate immediately after consummation of the transactions contemplated by this Agreement would not result in payments under the Plans or Benefit Programs or Agreements which, in the aggregate, would result in imposition of the sanctions imposed under Sections 280G and 4999 of the Code.

                                       10

                           (iv) No later than 20 days prior to the Closing Date,
                  DI will disclose to Somerset Sub any Plan that may not be unilaterally amended or terminated in its entirety without liability except as to benefits accrued thereunder prior to such amendment or termination.

                           (v) No later than 20 days prior to the Closing Date,
                  DI will disclose to Somerset Sub any union or collective bargaining agreements to which any of the employees of DI, any of the DI Subsidiaries or any DI ERISA Affiliate are subject.

                           (vi) Except as otherwise set forth in Section 2.1(h)
                  of the DI Disclosure Letter, none of the Plans or Benefit Programs or Agreements provides retiree health or life benefits to employees or former employees or their spouses or dependents.

                  (i) TAXES. All returns and reports, including, without limitation, information and withholding returns and reports ("Tax Returns"), of or relating to any foreign, federal, state or local tax, assessment or other governmental charge ("Taxes") that are required to be filed on or before the Closing Date by or with respect to DI or any of the DI Subsidiaries, or any other corporation that is or was a member of an affiliated group (within the meaning of Section 1504(a) of the Code) of corporations of which DI was a member for any period ending on or prior to the Closing Date, have been or will be duly and timely filed. All such tax returns were correct and complete in all respects and all Taxes, including interest and penalties, owed by DI or any DI Subsidiaries (whether or not shown on any Tax Return) have been paid. All U.S. federal income Tax Returns of or with respect to DI and the DI Subsidiaries have been audited by the applicable governmental authority, or the applicable statute of limitations has expired, for all periods up to and including the taxable year ended March 31, 1992. There is no material claim against DI or any of the DI Subsidiaries with respect to any Taxes, and no assessment, deficiency or adjustment has been asserted or proposed with respect to any Tax Return of or with respect to DI or any of the DI Subsidiaries. The total amounts set up as liabilities for current and deferred Taxes in the consolidated financial statements of DI included in the DI Commission Filings have been prepared in accordance with generally accepted accounting principles and are sufficient to cover the payment of all Taxes, including any penalties or interest thereon and whether or not assessed or disputed, that are, or are hereafter found to be, or to have been, due with respect to the operations of DI and the DI Subsidiaries through the periods covered thereby or the current life or use of their respective assets. DI and each of the DI Subsidiaries have (and as of the Closing Date will have) made all deposits (including estimated tax payments for taxable years for which the consolidated federal income tax return is not yet due) required with respect to Taxes. No waiver or extension of any statute of limitations as to any federal, local or foreign Tax matter has been given by or requested from DI or any of the DI Subsidiaries. Neither DI nor any of the DI Subsidiaries has filed consolidated income tax returns with any corporation, other than consolidated federal and state income Tax Returns by DI, for any taxable period which is not now closed by the applicable statute of limitations. None of the assets of DI or the DI Subsidiaries are required to be treated as being owned by any

                                       11

         other person pursuant to the "safe harbor" leasing provisions of
         Section 168(f)(8) of the Code prior to its repeal.

                  (j) ENVIRONMENTAL MATTERS. Except for matters that in the aggregate would not have a material adverse effect on the financial condition, results of operations or business of DI and the DI Subsidiaries, taken as a whole, (i) the properties, operations and activities of DI and the DI Subsidiaries comply with all applicable Environmental Laws (as defined below); (ii) DI and the DI Subsidiaries and the properties and operations of DI and the DI Subsidiaries are not subject to any existing, pending or, to the knowledge of DI, threatened action, suit, investigation, inquiry or proceeding by or before any governmental authority under any Environmental Law; (iii) all notices, permits, licenses, or similar authorizations, if any, required to be obtained or filed by DI or the DI Subsidiaries under any Environmental Law in connection with any aspect of the business of DI or the DI Subsidiaries, including without limitation those relating to the treatment, storage, disposal or release of a hazardous substance or solid waste ("DI Environmental Permits"), have been duly obtained or filed and will remain valid and in effect after the Merger, and DI and the DI Subsidiaries are in compliance with the terms and conditions of all such DI Environmental Permits; (iv) there are no physical or environmental conditions existing on any property of DI and the DI Subsidiaries or resulting from DI's and the DI Subsidiaries' operations or activities, past or present, at any location that would give rise to any on-site or, to DI's knowledge, off-site remedial obligations under any Environmental Law; (v) since the effective date of the relevant requirements of applicable Environmental Laws, all hazardous substances or solid wastes generated by DI and the DI Subsidiaries or used in connection with their properties or operations have been transported only by carriers authorized under Environmental Laws to transport such substances and wastes, and disposed of only at treatment, storage, and disposal facilities authorized under Environmental Laws to treat, store or dispose of such substances and wastes, and, to the knowledge of DI, such carriers and facilities have been and are operating in compliance with such authorizations and are not the subject of any existing, pending, or threatened action, investigation, or inquiry by any governmental authority in connection with any Environmental Laws; (vi) there has been no exposure of any person or property to hazardous substances, solid waste, or any pollutant or contaminant, nor has there been any release of hazardous substances, solid waste, or any pollutant or contaminant into the environment by DI or the DI Subsidiaries or in connection with their properties or operations that could reasonably be expected to give rise to any claim for damages or compensation; and
         (vii) DI and the DI Subsidiaries shall make available to Somerset Sub all internal and external environmental audits and studies and all correspondence on substantial environmental matters in the possession of DI and the DI Subsidiaries relating to any of the current or former properties or operations of DI and the DI Subsidiaries.

                  For purposes of this Agreement, the term "Environmental Laws" shall mean any and all laws, statutes, ordinances, rules, regulations, orders or determinations of any Governmental Authority (as defined below) pertaining to health or the environment currently in effect in any and all jurisdictions in which the party in question and its subsidiaries own property or conduct business, including without limitation, the Clean Air Act, as amended, the Comprehensive Environmental, Response, Compensation, and

                                       12

         Liability Act of 1980, as amended ("CERCLA"), the Federal Water Pollution Control Act, as amended, the Occupational Safety and Health Act of 1970, as amended, the Resource Conservation and Recovery Act of 1976, as amended ("RCRA"), the Safe Drinking Water Act, as amended, the Toxic Substances Control Act, as amended, the Superfund Amendments and Reauthorization Act of 1986, as amended, the Hazardous Materials Transportation Act, as amended, any state laws pertaining to the handling of oil and gas exploration and production wastes or the use, maintenance, and closure of pits and impoundments, and all other environmental conservation or protection laws. For purposes of this Agreement, the terms "hazardous substance" and "release" have the meanings specified in CERCLA, and the terms "solid waste" and "disposal" have the meanings specified in RCRA; provided, however, that to the extent the laws of the state in which the property is located establish a meaning for "hazardous substance," "release," "solid waste" or "disposal" that is broader than that specified in either CERCLA or RCRA, such broader meaning shall apply. For purposes of this Agreement, the term "Governmental Authority" includes the United States, as well as any other foreign jurisdiction or state, county, city and political subdivisions in which the party in question owns property or conducts business, and any agency, department, commission, board, bureau or instrumentality of any of them that exercises jurisdiction over the party in question.

                  (k) SEVERANCE PAYMENTS. Except as disclosed in Section 2.1(k) of the DI Disclosure Letter, none of DI or the DI Subsidiaries will owe a severance payment or similar obligation to any of their respective employees, officers or directors as a result of the Merger or the transactions contemplated by this Agreement, nor will any of such persons be entitled to an increase in severance payments or other benefits as a result of the Merger or the transactions contemplated by this Agreement in the event of the subsequent termination of their employment.

                  (l) VOTING REQUIREMENTS. The affirmative vote of the holders of two thirds of the outstanding shares of DI Common Stock is the only vote of the holders of any class or series of the capital stock of DI necessary to approve this Agreement and the Merger.

                  (m) DIVIDEND RESTRICTIONS. Section 2.1(m) of the DI Disclosure Letter contains a description of each restriction, limitation or encumbrance, of any kind, on the ability of DI or any DI Subsidiary to pay dividends on its respective capital stock.

                  (n) PERSONAL PROPERTY. DI or a DI Subsidiary (as the case may be) owns all drilling rigs and other personal property reflected on the books and records of DI or in the DI Commission Filings, in each case free and clear of all liens, claims and other encumbrances, except for those (i) described in Section 2.1(n) of the DI Disclosure Letter, (ii) that are reflected in the DI Commission Filings, or (iii) that do not materially affect the value of such personal property or limit the ability of DI or the DI Subsidiary to use such personal property substantially as it is currently being used and which are not otherwise material, in the aggregate, to DI and the DI Subsidiaries, taken as a whole. Section 2.1(n) of the DI Disclosure Letter also sets forth a list (by lessee or licensee) and a summary description of all personal property leases to which DI or a DI Subsidiary is a party and which relates to personal property having a fair market value in excess of $100,000. DI or

                                       13

         such DI Subsidiary (as the case may be) has a valid leasehold interest in each such personal property lease held by it as of the date of this Agreement, in each case free and clear of all liens, claims and other encumbrances, except for those (i) described in Section 2.1(n) of the DI Disclosure Letter, (ii) that are reflected in the DI Commission Filings, or (iii) that do not materially affect the value of such leasehold interest or limit the ability of DI or the DI Subsidiary to use such leasehold interest substantially as it is currently being used and which are not otherwise material, in the aggregate, to DI and the DI Subsidiaries, taken as a whole.

                  (o) INSURANCE. DI and each DI Subsidiary has in effect valid and effective policies of insurance, issued by companies believed by DI to be sound and reputable, insuring DI or such DI Subsidiary (as the case may be) for losses arising from or out of damage to its properties and claims for personal injury or property damage in such amounts and covering such losses as is, in the opinion of DI, typical and reasonable for a company in DI's business, and subject to deductibles that are, in the opinion of DI, reasonable in amount.

                  (p) CERTAIN FEES. Neither DI nor any DI Subsidiary nor any of their officers, directors or employees has employed any broker or finder or incurred any liability for DI or any DI Subsidiary for any financial advisory, brokerage or finders' fees or commissions payable by DI or any DI Subsidiary in connection with the transactions contemplated hereby.

         2.2 REPRESENTATIONS AND WARRANTIES OF SOMERSET SUB. Somerset Sub hereby represents and warrants to DI that:

                  (a) ORGANIZATION AND COMPLIANCE WITH LAW. Somerset Sub is a corporation duly organized, validly existing and in good standing under the laws of the State of Texas and has all requisite corporate power and corporate authority and all necessary governmental authorization to own, lease and operate all of its properties and assets and to carry on its business as now being conducted. Somerset Sub is duly qualified as a foreign corporation to do business, and is in good standing, in each jurisdiction in which the property owned, leased or operated by it or the nature of the business conducted by it makes such qualification necessary. Somerset Sub is in compliance with all applicable laws, judgments, orders, rules and regulations, domestic and foreign, except where failure to be in such compliance would not have a material adverse effect on the financial condition, results of operations or business of Somerset Sub. Somerset Sub has heretofore delivered to DI true and complete copies of Somerset Sub's Articles of Incorporation (the "Somerset Charter") and bylaws as in existence on the date hereof. Somerset Sub does not own any securities or other ownership interests in any other entity.

                                       14

                  (b)      CAPITALIZATION.

                           (i) The authorized capital stock of Somerset Sub
                  consists of 1,000 shares of Somerset Common Stock, par value $.01 per share. As of the date hereof, there are issued and outstanding 1,000 shares of Somerset Common Stock, all of which are owned by Somerset L.L.C. No shares of Somerset Common Stock are held as treasury shares. All issued shares of Somerset Common Stock are validly issued, fully paid and nonassessable and no holder thereof is entitled to preemptive rights and are held free and clear of any liens, claims, or other encumbrances. Somerset Sub is not a party to, and is not aware of, any voting agreement, voting trust or similar agreement or arrangement relating to any class or series of its capital stock, or any agreement or arrangement providing for registration rights with respect to any capital stock or other securities of Somerset Sub.

                           (ii) Except as set forth in this Section 2.2(b) there
                  are not now, and at the Effective Time there will not be, any
                  (A) shares of capital stock or other equity securities of Somerset Sub outstanding or (B) outstanding options, warrants, scrip, rights to subscribe for, calls or commitments of any character whatsoever relating to, or securities or rights convertible into or exchangeable for, shares of any class of capital stock of Somerset Sub, or contracts, understandings or arrangements to which Somerset Sub is a party, or by which it is or may be bound, to issue additional shares of its capital stock or options, warrants, scrip or rights to subscribe for, or securities or rights convertible into or exchangeable for, any additional shares of its capital stock.

                  (c) AUTHORIZATION AND VALIDITY OF AGREEMENT. Somerset Sub has all requisite corporate power and authority to enter into this Agreement and to perform its obligations hereunder. The execution and delivery by Somerset Sub of this Agreement and the consummation by it of the transactions contemplated hereby have been duly authorized by all necessary corporate action. This Agreement has been duly executed and delivered by Somerset Sub and is the valid and binding obligation of Somerset Sub enforceable against it in accordance with its terms.

                  (d) NO APPROVALS OR NOTICES REQUIRED; NO CONFLICT WITH INSTRUMENTS TO WHICH SOMERSET SUB IS A PARTY. Neither the execution and delivery of this Agreement nor the performance by Somerset Sub of its obligations hereunder, nor the consummation of the transactions contemplated hereby by Somerset Sub will (i) conflict with the Somerset Charter or the bylaws of Somerset Sub; (ii) assuming satisfaction of the requirements set forth in clause (iii) below, violate any provision of law applicable to Somerset Sub; (iii) except for (A) requirements of federal or state securities laws, (B) requirements arising out of the HSR Act, (C) requirements of notice filings in such foreign jurisdictions as may be applicable, and (D) the filing of a certificate of merger in accordance with the TBCA, require any consent or approval of, or filing with or notice to, any public body or authority, domestic or foreign, under any provision of law applicable to Somerset Sub; or
         (iv) require any consent, approval or notice under, or violate, breach,

                                       15

         be in conflict with or constitute a default (or an event that, with notice or lapse of time or both, would constitute a default) under, or permit the termination of any provision of, or result in the creation or imposition of any lien upon any properties, assets or business of Somerset Sub under, any note, bond, indenture, mortgage, deed of trust, lease, franchise, permit, authorization, license, contract, instrument or other agreement or commitment or any order, judgment or decree to which Somerset Sub is a party or by which Somerset Sub or any of its assets or properties is bound or encumbered.

                  (e) ASSETS AND BUSINESS. Somerset Sub does not carry on and has never carried on a business or other activity. Somerset Sub has not entered into any contract or agreement other than this Agreement and the agreements contemplated hereby and has no liabilities, whether absolute or contingent, or asserted or unasserted.

                  (f) LITIGATION. There are no claims, actions, suits, investigations, inquiries or proceedings pending or, to the knowledge of Somerset Sub, threatened against or affecting Somerset Sub or any of its properties at law or in equity, or before or by any federal, state, municipal or other governmental agency or authority, or before any arbitration board or panel, wherever located, or that involve the risk of criminal liability.

                  (g) TAXES. All Tax Returns of or relating to any Tax that are required to be filed on or before the Closing Date by or with respect to Somerset Sub, or any other corporation that is or was a member of an affiliated group (within the meaning of Section 1504(a) of the Code) of corporations of which Somerset Sub was a member for any period ending on or prior to the Closing Date, have been or will be duly and timely filed. All such tax returns were correct and complete in all respects and all Taxes, including interest and penalties, owed by Somerset Sub (whether or not shown on any Tax Return) have been paid. There is no claim against Somerset Sub with respect to any Taxes, and no assessment, deficiency or adjustment has been asserted or proposed with respect to any Tax Return of or with respect to Somerset Sub.

                  (h) EMPLOYEES. Somerset Sub does not have and has never had any employees, and will not owe a severance payment or similar obligation to any of its officers or directors, or to any other person, as a result of the Merger or the transactions contemplated by this Agreement.

                  (i) VOTING REQUIREMENTS. The affirmative vote of Somerset L.L.C., as the holder of all of the outstanding shares of Somerset Common Stock, is the only vote of the holders of any class or series of the capital stock of Somerset Sub necessary to approve this Agreement and the Merger, and has been obtained in compliance with the TBCA. No approval of the members of Somerset L.L.C. is necessary with respect to this Agreement or the Merger.

                  (j) CERTAIN FEES. Neither Somerset Sub nor any of its officers, directors or employees has employed any broker or finder or incurred any liability for Somerset Sub for any financial advisory, brokerage or finders' fees or commissions payable by Somerset Sub in connection with the transactions contemplated hereby.

                                       16

                  (k) HSR ACT STATUS. The "ultimate parent entities" of Somerset Sub have, in the aggregate, "annual net sales" and "total assets" of less than $100,000,000, as such terms are defined under the HSR Act.

                  (l) NO AFFILIATION. Somerset L.L.C. does not have any ownership interest in R. T. Oliver, Inc. or Land Rig Acquisition Corp., or any affiliate of either of them. Neither Mike L. Mullen ("Mullen"), Roy T. Oliver, Jr. ("Oliver"), R.T. Oliver, Inc. nor Land Rig Acquisition Corp. has any ownership interest in Somerset L.L.C., directly or indirectly.

                  (m) INVESTMENT REPRESENTATIONS. Somerset L.L.C. represents that: (i) it has such knowledge and experience in financial and business matters as to be capable of evaluating the merits and risks of its prospective investment in the DI Common Stock; (ii) it has received all the information it has requested from DI and considers necessary or appropriate for deciding whether to enter into this Agreement; (iii) it has the ability to bear the economic risks of its prospective investment; and (iv) it has the capacity to protect its own interests in connection with this Agreement and the Merger.

                                   ARTICLE III
              COVENANTS OF SOMERSET SUB PRIOR TO THE EFFECTIVE TIME

         3.1 CONDUCT OF SOMERSET SUB PENDING THE MERGER. Somerset Sub covenants and agrees that, from the date of this Agreement until the Effective Time, unless DI shall otherwise agree in writing or as otherwise expressly contemplated by this Agreement:

                  (a) Somerset Sub shall not directly or indirectly do any of the following: (i) issue, sell, pledge, dispose of or encumber any of its capital stock or assets; (ii) amend or propose to amend the charter or bylaws of Somerset Sub; (iii) split, combine or reclassify any outstanding capital stock, or declare, set aside or pay any dividend payable in cash, stock, property or otherwise with respect to its capital stock whether now or hereafter outstanding; (iv) redeem, purchase or acquire or offer to acquire any of its capital stock; (v) enter into any contract, agreement, commitment or arrangement with respect to any of the matters set forth in this Section 3.1(a); (vi) enter into any bonus, profit sharing, compensation, termination, stock option, stock appreciation right, restricted stock, performance unit, stock equivalent, stock purchase, pension, retirement, deferred compensation, employment, severance or other employee benefit agreement, trust, plan, fund or other arrangement for the benefit or welfare of any director, officer or employee; (vii) pay compensation or fringe benefits to any director, officer or employee; (viii) voluntarily incur any other obligation or liability other than under this Agreement and the agreements contemplated hereby; or (ix) enter into any business or activity of any kind whatsoever.

                  (b) Somerset Sub shall use its reasonable efforts (i) to preserve intact the business organization of Somerset Sub and (ii) to maintain in effect any authorizations or similar rights of Somerset Sub.

                                       17

                  (c) Somerset Sub shall not make or agree to make any expenditure.

                  (d) Somerset Sub shall not acquire or agree to acquire any ownership interest in R. T. Oliver, Inc. or Land Rig Acquisition Corp., or otherwise enter into any transaction or arrangement with Mullen, Oliver, R.T. Oliver, Inc. or Land Rig Acquisition Corp., other than the mergers and other agreements and transactions contemplated pursuant to the terms hereof, or permit any of the foregoing to acquire any ownership interest in Somerset.

                  (e) Except as otherwise contemplated by this Agreement, Somerset Sub shall not take any action, or omit to take any action, that would, or that reasonably could be expected to, result in any of the representations and warranties set forth in this Agreement becoming untrue or any of the conditions to the Merger set forth in Article VI not being satisfied. Somerset Sub will use its best efforts to promptly advise DI orally and in writing of any change or event having, or which, insofar as reasonably can be foreseen, would have, a material adverse effect on Somerset Sub.

         3.2 REGISTRATION STATEMENT AND PROXY STATEMENT. Somerset Sub shall cooperate with DI in preparing the Registration Statement and the Proxy Statement (as defined below in Section 4.3). Somerset Sub represents and agrees that the Registration Statement and Proxy Statement (with respect to information concerning Somerset Sub provided by Somerset Sub specifically for use therein) will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading. Somerset Sub will advise DI promptly in writing if prior to the Effective Time it shall obtain knowledge of any facts that would make it necessary to amend or supplement the Proxy Statement or the Registration Statement in order to make the statements therein not misleading or to comply with applicable law.

         3.3 APPROVAL OF SOLE STOCKHOLDER OF SOMERSET SUB. Somerset Sub has obtained in accordance with the TBCA and the Somerset Sub Charter and bylaws the approval of its sole stockholder of this Agreement and the Merger.

         3.4 ACCESS TO INFORMATION. Between the date hereof and the Effective Time, Somerset Sub will give DI and its authorized representatives such financial and other information with respect to Somerset Sub as DI may from time to time reasonably request.

         3.5 NONPUBLIC INFORMATION. To the extent DI discloses to Somerset Sub or Somerset L.L.C. material information with respect to DI and/or the DI Subsidiaries which has not been disclosed in the DI Commission Filings or otherwise publicly disclosed by DI, whether such disclosure is made pursuant to
Section 4.7 or 4.8 of this Agreement or otherwise, neither Somerset Sub, Somerset L.L.C., nor any of their affiliates will divulge or disclose such information prior to such information becoming generally available to the public or use such information in a manner which is in violation of the Securities Act; PROVIDED, that Somerset L.L.C. may disclose confidential information subject to appropriate confidentiality restrictions in connection with obtaining financing.

                                       18

                                   ARTICLE IV
                   COVENANTS OF DI PRIOR TO THE EFFECTIVE TIME

         4.1 CONDUCT OF BUSINESS BY DI PENDING THE MERGER. DI covenants and agrees that, from the date of this Agreement until the Effective Time, unless Somerset Sub shall otherwise agree in writing or as otherwise expressly contemplated by this Agreement or set forth in Section 4.1 of the DI Disclosure
Letter:

                  (a) The business of DI and the DI Subsidiaries shall be conducted only in, and DI and the DI Subsidiaries shall not take any action except in, the ordinary course of business and consistent with past practice; in addition, from and after the date of this Agreement, DI shall not, and shall not permit any of the DI Subsidiaries to, enter into any new drilling contracts with terms of six months or longer with respect to any of DI's drilling rigs without giving prior written notice to Somerset Sub

                  (b) DI shall not , except as contemplated by this Agreement, directly or indirectly do any of the following: (i) issue, sell, pledge, dispose of or encumber, or permit any DI Subsidiary to issue, sell, pledge, dispose of or encumber, (A) any capital stock of DI or any DI Subsidiary except upon the exercise of options or warrants or upon conversion of any convertible securities of DI outstanding as of the date of this Agreement or (B) other than in the ordinary course of business and consistent with past practice and not relating to the borrowing of money, any assets of DI or any DI Subsidiary; (ii) amend or propose to amend the respective charters or bylaws of DI or any DI Subsidiary; (iii) split, combine or reclassify any outstanding capital stock, or declare, set aside or pay any dividend payable in cash, stock, property or otherwise with respect to its capital stock whether now or hereafter outstanding; (iv) redeem, purchase or acquire or offer to acquire, or permit any of the DI Subsidiaries to redeem, purchase or acquire or offer to acquire, any of its or their capital stock; or (v) except in the ordinary course of business and consistent with past practice, enter into any contract, agreement, commitment or arrangement with respect to any of the matters set forth in this Section 4.1(b);
         (vi) enter into, adopt or amend or terminate any bonus, profit sharing, compensation, termination, stock option, stock appreciation right, restricted stock, performance unit, stock equivalent, stock purchase, pension, retirement, deferred compensation, or other employee benefit agreement, trust, plan, fund or other arrangement for the benefit or welfare of any director, officer or employee; (vii) enter into any employment or severance agreement with any director or officer, or with any employee if the compensation involved exceeds $100,000 per annum for employment agreements or a total of $50,000 for severance agreements; (viii) except for normal increases in the ordinary course of business consistent with past practice that, in the aggregate, do not result in a material increase in benefits or compensation expense, increase in any manner the compensation or fringe benefits of any director, officer or employee; or (ix) pay to any director, officer or employee any benefit not required by any employee benefit agreement, trust, plan, fund or other arrangement as in effect on the date hereof or permitted hereunder.

                  (c) DI shall use its reasonable efforts (i) to preserve intact the business organization of DI and each of the DI Subsidiaries, (ii) to maintain in effect any

                                       19

         authorizations or similar rights of DI and each of the DI Subsidiaries,
         (iii) to keep available the services of its and their current officers and key employees, (iv) to preserve the goodwill of those having business relationships with it and the DI Subsidiaries, (v) to maintain and keep its properties and the properties of the DI Subsidiaries in as good a repair and condition as presently exists, except for deterioration due to ordinary wear and tear and damage due to casualty, and (vi) to maintain in full force and effect insurance comparable in amount and scope of coverage to that currently maintained by it and the DI Subsidiaries.

                  (d) DI shall not make or agree to make, or permit any of the DI Subsidiaries to make or agree to make, any capital expenditure other than as previously disclosed in the DI Commission Filings or those made in the ordinary course of business and consistent with past practice.

                  (e) DI shall, and shall cause the DI Subsidiaries to, perform their respective obligations under any contracts and agreements to which any of them is a party or to which any of their assets is subject, except to the extent such failure to perform would not have a material adverse effect on DI and the DI Subsidiaries, taken as a whole, and except for such obligations as DI or the DI Subsidiaries in good faith may dispute.

                  (f) Except as otherwise contemplated by this Agreement, DI shall not, and shall not permit any of the DI Subsidiaries to, take any action, or omit to take any action, that would, or that reasonably could be expected to, result in any of the representations and warranties set forth in this Agreement becoming untrue or any of the conditions to the Merger set forth in Article VI not being satisfied. DI will use its reasonable efforts to promptly advise Somerset Sub orally and in writing of any change or event having, or which, insofar as reasonably can be foreseen, would have, a material adverse effect on DI and the DI Subsidiaries, taken as a whole.

         4.2 APPROVAL OF STOCKHOLDERS OF DI. Subject to the terms and conditions of Section 4.6, DI shall use its best efforts, in accordance with the TBCA and the DI Charter and bylaws, to obtain the approval of its stockholders of this Agreement and the Merger. Subject to the terms and conditions of Section 4.6, the Board of Directors of DI (i) shall recommend that the stockholders of DI vote to approve this Agreement and the Merger; (ii) shall use its reasonable efforts to solicit from stockholders of DI proxies or consents in favor of such approval; and (iii) shall take all other action reasonably necessary to secure a vote of its stockholders in favor of such approval.

         4.3 REGISTRATION STATEMENT AND PROXY STATEMENT. Promptly after the date of this Agreement, DI will prepare and file a registration statement (the "Registration Statement") on Form S-4 with the Commission under the Securities Act with respect to the offering, sale and delivery of the shares of DI Common Stock to be issued pursuant to the Merger and the mergers described in paragraph 6.1(j) and a proxy statement and related proxy materials (the "Proxy Statement") with respect to the meeting of stockholders of DI referred to in Section 4.2; and will use their best efforts to cause such Registration Statement to become effective as soon as practicable after filing. DI agrees that the Registration Statement and the Proxy Statement

                                       20

(except with respect to information concerning Somerset Sub furnished by or on behalf of Somerset Sub specifically for use therein, for which information Somerset Sub shall be responsible) will comply as to form in all material respects with the requirements of the Securities Act and the Exchange Act and the respective rules and regulations adopted thereunder, and will not contain any untrue statement of any material fact or omit to state any material fact required to be stated therein or necessary to make the statements made therein not misleading. DI will advise Somerset Sub in writing if prior to the Effective Time it shall obtain knowledge of any fact that would, in its opinion, make it necessary to amend or supplement the Registration Statement or the Proxy Statement in order to make the statements therein not misleading or to comply with applicable law. The date on which the Proxy Statement is mailed to stockholders of DI is hereinafter referred to as the "Mailing Date."

         4.4 RESERVATION OF DI STOCK. Subject to the increase in the number of authorized shares of DI Common Stock to be effected by the Merger, DI shall reserve for issuance, out of its authorized but unissued capital stock, such number of shares of DI Common Stock as may be issuable upon consummation of the Merger.

         4.5 AMERICAN STOCK EXCHANGE LISTING. DI shall use all reasonable efforts to cause the shares of DI Common Stock to be issued in the Merger to be approved for listing on the American Stock Exchange, subject to official notice of issuance, prior to the Closing Date.

         4.6 INQUIRIES AND NEGOTIATIONS. DI, its affiliates and their respective officers, directors, employees, representatives and agents shall immediately cease any existing discussions or negotiations, if any, with any parties conducted heretofore with respect to any acquisition of all or any material portion of the assets of, or any equity interest in, DI or any of the DI Subsidiaries or any business combination with DI or any of the DI Subsidiaries, except for those identified in Section 4.6 of the DI Disclosure Letter (the "Current Discussions"). Except with respect to the Current Discussions, DI may, directly or indirectly, furnish information and access only in response to unsolicited requests therefor, to any corporation, partnership, person or other entity or group pursuant to confidentiality agreements, and may participate in discussions and negotiate with such entity or group concerning any merger, sale of assets, sale of shares of capital stock or similar transaction involving DI, or any DI Subsidiary or division of DI, if such entity or group has submitted a written proposal to the Board of Directors of DI relating to any such transaction and the Board of Directors of DI by a majority vote determines in its good faith judgment, based as to legal matters on the written opinion of legal counsel, that failing to take such action would constitute a breach of the Board of Directors' fiduciary duty. The Board of Directors of DI shall provide a copy of any such written proposal to Somerset Sub immediately after receipt thereof and thereafter keep Somerset Sub promptly advised of any development with respect thereto. Except as set forth above, neither DI or any of its affiliates, nor any of its or their respective officers, directors, employees, representatives or agents, shall, directly or indirectly, encourage, solicit, participate in or initiate discussions or negotiations with, or provide any information to, any corporation, partnership, person or other entity or group (other than Somerset Sub or any affiliate, associate or designee of Somerset Sub or as contemplated by this Agreement) concerning any merger, sale of assets, sale of shares of capital stock or similar transaction involving DI or any subsidiary or division of DI (a "DI Acquisition Transaction") provided, however, that nothing herein shall prevent the Board of Directors of DI from taking, and disclosing to DI's shareholders

                                       21

a position contemplated by Rules 14d-9 and 14e-2 promulgated under the Exchange Act with regard to any tender offer; provided, further, that the Board of Directors of DI shall not recommend that the shareholders of DI tender their DI Shares in connection with any such tender offer unless the Board of Directors of DI by a majority vote determines in its good faith judgment, based as to legal matters on the written opinion of legal counsel, that failing to take such action would constitute a breach of such Board's fiduciary duty.

         4.7 FINANCIAL STATEMENTS OF DI. As soon as practicable but in any event within 30 days after the end of each calendar month commencing with April 1996 through the Effective Time or earlier termination of this Agreement in accordance with Section 7.1, DI will deliver to Somerset Sub unaudited consolidated and consolidating balance sheets of DI and the DI Subsidiaries as at the end of such calendar month, together with unaudited summaries of consolidated earnings of DI and the DI Subsidiaries for such calendar month. As soon as practicable but in any event within 45 days after the end of each fiscal quarter of DI, commencing with March 31, 1996, through the Effective Time or earlier termination of this Agreement in accordance with Section 7.1, DI will deliver to Somerset Sub unaudited consolidated and consolidating balance sheets of DI and the DI Subsidiaries as at the end of such fiscal quarter and as at the end of the comparative fiscal quarter of the preceding year, together with the related unaudited statements of consolidated income and cash flows for the fiscal quarters then ended. All such financial statements of DI shall present fairly, in all material respects, the financial position, results of operations and cash flows of DI and the DI Subsidiaries as at or for the periods indicated (and, in the case of all such financial statements which are interim financial statements, shall contain all adjustments necessary so to present fairly) and shall be prepared in accordance with generally accepted accounting principles (other than to omit certain footnotes which might be required thereby and subject, in the case of interim financial statements, to normal year-end adjustments) consistent with past practice, except as otherwise indicated in such statements. All such financial statements of DI shall be certified, on behalf of DI, by the President and the chief financial officer of DI.

         4.8 ACCESS TO INFORMATION. Between the date hereof and the Effective Time, DI will give Somerset Sub and its authorized representatives reasonable access to all employees, offices and other facilities and to all books and records of DI and the DI Subsidiaries, will permit Somerset Sub to make such inspections as Somerset Sub may reasonably require and will cause DI's officers and those of the DI Subsidiaries to furnish Somerset Sub with such financial and operating data and other information with respect to the business and properties of DI and the DI Subsidiaries as Somerset Sub may from time to time reasonably request.

                                    ARTICLE V
                              ADDITIONAL AGREEMENTS

         5.1 ACCOUNTANTS' LETTER. DI shall use its reasonable efforts to cause Deloitte & Touche LLP to deliver a letter dated as of the date of the Proxy Statement, and addressed to itself and Somerset Sub in form and substance reasonably satisfactory to Somerset Sub and customary in scope and substance for agreed upon procedures letters delivered by independent public accountants in connection with registration statements and proxy statements similar to the Registration Statement and Proxy Statement.

                                       22

         5.2 FILINGS; CONSENTS; REASONABLE EFFORTS. Subject to the terms and conditions of this Agreement, Somerset Sub and DI shall (i) make all necessary filings with respect to the Merger and this Agreement under the HSR Act, the Securities Act, the Exchange Act and applicable blue sky or similar securities laws and shall use all reasonable efforts to obtain required approvals and clearances with respect thereto; (ii) obtain all consents, waivers, approvals, authorizations and orders required in connection with the authorization, execution and delivery of this Agreement and the consummation of the Merger; and
(iii) take, or cause to be taken, all appropriate action, and do, or cause to be done, all things necessary, proper or advisable to consummate and make effective as promptly as practicable the transactions contemplated by this Agreement.

         5.3 NOTIFICATION OF CERTAIN MATTERS. Somerset Sub shall give prompt notice to DI, and DI shall give prompt notice to Somerset Sub, orally and in writing, of (i) the occurrence, or failure to occur, of any event which occurrence or failure would be likely to cause any representation or warranty contained in this Agreement to be untrue or inaccurate at any time from the date hereof to the Effective Time, and (ii) any material failure of Somerset Sub or DI, as the case may be, or any officer, director, employee or agent thereof, to comply with or satisfy any covenant, condition or agreement to be complied with or satisfied by it hereunder.

         5.4 AGREEMENT TO DEFEND. If any claim, action, suit, investigation or other proceeding by any governmental body or other person or other legal or administrative proceeding is commenced that questions the validity or legality of the transactions contemplated hereby or seeks damages in connection therewith, the parties hereto agree to cooperate and use their reasonable efforts to defend against and respond thereto.

         5.5 EXPENSES. DI agrees to pay the reasonable legal fees and disbursements of Somerset L.L.C. and Somerset Sub incurred in connection with the organization of Somerset Sub and the negotiation, preparation and performance of this Agreement and the agreements and transactions contemplated hereby, up to a maximum of $200,000. In addition, DI agrees to pay one half of the fee of Robert Greer for his services as a consultant to Somerset L.L.C. in connection with the Merger (i.e., $30,000 of the total fee of $60,000). Except as set forth above, whether or not the Merger is consummated, all costs and expenses incurred in connection with this Agreement and the transactions contemplated hereby shall be paid by the party incurring such expense, except as otherwise provided in Section 7.2.

         5.6 DI'S BOARD OF DIRECTORS. DI's Board of Directors will recommend to the shareholders of DI that the individuals set forth on Exhibit "A" be elected at the meeting of the shareholders of DI referred to in Section 4.2 hereof.

         5.7      INDEMNIFICATION.

                  (a) From and after the Effective Time, the Surviving Corporation shall, to the fullest extent permitted under applicable law, indemnify, defend and hold harmless Somerset L.L.C. and each person who is an officer or director of Somerset Sub against all losses, claims, damages, costs, expenses, liabilities or judgments or amounts that are paid in settlement with the approval of the indemnifying party (which approval shall not be

                                       23

         unreasonably withheld) of or in connection with any claim, action, suit, proceeding or investigation whether asserted or claimed prior to, or at or after, the Effective Time to the extent, and only to the extent, such claim arises from any untrue statement of a material fact in the Registration Statement and Proxy Statement or any omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, except to the extent such claim is subject to indemnification pursuant to Section 5.7(b) hereof (and the Surviving Corporation will pay expenses in advance of final disposition of any such action or proceeding to each indemnified party to the full extent permitted by law).

                  (b) Somerset L.L.C. shall, to the fullest extent permitted under applicable law, indemnify, defend and hold harmless the Surviving Corporation, the DI Subsidiaries, and any officer or director of the foregoing against all losses, claims, damages costs, expenses, liabilities or judgments or amounts that are paid in settlement with the approval of the indemnifying party (which approval shall not be unreasonably withheld) of or in connection with any claim, action, suite, proceeding or investigation, whether asserted or claimed prior to, or at or after, the Effective Time, to the extent, and only to the extent, such claim arises from any untrue statement of material fact in the Registration Statement and Proxy Statement or omission to state any material fact required to be stated therein or necessary to make the statements therein not misleading which is made or omitted in reliance on and in conformity with written information provided by Somerset Sub or Somerset L.L.C. or any of their representatives or affiliates specifically for use therein (and Somerset L.L.C. will pay expenses in advance of final disposition of any such action or proceeding to each indemnified party to the full extent permitted by law).

                  (c) The defense of any such claim, action, suit, proceeding or investigation shall be conducted by the indemnifying party. If the indemnifying party has failed to conduct such defense, the indemnified parties may retain counsel satisfactory to them and the indemnifying party shall pay all reasonable fees and expenses of such counsel for the indemnified parties promptly as statements therefor are received. The party not conducting the defense will use reasonable efforts to assist in the vigorous defense of any such matter, provided that such party shall not be liable for any settlement of any claim effected without its written consent, which consent, however, shall not be unreasonably withheld. Any indemnified party wishing to claim indemnification under this Section 5.7, upon learning of any such claim, action, suit, proceeding or investigation, shall notify the indemnifying party (but the failure so to notify a party shall not relieve such party from any liability which it may have under this
         Section 5.7 except to the extent such failure materially prejudices such party). If the indemnifying party is responsible for the attorneys' fees of the indemnified parties, then the indemnified parties as a group may retain only one law firm to represent them with respect to each such matter unless there is, under applicable standards of professional conduct, a conflict on any significant issue between the positions of any two or more indemnified parties.

                  (d) The provisions of this Section 5.7 are intended to be for the benefit of, and shall be enforceable by, the parties hereto and each indemnified party, his heirs and his representatives.

                                       24

         5.8 INTERIM FINANCING. DI shall be permitted to borrow from Norex Drilling, Ltd. ("Norex") prior to the Closing up to Three Million Dollars ($3,000,000), with such loan (i) bearing interest at the rate of twelve percent (12%) per annum, (ii) being secured by a pledge of the receivables of DI and the DI Subsidiaries (the "Norex Lien"), (iii) maturing on the Closing Date and (iv) being otherwise made pursuant to terms and conditions deemed appropriate by DI.

                                   ARTICLE VI
                                   CONDITIONS

         6.1 CONDITIONS TO OBLIGATION OF EACH PARTY TO EFFECT THE MERGER. The respective obligations of each party to effect the Merger shall be subject to the fulfillment at or prior to the Closing Date of the following conditions:

                  (a) This Agreement and the Merger shall have been approved and adopted by the requisite vote of the stockholders of DI, as may be required by law, by the rules of the American Stock Exchange and by any applicable provisions of its charter or bylaws.

                  (b) Any waiting period (and any extension thereof) applicable to the consummation of the Merger under the HSR Act shall have expired or been terminated.

                  (c) No order shall have been entered and remain in effect in any action or proceeding before any foreign, federal or state court or governmental agency or other foreign, federal or state regulatory or administrative agency or commission that would prevent or make illegal the consummation of the Merger.

                  (d) The Registration Statement shall be effective on the Closing Date, and all post-effective amendments filed shall have been declared effective or shall have been withdrawn; and no stop-order suspending the effectiveness thereof shall have been issued and no proceedings for that purpose shall have been initiated or, to the knowledge of the parties, threatened by the Commission.

                  (e) There shall have been obtained any and all material permits, approvals and consents of securities or blue sky commissions of any jurisdiction, and of any other governmental body or agency, that reasonably may be deemed necessary so that the consummation of the Merger and the transactions contemplated thereby will be in compliance with applicable laws, the failure to comply with which would have a material adverse effect on the business, financial condition or results of operations of the Surviving Corporation and its subsidiaries, taken as a whole after consummation of the Merger.

                  (f) The shares of Surviving Corporation Common Stock issuable upon consummation of the Merger shall have been approved for listing on the American Stock Exchange, subject to official notice of issuance.

                  (g) All approvals of private persons or corporations, (i) the granting of which is necessary for the consummation of the Merger or the transactions contemplated in connection therewith and (ii) the non-receipt of which in the aggregate would have a

                                       25

         material adverse effect on the business, financial condition or results of operations of the Surviving Corporation and its subsidiaries, taken as a whole after the consummation of the Merger, shall have been obtained.

                  (h) The Registration Rights Agreement of even date herewith among DI, Somerset L.L.C. and certain other principal shareholders of DI shall be in full force and effect.

                  (i) The mergers provided for in the Agreement and Plan of Merger of even date herewith by and among R. T. Oliver, Inc., Land Rig Acquisition Corp., DI and DI Merger Sub, Inc. shall have become effective in accordance with and as provided in that Agreement.

                  (j) The subscription of Norex for 4,000 shares of DI Series B Preferred Stock, and the related DI Series B Warrants, shall have been canceled, and the subscription price of $4 million shall have been repaid with the proceeds of a Credit Agreement in substantially the form of Exhibit B hereto between DI and Norex, and such Credit Agreement shall be in full force and effect.

         6.2 ADDITIONAL CONDITIONS TO OBLIGATIONS OF DI. The obligation of DI to effect the Merger is, at the option of DI, also subject to the fulfillment of the following conditions:

                  (a) The representations and warranties of Somerset Sub contained in Section 2.2 shall be accurate in all material respects as of the date of this Agreement and (except to the extent such representations and warranties speak specifically as of an earlier date) as of the Mailing Date or the Closing Date, in each case as though such representations and warranties had been made at and as of that time; all of the terms, covenants and conditions of this Agreement to be complied with and performed by Somerset Sub on or before the Mailing Date or the Closing Date, as the case may be, shall have been duly complied with and performed in all material respects; and a certificate to the foregoing effect dated the Mailing Date or the Closing Date, as the case may be, and signed by the chief executive officer of Somerset Sub shall have been delivered to DI.

                  (b) Since the date of this Agreement, no material adverse change in the financial condition of Somerset Sub shall have occurred, Somerset Sub shall not have suffered any loss materially adversely affecting the property of Somerset Sub, and DI shall have received a certificate signed by the chief executive officer of Somerset Sub dated the Closing Date to such effect.

                  (c) DI shall have received from Parson & Brown, counsel to Somerset Sub, an opinion dated the Closing Date, covering the matters set forth in Exhibit C.

                  (d) Somerset L.L.C. shall have contributed to the capital of Somerset Sub at least $25,000,000 in cash.

                                       26

         6.3 ADDITIONAL CONDITIONS TO OBLIGATIONS OF SOMERSET SUB. The obligation of Somerset Sub to effect the Merger is, at the option of Somerset Sub, also subject to the fulfillment of the following conditions:

                  (a) The representations and warranties of DI contained in
         Section 2.1 shall be accurate in all material respects as of the date of this Agreement and (except to the extent such representations and warranties speak specifically as of an earlier date) as of the Mailing Date or the Closing Date, in each case as though such representations and warranties had been made at and as of that time; all of the terms, covenants and conditions of this Agreement to be complied with and performed by DI on or before the Mailing Date or the Closing Date, as the case may be, shall have been duly complied with and performed in all material respects; and a certificate to the foregoing effect dated the Mailing Date or the Closing Date, as the case may be, and signed by the chief executive officer of DI shall have been delivered to Somerset Sub.

                  (b) Since the date of this Agreement, no material adverse change in the financial condition, results of operations or business of DI and the DI Subsidiaries, taken as a whole, shall have occurred, and DI and the DI Subsidiaries shall not have suffered any damage, destruction or loss materially adversely affecting the property or business of DI and the DI Subsidiaries, taken as a whole, and Somerset Sub shall have received a certificate signed by the chief executive officer of DI dated the Closing Date to such effect. (It is specifically acknowledged that the continuing accrual of operating losses by DI and the DI Subsidiaries at a rate which does not exceed the rate at which operating losses were accrued by DI and the DI Subsidiaries, on a consolidated basis, during the year ending December 31, 1995, shall not be considered a material adverse change.)

                  (c) DI shall have taken such action as may be necessary to elect the persons designated pursuant to Section 5.6 to the DI Board of Directors effective as of the Effective Time.

                  (d) Somerset Sub shall have received from Cokinos, Bosien & Young, counsel to DI, an opinion dated the Closing Date covering the matters set forth in Exhibit D.

                  (e) The Investment Monitoring Agreement of even date herewith by and between DI and Somerset Capital Partners, the Managing Member of Somerset L.L.C., shall be in full force and effect.

                  (f) DI shall have executed and issued to Somerset L.L.C. a warrant in the form of Exhibit E hereto to purchase up to 1,720,000 shares of DI Common Stock.

                  (g) The Shareholders Agreement of even date herewith among certain of the principal shareholders of Somerset Sub and DI shall have been executed and delivered by Oliver, USRE, EER, GCT, Norex Drilling and Pronor (as defined therein).

                  (h)      Norex shall have released the Norex Lien.

                                       27

                                   ARTICLE VII
                                  MISCELLANEOUS

         7.1 TERMINATION. This Agreement may be terminated and the Merger and the other transactions contemplated herein may be abandoned at any time prior to the Effective Time, whether prior to or after approval by the stockholders of
DI:

                  (a)      by mutual consent of DI and Somerset Sub;

                  (b) by either DI or Somerset Sub if (i) the Merger has not been effected on or before October 31, 1996, (ii) a final, unappealable order of a judicial or administrative authority of competent jurisdiction to restrain, enjoin or otherwise prevent a consummation of this Agreement or the transactions contemplated in connection herewith shall have been entered, or (iii) the required approval of the stockholders of DI provided for in Section 4.2 is not obtained;

                  (c) by DI if (i) since the date of this Agreement there has been a material adverse change in the financial condition of Somerset Sub, or (ii) there has been a material breach of any representation or warranty or covenant set forth in this Agreement by Somerset Sub which breach has not been cured within twenty business days following receipt by Somerset Sub of notice of such breach; or

                  (d) by Somerset Sub if (i) since the date of this Agreement there has been a material adverse change in the results of operations, financial condition or business of DI and the DI Subsidiaries, taken as a whole, or (ii) there has been a material breach of any representation or warranty or covenant set forth in this Agreement by DI which breach has not been cured within twenty business days following receipt by DI of notice of such breach.

         7.2      EFFECT OF TERMINATION.

                  (a) In the event of any termination of this Agreement pursuant to Section 7.1, (i) the provisions of Section 5.5 shall survive any such termination, and (ii) such termination shall not relieve any party from liability for any breach of this Agreement.

                  (b) In the event of any termination of this Agreement pursuant to Section 7.1(b)(iii) or Section 7.1(d)(ii), Somerset Sub would suffer direct and substantial damages, which damages cannot be determined with reasonable certainty. To compensate Somerset Sub, DI agrees to pay to it, as its sole and exclusive remedy, an amount equal to all of the expenses incurred by Somerset Sub in connection with this Agreement, the negotiations leading to its execution, Somerset Sub's examination and investigation of DI, the preparation and negotiation of the Agreement and related agreements, and in all other ways related to the Merger, including, but not limited to, all fees and expenses incurred by Somerset Sub to investment bankers, accountants, attorneys and other agents, plus the sum of $500,000 in the case of a termination pursuant to Section 7.1(d)(ii) or $250,000 in

                                       28

         the case of a termination pursuant to Section 7.1(b)(iii) as liquidated damages immediately upon termination. It is specifically agreed that such amount represents liquidated damages and not a penalty.

                  (c) If the Merger is not consummated for any reason other than as a result of a material breach by Somerset Sub of any of its representations, covenants or agreements contained in this Agreement, and if, prior to December 31, 1996, DI, or its stockholders, publicly announce, enter into a letter of intent relating to, enter into a definitive agreement providing for, or consummate, a DI Acquisition Transaction, DI agrees to pay to Somerset Sub an amount equal to thirty-three and one-third percent (33.3%) of the difference between the consideration to be paid in the DI Acquisition Transaction (including any and all distributions from DI to its stockholders from the date hereof through the later of such announcement, letter of intent, agreement or consummation) and $75 million. If such DI Acquisition Transaction involves less than all of the outstanding securities or assets of DI, the consideration to be paid in such DI Acquisition Transaction shall be deemed to be the amount that would have been attributable to all of such outstanding securities or assets, as the case may be, if all of the same had been sold for a total consideration proportionate to that paid for the portion thereof actually sold (or with respect to which an agreement was reached or letter executed, as the case may be).

         7.3 WAIVER AND AMENDMENT. Any provision of this Agreement may be waived at any time by the party that is, or whose stockholders are, entitled to the benefits thereof. This Agreement may not be amended or supplemented at any time, except by an instrument in writing signed on behalf of each party hereto, provided that after this Agreement has been approved and adopted by the stockholders of DI, this Agreement may be amended only as may be permitted by applicable provisions of the TBCA. The waiver by any party hereto of any condition or of a breach of another provision of this Agreement shall not operate or be construed as a waiver of any other condition or subsequent breach. The waiver by any party hereto of any of the conditions precedent to its obligations under this Agreement shall not preclude it from seeking redress for breach of this Agreement other than with respect to the condition so waived.

         7.4 SURVIVAL OF REPRESENTATIONS, WARRANTIES AND AGREEMENTS. None of the representations, warranties, covenants or agreements contained in this Agreement or in any instrument delivered pursuant to this Agreement shall survive the Effective Time, except for the terms of Article I, Article VII, Sections 5.5 and 5.7, the Stockholders Agreement, the Registration Rights Agreement and the Investment Monitoring Agreement.

         7.5 PUBLIC STATEMENTS. Somerset Sub and DI agree to consult with each other prior to issuing any press release or otherwise making any public statement with respect to the transactions contemplated hereby, and shall not issue any such press release or make any such public statement prior to such consultation, except as may be required by law or applicable stock exchange policy.

         7.6 REORGANIZATION STATUS. The parties hereto acknowledge that the closing of the transactions contemplated hereunder is not contingent upon the Merger qualifying as a reorganization within the meaning of Section 368(a) of the Code.

                                       29

         7.7 NO OTHER REPRESENTATIONS OR WARRANTIES. Except as expressly set forth in Article II, none of the parties to this Agreement have made any representation or warranty whatsoever to any of the other parties to this Agreement, and each such party hereby disclaims all liability and responsibility for any other representation, warranty, statement, or information made or communicated (orally or in writing) to the other party by any person, including without limitation their representatives, officers or directors. Somerset Sub acknowledges that neither DI nor any of the DI Subsidiaries have made any representation or warranty whatsoever relating to the tax consequences of the Merger or the other transactions contemplated herein.

         7.8 ASSIGNMENT. This Agreement shall inure to the benefit of and will be binding upon the parties hereto and their respective legal representatives, successors and permitted assigns. Except as set forth in this Agreement, this Agreement shall not be assignable by the parties hereto.

         7.9 NOTICES. All notices, requests, demands, claims and other communications which are required to be or may be given under this Agreement shall be in writing and shall be deemed to have been duly given if (i) delivered in person or by courier, (ii) sent by telecopy or facsimile transmission or
(iii) mailed, certified first class mail, postage prepaid, return receipt requested, to the parties hereto at the following addresses:

if to Somerset Sub:        Somerset Investment Corp.
                           69 Delaware Avenue
                           Buffalo, New York  14202
                           Attention:  Thomas H. O'Neill, Jr.
                           Telecopier No.: (716) 842-2514

with a copy to:            Parson & Brown
                           666 Third Avenue
                           New York, New York  10017
                           Attention: Edwin T. Markham, Esq.
                           Telecopier No.:  (212) 682-9112

if to DI:                  DI Industries, Inc.
                           450 Gears Road
                           Suite 625
                           Houston, Texas  77067
                           Attention:  President
                           Telecopier No.: (713) 874-0193

with a copy to:            Casey W. Doherty, Esq.
                           Cokinos, Bosien & Young
                           1500 Liberty Tower
                           2919 Allen Parkway
                           Houston, Texas  77019
                           Telecopier No.: (713) 535-5533

                                       30

or such other address as any party shall have furnished to the other by notice given in accordance with this Section 7.9. Such notices shall be effective, (i) if delivered in person or by courier, upon actual receipt by the intended recipient, (ii) if sent by telecopy or facsimile transmission, when the answer back is received, or (iii) if mailed, upon the earlier of five days after deposit in the mail and the date of delivery as shown by the return receipt therefor.

         7.10 GOVERNING LAW. This Agreement shall be governed by and construed in accordance with the substantive law of the State of Texas without giving effect to the principles of conflicts of law thereof. Exclusive venue shall lie in Harris County, Texas, for any action brought with respect to the interpretation or enforcement of the terms of this Agreement or otherwise relating to the Merger or the other transactions contemplated herein.

         7.11 SEVERABILITY. If any term, provision covenant or restriction of this Agreement is held by a court of competent jurisdiction to be invalid, void or unenforceable, the remainder of the terms, provision, covenants and restrictions of this Agreement shall continue in full force and effect and shall in no way be affected, impaired or invalidated.

         7.12 COUNTERPARTS. This Agreement may be executed in counterparts, each of which shall be an original, but all of which together shall constitute one and the same agreement.

         7.13 HEADINGS. The Section headings herein are for convenience only and shall not affect the construction hereof.

         7.14 ENTIRE AGREEMENT; THIRD PARTY BENEFICIARIES. This Agreement constitutes the entire agreement and supersedes all other prior agreements and understandings, both oral and written, among the parties or any of them, with respect to the subject matter hereof and neither this nor any document delivered in connection with this Agreement confers upon any person not a party hereto any rights or remedies hereunder except as provided in Section 5.7.

         7.15 DISCLOSURE LETTER. The DI Disclosure Letter, executed by DI as of the date hereof, and delivered to Somerset Sub on the date hereof, contains all disclosure required to be made by DI under the various terms and provisions of this Agreement. Each item of disclosure set forth in the DI Disclosure Letter specifically refers to the Article and Section of the Agreement to which such disclosure responds, and shall not be deemed to be disclosed with respect to any other Article or Section of the Agreement.

         7.16 CONSENT TO SPECIFIC PERFORMANCE. The parties hereto agree that it is impossible to measure the monetary damages that would accrue to a party by reason of a failure by any other party to perform any of the obligations hereunder. Therefore, if any party shall institute any action or proceeding to enforce the provisions hereof, any party against whom such action or proceeding is brought hereby waives any claim or defense therein that the party seeking such relief has an adequate remedy at law.

                                       31

         IN WITNESS WHEREOF, each of the parties has caused this Agreement to be executed on its behalf by its officers thereunto duly authorized, all as of the date first above written.

                                        DI INDUSTRIES, INC.


                                        By:   /s/  IVAR SIEM
                                        Name:      Ivar Siem
                                        Title:     President and Chief Executive
                                                   Officer



                                        SOMERSET INVESTMENT CORP.


                                        By: /s/    WILLIAM R. ZIEGLER
                                        Name:      William R. Ziegler
                                        Title:     President

                                        SOMERSET DRILLING ASSOCIATES, L.L.C.,
                                        by Somerset Capital Partners, its
                                           Managing Member (with respect to
                                           Section 5.7 only)


                                        By: /s/  WILLIAM R. ZIEGLER
                                                 William R. Ziegler, Partner

                                       32

                                                                       EXHIBIT A

                                 BOARD DESIGNEES

                               William R. Ziegler
                                    Ivar Siem
                               Roy T. Oliver, Jr.
                                Steven A. Webster
                                  Peter M. Holt

                                       33

                                                                       EXHIBIT B

                            FORM OF CREDIT AGREEMENT



The Form of Credit Agreement referenced hereto as Exhibit B does not differ in any material respect from the Form of Credit Agreement filed as Exhibit B to the Rig Merger Agreement attached as Appendix A to this Proxy Statement. As such, the Form of Credit Agreement has not been included as an exhibit to this agreement.

                                       34

                                                                       EXHIBIT C

                     FORM OF LEGAL OPINION OF PARSON & BROWN

D I Industries, Inc.,
         and
DI Merger Sub, Inc.
450 Gears Road
Suite 625
Houston, Texas 77067

Roy T. Oliver, Jr.
         and
R.T. Oliver, Inc.
6601 S.W. 29th Street
Oklahoma City, Oklahoma 73179

Mike L. Mullen
         and
Land Rig Acquisition Corp.
8411 Preston Road
Suite 730, LB2
Dallas, Texas 75225

Gentlemen:

                  We have acted as counsel to Somerset Investment Corp., a Texas corporation ("Somerset Sub"), Somerset Drilling Associates, L.L.C., a Delaware limited liability company ("Somerset L.L.C."), and Somerset Capital Partners, a New York general partnership, in connection with (i) the Agreement and Plan of Merger (the "Merger Agreement") dated as of May 7, 1996, among Somerset Sub and DI Industries, Inc., a Texas corporation ("DI"), and the related merger of Somerset Sub with and into DI (the "Merger"), (ii) the Registration Rights Agreement dated May 7, 1996, among Somerset L.L.C., Norex Drilling, Ltd., Roy T. Oliver, Jr., U.S. Rig and Equipment, Inc., Mike Mullen Energy Equipment Resource, Inc., GCT Investments, Inc. and DI (the "Registration Rights Agreement"), and (iii) the Investment Monitoring Agreement dated May 7, 1996, among DI, Somerset L.L.C. and Somerset Capital Partners (the "Investment Monitoring Agreement"). This opinion is being delivered pursuant to Section 6.2(c) of the Merger Agreement. Capitalized terms used but not defined herein are used with the same meanings as set forth in the Merger Agreement.

                  In connection with the offer, sale and delivery of the shares of DI Common Stock to be issued to the shareholders of Somerset Sub pursuant to the Merger, DI has filed with the Securities and Exchange Commission (the "Commission"), under the Securities Act of 1933, as

                                       35

amended (the "Act"), a Registration Statement on Form S-4 (File No. _____) (the "Registration Statement"), including a Proxy Statement/Prospectus of DI (as amended at the time the Registration Statement became effective, the "Registration Statement" and the "Proxy Statement/Prospectus," respectively).

                  Before rendering the opinions expressed below, we examined the Registration Statement, the Proxy Statement/Prospectus, the Merger Agreement, the Registration Rights Agreement, the Investment Monitoring Agreement and originals or copies of such corporate records of Somerset Sub and Somerset L.L.C., and such agreements and other documents and instruments as we deemed necessary for the purposes of rendering the opinions set forth below. As to matters of fact relevant to the opinions expressed below and as to factual matters arising in connection with our examination of the corporate documents, records and instruments of Somerset Sub and Somerset L.L.C., and other documents or writings, we have relied, to the extent we deemed appropriate, upon the representations and warranties made by Somerset Sub in the Merger Agreement, and upon certificates and other communications of public officials and corporate officers of Somerset Sub and Somerset L.L.C. without further investigation as to the facts set forth therein. We have assumed the genuineness of all signatures, the legal capacity of natural persons, the authenticity of all documents submitted to us as originals, the conformity to original documents of all documents submitted to us as certified, conformed or photostatic copies and the truthfulness of all statements of facts contained therein, and the due authorization, execution and delivery by the parties other than Somerset Sub, Somerset L.L.C. and Somerset Capital Partners of all documents to which they are parties that were examined by us (including, but not limited to, the Merger Agreement, the Registration Rights Agreement and the Investment Monitoring Agreement). In addition, we made, except to the extent hereinafter expressly stated, such other investigations as we deemed necessary or appropriate for the purposes of rendering the opinions expressed below.

                  Based on the foregoing, and subject to the limitations set forth below, we are of the opinion that:

                  (i) Somerset Sub is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Texas and has all requisite corporate power and authority to carry on its business as now being conducted; and Somerset L.L.C. is a limited liability company duly formed, validly existing and in good standing under the laws of the State of Delaware and has all requisite corporate power and authority to carry on its business as now being conducted;

                  (ii) The affirmative vote of Somerset L.L.C., as the sole shareholder of Somerset Sub, obtained in accordance with Section 3.3 of the Merger Agreement is the only vote of the holders of any class or series of the capital stock of Somerset necessary to approve the Merger Agreement and the Merger;

                  (iii) Somerset Sub has the requisite corporate power to merge with DI as contemplated by the Merger Agreement;

                                       36

                  (iv) The execution and delivery of the Merger Agreement, the Registration Rights Agreement and the Investment Monitoring Agreement did not, and the consummation of the Merger and the performance of the Registration Rights Agreement and the Investment Monitoring Agreement will not, violate any provisions of Articles of Incorporation or Bylaws of Somerset Sub or the Limited Liability Company Agreement of Somerset L.L.C.; and

                  (v) The Merger Agreement has been duly and validly authorized, executed and delivered by Somerset Sub, and is a valid and binding agreement of Somerset Sub, enforceable in accordance with its terms, except as such enforceability may be limited by bankruptcy, insolvency, reorganization, moratorium or other similar laws or court decisions affecting creditors' rights generally and by other general equitable principles; each of the Registration Rights Agreement and the Investment Monitoring Agreement has been duly and validly authorized, executed and delivered by Somerset L.L.C., and is a valid and binding agreement of Somerset L.L.C., enforceable in accordance with its terms, except as such enforceability may be limited by bankruptcy, insolvency, reorganization, moratorium or other similar laws or court decisions affecting creditors' rights generally and by other general equitable principles; and the Investment Monitoring Agreement has been duly and validly authorized, executed and delivered by Somerset Capital Partners, and is a valid and binding agreement of Somerset Capital Partners, enforceable in accordance with its terms, except as such enforceability may be limited by bankruptcy, insolvency, reorganization, moratorium or other similar laws or court decisions affecting creditors' rights generally and by other general equitable principles.


                  With respect to the opinion expressed in paragraph (v) above, we express no opinion as to the availability of specific performance, injunctive relief, reformation or any other equitable remedies with respect to the enforcement of any provision contained in the Merger Agreement, the Registration Rights Agreement or the Investment Monitoring Agreement, and we have further assumed that the Merger Agreement, the Registration Rights Agreement and the Investment Monitoring Agreement have been duly executed and delivered by the parties thereto other than Somerset Sub, Somerset L.L.C., and Somerset Capital Partners and constitute the legal, valid and binding obligation of each of such other parties thereto, enforceable in accordance with their terms.

                  Whenever any opinion expressed herein with respect to the existence or absence of facts is qualified by the phrase "to our knowledge" such phrase indicates that, except as otherwise expressed, (i) no information has come to the attention of any partner or associate of this firm who has devoted substantive attention to the transactions contemplated by the Merger Agreement that has given any such person actual knowledge of the existence of such facts,
(ii) we have not undertaken any independent investigation to determine the existence or absence of such facts and (iii) no inference as to our knowledge of the existence of such facts should be drawn from the fact of our representation of Somerset Sub, Somerset L.L.C., and Somerset Capital Partners or our expression of such opinion.

                  William R. Ziegler, a partner in this firm, is a general partner of Somerset Capital Partners, the Managing Member of Somerset L.L.C., and beneficially owns 5,000 shares of DI Common Stock.

                                       37

                  In rendering the foregoing opinions, we render no opinion as to any matters governed by any laws other than the laws of the State of New York and the applicable federal laws of the United States of America. The opinions and statements expressed herein are solely for your benefit and may not be relied upon by any other person without our prior written permission.

                                                 Very truly yours,


                                                 PARSON & BROWN

                                       38

                                                                       EXHIBIT D

                FORM OF LEGAL OPINION OF COKINOS, BOSIEN & YOUNG

Somerset Investment Corp.,
Somerset Capital Partners
         and
Somerset and Drilling Associates, L.L.C.
69 Delaware Avenue
Buffalo, New York  14202

Roy T. Oliver, Jr.
         and
R.T. Oliver, Inc.
6601 S.W. 29th Street
Oklahoma City, Oklahoma 73179

Mike L. Mullen
         and
Land Rig Acquisition Corp.
8411 Preston Road
Suite 730, LB2
Dallas, Texas 75225

Gentlemen:

                  We have acted as counsel to DI Industries, Inc., a Texas corporation ("DI"), and DI Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of DI ("Sub"), in connection with (i) the Agreement and Plan of Merger (the "Somerset Merger Agreement") dated as of May 7, 1996, between DI and Somerset Investment Corp., a Texas corporation ("Somerset Sub"), and the related merger of Somerset Sub with and into DI (the "Somerset Merger"), (ii) the Agreement and Plan of Merger (the "M/O Merger Agreement" and, together with the Somerset Merger Agreement, the "Merger Agreements") dated as of May 7, 1996, among DI, Sub, Mike L. Mullen, an individual ("Mullen"), Roy T. Oliver, Jr., an individual ("Oliver"), R.T. Oliver, Inc., an Oklahoma corporation ("RTO"), and Land Rig Acquisition Corp., a Delaware corporation ("LRAC"), and the related mergers of RTO and Sub with and into LRAC (the "M/O Merger" and, together with the Somerset Merger, the "Mergers"), (iii) the Registration Rights Agreement dated May 7, 1996, among Somerset Drilling Associates, L.L.C., a Delaware limited liability company ("Somerset L.L.C."), Norex Drilling, Ltd., Oliver, U.S. Rig and Equipment, Inc., Mike Mullen Energy Equipment Resource, Inc., GCT Investments, Inc., and DI (the "Registration Rights Agreement"), and (iv) the Investment Monitoring Agreement dated May 7, 1996, among DI, Somerset L.L.C. and Somerset Capital Partners (the "Investment Monitoring Agreement"). This opinion is being delivered pursuant to Section 6.3(d) of each of

                                       39

the Merger Agreements. Capitalized terms used but not defined herein are used with the same meanings as set forth in the Merger Agreements.

                  In connection with the offer, sale and delivery of the shares of DI Common Stock to be issued to the shareholders of Somerset Sub, RTO and LRAC pursuant to the Mergers, DI has filed with the Securities and Exchange Commission (the "Commission"), under the Securities Act of 1933, as amended (the "Act"), a Registration Statement on Form S-4 (File No. _____) (the "Registration Statement"), including a Proxy Statement/Prospectus of DI (as amended at the time the Registration Statement became effective, the "Registration Statement" and the "Proxy Statement/Prospectus," respectively).

                  Before rendering the opinions expressed below, we examined the Registration Statement, the Proxy Statement/Prospectus, the Merger Agreements, the Registration Rights Agreement, the Investment Monitoring Agreement and originals or copies of such corporate records of DI, Sub, and such agreements and other documents and instruments as we deemed necessary for the purposes of rendering the opinions set forth below. As to matters of fact relevant to the opinions expressed below and as to factual matters arising in connection with our examination of the corporate documents, records and instruments of DI and Sub, and other documents or writings, we have relied, to the extent we deemed appropriate, upon the representations and warranties made by DI and Sub in the Merger Agreements, and upon certificates and other communications of public officials and corporate officers of DI and Sub without further investigation as to the facts set forth therein. We have assumed the genuineness of all signatures, the legal capacity of natural persons, the authenticity of all documents submitted to us as originals, the conformity to original documents of all documents submitted to us as certified, conformed or photostatic copies and the truthfulness of all statements of facts contained therein, and the due authorization, execution and delivery by the parties other than DI and Sub of all documents to which they are parties that were examined by us (including, but not limited to, the Merger Agreements, the Registration Rights Agreement and the Investment Monitoring Agreement). In addition, we made, except to the extent hereinafter expressly stated, such other investigations as we deemed necessary or appropriate for the purposes of rendering the opinions expressed below.

                  Based on the foregoing, and subject to the limitations set forth below, we are of the opinion that:

                  (i) DI is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Texas and has all requisite corporate power and authority to carry on its business as now being conducted as described in the Proxy Statement/Prospectus; and Sub is a corporation duly incorporated, validly existing and in good standing under the laws of the State of Delaware and has all requisite corporate power and authority to carry on the business now being conducted by DI as described in the Proxy Statement/Prospectus;

                  (ii) The certificate of merger prepared for filing with the Secretary of State of Delaware in connection with the M/O Merger complies in all material respects with the requirements of the Delaware General Corporation Law ("DGCL") and the articles of merger prepared for filing with the Secretary of State of Texas in connection with the Somerset Merger

                                       40

comply in all material respects with the requirements of the Texas Business Corporation Act ("TBCA"), and upon filing of such certificate with the Secretary of State of Delaware, filing of such articles with the Secretary of State of Texas, compliance with the provisions of the Oklahoma General Corporation Act ("OGCA") regarding mergers of Oklahoma corporations with non-Oklahoma corporations, and the issuance of a certificate of merger with respect to the Somerset Merger by the Secretary of State of Texas, the Mergers will become effective in accordance with the terms of the Merger Agreements and the applicable provisions of the DGCL, the TBCA and the OGCA;

                  (iii) The affirmative vote of the holders of two thirds of the shares of DI Common Stock outstanding on the record date for the approval of the stockholders of DI obtained in accordance with Section 4.2 of each of the Merger Agreements is the only vote of the holders of any class or series of the capital stock of DI necessary to approve the Merger Agreements and the Mergers;

                  (iv) DI has the requisite corporate power to merge with Somerset Sub as contemplated by the Somerset Merger Agreement and issue the DI Common Stock as contemplated by the Merger Agreements, and Sub has the requisite corporate power to merge with RTO and LRAC as contemplated by the M/O Merger Agreement;

                  (v) The execution and delivery of the Merger Agreements, the Registration Rights Agreement and the Investment Monitoring Agreement did not, and the consummation of the Mergers and the performance of the Registration Rights Agreement and the Investment Monitoring Agreement will not, violate any provisions of the Articles of Incorporation or Bylaws of DI or Sub and, to our knowledge, will not violate or constitute a breach under, or require the consent of any party to, any agreement or instrument to which DI or Sub is a party or to which any of their assets are subject which has not been obtained, including the consent of Nordlandsbanken AS under the Loan Agreement between Drillers, Inc., a wholly owned Subsidiary of DI, and Nordlandsbanken AS dated December 12, 1994, and the consent of Charter National Bank, which consent has been obtained;

                  (vi) Each of the Merger Agreements, the Registration Rights Agreement and the Investment Monitoring Agreement has been duly and validly authorized, executed and delivered by DI, and each of the Merger Agreements, the Registration Rights Agreement and the Investment Monitoring Agreement is a valid and binding agreement of DI, enforceable in accordance with its terms, except as such enforceability may be limited by bankruptcy, insolvency, reorganization, moratorium or other similar laws or court decisions affecting creditors' rights generally and by other general equitable principles; and the M/O Merger Agreement has been duly and validly authorized, executed and delivered by Sub, and the M/O Merger Agreement is a valid and binding agreement of Sub, enforceable in accordance with its terms, except as such enforceability may be limited by bankruptcy, insolvency, reorganization, moratorium or other similar laws or court decisions affecting creditors' rights generally and by other general equitable principles;

                  (vii) The Registration Statement has become effective under the Act, and to our knowledge, no stop order suspending the effectiveness of the Registration Statement has been

                                       41

issued and no proceedings for such purpose have been initiated or are pending or threatened by the Commission under the Act;

                  (viii) The shares of DI Common Stock to be delivered in connection with the Mergers are duly authorized and reserved for issuance and, when issued in accordance with the terms and conditions of the Merger Agreements, will be validly issued, fully paid and nonassessable; and

                  (ix) The subscription of Norex Drilling, Ltd. for 4,000 shares of DI Series B Preferred Stock has been canceled and the $4 million subscription price has been repaid with $4 million borrowed from Norex Drilling, Ltd. pursuant to the Credit Agreement of even date herewith between DI and Norex Drilling, Ltd.; and all of the DI Series B Warrants have been surrendered and canceled.

                  With respect to the opinion expressed in paragraph (vi) above, we express no opinion as to the availability of specific performance, injunctive relief, reformation or any other equitable remedies with respect to the enforcement of any provision contained in any of the Merger Agreements, the Registration Rights Agreement or the Investment Monitoring Agreement, and we have further assumed that the Merger Agreements, the Registration Rights Agreement and the Investment Monitoring Agreement have been duly executed and delivered by the parties thereto other than DI and Sub and constitute the legal, valid and binding obligation of each of the parties thereto other than DI and Sub, enforceable in accordance with their terms.

                  Whenever any opinion expressed herein with respect to the existence or absence of facts is qualified by the phrase "to our knowledge" such phrase indicates that, except as otherwise expressed, (i) no information has come to the attention of any partner or associate of this firm who has devoted substantive attention to the transactions contemplated by the Merger Agreement that has given any such person actual knowledge of the existence of such facts,
(ii) we have not undertaken any independent investigation to determine the existence or absence of such facts and (iii) no inference as to our knowledge of the existence of such facts should be drawn from the fact of our representation of DI and Sub or our expression of such opinion.

                  In rendering the foregoing opinions, we render no opinion as to any matters governed by any laws other than the laws of the State of Texas, the applicable provisions of the DGCL and the applicable federal laws of the United States of America. The opinions and statements expressed herein are solely for your benefit and may not be relied upon by any other person without our prior written permission.

                                                   Very truly yours,


                                                   COKINOS, BOSIEN & YOUNG

                                       42

                                                                       EXHIBIT E

                                 FORM OF WARRANT

The Form of Warrant referenced hereto as Exhibit E does not differ in any material respect from the Form of Warrant filed as Exhibit G to the Rig Merger Agreement attached as Appendix A to this Proxy Statement. As such, the Form of Warrant has not been included as an exhibit to this agreement.

                                       43

                                 Exhibit 2.2.1

                                    AMENDMENT

                               DATED JUNE 11, 1996

                                     TO THE

                          AGREEMENT AND PLAN OF MERGER

                                     BETWEEN

                               DI INDUSTRIES, INC.

                                       AND

                            SOMERSET INVESTMENT CORP.


                                DATED MAY 7, 1996

                    AMENDMENT TO AGREEMENT AND PLAN OF MERGER

      This Amendment to Agreement and Plan of Merger, dated as of the 11th day of June, 1996 (the "Amendment"), is between DI Industries, Inc., a Texas corporation ("DI"), and Somerset Investment Corp., a Texas corporation ("Somerset Sub").

      WHEREAS, DI and Somerset Sub have entered into an Agreement and Plan of Merger, dated as of the 7th day of May, 1996 (the "Merger Agreement");

      WHEREAS, since the date of the Merger Agreement, (i) Somerset Drilling Associates, L.L.C. ("Somerset L.L.C."), formerly the sole shareholder of Somerset Sub, has transferred Common Stock of Somerset Sub to Somerset Capital Partners ("SCP"), a New York general partnership and the Managing Member of Somerset L.L.C., and (ii) the parties have agreed to increase the number of authorized shares of DI Common Stock to 300,000,000, rather than to 200,000,000; and

      WHEREAS, DI and Somerset Sub wish to amend the Merger Agreement to reflect the foregoing and in certain other respects,

      NOW, THEREFORE, in consideration of the premises and of the mutual agreements herein contained, the parties hereto hereby agree as follows:

      1. CONSENT TO TRANSFE DI hereby consents to the transfer by Somerset L.L.C. to SCP of shares of Common Stock of Somerset Sub.

      2. AMENDMENTS TO REFLECT TRANSFER. In order to reflect the transfer of Common Stock of Somerset Sub to SCP, the Merger Agreement is hereby amended in the following respects:

            (A) Paragraph (a) of Section 1.8 of the Merger Agreement is hereby amended and restated to read as follows:

            "(a) As soon as practicable after the Effective Time, the Surviving Corporation shall deliver to the shareholders of Somerset Sub certificates representing the Surviving Corporation Common Stock issuable to them pursuant to the terms of Section 1.7(a) hereof."

            (B) Section 1.11 of the Merger Agreement is hereby amended and restated to read as follows:

            "1.11 ADJUSTMENT. If for any reason on the Closing Date the number of shares of DI Common Stock which are issued and outstanding or subject to outstanding options or warrants is less than indicated in Section 2.1(b) hereof, the aggregate number of shares issuable to the shareholders of Somerset Sub pursuant to Section 1.7 shall be reduced by an equivalent number of shares. If the number of shares of DI Common Stock issued and

                                        1

      outstanding or subject to outstanding options or warrants on the Closing Date exceeds the number of shares indicated in Section 2.1(b), the aggregate number of shares issuable pursuant to Section 1.7 shall be increased by an equivalent number of shares. The parties hereto acknowledge that the continued exercisability of an option to purchase one million shares of DI Common Stock previously granted to Max M. Dillard is uncertain and that, so long as that uncertainty exists on the Closing Date, the shares subject to that option will not be deemed to be subject to outstanding options for the purposes of this Section."

            (C) Paragraph (a) of Section 5.7 of the Merger Agreement is hereby amended and restated to read as follows:

            "(a) From and after the Effective Time, the Surviving Corporation shall, to the fullest extent permitted under applicable law, indemnify, defend and hold harmless each person who is a shareholder, officer or director of Somerset Sub against all losses, claims, damages, costs, expenses, liabilities or judgments or amounts that are paid in settlement with the approval of the indemnifying party (which approval shall not be unreasonably withheld) of or in connection with any claim, action, suit, proceeding or investigation whether asserted or claimed prior to, or at or after, the Effective Time to the extent, and only to the extent, such claim arises from any untrue statement of a material fact in the Registration Statement and Proxy Statement or any omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, except to the extent such claim is subject to indemnification pursuant to Section 5.7(b) hereof (and the Surviving Corporation will pay expenses in advance of final disposition of any such action or proceeding to each indemnified party to the full extent permitted by law)."

            (D) Paragraph (d) of Section 6.2 of the Merger Agreement is hereby amended and restated to read as follows:

            "(d) The shareholders of Somerset Sub shall have contributed to the capital of Somerset Sub at least $25,000,000 in cash."

            (E) Paragraph (f) of Section 6.3 of the Merger Agreement is hereby amended and restated to read as follows:

            "(f) DI shall have executed and issued to the stockholders of Somerset Sub warrants in the form of Exhibit E hereto to purchase up to an aggregate of 1,720,000 shares of DI Common Stock. The warrants shall be issued in the same proportion that shares of DI Common Stock are issued pursuant to the Merger."


      3. AMENDMENT RELATING TO AMENDMENT TO ASection 1.5 of the Merger Agreement is hereby amended and restated to read as follows:

                                        2

            "1.5 ARTICLES OF INCORPORATION; BYLAWS. The Articles of Incorporation of DI, as in effect immediately prior to the Effective Time, shall be amended as of the Effective Time so that:

            (i)   Article One thereof reads in its entirety:

                  "The name of the corporation is [TO BE DETERMINED], Inc.";

            (ii) the first sentence of Article Four thereof reads in its entirety:

                  "The corporation shall have the authority to issue an
            aggregate of 301,000,000 shares , consisting of 1,000,000 shares of Preferred Stock, par value $1.00 per share ("Preferred Stock") and 300,000,000 shares of Common Stock, par value $0.10 per share ("Common Stock")"; and

            (iii)   a new Article Thirteen shall be added to read as follows:

                  "If, with respect to any action to be taken by the
            shareholders of the Corporation, any provisions of the Texas Business Corporation Act would, but for this Article XIII, require the vote or concurrence of the holders of shares having more than a majority of the votes entitled to be voted thereon, or of any class or series thereof, the vote or concurrence of the holders of shares having only a majority of the votes entitled to be cast thereon, or of any class or series thereof, shall be required with respect to any such action."

      and, as so amended, such Articles of Incorporation shall be the Articles of Incorporation of the Surviving Corporation and thereafter shall continue to be its Articles of Incorporation until amended as provided therein and under the TBCA. The bylaws of DI, as in effect immediately prior to the Effective Time, shall be the bylaws of the Surviving Corporation and thereafter shall continue to be its bylaws until amended as provided therein and under the TBCA."

      4. AMENDMENT TO SECTION 7.2Paragraph (c) of Section 7.2 of the Merger Agreement is hereby amended and restated to read as follows:

            "(c) If the Merger is not consummated for any reason other than as a result of a material breach by Somerset Sub of any of its representations, covenants or agreements contained in this Agreement, and if, prior to December 31, 1996, DI, or its stockholders, publicly announce, enter into a letter of intent relating to, enter into a definitive agreement providing for, or consummate, a DI Acquisition Transaction, DI agrees to pay to Somerset Sub an amount equal to thirty-three and one-third percent (33.3%) of the difference between the consideration paid in the DI Acquisition Transaction (including any and all distributions from DI to its stockholders from the date hereof through the later of such announcement, letter of intent, agreement or consummation) and the Threshold

                                        3

      Amount (defined below). The "Threshold Amount" shall be $30 million if such DI Acquisition Transaction involves all of the outstanding securities or assets of DI. If such DI Acquisition Transaction involves less than all of the outstanding securities or assets of DI, the Threshold Amount shall be reduced by a proportionate amount (e.g., if one half of the assets of DI are sold in such DI Acquisition Transaction, the Threshold Amount shall be $15 million)."

      5. COUNTERPARTS. This Amendment may be executed in counterparts, each of which shall be an original, but all of which together shall constitute one and the same agreement.

      6. EFFECT OF AMENDMENT. Except as specifically amended hereby, the Merger Agreement shall remain in full force and effect.

      IN WITNESS WHEREOF, each of the parties has caused this Amendment to be executed on its behalf by its officers thereunto duly authorized, all as of the date first above written.

                                      DI INDUSTRIES, INC.


                                      By:/s/  IVAR SIEM
                                      Name:   Ivar Siem
                                      Title:  Chairman, President and Chief
                                              Executive Officer

                                      SOMERSET INVESTMENT CORP.


                                      By:/s/  WILLIAM R. ZIEGLER
                                      Name:   William R. Ziegler
                                      Title:  President

                               SECOND AMENDMENT

                              DATED JULY 26, 1996

                                    TO THE

                         AGREEMENT AND PLAN OF MERGER

                                    BETWEEN

                              DI INDUSTRIES, INC.

                                      AND

                           SOMERSET INVESTMENT CORP.


                               DATED MAY 7, 1996

                           AS AMENDED JUNE 11, 1996

               SECOND AMENDMENT TO AGREEMENT AND PLAN OF MERGER

      This Second Amendment to Agreement and Plan of Merger, dated as of the 26th day of July, 1996 (the "Amendment"), is between DI Industries, Inc., a Texas corporation ("DI"), and Somerset Investment Corp., a Texas corporation ("Somerset Sub").

      WHEREAS, DI and Somerset Sub have entered into an Agreement and Plan of Merger, dated as of the 7th day of May, 1996, as amended on June 11, 1996 (the "Merger Agreement"), and wish to amend the Merger Agreement in certain respects;

      NOW, THEREFORE, in consideration of the premises and of the mutual agreements herein contained, the parties hereto hereby agree as follows:

      1. AMENDMENT TO ARTICLE VI.Paragraph (d) of Section 6.1 of the Merger Agreement is hereby deleted in its entirety and a new paragraph (i) shall be added to Section 6.3 to read as follows:

            "(i) A registration statement on Form S-3 covering the resale of the DI Common Stock to be issued pursuant to Section 1.7 hereof shall be effective on the Closing Date, and all post-effective amendments filed shall have been declared effective or shall have been withdrawn; and no stop-order suspending the effectiveness thereof shall have been issued and no proceedings for that purpose shall have been initiated or, to the knowledge of the parties, threatened by the Commission."

      2. COUNTERPARTS. This Amendment may be executed in counterparts, each of which shall be an original, but all of which together shall constitute one and the same agreement.

      3. EFFECT OF AMENDMENT. Except as specifically amended hereby, the Merger Agreement shall remain in full force and effect.

      IN WITNESS WHEREOF, each of the parties has caused this Amendment to be executed on its behalf by its officers thereunto duly authorized, all as of the date first above written.
                                          DI INDUSTRIES, INC.

                                          By:
                                          Name:  Ivar Siem
                                          Title: Chairman, President and Chief
                                                   Executive Officer

                                        1

                                          SOMERSET INVESTMENT CORP.

                                          By:
                                          Name:  William R. Ziegler
                                          Title: President

                                                                      APPENDIX C

                               DI INDUSTRIES, INC.

                         1996 EMPLOYEE STOCK OPTION PLAN

         THIS 1996 EMPLOYEE STOCK OPTION PLAN (this "Plan") is adopted by the Board of Directors (the "Board of Directors") of DI INDUSTRIES, INC., a Texas corporation (the "Corporation"), effective the 29th day of July, 1996 (the "Adoption Date").

                                   WITNESSETH:

         WHEREAS, the Corporation believes that allowing certain employees to obtain shares of common stock, $0.10 par value ("Common Stock"), of the Corporation by granting stock options as hereinafter provided is beneficial to the initial and continued success of the Corporation;

         NOW, THEREFORE, the Corporation agrees to provide for the granting and exercising of stock options to certain employees of the Corporation, subject to the following conditions and provisions:

         1. PURPOSE. The purpose of this Plan is to secure for the Corporation and its shareholders the benefits that flow from providing certain employees with the incentive inherent in common stock ownership. The Corporation recognizes that an employee stock option plan may aid in attracting and retaining employees of exceptional ability because of the opportunity offered to acquire a proprietary interest in the business of the Corporation.

         2. AMOUNT OF STOCK. The total number of shares of Common Stock to be subject to options granted pursuant to this Plan may not exceed 7,000,000 shares. This total number of shares will be subject to appropriate increase or decrease under Section 13 of this Plan in the event of a stock dividend, or upon a subdivision, split-up, combination or reclassification of, the shares purchasable under such options. In the event that options granted under this Plan lapse or terminate without being exercised, additional options may be granted covering the shares not purchased under such options.

         3. STOCK OPTION COMMITTEE. The Board of Directors will from time to time appoint a Stock Option Committee (hereinafter called the "Committee") to, among other duties, serve under this Plan. Members of the Committee will serve for such period of time as the Board of Directors may determine and will be subject to removal by the Board of Directors at any time. The initial members of the Committee will consist of either:

                  (i) two or more persons, each of whom are disinterested persons within the meaning of Paragraph (c)(2) of Rule 16b-3 (or any successor rule) ("Rule 16b-3") promulgated by the Securities and Exchange Commission under the Securities Exchange Act of 1934, as amended, as such term is interpreted from time to time; OR

                  (ii) the entire Board of Directors of the Corporation, so long as each member of the Board of Directors is an individual who qualifies as a disinterested person.

         The Board of Directors may, at any time, terminate the functions of the Committee and reassume all powers and authority previously delegated to the Committee; provided, however, that the Committee will have sole and exclusive authority to grant options under this Plan to eligible employees, officers or directors of the Corporation during any and all periods of time when any member of the Board of Directors does not qualify as a disinterested person.

         The Board of Directors will, in its discretion, establish such rules and regulations as it may deem appropriate for the proper administration of the Plan and will have full authority and power to interpret and construe any provision of the Plan or the terms and conditions of any option outstanding under the Plan. Decisions of the Board of Directors will be final, binding and conclusive on all persons who have an interest in the Plan or any option outstanding under the Plan.

         4. STOCK OPTIONS. Any option granted under this Plan may be either an "Incentive Stock Option" or a "Non-qualified Stock Option." An Incentive Stock Option is any option granted under this Plan that is intended to qualify as an incentive stock option under Section 422 of the Internal Revenue Code of 1986, as amended (the "Code"), or any equivalent successor provision of the Code, if applicable. A Non-qualified Stock Option is any option granted under this Plan that is not an Incentive Stock Option. Except as specifically provided herein, the provisions of this Plan apply in the same manner to Incentive Stock Options and the Non-qualified Stock Options. Notwithstanding the foregoing, in no event shall an Incentive Stock Option be granted to an individual who is not an employee of the Company. Notwithstanding the foregoing, in no event shall an Incentive Stock Option be granted to an individual who is not an employee of the Company.

         5. ELIGIBILITY AND PARTICIPATION. Options may be granted pursuant to this Plan only to employees of the Corporation or any parent or a subsidiary of the Corporation (such employees being hereinafter sometimes called "employees"). For purposes of this Plan, the term "employee" shall be defined to include individuals who perform personal services for the Corporation on a contract basis. From time to time, the Committee may select the employees to whom options may be granted and will determine the number of shares to be covered by each option so granted. The aggregate fair market value (determined at the time an option is granted) of the Common Stock with respect to which Incentive Stock Options are exercisable for the first time by any employee in any calendar year (under all such plans of the Corporation and a parent or subsidiary corporation) may not exceed One Hundred Thousand Dollars ($100,000) or such greater or lesser limit that may hereafter be imposed by the Code or other applicable law. Future as well as present employees (including employees who are directors) will be eligible to participate in this Plan. Directors who are not employees of the Corporation or a parent or a subsidiary of the Corporation are not eligible to participate in this Plan. No Incentive Stock Option may be granted under this Plan to an employee who, immediately before such option is granted, owns (or is attributed by the Code as owning) stock possessing more than ten percent (10%) of the total combined voting power of all classes of stock of the Corporation or any parent or subsidiary corporation, if any, unless (i) such option price is specially valued as provided in Section 7 of this Plan and (ii) the term of such option is limited as provided in Section 9 of this Plan. The holder of any option granted pursuant to this Plan will not have any of the rights of a shareholder with respect to the shares covered by the option until one or more certificates for such shares are delivered to such holder upon the due exercise of the option.

         For purposes of this Agreement, the fair market value of a share of Common Stock on any particular date shall be the last sales price of the Common Stock on that date as reported on a national securities exchange or on the NASDAQ National Market System or, if last sale reporting quotation is not available for the Common Stock, the average of the bid and ask prices for the Common Stock at the end of the trading day, as reported by NASDAQ or in the National Quotation Bureau, Inc.'s "Pink Sheets" or, if such quotations are not available, such fair market value will be determined by the Committee, in accordance with its discretion in making a bona fide, good faith determination of fair market value, without regard to any restriction other than a restriction that, by its terms, will never lapse.

         6. OPTION AGREEMENT. The terms and provisions of each option granted under this Plan will be set forth in an appropriate Stock Option Agreement (hereinafter called an "Option Agreement") between the Corporation and the employee receiving such option in a form to be approved by the Committee. Each Option Agreement will state the number of shares of Common Stock purchasable thereunder and will identify the option granted thereby as an Incentive Stock Option or a Non-qualified Stock Option.

         7. PRICE. The purchase price per share of Common Stock purchasable under options granted pursuant to this Plan will be determined by the Committee but, in the case of an Incentive Stock Option, may not be less than one hundred percent (100%) of the fair market value of a share of Common Stock at the time the Incentive Stock Options are granted. In the event an employee, immediately before an Incentive Stock Option is granted to such employee, owns (or is attributed by the Code as owning) stock possessing more than ten percent (10%) of the total combined voting power of all classes of stock of the Corporation or of its parent or subsidiary corporations, if any, then the purchase price per share of Common Stock purchasable under the Incentive Stock Options granted to such employee under this Plan may not be less than one hundred and ten percent (110%) of the fair market value at the time the options are granted. The full purchase price of shares purchased must be paid upon exercise of the option. Under certain circumstances, such purchase price per share may be subject to adjustment as referred to in Section 13 of this Plan.

         8. EXERCISE PERIOD. The Committee will determine when each option may be exercised in whole or in part, such exercise period to be contained in the applicable Option Agreement. The Committee may, however, at any time, in its sole discretion, amend any outstanding Option Agreement to shorten the time that the option governed thereby is exercisable or to provide that the time for exercising such option will be shortened upon the occurrence of a specified event.

         9. OPTION PERIOD. The Committee will determine the maximum period of time within which options granted under this Plan must be exercised after the granting of such option, which period must terminate by the terms of Option Agreement pertaining to such option no later than ten (10) years from the date that such option is granted. Notwithstanding the preceding sentence, in the event that an employee, immediately before an Incentive Stock Option is granted to such employee, owns (or is deemed under applicable attribution rules prescribed by the Code to own) stock possessing more than ten percent (10%) of the total combined voting power of all classes of stock of the Corporation or any parent or subsidiary corporations, then no Incentive Stock Option granted to such employee may be exercisable after the expiration of five (5) years from the date that the Incentive Stock Option is granted. The actual expiration date stated in an Option Agreement is hereinafter called the "Expiration Date". Notwithstanding any other provision of this Plan to the contrary, no option may be granted under this Plan after the tenth anniversary of the Adoption Date.

         10. METHOD OF EXERCISING THE OPTION. Each Option Agreement will provide that the option governed thereby may be exercised by the employee by delivering to the Secretary of the Corporation (i) written notice from the employee designating the number of shares of Common Stock with respect to which the option is being exercised and (ii) the total purchase price for those shares of Common Stock, which purchase price must be in the form of (a) cash or a cashier's or certified check payable to the order of the Corporation, or (b) the tender to the Corporation of such number of shares of Common Stock owned by the employee having an aggregate fair market value as of the date of exercise that is not greater than the total purchase price for the shares of Common Stock with respect to which the option is being exercised and by paying the remaining amount of the purchase price as provided in (a) above. The Board of Directors will have the sole and exclusive discretion to determine whether or not property other than cash or shares of Common Stock may be used to purchase shares of Common Stock upon exercise of an option and, if so, to determine the value of the property received.

         11. TERMINATION. Each Option Agreement will provide that:

                  (a) If the employee for any reason whatsoever, other than death or permanent and total disability, as defined in (b) below, ceases to be employed by the Corporation, or a parent or subsidiary corporation of the Corporation, and prior to such cessation, the employee was employed at all times from the date of the granting of such option until the date of such cessation, the option must be exercised by the employee (to the extent that the employee is entitled to do so at the date of cessation) within three (3) months following the date of cessation of employment, subject to the Expiration Date; provided, however, that if the employee is terminated for cause, the option will immediately terminate. Notwithstanding the foregoing, the Board of Directors may, in its sole discretion, extend for a reasonable period the time in which an employee may exercise any Non-qualified Stock Option after the date of cessation of employment, subject to the Expiration Date.

                  (b) If the employee becomes permanently and totally disabled, as hereinafter defined, while employed by the Corporation or a parent or subsidiary corporation of the Corporation, and prior to such disability the employee was employed at all times from the date of the granting of the option until the date of disability, the option must be exercised by the employee (to the extent that the employee is entitled to do so at the date of disability) at any time within one (1) year after the date of disability or the Expiration Date, whichever is earlier.

                  "Permanently and totally disabled" means being unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or which has lasted or can be expected to last for a continuous period of not less than twelve (12) months. Such determination of permanent and total disability must be made in accordance with the requirements of Section 22(e)(3), and applicable regulations, of the Code, or any other applicable method necessary for the continued qualification of this Plan under Section 422 of the Code, or any equivalent successor provision, if applicable. In the absence of any specific requirements for this determination, the decision of the Committee, as aided by any physicians designated by the Committee shall be conclusive and the Board of Directors shall send written notice to the employee of the determination that he has become permanently and totally disabled.

                  (c) In the event that the employee dies while employed by the Corporation or a parent or subsidiary corporation of the Corporation, and prior to death the employee was employed at all times from the date of the granting of the option until the date of death, the option must be exercised (to the extent that the employee is entitled to do so at the date of death) by a legatee or legatees of the employee under his will, or by his personal representatives or distributes, at any time within one (1) year after the date of death or the Expiration Date, whichever is earlier.

                  Nothing in (a), (b) or (c) shall extend the time for exercising any option granted pursuant to this Plan beyond the Expiration Date.

         12. ASSIGNABILITY. Each Option Agreement will provide that the option granted thereby may not be transferable or assignable by the employee in any form or fashion, other than by will or by the laws of decent and distribution, and that the option may be exercised, during the lifetime of the employee, only by the employee.

         13. CHANGES IN CAPITAL STRUCTURE. Each Option Agreement will provide that, subject to the provisions set forth in Section 14, if the option is exercised subsequent to any stock split, reverse stock split, split-up, recapitalization, merger, consolidation, combination or exchange of shares, reorganization, or liquidation occurring after the date of the grant of the option, as a result of which shares of any class have been issued in respect of outstanding Common Stock or Common Stock has been changed into the same or a different number of shares of the same or another class or classes, then the employee so exercising the option will receive, for the aggregate price paid upon such exercise, the aggregate number and class of shares that, if Common Stock (as authorized at the date of the grant of the option) had been purchased at the date of the grant of the option for the same aggregate price (on the basis of the price per share set forth in Section 7 hereof) and had not been disposed of, such employee would be holding, at the time of such exercise, as a result of such purchase and all such stock splits, reverse stock splits, split-ups, recapitalizations, mergers, consolidations, combinations or exchanges of shares, reorganizations, or liquidations; provided, however, that no fractional share may be issued upon any such exercise, and the aggregate price paid will be appropriately reduced on account of any fractional share not issued.

         14. CORPORATE MERGER, CONSOLIDATION, ETC.. In the event of a dissolution or liquidation of the Corporation or a merger or consolidation in which the Corporation is not the surviving corporation, any outstanding options hereunder may be terminated by the Corporation as of the effective date of such dissolution, liquidation, merger or consolidation by giving notice to each holder thereof of its intention to do so not less than ten (10) days preceding such effective date and permitting the exercise of all of outstanding options until such effective date, or the Expiration Date if earlier. Notwithstanding the preceding sentence, if the Corporation is not the surviving corporation as a result of the Corporation being reorganized or merged or consolidated with another corporation while unexercised options are outstanding under this Plan, the surviving corporation may assume the unexercised options outstanding under this Plan or substitute new options in the surviving corporation for the outstanding options; provided, however, that the excess of the aggregate fair market value of the securities subject to the options immediately after the substitution or assumption over the aggregate option price of such shares is not less than the excess of the aggregate fair market value of the Common Stock subject to the outstanding option immediately before such substitution or assumption over the aggregate option price of such Common Stock. The existence of this Plan or of options granted hereunder will not in any way prevent any transaction described herein and no holder of options granted under this Plan will have the right to prevent any such transaction.

         15. PAYMENT OF TAXES UPON EXERCISE. If the Committee so requires, the Option Agreement governing any Non-qualified Stock Option will include (i) an acknowledgement by the employee receiving such Non-qualified Stock Option that under currently applicable law, the employee's taxable income may include, at the time of exercise of the option, the amount by which the fair market value of the shares purchased pursuant to the option exceeds the purchase price paid and
(ii) the employee's authorization of the Corporation to withhold shares of Common Stock purchased by the employee pursuant to the exercise of such option of a value equivalent to the amount of tax required to be withheld by the Corporation out of any taxable income derived by the employee upon exercise of the option unless the employee delivers to the Corporation cash or other shares of Common Stock owned by the employee in such amount.

         16. REGISTRATION RIGHTS. The employees have no registration rights with respect to the shares of Common Stock issuable upon exercise of the options granted under this Plan.

         17. SALE OF STOCK AFTER EXERCISE OF OPTION. Any employee exercising any option under the terms of this Plan will be required to agree that, unless the shares obtained as a result of such exercise have been registered under the Securities Act of 1933, as amended (the "Securities Act"), or may otherwise be sold pursuant to an available exemption from such registration under the Securities Act, such employee will not dispose of any such shares thereafter without the prior approval of the Company. The Company intends to file a registration statement with respect to the shares issuable under the Plan in its fiscal year ending December 31, 1996, but has no obligation to do so.

         Any employee exercising any Incentive Stock Option under this Plan will be required to agree that such employee will not dispose of the shares obtained as a result of such exercise within two (2) years from the date of the grant of the applicable option nor within one (1) year after the exercise of the applicable option.

         The restrictions on transfer set forth in this Section 17 will apply to any new, additional or different securities the employee may receive or become entitled to receive with respect to any shares received by such employee pursuant to the exercise of any option granted under this Plan, including (but not limted to) securities received by virtue of a share dividend, stock split, reverse stock split, split-up, recapitalization, merger, consolidation, combination or exchange of shares, reorganization, dissolution, liquidation or any other change in the corporate or capital structure of the Corporation.

         The Corporation will require that a legend be placed on any share certificates issued through the exercise of any option granted under this Plan. Such legend will be placed either on the front or back of such share certificates and will note that the shares are governed by this Plan.

         This Plan will be kept at the registered office of the Corporation and will be available for inspection by any appropriate party.

         18. AMENDMENT OF THE PLAN. The Board of Directors may from time to time alter, amend, suspend or discontinue this Plan and make rules for its administration, except that the Board of Directors may not amend this Plan in any manner that would have the effect of preventing Incentive Stock Options granted under this Plan from being considered "incentive stock options" as defined in section 422 of the Code.

         19. OPTIONS DISCRETIONARY. The granting of options under this Plan will be entirely discretionary and nothing in this Plan will be deemed to give any employee of the Corporation or any parent or subsidiary of the Corporation any right to participate in this Plan or to receive options. No provision of this Plan or any Option Agreement evidencing any options granted under this Plan will confer any right upon any employee to be employed by the Corporation or any parent or subsidiary of the Corporation for any period of specific duration.

         20. STOCKHOLDER APPROVAL. This Plan will be submitted to the shareholders of the Corporation (the "Shareholders") for approval and must be approved by a majority vote of the Shareholders on or within twelve (12) months, before or after, of the Adoption Date.

         21. TERMINATION OF PLAN. Unless terminated earlier, this Plan shall terminate ten (10) years from the Adoption Date. Any option outstanding under this Plan at the time of the termination of this Plan will remain in effect until such option is exercised or the Expiration Date thereof occurs, whichever is earlier.

                               FORM OF PROXY CARD

(side 1 of proxy card)
                               DI INDUSTRIES, INC.
            PROXY FOR ANNUAL MEETING OF SHAREHOLDERS AUGUST 27, 1996

           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

     The undersigned hereby appoints Ivar Siem, Bill R. Merchant, or any one or more of them, with full power of substitution, the attorneys and proxies of the undersigned to vote the shares of common stock of DI Industries, Inc., a Texas corporation (the "Company"), held of record by the undersigned at the close of business on July 15, 1996, at the annual meeting of shareholders of the Company to be held at the Greenspoint Club, 16925 Northchase, Houston, Texas 77060 on August 27, 1996 at 9:00 a.m. Houston time, and at any adjournment thereof, as follows:

THE BOARD OF DIRECTORS RECOMMENDS THAT THE SHAREHOLDERS VOTE FOR THE ELECTION OF THE PERSONS SET FORTH ON THE REVERSE SIDE AS DIRECTORS AND FOR EACH OF THE OTHER PROPOSALS.

THIS PROXY IS TO BE VOTED AS DIRECTED. IN THE ABSENCE OF SPECIFIC DIRECTION, IT IS INTENDED TO VOTE THE SHARES REPRESENTED BY THIS PROXY FOR THE ELECTION OF IVAR SIEM, ROY T. OLIVER, STEVEN A. WEBSTER, WILLIAM R. ZIEGLER AND PETER M. HOLT, AS DIRECTORS AND FOR EACH OF THE OTHER PROPOSALS.

                  IMPORTANT: SIGNATURE REQUIRED ON REVERSE SIDE

(reverse side of proxy card)

     You are urged to sign and return your proxy without delay in the return envelope provided for that purpose, which requires no postage if mailed in the United States or Canada.

     (1)    Election of directors.

            [ ] FOR (except as withheld below)    [ ] WITHHOLD VOTE

     Nominees: Ivar Siem, Roy T. Oliver, Steven A. Webster, William R. Ziegler and Peter M. Holt.

     (Instructions: To withhold authority to vote for any individual nominee, write that nominee's name on the following line.)

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     (2)    Approval of the Rig Merger Agreement.

            [ ] FOR              [ ] AGAINST               [ ] ABSTAIN

     (3)    Approval of the Somerset Merger Agreement.

            [ ] FOR              [ ] AGAINST               [ ] ABSTAIN

     (4)    Approval of 1996 Employee Stock Option Plan.

            [ ] FOR              [ ] AGAINST               [ ] ABSTAIN

     (5) Adoption and approval of the proposed amendment to the Articles of Incorporation of the Company to increase the number of authorized shares of common stock of the Company from 75,000,000 shares to 300,000,000 shares.

            [ ] FOR              [ ] AGAINST               [ ] ABSTAIN

     (6) Adoption and approval of the proposed amendment to the Articles of Incorporation of the Company to provide that any action requiring the consent of more than a majority of the issued and outstanding stock of the Company under the Texas Business Corporation Act shall only require the consent of a majority of the issued and outstanding stock of the Company.

            [ ] FOR              [ ] AGAINST               [ ] ABSTAIN

     (7) As such proxies may in their discretion determine upon such other matters as may properly come before the meeting.


DATED_______________, 1996                     BY:______________________________

                                                  ______________________________
                                                       Printed Name

When signing this proxy, please date it and take care to have the signature conform to the shareholder's name as it appears on this side of the proxy. If shares are registered in the names of two or more persons, each person should sign. Executors, administrators, trustees and guardians should so indicate when signing.